JEFFERSON

NATIONAL

LIFE ANNUITY

ACCOUNT G

Annual Report

To

Contract Owners

December 31, 2022

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

HOME OFFICE: LOUISVILLE, KENTUCKY

KPMG LLP
Suite 500 191 West Nationwide Blvd.
Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account G:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Jefferson National Life Annuity Account G (the Separate Account), as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix, the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 3, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

Advisors Preferred Trust

Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)

Alger Portfolios

Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)

Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)

Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)

Alliance Variable Products Series

AllianceBernstein Variable Products Series Fund, Inc.-AB VPS Sustainable International Thematic Portfolio: Class B (ABIGB)(1)

AllianceBernstein Variable Products Series Fund, Inc.-AB VPS Small Cap Growth Portfolio: Class B (ABSCGB)

AllianceBernstein Variable Products Series Fund, Inc.-AB VPS Sustainable Global Thematic Growth Portfolio: Class B (ABTGB) (1)

AllianceBernstein Variable Products Series Fund, Inc.-AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc.-AB VPS Growth and Income Portfolio: Class A (ALVGIA)

AllianceBernstein Variable Products Series Fund, Inc.-AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc.-AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

Allspring Variable Trust

Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

ALPS Variable Investment Trust

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)

ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)

ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)

ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)

ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)

American Century Variable Portfolio

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Funds Insurance Series

American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)

American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)

American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)

American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)

American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)

American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)

American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)

American Funds Insurance Series(R) - Managed Risk Growth-Income Fund: Class P2 (AVGIP2)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)

American Funds Insurance Series(R) - Managed Risk Growth Fund: Class P2 (AVRGP2)

American Funds Insurance Series(R) - Managed Risk International Fund: Class P2 (AVRIP2)

Amundi Pioneer Asset Mgmnt

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)

Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)

Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)

BlackRock Variable Series Trust Funds

BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund : Class III (BRVUG3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)

BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY Mellon Funds

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

Calvert Variable Series

Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)

Columbia Variable Portfolio

Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2) (1)

Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)

Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)

Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)

Credit Suisse Trust

Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)

Delaware VIP Trust

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DFA Investment Dimensions

DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

Eaton Vance VP

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

Federated Hermes Insurance Series

Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)

Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)

Fidelity VIP

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)

Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)

Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 (FVF202)

Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 (FVF502)

Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 (FVF602)

Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 (FVF702)

Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)

Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)

Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

Fidelity Variable Insurance Products Fund - VIP Target Volatility Portfolio: Service Class 2 (FVTV2)

First Eagle

First Eagle Variable Funds - Overseas Variable Fund (FEOVF)

Franklin Templeton VIP Trust

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Global Real Estate II (FTVGR2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)

Goldman Sachs Variable Insurance Trust

Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS) (1)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)

Guggenheim Variable Trust

Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Guggenheim Variable Funds Trust - Series B (Large Cap Value Series) (GVLCVB)

Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)

Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)

Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - High Yield Strategy Fund (RHYS)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF) (1)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS) (1)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - Global Managed Futures Fund (RVMFU) (1)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)

Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)

Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)

Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)

Invesco V. I.

Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)

Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)

Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)

Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)

Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE) (1)

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)

Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)

Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)

Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)

Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)

Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)

Invesco - Invesco V.I. Conservative Balanced Fund: Series II Shares (OVCBS)

Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)

Invesco - Invesco V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)

Ivy VIP

Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II (WRDIV) (1)

Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)

Janus Aspen Series

Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)

Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)

Janus Aspen Series - Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio: Service Shares (JIULVV) (1)

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)

John Hancock

John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)

JPMorgan

JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)

JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)

Lazard Retirement Series Fund

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)

Lazard Retirement International Equity - Service (LZRIES)

Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares (LZRUSM)

LMPV Equity Trust

LMCBV Aggressive Growth I (LPVCAI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)

LMPV Income Trust

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

Lord Abbett Series Fund, Inc.

Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)

Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)

MainStay VP Funds Trust

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class (MNCPS)

MFS Variable Insurance Trust

MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Neuberger Berman Adv Mgt Trust

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)

Northern Lights Variable Trust

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)

Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 1 (NOTB1)

Northern Lights TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)

Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 1 (NOTG1)

Northern Lights TOPS Managed Risk Growth ETF - Class 2 (NOTG2)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)

Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)

Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1 (NOTMG1)

Northern Lights TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)

Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)

Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)

Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)

PIMCO Variable Insurance Trust

PIMCO VIT Dynamic Bond - Admin (PMUBAM)

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class (PMVAAI)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

PIMCO Variable Insurance Trust - Global Diversified Allocation Portfolio: Administrative Class (PVGDAA)

PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)

ProFunds VP

ProFund VP Asia 30 (PROA30)

ProFund Access VP High Yield Fund (PROAHY)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Basic Materials (PROBM)

ProFund VP Banks (PROBNK)

ProFund VP Bear (PROBR)

ProFund VP Consumer Goods (PROCG)

ProFund VP Consumer Services (PROCS)

ProFund VP Europe 30 (PROE30)

ProFund VP Emerging Markets (PROEM)

ProFund VP Financials (PROFIN)

ProFunds VP Falling US Dollar (PROFUD)

ProFunds VP Government Money Market (PROGMM)

ProFund VP U.S. Government Plus (PROGVP)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Japan (PROJP)

ProFunds VP Large-Cap Growth (PROLCG)

ProFunds VP Large-Cap Value (PROLCV)

ProFunds VP Mid-Cap (PROMC)

ProFunds VP Mid-Cap Growth (PROMCG)

ProFunds VP Mid-Cap Value (PROMCV)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Internet (PRONET)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFunds VP Small Cap (PROSC)

ProFunds VP Small-Cap Growth (PROSCG)

ProFund VP Semiconductor (PROSCN)

ProFunds VP Small-Cap Value (PROSCV)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

ProFunds VP Short Mid-Cap (PROSMC)

ProFund VP Short NASDAQ-100 (PROSN)

ProFunds VP Short Small-Cap (PROSSC)

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)

ProFunds VP UltraBull (PROUB)

ProFunds VP UltraMid-Cap (PROUMC)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFunds VP UltraSmall-Cap (PROUSC)

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Utilities (PROUTL)

Putnam Variable Trust

Putnam VT Mortgage Securities Cl IB (PVAGIB)

Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB (PVAR5B)

Putnam VT Diversified Income Cl IB (PVDIB)

Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)

Putnam VT High Yield Cl IB (PVHYB)

Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Putnam VT Sustainable Leaders Class IB (PVNOB)

Redwood

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)

Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N (RWMVN)

Royce Capital Fund

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

Russell Investment Funds

RIF Global Real Estate Securities (RLVGRE)

RIF International Developed Markets (RLVIDM)

RIF Balanced Strategy (RLVLBS)

RIF Equity Growth Strategy (RLVLEG)

RIF Moderate Strategy (RLVLMS)

RIF Strategic Bond (RLVSB)

RIF US Small Cap Equity (RLVUSC)

RIF US Strategic Equity (RLVUSE)

T. Rowe Price VIP II

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)

Third Avenue Variable Series

Third Avenue Value (TAVV)

Timothy Plan Variable Series

Timothy Plan - Conservative Growth VS Fund (TPVCGP)

Timothy Plan - Strategic Growth VS Fund (TPVSGP)

VanEck VIP

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM) (1)

VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA) (1)

Vanguard Variable Insurance Funds

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)

Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)

Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)

Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)

Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)

Vanguard Variable Insurance Fund - Growth Portfolio (VVG)

Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)

Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Vanguard Variable Insurance Fund - International Portfolio (VVI)

Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)

Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)

Virtus Variable Insurance Trust

Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)

Westchester Capital Mgmt

The Merger Fund VL - The Merger Fund VL (MGRFV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from April 29, 2021 (inception) to December 31, 2021.

Invesco V. I.

Invesco - Invesco V.I. American Value Fund: Series II Shares (IVAVS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2022 and the period from June 23, 2021 (inception) to December 31, 2021.

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from April 28, 2022 (inception) to December 31, 2022.

Invesco V. I.

Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2022, and the related statements of operations and changes in contract owners’ equity for the period from May 1, 2022 (inception) to December 31, 2022.

MFS Variable Insurance Trust

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

Nationwide Variable Insurance

Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Statement of operations for the period from January 1, 2022 to April 27, 2022 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to April 27, 2022 (liquidation) and the year ended December 31, 2021.

IVY VIP

Delaware Ivy VIP Global Bond - Class 2 (WRGBP)

Statement of operations for the period from January 1, 2022 to October 21, 2022 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to October 21, 2022 (liquidation) and the year ended December 31, 2021.

NORTHERN LIGHTS VARIABLE TRUST

Northern Lights Probabilities Class 1 (NOVPB1)

Statement of operations for the period from January 1, 2022 to December 7, 2022 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to December 7, 2022 (liquidation) and the year ended December 31, 2021.

NORTHERN LIGHTS VARIABLE TRUST

Northern Lights 7Twelve Balanced Cl 4 (NO7TB)

Northern Lights 7Twelve Balanced Cl 3 (NO7TB3)

Statement of operations for the period from January 1, 2022 to August 18, 2022 (merger) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to August 18, 2022 (merger) and the year ended December 31, 2021.

LMPV Equity Trust

Legg Mason QS Dynamic Multi Strategy (LPVQD2)

Statement of operations for the period from January 1, 2022 to April 28, 2022 (merger) and the statements of changes in contract owners’ equity for the period from January 1, 2022 to April 28, 2022 (merger) and the year ended December 31, 2021.

Invesco V. I.

Invesco V.I Core Bond (OVTRBS)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
APTGBS	845,579	$18,147,520	$17,461,208	$1	$17,461,209	$-	$17,461,209	$17,461,209	$-	$17,461,209
AASCO	863	20,924	12,250	-	12,250	1	12,249	12,249	-	12,249
ALCAI2	257,639	23,846,849	14,079,965	-	14,079,965	3	14,079,962	14,079,962	-	14,079,962
ALCGI2	155,203	13,611,968	7,302,293	2	7,302,295	-	7,302,295	7,302,295	-	7,302,295
ALMGI2	297,312	4,771,124	4,067,226	-	4,067,226	1	4,067,225	4,052,280	14,945	4,067,225
ABIGB	54,172	1,205,587	867,829	-	867,829	1	867,828	867,828	-	867,828
ABSCGB	111,762	1,326,578	756,631	-	756,631	-	756,631	756,631	-	756,631
ABTGB	132,354	5,073,253	3,783,988	-	3,783,988	1	3,783,987	3,783,987	-	3,783,987
ALVDAB	29,793	333,882	235,069	-	235,069	-	235,069	235,069	-	235,069
ALVGIA	651,635	19,332,671	18,897,422	-	18,897,422	2	18,897,420	18,893,330	4,090	18,897,420
ALVIVB	92,419	1,301,570	1,192,210	-	1,192,210	-	1,192,210	1,192,210	-	1,192,210
ALVSVB	807,210	16,115,168	13,230,165	1	13,230,166	-	13,230,166	13,230,166	-	13,230,166
SVDF	209,416	6,453,483	3,566,352	-	3,566,352	1	3,566,351	3,566,351	-	3,566,351
SVOF	21,760	654,706	485,680	2	485,682	-	485,682	485,682	-	485,682
AAEIP3	1,071,486	10,930,355	10,607,714	-	10,607,714	-	10,607,714	10,599,740	7,974	10,607,714
AAGEA2	710,361	8,984,012	8,694,814	-	8,694,814	-	8,694,814	8,694,814	-	8,694,814
ABEAA2	1,475,150	15,961,330	14,190,945	1	14,190,946	-	14,190,946	14,127,585	63,361	14,190,946
ACEAA2	698,825	7,067,890	6,652,810	-	6,652,810	-	6,652,810	6,652,810	-	6,652,810
AGEAA2	892,172	9,832,518	9,153,683	-	9,153,683	1	9,153,682	9,098,898	54,784	9,153,682
ARLPE3	52,796	728,940	500,504	-	500,504	1	500,503	500,503	-	500,503
AUGEA2	405,536	4,327,516	3,726,875	1	3,726,876	-	3,726,876	3,726,876	-	3,726,876
ACVB	1,725,048	14,233,936	11,557,824	-	11,557,824	1	11,557,823	11,557,823	-	11,557,823
ACVI	304,571	3,906,266	2,902,558	-	2,902,558	-	2,902,558	2,902,558	-	2,902,558
ACVIG	2,799,651	25,581,763	20,073,498	2	20,073,500	-	20,073,500	20,041,317	32,183	20,073,500
ACVIP2	2,698,397	29,188,429	25,283,979	-	25,283,979	1	25,283,978	25,283,978	-	25,283,978
ACVLVI	500,479	8,683,642	9,048,664	-	9,048,664	1	9,048,663	9,047,324	1,339	9,048,663
ACVMV1	290,621	5,770,104	6,146,627	-	6,146,627	-	6,146,627	6,146,627	-	6,146,627
ACVU1	669,658	17,490,925	12,951,180	-	12,951,180	1	12,951,179	12,921,260	29,919	12,951,179
ACVV	936,828	11,647,665	11,663,504	1	11,663,505	-	11,663,505	11,663,505	-	11,663,505
AMVAA4	2,563,419	62,279,613	55,728,728	1	55,728,729	-	55,728,729	55,648,729	80,000	55,728,729
AMVBC4	2,795,139	38,436,530	34,492,012	1	34,492,013	-	34,492,013	34,492,013	-	34,492,013
AMVBD4	4,575,296	49,046,642	42,229,980	1	42,229,981	-	42,229,981	42,164,569	65,412	42,229,981
AMVCB4	1,541,944	17,314,970	16,899,706	-	16,899,706	1	16,899,705	16,818,841	80,864	16,899,705
AMVGB4	439,513	5,123,302	4,100,659	-	4,100,659	1	4,100,658	4,100,658	-	4,100,658
AMVGG4	837,959	32,233,145	24,728,165	-	24,728,165	-	24,728,165	24,650,180	77,985	24,728,165
AMVGI4	917,280	48,226,804	44,689,859	-	44,689,859	-	44,689,859	44,689,859	-	44,689,859
AMVGR4	979,424	95,571,022	72,124,747	-	72,124,747	1	72,124,746	72,060,773	63,973	72,124,746

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AMVGS4	724,812	17,927,582	11,075,129	-	11,075,129	1	11,075,128	11,053,270	21,858	11,075,128
AMVGW4	740,269	10,989,486	8,402,054	-	8,402,054	-	8,402,054	8,386,898	15,156	8,402,054
AMVHI4	1,013,475	9,849,881	9,374,645	-	9,374,645	1	9,374,644	9,374,644	-	9,374,644
AMVI4	1,535,099	30,099,889	23,011,131	-	23,011,131	1	23,011,130	23,011,130	-	23,011,130
AMVIG4	1,460,021	17,699,112	12,497,779	-	12,497,779	-	12,497,779	12,497,779	-	12,497,779
AMVM4	1,504,491	15,635,114	13,916,546	2	13,916,548	-	13,916,548	13,916,548	-	13,916,548
AMVNW4	3,041,676	81,278,281	66,430,200	-	66,430,200	1	66,430,199	66,385,683	44,516	66,430,199
AMVUA4	2,422,817	26,408,519	23,888,972	-	23,888,972	1	23,888,971	23,888,971	-	23,888,971
AVPAP2	580,758	7,680,589	7,021,368	-	7,021,368	1	7,021,367	7,021,367	-	7,021,367
AVRBP2	185,148	2,165,886	2,069,958	-	2,069,958	2	2,069,956	2,069,956	-	2,069,956
AVRGP2	11,984	144,475	135,183	-	135,183	-	135,183	135,183	-	135,183
AVRIP2	3,994	41,780	34,265	-	34,265	1	34,264	34,264	-	34,264
PIHYB2	72,354	583,008	562,188	1	562,189	-	562,189	562,189	-	562,189
PIVB2	2,250,237	24,692,221	20,814,695	1	20,814,696	-	20,814,696	20,793,411	21,285	20,814,696
PIVEI2	292,349	5,242,454	4,516,789	1	4,516,790	-	4,516,790	4,516,790	-	4,516,790
PIVF2	721,002	12,227,515	9,510,021	-	9,510,021	1	9,510,020	9,510,020	-	9,510,020
PIVMV2	403,112	5,194,582	4,563,233	-	4,563,233	-	4,563,233	4,563,233	-	4,563,233
PIVSI2	1,324,339	13,534,773	11,243,637	-	11,243,637	-	11,243,637	11,243,637	-	11,243,637
BRVCA3	1,062	8,979	6,115	-	6,115	-	6,115	6,115	-	6,115
BRVED3	2,560,864	30,526,105	25,915,947	-	25,915,947	-	25,915,947	25,909,410	6,537	25,915,947
BRVHY3	4,441,670	29,262,479	28,648,770	179,201	28,827,971	-	28,827,971	28,811,226	16,745	28,827,971
BRVTR3	2,376,969	27,497,682	23,603,297	67,352	23,670,649	-	23,670,649	23,653,858	16,791	23,670,649
BRVUG3	311,020	3,054,283	2,792,964	3,321	2,796,285	-	2,796,285	2,796,285	-	2,796,285
BVLCC3	463,400	10,602,597	8,197,553	-	8,197,553	-	8,197,553	8,197,553	-	8,197,553
BVLCV3	837,941	8,247,895	7,491,196	1	7,491,197	-	7,491,197	7,491,197	-	7,491,197
BVLFG3	531,802	9,425,036	6,514,578	-	6,514,578	-	6,514,578	6,487,170	27,408	6,514,578
MLVGA3	1,686,769	24,137,809	20,021,949	-	20,021,949	2	20,021,947	19,944,354	77,593	20,021,947
DSIF	602,608	38,350,623	34,836,759	4	34,836,763	-	34,836,763	34,820,048	16,715	34,836,763
DSRG	168,634	8,773,012	7,037,103	-	7,037,103	1	7,037,102	7,037,102	-	7,037,102
DVSCS	1,778,789	35,931,593	30,701,891	-	30,701,891	1	30,701,890	30,694,273	7,617	30,701,890
CVSBF	3,083,159	7,558,439	6,351,308	-	6,351,308	-	6,351,308	6,351,308	-	6,351,308
CLVGT2	1,148,609	29,586,521	20,158,090	-	20,158,090	-	20,158,090	20,158,090	-	20,158,090
CLVLV1	673,731	22,764,503	24,746,157	2	24,746,159	-	24,746,159	24,746,159	-	24,746,159
CLVSI2	2,753,560	9,447,375	9,527,316	1	9,527,317	-	9,527,317	9,527,317	-	9,527,317
CLVSV1	145,532	4,897,263	4,440,181	-	4,440,181	-	4,440,181	4,440,181	-	4,440,181
CSCRS	251,653	6,786,174	6,145,374	-	6,145,374	-	6,145,374	6,136,956	8,418	6,145,374
DWVSVS	236,685	8,898,508	8,714,755	-	8,714,755	-	8,714,755	8,714,755	-	8,714,755

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DFVEA	4,760,836	57,485,331	58,653,503	-	58,653,503	-	58,653,503	58,616,870	36,633	58,653,503
DFVGB	12,198,579	128,729,396	117,350,328	3	117,350,331	-	117,350,331	117,340,949	9,382	117,350,331
DFVGMI	4,975,995	67,684,978	67,872,578	1	67,872,579	-	67,872,579	67,872,579	-	67,872,579
DFVIS	6,305,683	76,949,587	67,786,094	-	67,786,094	1	67,786,093	67,779,919	6,174	67,786,093
DFVIV	9,537,044	117,481,445	116,733,413	2	116,733,415	-	116,733,415	116,690,069	43,346	116,733,415
DFVSTF	11,771,224	118,413,995	116,888,257	-	116,888,257	2	116,888,255	116,831,482	56,773	116,888,255
DFVULV	5,651,994	156,607,133	171,990,181	2	171,990,183	-	171,990,183	171,930,875	59,308	171,990,183
DFVUTV	6,305,180	122,147,372	129,508,400	-	129,508,400	4	129,508,396	129,474,537	33,859	129,508,396
ETVFR	7,189,422	64,208,688	60,678,718	-	60,678,718	1	60,678,717	60,651,165	27,552	60,678,717
FHIB	1,917,219	11,664,133	10,237,949	-	10,237,949	-	10,237,949	10,234,545	3,404	10,237,949
FVK2S	184,570	3,441,214	2,534,153	-	2,534,153	1	2,534,152	2,520,490	13,662	2,534,152
FVU2	930,649	9,273,141	7,873,290	-	7,873,290	-	7,873,290	7,873,290	-	7,873,290
FB2	1,780,149	39,363,674	33,359,996	-	33,359,996	1	33,359,995	32,822,275	537,720	33,359,995
FC2	815,577	35,939,546	29,801,166	-	29,801,166	1	29,801,165	29,796,758	4,407	29,801,165
FDCA2	5,522	69,805	72,391	-	72,391	-	72,391	72,391	-	72,391
FDSCS2	905,181	15,357,360	12,355,717	-	12,355,717	2	12,355,715	12,348,102	7,613	12,355,715
FEI2	402,694	10,026,931	9,145,177	-	9,145,177	-	9,145,177	9,145,177	-	9,145,177
FG2	395,996	34,094,164	27,430,668	1	27,430,669	-	27,430,669	27,425,428	5,241	27,430,669
FGI2	375,862	9,046,965	8,742,560	-	8,742,560	-	8,742,560	8,742,560	-	8,742,560
FGO2	696,012	49,961,815	27,777,838	-	27,777,838	2	27,777,836	27,777,836	-	27,777,836
FHI2	1,331,899	5,905,815	5,607,295	-	5,607,295	-	5,607,295	5,607,295	-	5,607,295
FIGBP2	7,423,874	96,012,253	77,727,959	-	77,727,959	-	77,727,959	77,582,359	145,600	77,727,959
FMC2	305,641	10,912,315	9,536,002	1	9,536,003	-	9,536,003	9,536,003	-	9,536,003
FNRS2	665,253	15,858,038	16,651,275	-	16,651,275	1	16,651,274	16,651,274	-	16,651,274
FO2	282,134	6,872,437	6,048,948	-	6,048,948	-	6,048,948	6,048,948	-	6,048,948
FRESS2	506,117	10,031,219	8,209,224	-	8,209,224	1	8,209,223	8,198,241	10,982	8,209,223
FV2	854,018	14,406,789	13,997,348	-	13,997,348	2	13,997,346	13,997,346	-	13,997,346
FVF202	1,284	14,516	12,848	-	12,848	-	12,848	12,848	-	12,848
FVF502	102	1,185	1,047	-	1,047	1	1,046	1,046	-	1,046
FVF602	86,946	923,763	752,087	-	752,087	1	752,086	752,086	-	752,086
FVF702	164	1,927	1,747	-	1,747	-	1,747	1,747	-	1,747
FVFI2	331,868	4,148,546	3,504,524	2	3,504,526	-	3,504,526	3,504,526	-	3,504,526
FVICA2	1,611,399	32,163,186	26,571,974	-	26,571,974	-	26,571,974	26,557,322	14,652	26,571,974
FVSIS2	3,187,826	36,132,529	31,559,482	1	31,559,483	-	31,559,483	31,556,282	3,201	31,559,483
FVSS2	143,528	2,144,089	2,086,893	-	2,086,893	-	2,086,893	2,086,893	-	2,086,893
FVTV2	3,135	39,712	32,452	-	32,452	1	32,451	32,451	-	32,451
FEOVF	1,916,869	48,119,297	42,573,663	-	42,573,663	-	42,573,663	42,567,104	6,559	42,573,663

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FTVGI2	849,408	11,258,370	10,600,607	-	10,600,607	1	10,600,606	10,596,497	4,109	10,600,606
FTVGR2	324,530	4,557,416	3,761,304	1	3,761,305	-	3,761,305	3,761,305	-	3,761,305
FTVIS2	1,388,695	22,332,493	20,455,481	-	20,455,481	-	20,455,481	20,328,622	126,859	20,455,481
FTVMS2	145,429	2,494,910	2,204,704	-	2,204,704	2	2,204,702	2,204,702	-	2,204,702
FTVRD2	495,094	15,101,490	13,382,388	-	13,382,388	1	13,382,387	13,382,387	-	13,382,387
FTVSI2	1,007,579	9,891,432	8,796,167	1	8,796,168	-	8,796,168	8,796,168	-	8,796,168
FTVUG2	624,207	6,623,726	6,360,672	-	6,360,672	2	6,360,670	6,360,670	-	6,360,670
GVGMNS	15,960	193,524	159,439	-	159,439	-	159,439	159,439	-	159,439
GVMSA	659,018	5,977,683	5,779,588	-	5,779,588	1	5,779,587	5,779,587	-	5,779,587
GVFRB	1,031,571	24,399,882	24,365,700	-	24,365,700	1	24,365,699	24,362,829	2,870	24,365,699
GVLCVB	838	30,622	34,542	1	34,543	-	34,543	34,543	-	34,543
GVR2XS	4,182	565,127	511,995	-	511,995	-	511,995	511,995	-	511,995
GVRUGM	290,589	290,589	290,589	1	290,590	-	290,590	290,590	-	290,590
GVTRBE	5,129,767	86,624,612	71,662,846	1	71,662,847	-	71,662,847	71,652,740	10,107	71,662,847
RAF	232,255	5,822,647	5,906,242	-	5,906,242	2	5,906,240	5,906,240	-	5,906,240
RBF	55,453	4,474,080	4,400,757	-	4,400,757	1	4,400,756	4,400,756	-	4,400,756
RBKF	11,051	1,091,365	1,051,483	-	1,051,483	-	1,051,483	1,051,483	-	1,051,483
RBMF	25,270	2,326,163	2,354,910	-	2,354,910	1	2,354,909	2,354,909	-	2,354,909
RCPF	52,307	3,894,481	3,763,489	-	3,763,489	2	3,763,487	3,763,487	-	3,763,487
RELF	49,263	6,877,590	6,654,454	-	6,654,454	-	6,654,454	6,654,454	-	6,654,454
RENF	42,741	10,905,067	10,754,952	-	10,754,952	1	10,754,951	10,754,951	-	10,754,951
RESF	40,838	12,228,896	12,856,252	2	12,856,254	-	12,856,254	12,856,254	-	12,856,254
RFSF	27,757	2,366,415	2,329,654	-	2,329,654	-	2,329,654	2,329,654	-	2,329,654
RHCF	54,793	4,304,862	4,403,749	-	4,403,749	-	4,403,749	4,403,749	-	4,403,749
RHYS	26,585	1,903,772	1,892,058	1	1,892,059	-	1,892,059	1,892,059	-	1,892,059
RINF	19,614	1,674,382	1,130,562	-	1,130,562	-	1,130,562	1,121,656	8,906	1,130,562
RJNF	12,572	1,221,166	1,244,772	1	1,244,773	-	1,244,773	1,244,773	-	1,244,773
RLCE	10,633	1,171,722	1,158,132	1	1,158,133	-	1,158,133	1,158,133	-	1,158,133
RLCJ	2,788	171,445	161,886	-	161,886	-	161,886	161,886	-	161,886
RLF	9,796	908,112	864,655	-	864,655	-	864,655	864,655	-	864,655
RMED	4,131	730,919	718,358	-	718,358	-	718,358	718,358	-	718,358
RMEK	5,806	371,706	338,153	1	338,154	-	338,154	338,154	-	338,154
RNF	10,578	1,260,578	1,255,983	1	1,255,984	-	1,255,984	1,255,984	-	1,255,984
ROF	260,507	12,882,356	12,056,259	1	12,056,260	-	12,056,260	12,056,260	-	12,056,260
RPMF	259,314	9,293,654	9,457,168	-	9,457,168	-	9,457,168	9,457,168	-	9,457,168
RREF	15,445	626,141	536,112	-	536,112	1	536,111	536,111	-	536,111
RRF	6,237	651,742	599,728	-	599,728	-	599,728	599,728	-	599,728

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
RSRF	121,501	1,914,236	1,833,446	1	1,833,447	-	1,833,447	1,833,447	-	1,833,447
RTEC	18,557	2,390,413	2,266,229	-	2,266,229	1	2,266,228	2,266,228	-	2,266,228
RTEL	19,921	1,151,956	1,048,228	1	1,048,229	-	1,048,229	1,048,229	-	1,048,229
RTF	33,396	7,966,785	7,883,026	2	7,883,028	-	7,883,028	7,883,028	-	7,883,028
RTRF	9,965	808,778	710,991	-	710,991	1	710,990	710,990	-	710,990
RUF	94,667	3,361,139	3,432,642	-	3,432,642	-	3,432,642	3,432,642	-	3,432,642
RUGB	122,502	2,941,150	2,731,787	-	2,731,787	-	2,731,787	2,731,787	-	2,731,787
RUTL	232,640	8,348,149	8,058,644	1	8,058,645	-	8,058,645	8,058,645	-	8,058,645
RVARS	237,063	6,325,780	6,052,220	-	6,052,220	2	6,052,218	6,052,218	-	6,052,218
RVCMD	56,291	5,897,909	5,714,614	-	5,714,614	1	5,714,613	5,714,613	-	5,714,613
RVF	333,171	23,446,735	20,183,476	-	20,183,476	-	20,183,476	20,183,476	-	20,183,476
RVIDD	20,461	1,125,584	980,717	-	980,717	4	980,713	980,713	-	980,713
RVIMC	2,822	103,898	105,564	1	105,565	-	105,565	105,565	-	105,565
RVISC	37,373	1,291,074	1,321,123	-	1,321,123	-	1,321,123	1,321,123	-	1,321,123
RVLCG	51,751	2,213,385	2,152,855	-	2,152,855	1	2,152,854	2,152,854	-	2,152,854
RVLCV	214,054	11,376,834	11,302,037	-	11,302,037	1	11,302,036	11,302,036	-	11,302,036
RVLDD	15,993	2,553,273	2,498,136	1	2,498,137	-	2,498,137	2,498,137	-	2,498,137
RVMCG	153,762	4,342,480	4,409,905	-	4,409,905	1	4,409,904	4,409,904	-	4,409,904
RVMCV	90,153	3,717,922	3,589,878	1	3,589,879	-	3,589,879	3,589,879	-	3,589,879
RVMFU	484,441	8,750,822	8,511,626	1	8,511,627	-	8,511,627	8,511,627	-	8,511,627
RVSCG	34,187	1,509,252	1,422,881	2	1,422,883	-	1,422,883	1,422,883	-	1,422,883
RVSCV	46,084	3,194,435	3,111,151	-	3,111,151	4	3,111,147	3,111,147	-	3,111,147
RVSDL	39,409	1,875,404	1,780,099	1	1,780,100	-	1,780,100	1,780,100	-	1,780,100
RVWDL	4,280	177,712	184,230	1	184,231	-	184,231	184,231	-	184,231
SBLD	5,311	68,972	65,696	-	65,696	1	65,695	65,695	-	65,695
SBLJ	46,528	2,721,825	1,713,160	1	1,713,161	-	1,713,161	1,713,161	-	1,713,161
SBLP	138,676	3,535,378	3,220,046	1	3,220,047	-	3,220,047	3,220,047	-	3,220,047
SBLQ	22,504	963,166	951,453	-	951,453	1	951,452	951,452	-	951,452
SBLX	71	1,983	1,589	-	1,589	-	1,589	1,589	-	1,589
SBLY	80,359	1,560,018	1,105,734	-	1,105,734	-	1,105,734	1,105,734	-	1,105,734
ACC1	889,675	18,297,952	18,095,991	-	18,095,991	1	18,095,990	18,095,990	-	18,095,990
ACGI	130,890	2,867,958	2,588,999	-	2,588,999	1	2,588,998	2,588,998	-	2,588,998
AVGI	21,143	707,554	519,067	2	519,069	-	519,069	519,069	-	519,069
AVHY1	4,424,491	20,092,002	19,910,209	1	19,910,210	-	19,910,210	19,910,210	-	19,910,210
AVIE	119,739	3,922,515	3,465,246	-	3,465,246	1	3,465,245	3,465,245	-	3,465,245
IVAVS2	2,918	50,121	45,173	-	45,173	-	45,173	45,173	-	45,173
IVBRA2	754,429	7,628,133	6,012,801	-	6,012,801	2	6,012,799	6,012,799	-	6,012,799

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
IVCPB2	415,495	2,426,957	2,285,222	-	2,285,222	-	2,285,222	2,285,222	-	2,285,222
IVCPBI	4,122,396	26,341,803	22,920,519	-	22,920,519	-	22,920,519	22,904,967	15,552	22,920,519
IVDDI	674,428	18,447,812	16,853,961	1	16,853,962	-	16,853,962	16,853,962	-	16,853,962
IVGMMI	563,758,065	563,758,065	563,758,065	15	563,758,080	-	563,758,080	563,029,427	728,653	563,758,080
IVGS1	807,037	8,590,877	8,134,936	1	8,134,937	-	8,134,937	8,134,937	-	8,134,937
IVHS	206,883	5,543,193	5,203,103	-	5,203,103	2	5,203,101	5,203,101	-	5,203,101
IVKEI1	512,464	9,387,760	8,271,174	1	8,271,175	-	8,271,175	8,271,175	-	8,271,175
IVMCC2	370,134	3,713,628	3,046,200	-	3,046,200	-	3,046,200	3,046,200	-	3,046,200
IVRE	1,047,222	16,205,084	13,655,774	1	13,655,775	-	13,655,775	13,655,775	-	13,655,775
IVT	479,648	6,749,812	6,038,765	2	6,038,767	-	6,038,767	6,024,132	14,635	6,038,767
OVGIS	215,485	5,377,010	3,391,740	1	3,391,741	-	3,391,741	3,391,741	-	3,391,741
OVGSS	366,731	15,229,995	11,111,938	-	11,111,938	-	11,111,938	11,098,219	13,719	11,111,938
OVIGS	5,746,349	14,131,369	10,228,501	-	10,228,501	-	10,228,501	10,224,224	4,277	10,228,501
OVSBS	257,739	1,200,950	1,048,999	-	1,048,999	2	1,048,997	1,048,997	-	1,048,997
WRASP	442,074	4,128,581	3,470,278	-	3,470,278	-	3,470,278	3,470,278	-	3,470,278
WRBDP	1,345,195	6,608,971	6,039,925	-	6,039,925	-	6,039,925	6,039,925	-	6,039,925
WRBP	527,850	3,410,033	2,475,616	-	2,475,616	1	2,475,615	2,475,615	-	2,475,615
WRDIV	13,960	74,802	61,565	-	61,565	-	61,565	61,565	-	61,565
WRENG	1,157,485	6,029,205	5,868,450	-	5,868,450	1	5,868,449	5,866,735	1,714	5,868,449
WRGNR	712,245	3,435,233	3,397,406	-	3,397,406	1	3,397,405	3,397,405	-	3,397,405
WRHIP	2,562,548	7,272,994	7,226,386	-	7,226,386	-	7,226,386	7,178,458	47,928	7,226,386
WRLTBP	703,285	3,366,320	3,221,044	-	3,221,044	-	3,221,044	3,221,044	-	3,221,044
WRMCG	1,627,348	22,758,425	15,410,984	-	15,410,984	1	15,410,983	15,410,983	-	15,410,983
WRSTP	369,605	10,381,081	6,449,612	-	6,449,612	1	6,449,611	6,449,611	-	6,449,611
WRVP	183,707	1,091,899	1,021,411	1	1,021,412	-	1,021,412	1,021,412	-	1,021,412
JABIN	1,162,859	49,092,197	46,572,489	-	46,572,489	-	46,572,489	46,444,210	128,279	46,572,489
JAEI	632,298	50,575,549	43,995,305	-	43,995,305	2	43,995,303	43,995,303	-	43,995,303
JAFBS	1,593,001	20,912,597	17,507,083	-	17,507,083	-	17,507,083	17,493,386	13,697	17,507,083
JAFRIN	290,011	14,913,618	9,828,459	-	9,828,459	-	9,828,459	9,828,459	-	9,828,459
JAGRIN	108,807	6,132,812	5,442,511	1	5,442,512	-	5,442,512	5,369,788	72,724	5,442,512
JAGTS	6,766	95,319	70,437	-	70,437	-	70,437	70,437	-	70,437
JAIG	362,575	14,658,797	13,966,408	-	13,966,408	-	13,966,408	13,966,408	-	13,966,408
JARIN	110,615	4,629,916	3,493,236	1	3,493,237	-	3,493,237	3,493,237	-	3,493,237
JIULVV	309,240	4,593,657	3,537,711	-	3,537,711	1	3,537,710	3,537,710	-	3,537,710
JMCVIN	1,616,890	26,608,101	26,452,321	2	26,452,323	-	26,452,323	26,444,105	8,218	26,452,323
JHEVTN	2,134,065	20,281,573	18,929,158	1	18,929,159	-	18,929,159	18,913,664	15,495	18,929,159
JPIGA2	890,972	15,454,215	13,881,348	-	13,881,348	-	13,881,348	13,881,348	-	13,881,348

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
JPIIB2	399,850	4,378,421	3,882,541	-	3,882,541	1	3,882,540	3,882,540	-	3,882,540
LZREMS	967,725	19,332,193	17,341,625	-	17,341,625	-	17,341,625	17,339,603	2,022	17,341,625
LZRGDM	56,749	726,957	649,205	-	649,205	-	649,205	649,205	-	649,205
LZRIES	1,181,561	11,958,321	9,393,410	-	9,393,410	1	9,393,409	9,393,409	-	9,393,409
LZRUSM	281,365	4,602,375	3,452,343	-	3,452,343	-	3,452,343	3,452,343	-	3,452,343
LPVCAI	144,794	3,598,069	2,212,454	-	2,212,454	1	2,212,453	2,212,453	-	2,212,453
LPVCII	616,626	14,860,879	13,060,146	3	13,060,149	-	13,060,149	13,060,149	-	13,060,149
LVCLGI	635,259	20,505,208	17,196,453	2	17,196,455	-	17,196,455	17,194,629	1,826	17,196,455
SBVSG2	1,095,085	35,716,365	25,614,032	-	25,614,032	-	25,614,032	25,598,684	15,348	25,614,032
SBVHY	251,022	1,788,430	1,450,908	-	1,450,908	1	1,450,907	1,450,907	-	1,450,907
LOVBD	2,347,419	28,566,573	23,943,675	-	23,943,675	1	23,943,674	23,939,756	3,918	23,943,674
LOVCDG	397,550	7,275,003	5,907,596	-	5,907,596	-	5,907,596	5,907,596	-	5,907,596
LOVGI	109,256	3,746,886	3,583,591	2	3,583,593	-	3,583,593	3,583,593	-	3,583,593
MNCPS	974,579	16,116,544	13,410,788	-	13,410,788	-	13,410,788	13,410,788	-	13,410,788
MEGSS	234,917	15,717,995	10,510,188	3	10,510,191	-	10,510,191	10,510,191	-	10,510,191
MNDSC	320,463	5,124,046	2,832,897	-	2,832,897	-	2,832,897	2,832,897	-	2,832,897
MVFSC	723,233	16,172,996	15,209,589	-	15,209,589	-	15,209,589	15,187,929	21,660	15,209,589
MVIGSC	143,756	1,884,064	1,890,395	1	1,890,396	-	1,890,396	1,890,396	-	1,890,396
DTRTFY	3,871,131	37,914,679	32,285,232	-	32,285,232	-	32,285,232	32,068,383	216,849	32,285,232
GEM2	173,532	1,782,943	1,749,206	1	1,749,207	-	1,749,207	1,749,207	-	1,749,207
GVEXD	21,043,568	202,198,189	156,774,581	-	156,774,581	2	156,774,579	156,700,763	73,816	156,774,579
GVIXY	9,384,523	93,781,837	86,712,994	1	86,712,995	-	86,712,995	86,672,096	40,899	86,712,995
MCIFD	1,648,925	36,477,695	28,691,300	-	28,691,300	-	28,691,300	28,664,072	27,228	28,691,300
NJMMAY	208,722	2,139,873	1,769,963	-	1,769,963	-	1,769,963	1,769,963	-	1,769,963
NVBXD	2,498,965	27,189,364	22,465,694	1	22,465,695	-	22,465,695	22,465,695	-	22,465,695
NVDCAP	32,119	495,308	343,671	-	343,671	1	343,670	343,670	-	343,670
NVFIY	125,477	1,328,142	1,148,114	1	1,148,115	-	1,148,115	1,148,115	-	1,148,115
NVGEY	252,433	3,802,119	3,213,478	-	3,213,478	2	3,213,476	3,213,476	-	3,213,476
NVIDMP	304,710	3,099,192	2,282,274	2	2,282,276	-	2,282,276	2,282,276	-	2,282,276
NVMIG6	4,633	32,656	31,363	-	31,363	-	31,363	31,363	-	31,363
NVMIVX	335,810	3,433,529	3,495,784	-	3,495,784	-	3,495,784	3,495,784	-	3,495,784
NVMMG2	25,546	174,452	114,958	-	114,958	-	114,958	114,958	-	114,958
NVMMV1	367,182	3,060,999	3,095,341	-	3,095,341	1	3,095,340	3,095,340	-	3,095,340
NVNSR1	236,914	3,192,341	2,679,502	1	2,679,503	-	2,679,503	2,679,503	-	2,679,503
NVSIXD	12,500,682	110,157,571	88,129,807	1	88,129,808	-	88,129,808	88,089,929	39,879	88,129,808
SAMY	397,849,441	397,849,440	397,849,441	1	397,849,442	-	397,849,442	397,596,105	253,337	397,849,442
TRF	217,171	5,119,892	4,777,764	-	4,777,764	1	4,777,763	4,777,763	-	4,777,763

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
AMCG	98,852	3,465,540	2,228,134	-	2,228,134	-	2,228,134	2,228,134	-	2,228,134
AMRI	258,480	4,690,901	3,928,895	-	3,928,895	-	3,928,895	3,918,705	10,190	3,928,895
AMSRS	66,662	1,729,358	1,786,554	-	1,786,554	1	1,786,553	1,786,553	-	1,786,553
AMTB	440,379	4,577,107	4,201,216	-	4,201,216	1	4,201,215	4,201,215	-	4,201,215
NBARMS	109,689	1,132,325	899,448	1	899,449	-	899,449	899,449	-	899,449
NOTAG1	5,447	68,813	89,938	-	89,938	-	89,938	89,938	-	89,938
NOTAG2	29,953	537,114	487,642	-	487,642	-	487,642	487,642	-	487,642
NOTB1	34,077	241,959	141,761	-	141,761	-	141,761	141,761	-	141,761
NOTB2	215,776	1,570,018	927,835	2	927,837	-	927,837	927,837	-	927,837
NOTBBA	358,679	3,119,390	2,715,197	-	2,715,197	1	2,715,196	2,715,196	-	2,715,196
NOTBE2	27,882	385,968	346,296	-	346,296	-	346,296	346,296	-	346,296
NOTC2	138,173	1,771,508	1,642,877	-	1,642,877	1	1,642,876	1,642,876	-	1,642,876
NOTG1	3,163,020	26,528,261	17,459,869	-	17,459,869	1	17,459,868	17,459,868	-	17,459,868
NOTG2	205,329	1,799,165	1,139,578	1	1,139,579	-	1,139,579	1,139,579	-	1,139,579
NOTGR1	64,197	995,806	1,050,261	1	1,050,262	-	1,050,262	1,050,262	-	1,050,262
NOTGR2	147,119	2,609,353	2,349,485	-	2,349,485	-	2,349,485	2,349,485	-	2,349,485
NOTMD2	88,567	1,162,701	1,115,945	-	1,115,945	-	1,115,945	1,115,945	-	1,115,945
NOTMG1	148,125	328,838	325,876	-	325,876	-	325,876	325,876	-	325,876
NOTMG2	266,382	1,144,203	628,661	-	628,661	-	628,661	628,661	-	628,661
NOTMR1	14,088	165,281	182,579	-	182,579	-	182,579	182,579	-	182,579
NOVPDI	44,055	693,980	651,574	-	651,574	1	651,573	651,573	-	651,573
NOVPM	75,750	2,103,929	1,548,329	1	1,548,330	-	1,548,330	1,548,330	-	1,548,330
PMUBAM	1,611,036	15,860,386	13,548,813	1	13,548,814	-	13,548,814	13,530,998	17,816	13,548,814
PMVAAA	2,059,073	21,508,782	17,749,205	-	17,749,205	1	17,749,204	17,749,204	-	17,749,204
PMVAAI	66,902	665,481	586,064	-	586,064	-	586,064	586,064	-	586,064
PMVEBA	2,402,348	26,056,026	24,143,595	2	24,143,597	-	24,143,597	24,138,743	4,854	24,143,597
PMVFBA	775,058	6,745,138	5,665,673	1	5,665,674	-	5,665,674	5,665,674	-	5,665,674
PMVFHA	3,333,775	35,648,889	31,704,199	-	31,704,199	2	31,704,197	31,672,471	31,726	31,704,197
PMVGBA	317,195	3,491,690	2,997,490	-	2,997,490	-	2,997,490	2,994,077	3,413	2,997,490
PMVHYA	4,267,222	29,073,951	28,889,090	1	28,889,091	-	28,889,091	28,887,854	1,237	28,889,091
PMVID	14,519,584	154,104,691	140,694,771	-	140,694,771	-	140,694,771	140,654,370	40,401	140,694,771
PMVLDA	3,156,094	31,797,153	29,919,774	-	29,919,774	1	29,919,773	29,919,773	-	29,919,773
PMVLGA	1,545,689	12,984,293	12,102,743	2	12,102,745	-	12,102,745	12,095,060	7,685	12,102,745
PMVRRA	2,569,438	34,469,549	29,548,535	-	29,548,535	1	29,548,534	29,511,950	36,584	29,548,534
PMVRSA	1,921,395	16,366,126	13,238,410	-	13,238,410	-	13,238,410	13,238,410	-	13,238,410
PMVTRA	14,031,221	150,445,902	126,000,367	3	126,000,370	-	126,000,370	125,895,763	104,607	126,000,370
PVGCBA	349,133	3,363,663	2,908,279	1	2,908,280	-	2,908,280	2,908,280	-	2,908,280

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PVGDAA	204	1,841	1,255	2	1,257	-	1,257	1,257	-	1,257
PVGMAA	500,214	4,817,565	4,236,810	1	4,236,811	-	4,236,811	4,236,811	-	4,236,811
PVSTA	8,376,952	85,467,794	84,607,213	2	84,607,215	-	84,607,215	84,496,951	110,264	84,607,215
PROA30	35,908	1,307,574	1,273,309	1	1,273,310	-	1,273,310	1,272,221	1,089	1,273,310
PROAHY	260,926	6,244,401	6,155,245	-	6,155,245	-	6,155,245	6,155,245	-	6,155,245
PROBIO	46,230	3,200,421	3,268,483	-	3,268,483	-	3,268,483	3,268,483	-	3,268,483
PROBL	228,535	11,483,454	11,125,062	-	11,125,062	1	11,125,061	11,125,061	-	11,125,061
PROBM	19,682	1,522,404	1,503,721	-	1,503,721	-	1,503,721	1,503,721	-	1,503,721
PROBNK	40,144	1,022,259	1,008,022	1	1,008,023	-	1,008,023	1,008,023	-	1,008,023
PROBR	164,325	2,818,489	2,800,096	-	2,800,096	1	2,800,095	2,800,095	-	2,800,095
PROCG	45,990	2,518,142	2,309,615	-	2,309,615	1	2,309,614	2,308,487	1,127	2,309,614
PROCS	26,027	1,533,808	1,363,295	-	1,363,295	3	1,363,292	1,363,292	-	1,363,292
PROE30	63,204	1,443,752	1,423,348	-	1,423,348	-	1,423,348	1,423,348	-	1,423,348
PROEM	140,638	3,591,409	3,518,774	-	3,518,774	-	3,518,774	3,514,800	3,974	3,518,774
PROFIN	84,258	3,644,484	3,558,228	-	3,558,228	-	3,558,228	3,558,228	-	3,558,228
PROFUD	14,084	210,329	212,665	-	212,665	-	212,665	212,665	-	212,665
PROGMM	3,926,413	3,926,418	3,926,413	1	3,926,414	-	3,926,414	3,926,414	-	3,926,414
PROGVP	27,893	364,842	370,137	1	370,138	-	370,138	370,138	-	370,138
PROHC	73,433	5,295,057	5,466,319	1	5,466,320	-	5,466,320	5,464,986	1,334	5,466,320
PROIND	52,579	4,330,176	4,365,110	2	4,365,112	-	4,365,112	4,365,112	-	4,365,112
PROINT	73,019	1,312,503	1,300,462	-	1,300,462	-	1,300,462	1,300,462	-	1,300,462
PROJP	10,005	512,705	485,029	-	485,029	-	485,029	485,029	-	485,029
PROLCG	40,479	2,104,718	1,928,841	-	1,928,841	-	1,928,841	1,928,841	-	1,928,841
PROLCV	70,887	3,215,775	3,197,714	-	3,197,714	-	3,197,714	3,197,714	-	3,197,714
PROMC	41,797	615,620	613,582	-	613,582	2	613,580	612,316	1,264	613,580
PROMCG	13,661	429,018	433,735	-	433,735	-	433,735	433,735	-	433,735
PROMCV	54,094	2,181,216	2,137,255	-	2,137,255	2	2,137,253	2,137,253	-	2,137,253
PRON	450,274	17,531,150	17,204,987	-	17,204,987	1	17,204,986	17,187,050	17,936	17,204,986
PRONET	92,661	2,238,526	1,519,637	-	1,519,637	1	1,519,636	1,509,363	10,273	1,519,636
PROOG	301,019	12,715,645	13,332,132	-	13,332,132	-	13,332,132	13,332,132	-	13,332,132
PROPHR	34,817	1,278,038	1,299,021	-	1,299,021	1	1,299,020	1,299,020	-	1,299,020
PROPM	171,981	4,002,512	4,304,680	-	4,304,680	1	4,304,679	4,304,679	-	4,304,679
PRORE	17,304	1,009,580	938,385	-	938,385	3	938,382	938,382	-	938,382
PRORRO	115,230	4,836,335	5,068,960	-	5,068,960	-	5,068,960	5,068,960	-	5,068,960
PROSC	160,243	4,908,214	4,783,241	-	4,783,241	1	4,783,240	4,783,240	-	4,783,240
PROSCG	74,688	2,138,673	2,003,142	-	2,003,142	1	2,003,141	2,003,141	-	2,003,141
PROSCN	31,668	2,298,015	2,084,710	1	2,084,711	-	2,084,711	2,084,711	-	2,084,711

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PROSCV	71,543	2,997,500	2,849,570	-	2,849,570	1	2,849,569	2,849,569	-	2,849,569
PROSEM	34	909	912	-	912	-	912	912	-	912
PROSIN	73,545	2,259,835	2,079,124	1	2,079,125	-	2,079,125	2,079,125	-	2,079,125
PROSMC	116	983	958	-	958	-	958	958	-	958
PROSN	58,130	1,058,820	1,059,137	1	1,059,138	-	1,059,138	1,059,138	-	1,059,138
PROSSC	43,263	1,125,599	1,139,107	-	1,139,107	-	1,139,107	1,139,107	-	1,139,107
PROTEC	86,925	4,744,859	4,225,446	-	4,225,446	1	4,225,445	4,205,605	19,840	4,225,445
PROTEL	15,472	478,677	451,793	1	451,794	-	451,794	451,794	-	451,794
PROUB	83,382	1,852,941	1,723,499	-	1,723,499	-	1,723,499	1,723,499	-	1,723,499
PROUMC	13,096	402,185	375,600	-	375,600	1	375,599	375,599	-	375,599
PROUN	1,189,577	17,808,940	17,082,321	-	17,082,321	-	17,082,321	17,082,321	-	17,082,321
PROUSC	33,380	375,670	376,527	-	376,527	1	376,526	376,526	-	376,526
PROUSN	232,386	3,865,034	3,869,235	4	3,869,239	-	3,869,239	3,869,239	-	3,869,239
PROUTL	185,610	7,738,722	7,702,808	1	7,702,809	-	7,702,809	7,701,622	1,187	7,702,809
PVAGIB	286,659	2,114,987	2,046,746	-	2,046,746	1	2,046,745	2,046,745	-	2,046,745
PVAR5B	490,905	4,544,909	4,545,779	-	4,545,779	1	4,545,778	4,545,778	-	4,545,778
PVDIB	744,646	4,005,263	3,514,727	-	3,514,727	2	3,514,725	3,514,725	-	3,514,725
PVEIB	787,850	22,243,664	21,327,103	-	21,327,103	1	21,327,102	21,305,926	21,176	21,327,102
PVHYB	999,276	5,336,622	5,226,215	-	5,226,215	-	5,226,215	5,226,215	-	5,226,215
PVIB	763,386	7,439,219	6,404,811	-	6,404,811	-	6,404,811	6,396,822	7,989	6,404,811
PVIGIB	282,472	3,057,003	2,841,667	1	2,841,668	-	2,841,668	2,841,668	-	2,841,668
PVNOB	41,020	1,730,236	1,339,703	-	1,339,703	-	1,339,703	1,339,703	-	1,339,703
RWMVI	833,419	8,436,864	7,584,112	-	7,584,112	1	7,584,111	7,584,111	-	7,584,111
RWMVN	223,221	2,077,305	2,026,847	-	2,026,847	-	2,026,847	2,026,847	-	2,026,847
ROCMC	542,454	6,549,737	4,187,744	2	4,187,746	-	4,187,746	4,187,746	-	4,187,746
ROCSC	958,100	7,598,681	8,009,713	-	8,009,713	-	8,009,713	8,009,713	-	8,009,713
RLVGRE	28,382	424,901	350,240	1	350,241	-	350,241	350,241	-	350,241
RLVIDM	11,809	130,559	124,469	1	124,470	-	124,470	124,470	-	124,470
RLVLBS	38,467	378,814	314,272	-	314,272	-	314,272	314,272	-	314,272
RLVLEG	13,548	122,031	104,457	-	104,457	1	104,456	104,456	-	104,456
RLVLMS	32,572	328,310	275,561	-	275,561	-	275,561	275,561	-	275,561
RLVSB	25,367	263,079	221,711	-	221,711	-	221,711	221,711	-	221,711
RLVUSC	2,341	34,920	29,404	-	29,404	-	29,404	29,404	-	29,404
RLVUSE	13,349	230,120	208,518	-	208,518	-	208,518	208,518	-	208,518
TRBCG2	1,960,440	84,322,632	57,303,652	-	57,303,652	1	57,303,651	57,277,577	26,074	57,303,651
TREI2	770,034	21,047,469	20,675,408	-	20,675,408	1	20,675,407	20,675,407	-	20,675,407
TRHS2	574,152	33,253,601	30,154,478	-	30,154,478	-	30,154,478	30,154,478	-	30,154,478

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2022

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
TRLT2	3,657,918	17,628,503	16,716,686	1	16,716,687	-	16,716,687	16,716,687	-	16,716,687
TAVV	280,841	5,612,495	5,942,600	1	5,942,601	-	5,942,601	5,942,601	-	5,942,601
TPVCGP	114,205	1,298,464	1,052,974	-	1,052,974	1	1,052,973	1,052,973	-	1,052,973
TPVSGP	262,759	3,204,362	2,611,827	-	2,611,827	1	2,611,826	2,611,826	-	2,611,826
VVGGS	725,278	6,271,973	5,504,859	2	5,504,861	-	5,504,861	5,504,861	-	5,504,861
VWBF	267,570	1,892,680	1,910,452	1	1,910,453	-	1,910,453	1,910,453	-	1,910,453
VWEM	2,321,168	30,396,575	20,194,162	1	20,194,163	-	20,194,163	20,194,163	-	20,194,163
VWHA	408,261	12,134,367	11,590,528	-	11,590,528	-	11,590,528	11,577,688	12,840	11,590,528
VVB	8,908,561	213,500,641	193,493,955	3	193,493,958	-	193,493,958	193,462,016	31,942	193,493,958
VVCA	1,334,239	35,610,324	30,353,948	-	30,353,948	1	30,353,947	30,290,754	63,193	30,353,947
VVCG	1,435,139	63,474,712	55,697,739	2	55,697,741	-	55,697,741	55,662,960	34,781	55,697,741
VVDV	3,510,816	51,977,156	49,186,528	-	49,186,528	-	49,186,528	49,184,420	2,108	49,186,528
VVEI	9,867,156	229,398,410	237,897,139	2	237,897,141	-	237,897,141	237,795,459	101,682	237,897,141
VVEIX	7,411,242	367,772,962	376,046,443	6	376,046,449	-	376,046,449	375,808,574	237,875	376,046,449
VVG	5,824,958	158,066,908	105,606,484	1	105,606,485	-	105,606,485	105,602,155	4,330	105,606,485
VVGBI	1,208,001	24,992,998	21,538,660	-	21,538,660	-	21,538,660	21,536,873	1,787	21,538,660
VVHGB	47,464,238	569,817,329	489,830,940	10	489,830,950	-	489,830,950	489,676,583	154,367	489,830,950
VVHYB	9,200,635	68,520,298	63,944,412	-	63,944,412	-	63,944,412	63,887,402	57,010	63,944,412
VVI	6,887,358	204,017,085	155,103,293	-	155,103,293	-	155,103,293	155,031,779	71,514	155,103,293
VVMA	994,629	31,403,838	26,506,851	3	26,506,854	-	26,506,854	26,506,854	-	26,506,854
VVMCI	7,396,306	172,462,238	158,133,026	1	158,133,027	-	158,133,027	158,080,029	52,998	158,133,027
VVREI	9,090,130	118,437,856	104,809,198	-	104,809,198	-	104,809,198	104,773,829	35,369	104,809,198
VVSCG	1,519,519	30,170,326	22,458,486	-	22,458,486	1	22,458,485	22,451,053	7,432	22,458,485
VVSTC	31,887,843	338,949,614	316,327,407	-	316,327,407	6	316,327,401	315,957,076	370,325	316,327,401
VVTISI	5,260,572	112,894,678	100,213,893	2	100,213,895	-	100,213,895	100,147,391	66,504	100,213,895
VVTSM	8,669,919	385,934,559	366,737,571	-	366,737,571	-	366,737,571	366,491,063	246,508	366,737,571
VRVDIA	123,800	1,692,809	1,412,553	-	1,412,553	-	1,412,553	1,412,553	-	1,412,553
VRVDRA	303,204	7,208,525	5,481,921	-	5,481,921	-	5,481,921	5,481,921	-	5,481,921
VRVNMA	1,155,899	10,889,462	9,489,933	-	9,489,933	-	9,489,933	9,485,793	4,140	9,489,933
MGRFV	2,111,728	25,335,774	24,686,100	-	24,686,100	1	24,686,099	24,686,099	-	24,686,099

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	APTGBS	AASCO	ALCAI2	ALCGI2	ALMGI2	ABIGB	ABSCGB	ABTGB
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	-	(90)	(743)	(110)	(982)	-	-	-

Net investment income (loss)	-	(90)	(743)	(110)	(982)	-	-	-

Realized gain (loss) on investments	(3,483,150)	(109)	(1,198,260)	(3,407,358)	(6,264,728)	6,596	(847)	(899,008)
Change in unrealized gain (loss) on investments	2,158,013	(9,712)	(9,590,177)	(3,205,036)	2,827,387	(408,412)	(898,821)	(1,426,350)

Net gain (loss) on investments	(1,325,137)	(9,821)	(10,788,437)	(6,612,394)	(3,437,341)	(401,816)	(899,668)	(2,325,358)

Reinvested capital gains	-	2,258	1,298,819	421,007	149,367	132,184	416,275	536,618

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,325,137)	(7,653)	(9,490,361)	(6,191,497)	(3,288,956)	(269,632)	(483,393)	(1,788,740)

Investment Activity*:	ALVDAB	ALVGIA	ALVIVB	ALVSVB	SVDF	SVOF	AAEIP3	AAGEA2
Reinvested dividends	$6,985	248,381	53,792	115,523	-	-	513,942	136,112
Mortality and expense risk charges (note 2)	-	-	-	-	(1,859)	-	-	-

Net investment income (loss)	6,985	248,381	53,792	115,523	(1,859)	-	513,942	136,112

Realized gain (loss) on investments	(12,788)	461,348	144,673	1,109,598	(3,563,816)	42,381	1,642,921	112,560
Change in unrealized gain (loss) on investments	(146,861)	(4,117,380)	(515,239)	(5,840,700)	(2,036,861)	(355,154)	(1,022,599)	(1,232,507)

Net gain (loss) on investments	(159,649)	(3,656,032)	(370,566)	(4,731,102)	(5,600,677)	(312,773)	620,322	(1,119,947)

Reinvested capital gains	88,669	2,827,005	-	2,080,087	1,790,942	107,064	-	321,418

Net increase (decrease) in contract owners’ equity resulting from operations	$(63,995)	(580,646)	(316,774)	(2,535,492)	(3,811,594)	(205,709)	1,134,264	(662,417)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ABEAA2	ACEAA2	AGEAA2	ARLPE3	AUGEA2	ACVB	ACVI	ACVIG
Reinvested dividends	$251,282	103,204	153,950	87,254	68,760	154,978	43,150	386,827
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(68)	(20)

Net investment income (loss)	251,282	103,204	153,950	87,254	68,760	154,978	43,082	386,807

Realized gain (loss) on investments	(245,842)	(826,241)	(42,966)	(88,022)	(83,794)	(173,240)	88,334	(2,694,414)
Change in unrealized gain (loss) on investments	(2,851,505)	(406,997)	(1,810,367)	(336,762)	(920,916)	(4,954,815)	(1,644,757)	(6,528,831)

Net gain (loss) on investments	(3,097,347)	(1,233,238)	(1,853,333)	(424,784)	(1,004,710)	(5,128,055)	(1,556,423)	(9,223,245)

Reinvested capital gains	684,259	238,993	386,673	64,558	172,506	2,147,540	454,191	5,696,830

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,161,806)	(891,041)	(1,312,710)	(272,972)	(763,444)	(2,825,537)	(1,059,150)	(3,139,608)

Investment Activity*:	ACVIP2	ACVLVI	ACVMV1	ACVU1	ACVV	AMVAA4	AMVBC4	AMVBD4
Reinvested dividends	$1,683,982	111,065	152,956	-	236,267	974,041	617,736	1,177,479
Mortality and expense risk charges (note 2)	-	-	-	-	(153)	-	-	-

Net investment income (loss)	1,683,982	111,065	152,956	-	236,114	974,041	617,736	1,177,479

Realized gain (loss) on investments	(1,808,995)	146,251	191,689	(3,135,228)	825,185	403,567	(55,869)	(1,342,123)
Change in unrealized gain (loss) on investments	(4,797,161)	(242,000)	(1,383,604)	(7,352,696)	(1,997,999)	(16,506,439)	(12,341,379)	(5,324,554)

Net gain (loss) on investments	(6,606,156)	(95,749)	(1,191,915)	(10,487,924)	(1,172,814)	(16,102,872)	(12,397,248)	(6,666,677)

Reinvested capital gains	169,034	178,018	930,803	1,957,688	873,019	6,156,509	8,280,129	409,587

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,753,140)	193,334	(108,156)	(8,530,236)	(63,681)	(8,972,322)	(3,499,383)	(5,079,611)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	AMVCB4	AMVGB4	AMVGG4	AMVGI4	AMVGR4	AMVGS4	AMVGW4	AMVHI4
Reinvested dividends	$385,871	9,231	114,183	504,030	86,874	-	174,231	1,048,493
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	385,871	9,231	114,183	504,030	86,874	-	174,231	1,048,493

Realized gain (loss) on investments	558,356	(211,960)	(218,032)	1,169,626	2,877,635	(518,401)	69,135	(2,075,688)
Change in unrealized gain (loss) on investments	(1,765,394)	(759,031)	(10,873,560)	(15,489,361)	(48,811,209)	(7,900,242)	(3,948,506)	(154,018)

Net gain (loss) on investments	(1,207,038)	(970,991)	(11,091,592)	(14,319,735)	(45,933,574)	(8,418,643)	(3,879,371)	(2,229,706)

Reinvested capital gains	-	72,602	2,795,769	4,594,867	12,525,178	3,867,475	1,841,576	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(821,167)	(889,158)	(8,181,640)	(9,220,838)	(33,321,522)	(4,551,168)	(1,863,564)	(1,181,213)

Investment Activity*:	AMVI4	AMVIG4	AMVM4	AMVNW4	AMVUA4	AVPAP2	AVRBP2	AVRGP2
Reinvested dividends	$391,642	346,043	260,478	761,950	893,208	161,312	91,072	2,024
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	391,642	346,043	260,478	761,950	893,208	161,312	91,072	2,024

Realized gain (loss) on investments	(1,538,897)	(586,924)	(531,400)	475,897	(3,389,818)	(34,367)	45,464	299
Change in unrealized gain (loss) on investments	(9,757,510)	(6,451,468)	(1,305,313)	(25,090,177)	(532,484)	(1,576,852)	(316,090)	(72,447)

Net gain (loss) on investments	(11,296,407)	(7,038,392)	(1,836,713)	(24,614,280)	(3,922,302)	(1,611,219)	(270,626)	(72,148)

Reinvested capital gains	3,816,967	5,043,698	-	6,135,069	-	267,678	-	25,005

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,087,798)	(1,648,651)	(1,576,235)	(17,717,261)	(3,029,094)	(1,182,229)	(179,554)	(45,119)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	AVRIP2	PIHYB2	PIVB2	PIVEI2	PIVF2	PIVMV2	PIVSI2	BRVCA3
Reinvested dividends	$1,100	63,159	468,102	79,661	42,128	69,297	402,598	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	1,100	63,159	468,102	79,661	42,128	69,297	402,598	-

Realized gain (loss) on investments	(44)	(267,552)	(481,810)	48,308	(481,707)	(1,596,457)	(475,923)	-
Change in unrealized gain (loss) on investments	(7,394)	(31,991)	(3,916,466)	(1,344,157)	(3,692,064)	(993,518)	(2,564,008)	(4,074)

Net gain (loss) on investments	(7,438)	(299,543)	(4,398,276)	(1,295,849)	(4,173,771)	(2,589,975)	(3,039,931)	(4,074)

Reinvested capital gains	-	-	422,625	587,720	1,647,938	2,047,878	510,345	356

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,338)	(236,384)	(3,507,549)	(628,468)	(2,483,705)	(472,800)	(2,126,988)	(3,718)

Investment Activity*:	BRVED3	BRVHY3	BRVTR3	BRVUG3	BVLCC3	BVLCV3	BVLFG3	MLVGA3
Reinvested dividends	$380,361	1,386,926	482,865	37,106	62,025	120,791	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	380,361	1,386,926	482,865	37,106	62,025	120,791	-	-

Realized gain (loss) on investments	822,358	(4,656,152)	(1,115,937)	(314,118)	(2,244,438)	(1,016,499)	(4,591,219)	(734,817)
Change in unrealized gain (loss) on investments	(5,290,174)	(392,094)	(3,087,290)	(239,261)	(177,337)	(89,137)	(2,507,408)	(3,300,614)

Net gain (loss) on investments	(4,467,816)	(5,048,246)	(4,203,227)	(553,379)	(2,421,775)	(1,105,636)	(7,098,627)	(4,035,431)

Reinvested capital gains	3,056,306	-	4,389	-	125,894	175,229	713,239	290,905

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,031,149)	(3,661,320)	(3,715,973)	(516,273)	(2,233,856)	(809,616)	(6,385,388)	(3,744,526)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	DSIF	DSRG	DVSCS	CVSBF	CLVGT2	CLVLV1	CLVSI2	CLVSV1
Reinvested dividends	$487,778	42,915	341,719	78,111	-	-	489,101	-
Mortality and expense risk charges (note 2)	(65,887)	(60)	-	-	(242)	-	-	-

Net investment income (loss)	421,891	42,855	341,719	78,111	(242)	-	489,101	-

Realized gain (loss) on investments	3,442,460	535,049	(5,787,768)	261,457	1,097,815	1,874,390	(3,236,800)	(88,943)
Change in unrealized gain (loss) on investments	(15,172,330)	(3,594,965)	(6,597,110)	(2,109,806)	(16,009,801)	(2,497,443)	344,555	(524,238)

Net gain (loss) on investments	(11,729,870)	(3,059,916)	(12,384,878)	(1,848,349)	(14,911,986)	(623,053)	(2,892,245)	(613,181)

Reinvested capital gains	3,068,697	587,760	4,575,757	619,420	5,051,682	-	751,565	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,239,282)	(2,429,301)	(7,467,402)	(1,150,818)	(9,860,546)	(623,053)	(1,651,579)	(613,181)

Investment Activity*:	CSCRS	DWVSVS	DFVEA	DFVGB	DFVGMI	DFVIS	DFVIV	DFVSTF
Reinvested dividends	$2,068,474	79,187	1,094,975	1,905,842	1,025,277	1,802,791	4,608,439	1,470,021
Mortality and expense risk charges (note 2)	-	-	(200,931)	(293,309)	(242,415)	(181,542)	(310,924)	(283,661)

Net investment income (loss)	2,068,474	79,187	894,044	1,612,533	782,862	1,621,249	4,297,515	1,186,360

Realized gain (loss) on investments	(519,232)	(2,286,412)	723,260	(1,556,212)	662,777	(929,013)	(90,220)	(1,320,798)
Change in unrealized gain (loss) on investments	(480,588)	(875,787)	(11,965,497)	(8,924,733)	(11,023,703)	(16,016,484)	(10,236,964)	(1,079,175)

Net gain (loss) on investments	(999,820)	(3,162,199)	(11,242,237)	(10,480,945)	(10,360,926)	(16,945,497)	(10,327,184)	(2,399,973)

Reinvested capital gains	-	1,055,703	1,606,378	-	1,000,604	1,227,339	1,280,679	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,068,654	(2,027,309)	(8,741,815)	(8,868,412)	(8,577,460)	(14,096,909)	(4,748,990)	(1,213,613)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	DFVULV	DFVUTV	ETVFR	FHIB	FVK2S	FVU2	FB2	FC2
Reinvested dividends	$3,894,539	1,727,781	3,179,191	670,007	-	155,412	382,423	88,738
Mortality and expense risk charges (note 2)	(487,744)	(351,331)	-	-	-	-	-	-

Net investment income (loss)	3,406,795	1,376,450	3,179,191	670,007	-	155,412	382,423	88,738

Realized gain (loss) on investments	5,184,087	3,451,739	(1,563,227)	(690,082)	(1,361,565)	(337,166)	1,175,918	2,298,052
Change in unrealized gain (loss) on investments	(20,192,371)	(21,121,788)	(4,207,900)	(1,772,227)	(733,407)	(3,097,004)	(11,694,985)	(15,722,132)

Net gain (loss) on investments	(15,008,284)	(17,670,049)	(5,771,127)	(2,462,309)	(2,094,972)	(3,434,170)	(10,519,067)	(13,424,080)

Reinvested capital gains	2,105,019	10,234,246	-	-	486,947	1,948,469	2,205,009	1,681,958

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,496,470)	(6,059,353)	(2,591,936)	(1,792,302)	(1,608,025)	(1,330,289)	(7,931,635)	(11,653,384)

Investment Activity*:	FDCA2	FDSCS2	FEI2	FG2	FGI2	FGO2	FHI2	FIGBP2
Reinvested dividends	$83	76,192	159,214	99,987	132,027	-	385,189	1,742,972
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	83	76,192	159,214	99,987	132,027	-	385,189	1,742,972

Realized gain (loss) on investments	124	248,252	285,906	(5,198,622)	267,065	(3,317,401)	(788,898)	(2,566,035)
Change in unrealized gain (loss) on investments	(29,687)	(5,002,732)	(1,230,272)	(6,582,859)	(843,480)	(24,841,944)	(176,813)	(15,452,583)

Net gain (loss) on investments	(29,563)	(4,754,480)	(944,366)	(11,781,481)	(576,415)	(28,159,345)	(965,711)	(18,018,618)

Reinvested capital gains	10,057	2,092,733	317,693	2,236,671	177,815	7,771,338	-	4,433,676

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,423)	(2,585,555)	(467,459)	(9,444,823)	(266,573)	(20,388,007)	(580,522)	(11,841,970)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FMC2	FNRS2	FO2	FRESS2	FV2	FVF202	FVF502	FVF602
Reinvested dividends	$26,847	372,449	54,376	110,973	160,651	292	327	13,236
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	26,847	372,449	54,376	110,973	160,651	292	327	13,236

Realized gain (loss) on investments	137,941	3,997,083	65,977	(33,100)	(1,684,191)	-	5,099	(1,494)
Change in unrealized gain (loss) on investments	(2,530,022)	617,815	(2,539,086)	(4,280,784)	224,170	(2,584)	(44,672)	(284,109)

Net gain (loss) on investments	(2,392,081)	4,614,898	(2,473,109)	(4,313,884)	(1,460,021)	(2,584)	(39,573)	(285,603)

Reinvested capital gains	674,047	-	67,761	354,152	392,528	903	19,045	136,145

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,691,187)	4,987,347	(2,350,972)	(3,848,759)	(906,842)	(1,389)	(20,201)	(136,222)

Investment Activity*:	FVF702	FVFI2	FVICA2	FVSIS2	FVSS2	FVTV2	FEOVF	FTVGI2
Reinvested dividends	$27	84,549	24,287	1,138,039	17,973	786	913,700	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	27	84,549	24,287	1,138,039	17,973	786	913,700	-

Realized gain (loss) on investments	-	(251,193)	(126,388)	(1,025,020)	(7,891)	24,904	(1,119,492)	(2,106,478)
Change in unrealized gain (loss) on investments	(687)	(677,599)	(11,587,540)	(5,342,301)	(62,595)	(39,302)	(6,338,210)	1,274,648

Net gain (loss) on investments	(687)	(928,792)	(11,713,928)	(6,367,321)	(70,486)	(14,398)	(7,457,702)	(831,830)

Reinvested capital gains	332	169,492	2,178,830	42,384	76,605	426	2,648,684	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(328)	(674,751)	(9,510,811)	(5,186,898)	24,092	(13,186)	(3,895,318)	(831,830)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	FTVGR2	FTVIS2	FTVMS2	FTVRD2	FTVSI2	FTVUG2	GVGMNS	GVMSA
Reinvested dividends	$93,586	1,165,639	41,947	99,025	417,408	185,729	-	201,919
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	93,586	1,165,639	41,947	99,025	417,408	185,729	-	201,919

Realized gain (loss) on investments	(396,679)	871,569	(39,807)	(172,045)	(304,938)	(886,824)	(66)	21,645
Change in unrealized gain (loss) on investments	(1,193,701)	(4,198,037)	(442,001)	(2,973,412)	(1,255,607)	(176,946)	(44,345)	(531,841)

Net gain (loss) on investments	(1,590,380)	(3,326,468)	(481,808)	(3,145,457)	(1,560,545)	(1,063,770)	(44,411)	(510,196)

Reinvested capital gains	279,739	473,139	253,325	1,579,988	-	-	6,503	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,217,055)	(1,687,690)	(186,536)	(1,466,444)	(1,143,137)	(878,041)	(37,908)	(308,277)

Investment Activity*:	GVFRB	GVLCVB	GVR2XS	GVRUGM	GVTRBE	RAF	RBF	RBKF
Reinvested dividends	$505,717	461	-	2,112	2,245,273	-	-	26,378
Mortality and expense risk charges (note 2)	-	-	-	-	-	(87)	-	(211)

Net investment income (loss)	505,717	461	-	2,112	2,245,273	(87)	-	26,167

Realized gain (loss) on investments	(651,906)	133	(38,589)	-	(1,996,160)	105,435	(918,213)	(1,120,849)
Change in unrealized gain (loss) on investments	(154,265)	(4,391)	(66,966)	-	(14,857,293)	88,533	9,738	69,791

Net gain (loss) on investments	(806,171)	(4,258)	(105,555)	-	(16,853,453)	193,968	(908,475)	(1,051,058)

Reinvested capital gains	-	3,215	-	8	177,228	-	476,528	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(300,454)	(582)	(105,555)	2,120	(14,430,952)	193,881	(431,947)	(1,024,891)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RBMF	RCPF	RELF	RENF	RESF	RFSF	RHCF	RHYS
Reinvested dividends	$13,961	33,568	-	141,093	-	19,612	-	14,885
Mortality and expense risk charges (note 2)	-	-	(229)	(3,798)	(705)	(96)	(12)	-

Net investment income (loss)	13,961	33,568	(229)	137,295	(705)	19,516	(12)	14,885

Realized gain (loss) on investments	(573,228)	(249,104)	(1,245,230)	5,205,223	133,389	(1,216,291)	(891,175)	(367,172)
Change in unrealized gain (loss) on investments	(27,637)	(385,064)	(370,860)	129,269	836,847	(245,317)	(141,193)	(18,947)

Net gain (loss) on investments	(600,865)	(634,168)	(1,616,090)	5,334,492	970,236	(1,461,608)	(1,032,368)	(386,119)

Reinvested capital gains	46,258	271,413	113,174	-	-	266,800	276,150	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(540,646)	(329,187)	(1,503,145)	5,471,787	969,531	(1,175,292)	(756,230)	(371,234)

Investment Activity*:	RINF	RJNF	RLCE	RLCJ	RLF	RMED	RMEK	RNF
Reinvested dividends	$-	-	-	-	-	-	-	32,516
Mortality and expense risk charges (note 2)	-	(35)	-	-	-	-	-	(25)

Net investment income (loss)	-	(35)	-	-	-	-	-	32,491

Realized gain (loss) on investments	(809,528)	33,896	27,363	(159,314)	(455,117)	(47,514)	(130,174)	(9,433,176)
Change in unrealized gain (loss) on investments	(296,977)	22,292	(14,743)	(14,093)	(36,823)	(16,639)	(21,961)	(957,298)

Net gain (loss) on investments	(1,106,505)	56,188	12,620	(173,407)	(491,940)	(64,153)	(152,135)	(10,390,474)

Reinvested capital gains	217,355	-	-	-	-	13,142	-	921,820

Net increase (decrease) in contract owners’ equity resulting from operations	$(889,150)	56,153	12,620	(173,407)	(491,940)	(51,011)	(152,135)	(9,436,163)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	ROF	RPMF	RREF	RRF	RSRF	RTEC	RTEL	RTF
Reinvested dividends	$-	15,156	10,885	-	11,043	-	12,400	-
Mortality and expense risk charges (note 2)	(203)	(158)	-	-	-	-	-	(215)

Net investment income (loss)	(203)	14,998	10,885	-	11,043	-	12,400	(215)

Realized gain (loss) on investments	(9,608,942)	(1,193,085)	(336,001)	(762,065)	126,403	(2,067,461)	(550,986)	(12,939,634)
Change in unrealized gain (loss) on investments	(2,265,079)	181,571	(396,805)	96,357	(458,993)	(136,195)	(139,123)	(656,933)

Net gain (loss) on investments	(11,874,021)	(1,011,514)	(732,806)	(665,708)	(332,590)	(2,203,656)	(690,109)	(13,596,567)

Reinvested capital gains	592,264	-	59,264	38,412	-	252,735	-	1,800,732

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,281,960)	(996,516)	(662,657)	(627,296)	(321,547)	(1,950,921)	(677,709)	(11,796,050)

Investment Activity*:	RTRF	RUF	RUGB	RUTL	RVARS	RVCMD	RVF	RVIDD
Reinvested dividends	$-	-	65,204	60,194	65,015	441,968	-	-
Mortality and expense risk charges (note 2)	-	-	-	(250)	-	-	(341)	(12)

Net investment income (loss)	-	-	65,204	59,944	65,015	441,968	(341)	(12)

Realized gain (loss) on investments	(1,060,890)	(884,791)	(4,115,151)	(453,050)	86,922	984,693	(38,938,923)	(376,223)
Change in unrealized gain (loss) on investments	5,156	83,979	(188,779)	(543,047)	(430,406)	(306,945)	(5,273,400)	(123,443)

Net gain (loss) on investments	(1,055,734)	(800,812)	(4,303,930)	(996,097)	(343,484)	677,748	(44,212,323)	(499,666)

Reinvested capital gains	104,041	-	-	48,303	56,484	-	6,962,504	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(951,693)	(800,812)	(4,238,726)	(887,850)	(221,985)	1,119,716	(37,250,160)	(499,678)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	RVIMC	RVISC	RVLCG	RVLCV	RVLDD	RVMCG	RVMCV	RVMFU
Reinvested dividends	$-	-	-	75,438	-	-	21,000	199,050
Mortality and expense risk charges (note 2)	-	(2)	-	(80)	(168)	(15)	(49)	-

Net investment income (loss)	-	(2)	-	75,358	(168)	(15)	20,951	199,050

Realized gain (loss) on investments	(43,091)	(300,977)	(2,620,254)	(2,774,573)	(1,013,253)	(883,738)	(652,796)	(129,942)
Change in unrealized gain (loss) on investments	1,669	31,174	(366,509)	(189,686)	(209,919)	160,365	(122,066)	(142,019)

Net gain (loss) on investments	(41,422)	(269,803)	(2,986,763)	(2,964,259)	(1,223,172)	(723,373)	(774,862)	(271,961)

Reinvested capital gains	-	-	520,712	804,830	113,391	192,317	417,004	39,397

Net increase (decrease) in contract owners’ equity resulting from operations	$(41,422)	(269,805)	(2,466,051)	(2,084,071)	(1,109,949)	(531,071)	(336,907)	(33,514)

Investment Activity*:	RVSCG	RVSCV	RVSDL	RVWDL	SBLD	SBLJ	SBLP	SBLQ
Reinvested dividends	$-	-	-	-	1,468	6,604	228,171	6,815
Mortality and expense risk charges (note 2)	-	(79)	-	-	-	-	-	-

Net investment income (loss)	-	(79)	-	-	1,468	6,604	228,171	6,815

Realized gain (loss) on investments	(1,883,987)	(1,437,204)	104,135	(37,714)	2,667	1,679	(342,220)	68,666
Change in unrealized gain (loss) on investments	(55,697)	118,982	(103,152)	5,572	(25,173)	(1,147,042)	(359,091)	(166,393)

Net gain (loss) on investments	(1,939,684)	(1,318,222)	983	(32,142)	(22,506)	(1,145,363)	(701,311)	(97,727)

Reinvested capital gains	618,371	673,419	-	-	13,658	478,303	-	49,139

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,321,313)	(644,882)	983	(32,142)	(7,380)	(660,456)	(473,140)	(41,773)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	SBLX	SBLY	ACC1	ACGI	AVGI	AVHY1	AVIE	IVAVS2
Reinvested dividends	$5	4,816	256,378	45,936	5,234	178,228	59,179	206
Mortality and expense risk charges (note 2)	-	-	-	-	-	(15)	-	-

Net investment income (loss)	5	4,816	256,378	45,936	5,234	178,213	59,179	206

Realized gain (loss) on investments	(3)	(7,081)	(189,477)	188,594	46,826	(940,471)	(1,522,454)	(9,949)
Change in unrealized gain (loss) on investments	(1,144)	(704,722)	(584,211)	(651,581)	(744,319)	36,623	(123,523)	(7,213)

Net gain (loss) on investments	(1,147)	(711,803)	(773,688)	(462,987)	(697,493)	(903,848)	(1,645,977)	(17,162)

Reinvested capital gains	560	272,674	488,671	261,385	88,950	-	377,487	8,347

Net increase (decrease) in contract owners’ equity resulting from operations	$(582)	(434,313)	(28,639)	(155,666)	(603,309)	(725,635)	(1,209,311)	(8,609)

Investment Activity*:	IVBRA2	IVCPB2	IVCPBI	IVDDI	IVGMMI	IVGS1	IVHS	IVKEI1
Reinvested dividends	$510,529	14,335	130,146	317,625	8,023,573	171,937	-	146,090
Mortality and expense risk charges (note 2)	-	-	-	-	(678)	-	-	-

Net investment income (loss)	510,529	14,335	130,146	317,625	8,022,895	171,937	-	146,090

Realized gain (loss) on investments	(228,667)	(73,982)	(1,220,820)	821,194	-	(937,997)	(786,015)	169,601
Change in unrealized gain (loss) on investments	(1,744,928)	(141,735)	(2,361,939)	(3,482,359)	-	(186,971)	(441,645)	(2,184,833)

Net gain (loss) on investments	(1,973,595)	(215,717)	(3,582,759)	(2,661,165)	-	(1,124,968)	(1,227,660)	(2,015,232)

Reinvested capital gains	246,998	1,583	14,112	2,083,785	-	-	587,603	1,115,653

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,216,068)	(199,799)	(3,438,501)	(259,755)	8,022,895	(953,031)	(640,057)	(753,489)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	IVMCC2	IVRE	IVT	OVGIS	OVGSS	OVIGS	OVSBS	WRASP
Reinvested dividends	$2,459	437,288	-	41,088	-	-	-	57,226
Mortality and expense risk charges (note 2)	-	(900)	-	-	-	-	-	-

Net investment income (loss)	2,459	436,388	-	41,088	-	-	-	57,226

Realized gain (loss) on investments	264	(635,946)	(7,129,568)	(13,530)	297,298	(283,216)	(115,364)	(76,284)
Change in unrealized gain (loss) on investments	(1,341,758)	(4,635,930)	(65,180)	(2,413,724)	(8,828,969)	(6,375,283)	(60,111)	(927,367)

Net gain (loss) on investments	(1,341,494)	(5,271,876)	(7,194,748)	(2,427,254)	(8,531,671)	(6,658,499)	(175,475)	(1,003,651)

Reinvested capital gains	750,961	-	2,786,473	1,427,918	2,295,226	2,010,154	-	289,519

Net increase (decrease) in contract owners’ equity resulting from operations	$(588,074)	(4,835,488)	(4,408,275)	(958,248)	(6,236,445)	(4,648,345)	(175,475)	(656,906)

Investment Activity*:	WRBDP	WRBP	WRDIV	WRENG	WRGNR	WRHIP	WRLTBP	WRMCG
Reinvested dividends	$127,091	27,741	2,348	175,721	65,942	598,765	43,192	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	127,091	27,741	2,348	175,721	65,942	598,765	43,192	-

Realized gain (loss) on investments	(876,124)	(49,749)	(15)	976,040	54,351	(2,715,824)	(181,202)	(695,745)
Change in unrealized gain (loss) on investments	(549,461)	(1,404,494)	(24,928)	(185,000)	(160,784)	343,672	(68,994)	(10,466,470)

Net gain (loss) on investments	(1,425,585)	(1,454,243)	(24,943)	791,040	(106,433)	(2,372,152)	(250,196)	(11,162,215)

Reinvested capital gains	144,947	934,459	14,746	-	-	-	24,295	3,655,302

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,153,547)	(492,043)	(7,849)	966,761	(40,491)	(1,773,387)	(182,709)	(7,506,913)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	WRSTP	WRVP	JABIN	JAEI	JAFBS	JAFRIN	JAGRIN	JAGTS
Reinvested dividends	$-	21,616	624,498	91,360	371,857	21,893	60,673	-
Mortality and expense risk charges (note 2)	-	-	-	(791)	-	-	(310)	-

Net investment income (loss)	-	21,616	624,498	90,569	371,857	21,893	60,363	-

Realized gain (loss) on investments	(907,411)	(34,294)	4,028,294	45,554	(279,291)	(781,424)	167,453	1,781
Change in unrealized gain (loss) on investments	(2,999,902)	(543,942)	(17,398,229)	(15,908,783)	(3,729,137)	(7,742,800)	(2,264,670)	(58,493)

Net gain (loss) on investments	(3,907,313)	(578,236)	(13,369,935)	(15,863,229)	(4,008,428)	(8,524,224)	(2,097,217)	(56,712)

Reinvested capital gains	833,944	448,732	1,613,296	7,389,811	313,042	2,007,656	642,692	14,939

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,073,369)	(107,888)	(11,132,141)	(8,382,849)	(3,323,529)	(6,494,675)	(1,394,162)	(41,773)

Investment Activity*:	JAIG	JARIN	JIULVV	JMCVIN	JHEVTN	JPIGA2	JPIIB2	LZREMS
Reinvested dividends	$228,226	6,477	295,998	355,799	764,244	152,509	168,000	641,314
Mortality and expense risk charges (note 2)	-	(202)	-	-	(20,706)	-	-	-

Net investment income (loss)	228,226	6,275	295,998	355,799	743,538	152,509	168,000	641,314

Realized gain (loss) on investments	404,600	(284,013)	(405,613)	1,012,465	(119,581)	(76,345)	(75,134)	(30,402)
Change in unrealized gain (loss) on investments	(1,735,555)	(2,861,733)	(1,057,505)	(4,795,973)	(3,437,552)	(2,997,345)	(896,438)	(4,106,629)

Net gain (loss) on investments	(1,330,955)	(3,145,746)	(1,463,118)	(3,783,508)	(3,557,133)	(3,073,690)	(971,572)	(4,137,031)

Reinvested capital gains	-	972,947	766,248	2,077,466	-	671,940	136,359	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,102,729)	(2,166,524)	(400,872)	(1,350,243)	(2,813,595)	(2,249,241)	(667,213)	(3,495,717)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	LZRGDM	LZRIES	LZRUSM	LPVCAI	LPVCII	LVCLGI	SBVSG2	SBVHY
Reinvested dividends	$589	333,007	-	11,092	187,657	-	-	101,673
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	589	333,007	-	11,092	187,657	-	-	101,673

Realized gain (loss) on investments	(2,434)	(63,931)	121,788	(232,984)	1,072,017	874,450	(1,267,751)	(183,691)
Change in unrealized gain (loss) on investments	(181,242)	(2,851,526)	(2,040,264)	(891,744)	(3,754,520)	(11,719,484)	(10,388,120)	(223,300)

Net gain (loss) on investments	(183,676)	(2,915,457)	(1,918,476)	(1,124,728)	(2,682,503)	(10,845,034)	(11,655,871)	(406,991)

Reinvested capital gains	39,805	1,023,585	1,103,131	306,755	1,122,185	1,416,734	567,338	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(143,282)	(1,558,865)	(815,345)	(806,881)	(1,372,661)	(9,428,300)	(11,088,533)	(305,318)

Investment Activity*:	LOVBD	LOVCDG	LOVGI	MNCPS	MEGSS	MNDSC	MVFSC	MVIGSC
Reinvested dividends	$1,118,112	51,968	48,210	490,612	-	-	155,644	4,946
Mortality and expense risk charges (note 2)	-	-	(808)	-	-	-	-	-

Net investment income (loss)	1,118,112	51,968	47,402	490,612	-	-	155,644	4,946

Realized gain (loss) on investments	(531,523)	327,410	76,479	(1,772,502)	(963,225)	(916,442)	681,545	(990)
Change in unrealized gain (loss) on investments	(4,226,908)	(2,233,509)	(782,796)	(3,065,772)	(5,583,814)	(1,584,165)	(2,648,567)	6,331

Net gain (loss) on investments	(4,758,431)	(1,906,099)	(706,317)	(4,838,274)	(6,547,039)	(2,500,607)	(1,967,022)	5,341

Reinvested capital gains	64,603	857,786	293,233	1,644,184	1,586,698	1,197,641	819,325	73,969

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,575,716)	(996,345)	(365,682)	(2,703,478)	(4,960,341)	(1,302,966)	(992,053)	84,256

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	DTRTFY	GEM2	GVEXD	GVIXY	MCIFD	NJMMAY	NVBXD	NVDCAP
Reinvested dividends	$1,096,664	9,081	2,368,946	3,515,027	422,728	-	570,527	-
Mortality and expense risk charges (note 2)	(85,326)	-	(504,348)	(243,682)	(90,943)	(8,207)	(63,435)	-

Net investment income (loss)	1,011,338	9,081	1,864,598	3,271,345	331,785	(8,207)	507,092	-

Realized gain (loss) on investments	(1,308,211)	(13,909)	(82,392,167)	(589,451)	(840,076)	(180,900)	(626,519)	(1,244)
Change in unrealized gain (loss) on investments	(4,553,383)	(33,737)	(67,312,200)	(16,074,635)	(12,624,621)	(307,446)	(3,582,475)	(262,566)

Net gain (loss) on investments	(5,861,594)	(47,646)	(149,704,367)	(16,664,086)	(13,464,697)	(488,346)	(4,208,994)	(263,810)

Reinvested capital gains	-	-	110,548,576	-	8,229,254	39,601	174,853	123,480

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,850,256)	(38,565)	(37,291,193)	(13,392,741)	(4,903,658)	(456,952)	(3,527,049)	(140,330)

Investment Activity*:	NVFIY	NVGEY	NVIDMP	NVMIG6	NVMIVX	NVMMG2	NVMMV1	NVNSR1
Reinvested dividends	$27,134	68,710	-	-	82,355	-	45,915	14,853
Mortality and expense risk charges (note 2)	(4,292)	(12,021)	-	-	-	-	-	-

Net investment income (loss)	22,842	56,689	-	-	82,355	-	45,915	14,853

Realized gain (loss) on investments	(68,792)	(3,538)	2,890	-	23,907	(77,629)	(2,067)	(9,198)
Change in unrealized gain (loss) on investments	(142,139)	(814,846)	(1,168,154)	(1,294)	(123,953)	(49,244)	(326,693)	(1,048,055)

Net gain (loss) on investments	(210,931)	(818,384)	(1,165,264)	(1,294)	(100,046)	(126,873)	(328,760)	(1,057,253)

Reinvested capital gains	-	7	716,148	1,362	-	39,138	223,312	199,355

Net increase (decrease) in contract owners’ equity resulting from operations	$(188,089)	(761,688)	(449,116)	68	(17,691)	(87,735)	(59,533)	(843,045)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NVSIXD	SAMY	TRF	AMCG	AMRI	AMSRS	AMTB	NBARMS
Reinvested dividends	$1,048,734	5,328,732	55,404	-	20,952	8,439	173,209	-
Mortality and expense risk charges (note 2)	(284,830)	-	-	-	(167)	-	-	-

Net investment income (loss)	763,904	5,328,732	55,404	-	20,785	8,439	173,209	-

Realized gain (loss) on investments	1,389,094	(1)	29,856	(544,366)	780,782	15,230	(514,774)	(67,288)
Change in unrealized gain (loss) on investments	(36,641,117)	-	(692,415)	(1,005,308)	(1,873,586)	(623,923)	(152,893)	(225,645)

Net gain (loss) on investments	(35,252,023)	(1)	(662,559)	(1,549,674)	(1,092,804)	(608,693)	(667,667)	(292,933)

Reinvested capital gains	11,788,934	7,406	425,633	435,668	512,997	179,234	-	167,799

Net increase (decrease) in contract owners’ equity resulting from operations	$(22,699,185)	5,336,137	(181,522)	(1,114,006)	(559,022)	(421,020)	(494,458)	(125,134)

Investment Activity*:	NOTAG1	NOTAG2	NOTB1	NOTB2	NOTBBA	NOTBE2	NOTC2	NOTG1
Reinvested dividends	$1,265	6,006	29,648	176,684	51,655	5,639	30,803	1,695,444
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	(7,022)

Net investment income (loss)	1,265	6,006	29,648	176,684	51,655	5,639	30,803	1,688,422

Realized gain (loss) on investments	24	16,876	(44)	10,411	(948,037)	16,414	65,438	72,574
Change in unrealized gain (loss) on investments	(18,167)	(99,604)	(108,578)	(744,480)	(52,992)	(84,979)	(287,295)	(12,500,568)

Net gain (loss) on investments	(18,143)	(82,728)	(108,622)	(734,069)	(1,001,029)	(68,565)	(221,857)	(12,427,994)

Reinvested capital gains	60	332	60,073	395,594	-	5,504	27,510	7,504,076

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,818)	(76,390)	(18,901)	(161,791)	(949,374)	(57,422)	(163,544)	(3,235,496)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	NOTG2	NOTGR1	NOTGR2	NOTMD1	NOTMD2	NOTMG1	NOTMG2	NOTMR1
Reinvested dividends	$99,058	16,591	33,423	-	17,314	98,577	100,945	3,159
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	99,058	16,591	33,423	-	17,314	98,577	100,945	3,159

Realized gain (loss) on investments	(7,852)	151,102	66,807	42,320	5,970	(453,363)	12,720	251
Change in unrealized gain (loss) on investments	(744,068)	(288,375)	(391,576)	(51,505)	(207,694)	(139,479)	(641,843)	(28,838)

Net gain (loss) on investments	(751,920)	(137,273)	(324,769)	(9,185)	(201,724)	(592,842)	(629,123)	(28,587)

Reinvested capital gains	492,370	6,102	14,013	-	14,342	353,457	406,264	2,729

Net increase (decrease) in contract owners’ equity resulting from operations	$(160,492)	(114,580)	(277,333)	(9,185)	(170,068)	(140,808)	(121,914)	(22,699)

Investment Activity*:	NOVPDI	NOVPM	PMUBAM	PMVAAA	PMVAAI	PMVEBA	PMVFBA	PMVFHA
Reinvested dividends	$10,876	-	341,410	1,345,812	47,463	960,325	71,433	514,121
Mortality and expense risk charges (note 2)	(260)	(1,283)	-	-	-	-	-	-

Net investment income (loss)	10,616	(1,283)	341,410	1,345,812	47,463	960,325	71,433	514,121

Realized gain (loss) on investments	64,815	(166,524)	(308,617)	(734,133)	(2)	(3,415,341)	(468,772)	(1,805,854)
Change in unrealized gain (loss) on investments	(173,717)	(853,919)	(2,116,823)	(4,401,790)	(173,363)	(1,174,274)	(549,263)	(2,568,029)

Net gain (loss) on investments	(108,902)	(1,020,443)	(2,425,440)	(5,135,923)	(173,365)	(4,589,615)	(1,018,035)	(4,373,883)

Reinvested capital gains	-	332,034	1,268,406	1,510,938	48,545	-	-	13,852

Net increase (decrease) in contract owners’ equity resulting from operations	$(98,286)	(689,692)	(815,624)	(2,279,173)	(77,357)	(3,629,290)	(946,602)	(3,845,910)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PMVGBA	PMVHYA	PMVID	PMVLDA	PMVLGA	PMVRRA	PMVRSA	PMVTRA
Reinvested dividends	$53,112	1,248,413	5,401,417	514,554	236,797	2,525,349	4,253,529	3,582,370
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	53,112	1,248,413	5,401,417	514,554	236,797	2,525,349	4,253,529	3,582,370

Realized gain (loss) on investments	(223,509)	(3,814,996)	(1,446,320)	(864,372)	(3,270,015)	(1,774,427)	719,108	(5,124,568)
Change in unrealized gain (loss) on investments	(321,286)	(43,094)	(16,180,951)	(1,609,772)	(749,447)	(5,361,810)	(3,376,297)	(20,378,709)

Net gain (loss) on investments	(544,795)	(3,858,090)	(17,627,271)	(2,474,144)	(4,019,462)	(7,136,237)	(2,657,189)	(25,503,277)

Reinvested capital gains	51,980	-	12,038	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(439,703)	(2,609,677)	(12,213,816)	(1,959,590)	(3,782,665)	(4,610,888)	1,596,340	(21,920,907)

Investment Activity*:	PVGCBA	PVGDAA	PVGMAA	PVSTA	PROA30	PROAHY	PROBIO	PROBL
Reinvested dividends	$48,054	182	69,766	1,268,396	11,141	209,750	-	-
Mortality and expense risk charges (note 2)	-	-	-	(29)	-	-	-	-

Net investment income (loss)	48,054	182	69,766	1,268,367	11,141	209,750	-	-

Realized gain (loss) on investments	(58,270)	140	(155,174)	(678,986)	(907,055)	(750,179)	(689,683)	(4,307,475)
Change in unrealized gain (loss) on investments	(381,259)	(1,747)	(805,944)	(572,574)	145,721	(94,098)	120,013	(1,281,189)

Net gain (loss) on investments	(439,529)	(1,607)	(961,118)	(1,251,560)	(761,334)	(844,277)	(569,670)	(5,588,664)

Reinvested capital gains	22,572	395	332,535	113,677	261,779	-	332,443	1,410,664

Net increase (decrease) in contract owners’ equity resulting from operations	$(368,903)	(1,030)	(558,817)	130,484	(488,414)	(634,527)	(237,227)	(4,178,000)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PROBM	PROBNK	PROBR	PROCG	PROCS	PROE30	PROEM	PROFIN
Reinvested dividends	$5,768	9,623	-	1,141	-	58,383	20,577	1,687
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	5,768	9,623	-	1,141	-	58,383	20,577	1,687

Realized gain (loss) on investments	(928,062)	(490,274)	(6,422)	(547,956)	(760,485)	(739,836)	(1,241,632)	(430,576)
Change in unrealized gain (loss) on investments	(78,767)	59,743	(10,413)	(665,364)	(114,517)	(1,743)	323,648	(256,555)

Net gain (loss) on investments	(1,006,829)	(430,531)	(16,835)	(1,213,320)	(875,002)	(741,579)	(917,984)	(687,131)

Reinvested capital gains	29,083	-	-	89,814	11,648	171,574	-	22,066

Net increase (decrease) in contract owners’ equity resulting from operations	$(971,978)	(420,908)	(16,835)	(1,122,365)	(863,354)	(511,622)	(897,407)	(663,378)

Investment Activity*:	PROFUD	PROGMM	PROGVP	PROHC	PROIND	PROINT	PROJP	PROLCG
Reinvested dividends	$-	41,006	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	41,006	-	-	-	-	-	-

Realized gain (loss) on investments	(25,356)	-	(430,892)	(936,579)	(609,546)	(297,618)	(61,406)	(2,444,153)
Change in unrealized gain (loss) on investments	8,618	-	13,965	(165,019)	(37,347)	(9,978)	(25,671)	(236,981)

Net gain (loss) on investments	(16,738)	-	(416,927)	(1,101,598)	(646,893)	(307,596)	(87,077)	(2,681,134)

Reinvested capital gains	-	-	-	327,058	25,677	29,497	38,738	277,754

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,738)	41,006	(416,927)	(774,540)	(621,216)	(278,099)	(48,339)	(2,403,380)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PROLCV	PROMC	PROMCG	PROMCV	PRON	PRONET	PROOG	PROPHR
Reinvested dividends	$9,436	-	-	4,711	-	-	129,274	1,109
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	9,436	-	-	4,711	-	-	129,274	1,109

Realized gain (loss) on investments	(312,049)	(635,481)	(380,777)	(1,016,937)	(19,486,015)	(2,065,111)	2,049,678	(168,320)
Change in unrealized gain (loss) on investments	(181,323)	21,348	15,957	(147,782)	(1,737,110)	(366,185)	442,230	(51,168)

Net gain (loss) on investments	(493,372)	(614,133)	(364,820)	(1,164,719)	(21,223,125)	(2,431,296)	2,491,908	(219,488)

Reinvested capital gains	26,200	161,184	256,440	474,572	4,789,381	803,327	-	83,268

Net increase (decrease) in contract owners’ equity resulting from operations	$(457,736)	(452,949)	(108,380)	(685,436)	(16,433,744)	(1,627,969)	2,621,182	(135,111)

Investment Activity*:	PROPM	PRORE	PRORRO	PROSC	PROSCG	PROSCN	PROSCV	PROSEM
Reinvested dividends	$-	10,576	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	10,576	-	-	-	-	-	-

Realized gain (loss) on investments	(795,507)	(828,804)	976,393	(2,149,499)	(908,279)	(1,748,240)	(1,098,623)	37,471
Change in unrealized gain (loss) on investments	351,842	(317,244)	302,112	207,052	(336,645)	(657,765)	(120,358)	2,813

Net gain (loss) on investments	(443,665)	(1,146,048)	1,278,505	(1,942,447)	(1,244,924)	(2,406,005)	(1,218,981)	40,284

Reinvested capital gains	-	125,932	-	711,442	386,070	183,224	508,455	3,597

Net increase (decrease) in contract owners’ equity resulting from operations	$(443,665)	(1,009,540)	1,278,505	(1,231,005)	(858,854)	(2,222,781)	(710,526)	43,881

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PROSIN	PROSMC	PROSN	PROSSC	PROTEC	PROTEL	PROUB	PROUMC
Reinvested dividends	$-	-	-	-	-	21,801	-	-
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	-	-	21,801	-	-

Realized gain (loss) on investments	111,290	(38,996)	(1,603,391)	(3,343)	(3,045,784)	(189,089)	(1,155,795)	(604,003)
Change in unrealized gain (loss) on investments	(174,416)	(23)	407	15,983	(935,284)	(59,388)	(238,660)	(290,801)

Net gain (loss) on investments	(63,126)	(39,019)	(1,602,984)	12,640	(3,981,068)	(248,477)	(1,394,455)	(894,804)

Reinvested capital gains	-	-	-	-	1,233,884	-	332,454	227,691

Net increase (decrease) in contract owners’ equity resulting from operations	$(63,126)	(39,019)	(1,602,984)	12,640	(2,747,184)	(226,676)	(1,062,001)	(667,113)

Investment Activity*:	PROUN	PROUSC	PROUSN	PROUTL	PVAGIB	PVAR5B	PVDIB	PVEIB
Reinvested dividends	$-	-	-	76,184	97,695	69,407	268,755	310,121
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	-	-	-	76,184	97,695	69,407	268,755	310,121

Realized gain (loss) on investments	(27,080,766)	(920,351)	(100,468)	(247,473)	(478,538)	(149,387)	(327,011)	1,370,174
Change in unrealized gain (loss) on investments	(598,701)	111,294	19,945	(284,693)	164,300	96,793	(128,165)	(4,283,337)

Net gain (loss) on investments	(27,679,467)	(809,057)	(80,523)	(532,166)	(314,238)	(52,594)	(455,176)	(2,913,163)

Reinvested capital gains	10,552,363	101,733	-	83,073	-	-	84,870	1,796,685

Net increase (decrease) in contract owners’ equity resulting from operations	$(17,127,104)	(707,324)	(80,523)	(372,909)	(216,543)	16,813	(101,551)	(806,357)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	PVHYB	PVIB	PVIGIB	PVNOB	RWMVI	RWMVN	ROCMC	ROCSC
Reinvested dividends	$256,064	419,648	50,784	7,231	362,648	84,887	-	31,750
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	(367)	(392)

Net investment income (loss)	256,064	419,648	50,784	7,231	362,648	84,887	(367)	31,358

Realized gain (loss) on investments	(986,230)	(1,175,684)	(122,200)	(121,015)	7,870	23,740	(514,358)	(42,540)
Change in unrealized gain (loss) on investments	(287,095)	(526,864)	(232,595)	(437,699)	(1,149,822)	(291,146)	(2,581,579)	(961,312)

Net gain (loss) on investments	(1,273,325)	(1,702,548)	(354,795)	(558,714)	(1,141,952)	(267,406)	(3,095,937)	(1,003,852)

Reinvested capital gains	9,713	-	88,566	201,219	-	-	1,440,141	142,921

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,007,548)	(1,282,900)	(215,445)	(350,264)	(779,304)	(182,519)	(1,656,163)	(829,573)

Investment Activity*:	RLVGRE	RLVIDM	RLVLBS	RLVLEG	RLVLMS	RLVSB	RLVUSC	RLVUSE
Reinvested dividends	$4,994	-	5,956	1,342	5,269	5,639	59	1,331
Mortality and expense risk charges (note 2)	-	-	-	-	-	-	-	-

Net investment income (loss)	4,994	-	5,956	1,342	5,269	5,639	59	1,331

Realized gain (loss) on investments	(438)	9	(3,840)	(53)	(102)	(12)	-	-
Change in unrealized gain (loss) on investments	(137,690)	(21,152)	(85,152)	(29,214)	(63,843)	(42,712)	(6,263)	(73,020)

Net gain (loss) on investments	(138,128)	(21,143)	(88,992)	(29,267)	(63,945)	(42,724)	(6,263)	(73,020)

Reinvested capital gains	3,549	2,446	12,072	5,446	7,443	146	621	16,736

Net increase (decrease) in contract owners’ equity resulting from operations	$(129,585)	(18,697)	(70,964)	(22,479)	(51,233)	(36,939)	(5,583)	(54,953)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	TRBCG2	TREI2	TRHS2	TRLT2	TAVV	TPVCGP	TPVSGP	VVGGS
Reinvested dividends	$-	345,868	-	291,561	49,321	9,159	28,671	-
Mortality and expense risk charges (note 2)	-	-	-	-	(567)	-	-	-

Net investment income (loss)	-	345,868	-	291,561	48,754	9,159	28,671	-

Realized gain (loss) on investments	2,372,164	995,796	513,075	(531,293)	(342,896)	(5,082)	5,127	(1,605,732)
Change in unrealized gain (loss) on investments	(44,589,795)	(3,148,199)	(5,860,808)	(632,458)	395,706	(303,556)	(715,988)	425,547

Net gain (loss) on investments	(42,217,631)	(2,152,403)	(5,347,733)	(1,163,751)	52,810	(308,638)	(710,861)	(1,180,185)

Reinvested capital gains	3,233,521	1,081,883	557,019	27,548	-	140,295	318,314	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(38,984,110)	(724,652)	(4,790,714)	(844,642)	101,564	(159,184)	(363,876)	(1,180,185)

Investment Activity*:	VWBF	VWEM	VWHA	VVB	VVCA	VVCG	VVDV	VVEI
Reinvested dividends	$75,955	56,968	128,103	3,572,795	752,993	508,903	484,249	5,267,957
Mortality and expense risk charges (note 2)	-	(367)	(1,139)	(549,405)	(106,868)	(168,289)	(140,150)	(568,349)

Net investment income (loss)	75,955	56,601	126,964	3,023,390	646,125	340,614	344,099	4,699,608

Realized gain (loss) on investments	(312,360)	(2,784,621)	527,197	1,441,527	(394,553)	1,778,816	2,063,857	1,631,378
Change in unrealized gain (loss) on investments	132,660	(7,918,267)	(629,656)	(55,317,888)	(6,767,932)	(18,221,110)	(12,475,081)	(30,947,870)

Net gain (loss) on investments	(179,700)	(10,702,888)	(102,459)	(53,876,361)	(7,162,485)	(16,442,294)	(10,411,224)	(29,316,492)

Reinvested capital gains	-	3,952,878	-	17,896,724	1,322,512	5,498,762	3,831,090	22,396,292

Net increase (decrease) in contract owners’ equity resulting from operations	$(103,745)	(6,693,409)	24,505	(32,956,247)	(5,193,848)	(10,602,918)	(6,236,035)	(2,220,592)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	VVEIX	VVG	VVGBI	VVHGB	VVHYB	VVI	VVMA	VVMCI
Reinvested dividends	$5,088,008	-	768,634	10,732,781	3,287,790	2,146,481	662,645	1,857,016
Mortality and expense risk charges (note 2)	(1,175,145)	(359,636)	(93,488)	(1,616,262)	(211,213)	(467,157)	(96,041)	(501,119)

Net investment income (loss)	3,912,863	(359,636)	675,146	9,116,519	3,076,577	1,679,324	566,604	1,355,897

Realized gain (loss) on investments	13,795,160	(2,252,092)	(2,301,741)	(7,260,756)	(4,339,392)	(1,692,605)	49,231	(319,045)
Change in unrealized gain (loss) on investments	(117,713,789)	(85,960,176)	(2,862,468)	(84,633,844)	(7,257,676)	(97,127,578)	(6,898,263)	(55,320,972)

Net gain (loss) on investments	(103,918,629)	(88,212,268)	(5,164,209)	(91,894,600)	(11,597,068)	(98,820,183)	(6,849,032)	(55,640,017)

Reinvested capital gains	17,013,069	37,689,856	283,874	3,808,406	-	31,820,493	1,234,674	17,616,607

Net increase (decrease) in contract owners’ equity resulting from operations	$(82,992,697)	(50,882,048)	(4,205,189)	(78,969,675)	(8,520,491)	(65,320,366)	(5,047,754)	(36,667,513)

Investment Activity*:	VVREI	VVSCG	VVSTC	VVTISI	VVTSM	VRVDIA	VRVDRA	VRVNMA
Reinvested dividends	$2,154,438	70,435	5,051,657	3,082,891	5,077,298	-	69,461	333,477
Mortality and expense risk charges (note 2)	(318,900)	(66,644)	(943,993)	(328,676)	(1,115,129)	-	-	-

Net investment income (loss)	1,835,538	3,791	4,107,664	2,754,215	3,962,169	-	69,461	333,477

Realized gain (loss) on investments	1,218,452	(1,527,188)	(2,129,779)	(151,129)	11,450,032	14,783	(173,286)	(198,735)
Change in unrealized gain (loss) on investments	(44,422,414)	(14,439,060)	(23,892,054)	(22,413,364)	(131,177,504)	(387,402)	(3,178,296)	(1,242,867)

Net gain (loss) on investments	(43,203,962)	(15,966,248)	(26,021,833)	(22,564,493)	(119,727,472)	(372,619)	(3,351,582)	(1,441,602)

Reinvested capital gains	4,866,214	7,552,864	2,411,155	3,227,231	27,197,076	39,334	190,712	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(36,502,210)	(8,409,593)	(19,503,014)	(16,583,047)	(88,568,227)	(333,285)	(3,091,409)	(1,108,125)

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022

Investment Activity*:	MGRFV	NOVPB1	NO7TB3	NO7TB	WRGBP	LPVQD2	OVTRBS
Reinvested dividends	$381,828	-	23,603	209	26,766	-	126,639

Net investment income (loss)	381,828	-	23,603	209	26,766	-	126,639

Realized gain (loss) on investments	190,986	(313,274)	(248,483)	(2,629)	(84,034)	(15,969)	(1,058,942)
Change in unrealized gain (loss) on investments	(370,034)	(149,240)	(105,935)	(1,873)	12,476	(40,862)	413,146

Net gain (loss) on investments	(179,048)	(462,514)	(354,418)	(4,502)	(71,558)	(56,831)	(645,796)

Reinvested capital gains	-	-	247,450	3,307	-	7,138	-

Net increase (decrease) in contract owners’ equity resulting from operations	$202,780	(462,514)	(83,365)	(986)	(44,792)	(49,693)	(519,157)

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	APTGBS		AASCO		ALCAI2		ALCGI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	2,637,052	(90)	(149)	(743)	(1,333)	(110)	(693)
Realized gain (loss) on investments	(3,483,150)	(2,090,662)	(109)	495	(1,198,260)	2,708,871	(3,407,358)	1,907,355
Change in unrealized gain (loss) on investments	2,158,013	(2,168,042)	(9,712)	(8,017)	(9,590,177)	(4,139,765)	(3,205,036)	(4,067,360)
Reinvested capital gains	-	-	2,258	6,229	1,298,819	6,122,922	421,007	3,780,608

Net increase (decrease) in contract owners’ equity resulting from operations	(1,325,137)	(1,621,652)	(7,653)	(1,442)	(9,490,361)	4,690,695	(6,191,497)	1,619,910

Equity transactions:
Purchase payments received from contract owners (note 4)	149,658	428,967	-	-	234,134	583,789	67,491	677,361
Transfers between funds	(222,342)	1,513,370	1,724	718	(4,544,205)	(498,040)	(2,577,841)	(4,586,369)
Redemptions (notes 2, 3, and 4)	(1,354,368)	(2,477,928)	(696)	(793)	(1,253,327)	(2,190,002)	(868,645)	(1,092,086)
Adjustments to maintain reserves	(1,823)	(9)	(12)	8	(452)	(68)	(657)	14

Net equity transactions	(1,428,875)	(535,600)	1,016	(67)	(5,563,850)	(2,104,321)	(3,379,652)	(5,001,080)

Net change in contract owners’ equity	(2,754,012)	(2,157,252)	(6,637)	(1,509)	(15,054,211)	2,586,374	(9,571,149)	(3,381,170)
Contract owners’ equity at beginning of period	20,215,221	22,372,473	18,886	20,395	29,134,173	26,547,799	16,873,444	20,254,614

Contract owners’ equity at end of period	$17,461,209	20,215,221	12,249	18,886	14,079,962	29,134,173	7,302,295	16,873,444

CHANGE IN UNITS:
Beginning units	1,689,856	1,764,747	292	295	298,618	322,962	258,492	347,887
Units purchased	2,326,489	2,205,205	30	11	60,355	122,957	42,263	227,806
Units redeemed	(2,479,093)	(2,280,096)	(18)	(14)	(137,437)	(147,301)	(119,441)	(317,201)

Ending units	1,537,252	1,689,856	304	292	221,536	298,618	181,314	258,492

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALMGI2		ABIGB		ABSCGB		ABTGB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(982)	(1,899)	-	-	-	-	-	-
Realized gain (loss) on investments	(6,264,728)	1,508,788	6,596	31,558	(847)	51,085	(899,008)	762,111
Change in unrealized gain (loss) on investments	2,827,387	(4,688,073)	(408,412)	(49,128)	(898,821)	(220,721)	(1,426,350)	(500,795)
Reinvested capital gains	149,367	3,137,178	132,184	83,791	416,275	273,012	536,618	741,166

Net increase (decrease) in contract owners’ equity resulting from operations	(3,288,956)	(44,006)	(269,632)	66,221	(483,393)	103,376	(1,788,740)	1,002,482

Equity transactions:
Purchase payments received from contract owners (note 4)	151,517	450,351	3,857	10,934	-	24,914	51,383	742,886
Transfers between funds	(1,076,164)	(2,403,911)	207,880	147,831	35,960	(49,288)	(806,694)	762,595
Redemptions (notes 2, 3, and 4)	(575,212)	(499,135)	(63,140)	(28,093)	(7,224)	(44,052)	(415,124)	(120,812)
Adjustments to maintain reserves	(480)	10	(1)	(6)	-	4	(911)	22

Net equity transactions	(1,500,339)	(2,452,685)	148,596	130,666	28,736	(68,422)	(1,171,346)	1,384,691

Net change in contract owners’ equity	(4,789,295)	(2,496,691)	(121,036)	196,887	(454,657)	34,954	(2,960,086)	2,387,173
Contract owners’ equity at beginning of period	8,856,520	11,353,211	988,864	791,977	1,211,288	1,176,334	6,744,073	4,356,900

Contract owners’ equity at end of period	$4,067,225	8,856,520	867,828	988,864	756,631	1,211,288	3,783,987	6,744,073

CHANGE IN UNITS:
Beginning units	168,742	219,504	61,283	53,011	18,941	20,087	218,533	167,424
Units purchased	296,679	238,969	23,494	19,373	742	729	83,988	225,588
Units redeemed	(341,335)	(289,731)	(10,281)	(11,101)	(203)	(1,875)	(132,793)	(174,479)

Ending units	124,086	168,742	74,496	61,283	19,480	18,941	169,728	218,533

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ALVDAB		ALVGIA		ALVIVB		ALVSVB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$6,985	5,267	248,381	135,872	53,792	40,224	115,523	103,325
Realized gain (loss) on investments	(12,788)	2,716	461,348	400,164	144,673	23,939	1,109,598	2,002,755
Change in unrealized gain (loss) on investments	(146,861)	22,055	(4,117,380)	3,440,104	(515,239)	170,107	(5,840,700)	2,243,848
Reinvested capital gains	88,669	-	2,827,005	-	-	-	2,080,087	-

Net increase (decrease) in contract owners’ equity resulting from operations	(63,995)	30,038	(580,646)	3,976,140	(316,774)	234,270	(2,535,492)	4,349,928

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	1,979,290	377,760	5,065	8,545	1,106,949	454,213
Transfers between funds	(25,306)	-	214,290	172,007	(839,475)	44,028	(2,262,052)	2,933,905
Redemptions (notes 2, 3, and 4)	(22,637)	(21,841)	(1,170,130)	(764,665)	(45,523)	(28,890)	(1,357,167)	(930,217)
Adjustments to maintain reserves	(55)	1	(2,196)	16	1	2	(529)	4

Net equity transactions	(47,998)	(21,840)	1,021,254	(214,882)	(879,932)	23,685	(2,512,799)	2,457,905

Net change in contract owners’ equity	(111,993)	8,198	440,608	3,761,258	(1,196,706)	257,955	(5,048,291)	6,807,833
Contract owners’ equity at beginning of period	347,062	338,864	18,456,812	14,695,554	2,388,916	2,130,961	18,278,457	11,470,624

Contract owners’ equity at end of period	$235,069	347,062	18,897,420	18,456,812	1,192,210	2,388,916	13,230,166	18,278,457

CHANGE IN UNITS:
Beginning units	20,718	22,056	548,740	561,259	257,225	254,354	501,743	419,128
Units purchased	-	1	234,618	202,654	12,518	15,286	136,546	456,226
Units redeemed	(3,332)	(1,339)	(186,437)	(215,173)	(120,831)	(12,415)	(211,330)	(373,611)

Ending units	17,386	20,718	596,921	548,740	148,912	257,225	426,959	501,743

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SVDF		SVOF		AAEIP3		AAGEA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(1,859)	(2,856)	-	454	513,942	194,524	136,112	56,081
Realized gain (loss) on investments	(3,563,816)	2,311,447	42,381	149,481	1,642,921	312,449	112,560	458,771
Change in unrealized gain (loss) on investments	(2,036,861)	(4,083,455)	(355,154)	52,631	(1,022,599)	2,177,291	(1,232,507)	403,404
Reinvested capital gains	1,790,942	1,040,635	107,064	54,702	-	-	321,418	111,108

Net increase (decrease) in contract owners’ equity resulting from operations	(3,811,594)	(734,229)	(205,709)	257,268	1,134,264	2,684,264	(662,417)	1,029,364

Equity transactions:
Purchase payments received from contract owners (note 4)	26,000	96,259	1,313	18,832	41,289	130,047	44,992	30,211
Transfers between funds	(3,002,558)	(420,221)	(320,291)	(158,227)	1,430,774	(625,741)	4,748,577	(2,510,417)
Redemptions (notes 2, 3, and 4)	(582,777)	(646,522)	(58,592)	(36,274)	(679,426)	(465,035)	(639,982)	(230,392)
Adjustments to maintain reserves	(461)	13	(42)	2	(669)	6	(503)	13

Net equity transactions	(3,559,796)	(970,471)	(377,612)	(175,667)	791,968	(960,723)	4,153,084	(2,710,585)

Net change in contract owners’ equity	(7,371,390)	(1,704,700)	(583,321)	81,601	1,926,232	1,723,541	3,490,667	(1,681,221)
Contract owners’ equity at beginning of period	10,937,741	12,642,441	1,069,003	987,402	8,681,482	6,957,941	5,204,147	6,885,368

Contract owners’ equity at end of period	$3,566,351	10,937,741	485,682	1,069,003	10,607,714	8,681,482	8,694,814	5,204,147

CHANGE IN UNITS:
Beginning units	136,756	148,060	19,743	22,818	831,310	917,889	223,032	344,312
Units purchased	24,708	122,148	1,426	9,194	1,264,123	822,823	241,356	30,640
Units redeemed	(87,654)	(133,452)	(9,420)	(12,269)	(1,228,813)	(909,402)	(43,373)	(151,920)

Ending units	73,810	136,756	11,749	19,743	866,620	831,310	421,015	223,032

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ABEAA2		ACEAA2		AGEAA2		ARLPE3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$251,282	229,044	103,204	80,641	153,950	109,989	87,254	36,025
Realized gain (loss) on investments	(245,842)	147,902	(826,241)	73,739	(42,966)	42,576	(88,022)	150,538
Change in unrealized gain (loss) on investments	(2,851,505)	623,746	(406,997)	(175,922)	(1,810,367)	693,424	(336,762)	33,300
Reinvested capital gains	684,259	662,851	238,993	152,923	386,673	316,552	64,558	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,161,806)	1,663,543	(891,041)	131,381	(1,312,710)	1,162,541	(272,972)	219,863

Equity transactions:
Purchase payments received from contract owners (note 4)	444,644	489,272	41,458	32,249	1,181,450	256,932	19,085	65,299
Transfers between funds	381,209	(326,821)	2,438,237	544,766	320,798	572,735	48,772	(668,919)
Redemptions (notes 2, 3, and 4)	(1,152,759)	(561,162)	(652,994)	(705,896)	(232,713)	(192,803)	(160,013)	(18,380)
Adjustments to maintain reserves	(720)	5	1	4	(535)	-	(45)	(2)

Net equity transactions	(327,626)	(398,706)	1,826,702	(128,877)	1,269,000	636,864	(92,201)	(622,002)

Net change in contract owners’ equity	(2,489,432)	1,264,837	935,661	2,504	(43,710)	1,799,405	(365,173)	(402,139)
Contract owners’ equity at beginning of period	16,680,378	15,415,541	5,717,149	5,714,645	9,197,392	7,397,987	865,676	1,267,815

Contract owners’ equity at end of period	$14,190,946	16,680,378	6,652,810	5,717,149	9,153,682	9,197,392	500,503	865,676

CHANGE IN UNITS:
Beginning units	805,894	817,105	363,723	371,843	403,239	371,991	42,113	77,476
Units purchased	233,673	129,691	924,329	54,275	107,726	85,806	14,138	25,783
Units redeemed	(242,631)	(140,902)	(808,073)	(62,395)	(44,017)	(54,558)	(21,957)	(61,146)

Ending units	796,936	805,894	479,979	363,723	466,948	403,239	34,294	42,113

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AUGEA2		ACVB		ACVI		ACVIG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$68,760	75,742	154,978	112,166	43,082	8,621	386,807	256,519
Realized gain (loss) on investments	(83,794)	27,636	(173,240)	700,086	88,334	639,606	(2,694,414)	1,804,791
Change in unrealized gain (loss) on investments	(920,916)	46,880	(4,954,815)	678,101	(1,644,757)	(296,295)	(6,528,831)	(666,197)
Reinvested capital gains	172,506	163,912	2,147,540	659,248	454,191	154,179	5,696,830	3,460,393

Net increase (decrease) in contract owners’ equity resulting from operations	(763,444)	314,170	(2,825,537)	2,149,601	(1,059,150)	506,111	(3,139,608)	4,855,506

Equity transactions:
Purchase payments received from contract owners (note 4)	485,579	18,476	252,433	402,070	187,575	371,493	575,412	745,684
Transfers between funds	(934,364)	837,999	(1,025,641)	986,298	(1,000,654)	(929,414)	(517,602)	4,099,507
Redemptions (notes 2, 3, and 4)	(457,529)	(228,743)	(1,275,044)	(473,681)	(221,842)	(338,850)	(1,947,516)	(1,654,804)
Adjustments to maintain reserves	(347)	(6)	(212)	(8)	(41)	8	(1,576)	1

Net equity transactions	(906,661)	627,726	(2,048,464)	914,679	(1,034,962)	(896,763)	(1,891,282)	3,190,388

Net change in contract owners’ equity	(1,670,105)	941,896	(4,874,001)	3,064,280	(2,094,112)	(390,652)	(5,030,890)	8,045,894
Contract owners’ equity at beginning of period	5,396,981	4,455,085	16,431,824	13,367,544	4,996,670	5,387,322	25,104,390	17,058,496

Contract owners’ equity at end of period	$3,726,876	5,396,981	11,557,823	16,431,824	2,902,558	4,996,670	20,073,500	25,104,390

CHANGE IN UNITS:
Beginning units	295,524	260,638	489,110	461,366	152,330	178,240	646,169	535,565
Units purchased	129,759	63,148	72,314	165,434	28,444	70,385	266,989	560,477
Units redeemed	(186,145)	(28,262)	(151,499)	(137,690)	(63,148)	(96,295)	(321,016)	(449,873)

Ending units	239,138	295,524	409,925	489,110	117,626	152,330	592,142	646,169

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVIP2		ACVLVI		ACVMV1		ACVU1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,683,982	829,141	111,065	41,609	152,956	85,179	-	-
Realized gain (loss) on investments	(1,808,995)	658,715	146,251	127,484	191,689	119,770	(3,135,228)	4,717,851
Change in unrealized gain (loss) on investments	(4,797,161)	44,281	(242,000)	374,846	(1,383,604)	1,321,950	(7,352,696)	(1,506,923)
Reinvested capital gains	169,034	-	178,018	-	930,803	-	1,957,688	1,400,205

Net increase (decrease) in contract owners’ equity resulting from operations	(4,753,140)	1,532,137	193,334	543,939	(108,156)	1,526,899	(8,530,236)	4,611,133

Equity transactions:
Purchase payments received from contract owners (note 4)	716,639	1,500,306	402,584	10,707	99,300	26,765	866,765	615,323
Transfers between funds	(4,957,256)	18,896,035	5,822,276	(263,866)	(944,075)	(407,379)	(8,125,224)	604,267
Redemptions (notes 2, 3, and 4)	(1,684,437)	(1,365,223)	(454,610)	(228,242)	(555,331)	(265,410)	(1,217,999)	(1,036,453)
Adjustments to maintain reserves	(1,238)	15	(442)	5	(1)	(13)	(1,408)	(30)

Net equity transactions	(5,926,292)	19,031,133	5,769,808	(481,396)	(1,400,107)	(646,037)	(8,477,866)	183,107

Net change in contract owners’ equity	(10,679,432)	20,563,270	5,963,142	62,543	(1,508,263)	880,862	(17,008,102)	4,794,240
Contract owners’ equity at beginning of period	35,963,410	15,400,140	3,085,521	3,022,978	7,654,890	6,774,028	29,959,281	25,165,041

Contract owners’ equity at end of period	$25,283,978	35,963,410	9,048,663	3,085,521	6,146,627	7,654,890	12,951,179	29,959,281

CHANGE IN UNITS:
Beginning units	1,928,969	875,122	126,393	150,528	183,965	200,569	470,621	484,065
Units purchased	1,457,233	1,842,242	302,691	32,602	4,979	2,836	187,706	430,657
Units redeemed	(1,825,510)	(788,395)	(50,915)	(56,737)	(39,443)	(19,440)	(358,484)	(444,101)

Ending units	1,560,692	1,928,969	378,169	126,393	149,501	183,965	299,843	470,621

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACVV		AMVAA4		AMVBC4		AMVBD4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$236,114	172,725	974,041	840,586	617,736	404,022	1,177,479	484,210
Realized gain (loss) on investments	825,185	631,505	403,567	942,862	(55,869)	848,978	(1,342,123)	45,213
Change in unrealized gain (loss) on investments	(1,997,999)	1,255,864	(16,506,439)	4,182,481	(12,341,379)	6,234,435	(5,324,554)	(2,153,220)
Reinvested capital gains	873,019	-	6,156,509	1,911,603	8,280,129	-	409,587	1,527,149

Net increase (decrease) in contract owners’ equity resulting from operations	(63,681)	2,060,094	(8,972,322)	7,877,532	(3,499,383)	7,487,435	(5,079,611)	(96,648)

Equity transactions:
Purchase payments received from contract owners (note 4)	63,978	163,906	4,426,321	3,208,955	1,383,653	1,734,980	2,761,632	2,758,698
Transfers between funds	1,615,885	(415,739)	(2,269,972)	9,551,237	3,539,564	831,663	4,680,829	12,698,801
Redemptions (notes 2, 3, and 4)	(500,321)	(285,152)	(3,204,970)	(3,574,415)	(1,595,984)	(1,999,779)	(3,002,512)	(1,494,582)
Adjustments to maintain reserves	(305)	(1)	(4,752)	(4)	(3,313)	(2)	(1,860)	6

Net equity transactions	1,179,237	(536,986)	(1,053,373)	9,185,773	3,323,920	566,862	4,438,089	13,962,923

Net change in contract owners’ equity	1,115,556	1,523,108	(10,025,695)	17,063,305	(175,463)	8,054,297	(641,522)	13,866,275
Contract owners’ equity at beginning of period	10,547,949	9,024,841	65,754,424	48,691,119	34,667,476	26,613,179	42,871,503	29,005,228

Contract owners’ equity at end of period	$11,663,505	10,547,949	55,728,729	65,754,424	34,492,013	34,667,476	42,229,981	42,871,503

CHANGE IN UNITS:
Beginning units	279,215	298,182	3,262,257	2,767,533	1,460,861	1,424,251	3,305,217	2,225,087
Units purchased	166,477	105,498	634,084	992,019	576,157	442,595	1,827,190	1,684,938
Units redeemed	(129,713)	(124,465)	(685,321)	(497,295)	(444,738)	(405,985)	(1,402,883)	(604,808)

Ending units	315,979	279,215	3,211,020	3,262,257	1,592,280	1,460,861	3,729,524	3,305,217

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVCB4		AMVGB4		AMVGG4		AMVGI4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$385,871	259,662	9,231	74,131	114,183	55,474	504,030	481,368
Realized gain (loss) on investments	558,356	286,820	(211,960)	14,460	(218,032)	620,019	1,169,626	1,521,210
Change in unrealized gain (loss) on investments	(1,765,394)	804,047	(759,031)	(478,574)	(10,873,560)	1,713,946	(15,489,361)	7,635,254
Reinvested capital gains	-	-	72,602	116,784	2,795,769	1,273,545	4,594,867	465,154

Net increase (decrease) in contract owners’ equity resulting from operations	(821,167)	1,350,529	(889,158)	(273,199)	(8,181,640)	3,662,984	(9,220,838)	10,102,986

Equity transactions:
Purchase payments received from contract owners (note 4)	960,682	735,887	329,081	303,020	2,653,434	2,696,200	3,034,369	3,879,297
Transfers between funds	4,446,254	4,593,635	(213,014)	282,298	81,305	11,358,758	(1,976,067)	8,319,087
Redemptions (notes 2, 3, and 4)	(838,472)	(610,644)	(203,696)	(259,444)	(2,590,812)	(538,166)	(3,616,852)	(2,265,030)
Adjustments to maintain reserves	(642)	3	(298)	(3)	(1,135)	(2)	(5,659)	13

Net equity transactions	4,567,822	4,718,881	(87,927)	325,871	142,792	13,516,790	(2,564,209)	9,933,367

Net change in contract owners’ equity	3,746,655	6,069,410	(977,085)	52,672	(8,038,848)	17,179,774	(11,785,047)	20,036,353
Contract owners’ equity at beginning of period	13,153,050	7,083,640	5,077,743	5,025,071	32,767,013	15,587,239	56,474,906	36,438,553

Contract owners’ equity at end of period	$16,899,705	13,153,050	4,100,658	5,077,743	24,728,165	32,767,013	44,689,859	56,474,906

CHANGE IN UNITS:
Beginning units	979,448	604,879	437,516	410,406	1,817,411	1,004,020	2,125,170	1,702,010
Units purchased	695,630	666,682	111,930	178,073	496,708	995,079	486,512	853,384
Units redeemed	(316,380)	(292,113)	(119,358)	(150,963)	(487,300)	(181,688)	(576,844)	(430,224)

Ending units	1,358,698	979,448	430,088	437,516	1,826,819	1,817,411	2,034,838	2,125,170

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVGR4		AMVGS4		AMVGW4		AMVHI4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$86,874	56,390	-	-	174,231	143,424	1,048,493	573,144
Realized gain (loss) on investments	2,877,635	7,276,421	(518,401)	398,222	69,135	401,618	(2,075,688)	749,466
Change in unrealized gain (loss) on investments	(48,811,209)	(869,565)	(7,900,242)	(196,439)	(3,948,506)	449,882	(154,018)	(35,867)
Reinvested capital gains	12,525,178	12,294,632	3,867,475	304,270	1,841,576	188,493	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(33,321,522)	18,757,878	(4,551,168)	506,053	(1,863,564)	1,183,417	(1,181,213)	1,286,743

Equity transactions:
Purchase payments received from contract owners (note 4)	4,680,065	4,423,010	1,469,705	1,113,991	559,378	220,650	890,705	971,518
Transfers between funds	(4,930,287)	8,294,742	1,241,830	6,403,236	(401,008)	2,683,608	(3,945,586)	(77,294)
Redemptions (notes 2, 3, and 4)	(5,522,244)	(3,906,183)	(1,241,851)	(337,288)	(381,339)	(357,965)	(571,705)	(2,634,157)
Adjustments to maintain reserves	(5,533)	4	(496)	11	(677)	5	(285)	3

Net equity transactions	(5,777,999)	8,811,573	1,469,188	7,179,950	(223,646)	2,546,298	(3,626,871)	(1,739,930)

Net change in contract owners’ equity	(39,099,521)	27,569,451	(3,081,980)	7,686,003	(2,087,210)	3,729,715	(4,808,084)	(453,187)
Contract owners’ equity at beginning of period	111,224,267	83,654,816	14,157,108	6,471,105	10,489,264	6,759,549	14,182,728	14,635,915

Contract owners’ equity at end of period	$72,124,746	111,224,267	11,075,128	14,157,108	8,402,054	10,489,264	9,374,644	14,182,728

CHANGE IN UNITS:
Beginning units	2,818,738	2,585,157	894,592	435,192	726,050	535,514	949,698	1,060,269
Units purchased	592,727	1,017,149	326,135	580,220	186,209	411,577	3,453,362	8,831,741
Units redeemed	(773,547)	(783,568)	(225,335)	(120,820)	(206,536)	(221,041)	(3,705,245)	(8,942,312)

Ending units	2,637,918	2,818,738	995,392	894,592	705,723	726,050	697,815	949,698

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVI4		AMVIG4		AMVM4		AMVNW4
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$391,642	774,172	346,043	281,211	260,478	37,037	761,950	490,062
Realized gain (loss) on investments	(1,538,897)	935,343	(586,924)	251,834	(531,400)	22,881	475,897	2,787,599
Change in unrealized gain (loss) on investments	(9,757,510)	(2,314,658)	(6,451,468)	(99,297)	(1,305,313)	(639,179)	(25,090,177)	(2,741,948)
Reinvested capital gains	3,816,967	-	5,043,698	-	-	477,364	6,135,069	2,349,076

Net increase (decrease) in contract owners’ equity resulting from operations	(7,087,798)	(605,143)	(1,648,651)	433,748	(1,576,235)	(101,897)	(17,717,261)	2,884,789

Equity transactions:
Purchase payments received from contract owners (note 4)	719,144	1,495,323	933,871	778,699	33,802	37,649	2,619,829	3,293,933
Transfers between funds	(1,923,378)	(2,028,332)	3,812,878	697,836	724,184	3,424,402	8,777,520	10,366,428
Redemptions (notes 2, 3, and 4)	(1,320,427)	(1,659,781)	(648,370)	(473,135)	(493,777)	(267,812)	(3,443,413)	(2,964,187)
Adjustments to maintain reserves	(2,268)	2	(366)	-	(340)	(5)	(4,361)	(11)

Net equity transactions	(2,526,929)	(2,192,788)	4,098,013	1,003,400	263,869	3,194,234	7,949,575	10,696,163

Net change in contract owners’ equity	(9,614,727)	(2,797,931)	2,449,362	1,437,148	(1,312,366)	3,092,337	(9,767,686)	13,580,952
Contract owners’ equity at beginning of period	32,625,857	35,423,788	10,048,417	8,611,269	15,228,914	12,136,577	76,197,885	62,616,933

Contract owners’ equity at end of period	$23,011,130	32,625,857	12,497,779	10,048,417	13,916,548	15,228,914	66,430,199	76,197,885

CHANGE IN UNITS:
Beginning units	2,089,216	2,224,133	843,101	759,289	1,266,815	1,001,249	4,171,812	3,581,357
Units purchased	328,695	578,257	706,738	260,984	622,929	481,841	1,400,561	1,682,601
Units redeemed	(551,054)	(713,174)	(308,454)	(177,172)	(600,444)	(216,275)	(893,593)	(1,092,146)

Ending units	1,866,857	2,089,216	1,241,385	843,101	1,289,300	1,266,815	4,678,780	4,171,812

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMVUA4		AVGIP2		AVPAP2		AVRBP2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$893,208	303,851	-	-	161,312	99,401	91,072	24,379
Realized gain (loss) on investments	(3,389,818)	(845,070)	-	10,464	(34,367)	105,638	45,464	(57,075)
Change in unrealized gain (loss) on investments	(532,484)	(1,785,947)	-	(9,048)	(1,576,852)	628,081	(316,090)	308,323
Reinvested capital gains	-	2,106,000	-	-	267,678	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,029,094)	(221,166)	-	1,416	(1,182,229)	833,120	(179,554)	275,627

Equity transactions:
Purchase payments received from contract owners (note 4)	152,928	668,439	-	-	329,408	1,517,641	465,672	273,536
Transfers between funds	116,823	6,957,845	-	(57,674)	(622,700)	315,523	(129,955)	(845,173)
Redemptions (notes 2, 3, and 4)	(2,195,783)	(1,820,336)	-	(77)	(175,869)	(364,755)	(66,880)	(55,590)
Adjustments to maintain reserves	(663)	(2)	-	(7)	(1,434)	(6)	(92)	2

Net equity transactions	(1,926,695)	5,805,946	-	(57,758)	(470,595)	1,468,403	268,745	(627,225)

Net change in contract owners’ equity	(4,955,789)	5,584,780	-	(56,342)	(1,652,824)	2,301,523	89,191	(351,598)
Contract owners’ equity at beginning of period	28,844,760	23,259,980	-	56,342	8,674,191	6,372,668	1,980,765	2,332,363

Contract owners’ equity at end of period	$23,888,971	28,844,760	-	-	7,021,367	8,674,191	2,069,956	1,980,765

CHANGE IN UNITS:
Beginning units	2,458,757	1,965,339	-	3,300	516,539	422,577	120,818	166,068
Units purchased	2,055,091	1,754,528	-	-	47,574	220,297	64,944	58,717
Units redeemed	(2,220,650)	(1,261,110)	-	(3,300)	(74,044)	(126,335)	(46,120)	(103,967)

Ending units	2,293,198	2,458,757	-	-	490,069	516,539	139,642	120,818

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AVRGP2		AVRIP2		PIHYB2		PIVB2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,024	960	1,100	238	63,159	210,810	468,102	443,052
Realized gain (loss) on investments	299	702	(44)	12	(267,552)	104,050	(481,810)	360,377
Change in unrealized gain (loss) on investments	(72,447)	12,264	(7,394)	(2,006)	(31,991)	(73,711)	(3,916,466)	(1,331,464)
Reinvested capital gains	25,005	6,986	-	-	-	-	422,625	535,974

Net increase (decrease) in contract owners’ equity resulting from operations	(45,119)	20,912	(6,338)	(1,756)	(236,384)	241,149	(3,507,549)	7,939

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	(271)	76,306	211,605	431,071
Transfers between funds	-	-	-	-	(8,351,350)	7,008,521	1,058,570	2,855,193
Redemptions (notes 2, 3, and 4)	(1,805)	(2,004)	(247)	(300)	(81,503)	(73,100)	(1,433,628)	(1,413,552)
Adjustments to maintain reserves	-	3	(1)	1	(8)	(123)	(1,363)	165

Net equity transactions	(1,805)	(2,001)	(248)	(299)	(8,433,132)	7,011,604	(164,816)	1,872,877

Net change in contract owners’ equity	(46,924)	18,911	(6,586)	(2,055)	(8,669,516)	7,252,753	(3,672,365)	1,880,816
Contract owners’ equity at beginning of period	182,107	163,196	40,850	42,905	9,231,705	1,978,952	24,487,061	22,606,245

Contract owners’ equity at end of period	$135,183	182,107	34,264	40,850	562,189	9,231,705	20,814,696	24,487,061

CHANGE IN UNITS:
Beginning units	7,335	7,421	3,418	3,442	365,411	82,146	1,271,864	1,152,972
Units purchased	8	-	-	-	233,743	899,109	394,860	435,391
Units redeemed	(95)	(86)	(23)	(24)	(574,164)	(615,844)	(403,617)	(316,499)

Ending units	7,248	7,335	3,395	3,418	24,990	365,411	1,263,107	1,271,864

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PIVEI2		PIVF2		PIVMV2		PIVSI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$79,661	82,162	42,128	7,441	69,297	11,652	402,598	531,776
Realized gain (loss) on investments	48,308	1,214,310	(481,707)	749,172	(1,596,457)	301,377	(475,923)	183,157
Change in unrealized gain (loss) on investments	(1,344,157)	314,657	(3,692,064)	457,669	(993,518)	302,364	(2,564,008)	(573,965)
Reinvested capital gains	587,720	-	1,647,938	903,207	2,047,878	-	510,345	165,060

Net increase (decrease) in contract owners’ equity resulting from operations	(628,468)	1,611,129	(2,483,705)	2,117,489	(472,800)	615,393	(2,126,988)	306,028

Equity transactions:
Purchase payments received from contract owners (note 4)	129,769	293,027	364,915	362,749	186,565	16,422	(771)	370,404
Transfers between funds	(500,942)	(3,367,473)	984,392	4,121,301	(216,163)	3,318,393	(3,626,970)	(249,651)
Redemptions (notes 2, 3, and 4)	(221,568)	(361,972)	(728,069)	(624,532)	(212,923)	(47,879)	(839,499)	(730,639)
Adjustments to maintain reserves	(155)	(2)	(408)	(4)	(80)	9	(1,260)	(124)

Net equity transactions	(592,896)	(3,436,420)	620,830	3,859,514	(242,601)	3,286,945	(4,468,500)	(610,010)

Net change in contract owners’ equity	(1,221,364)	(1,825,291)	(1,862,875)	5,977,003	(715,401)	3,902,338	(6,595,488)	(303,982)
Contract owners’ equity at beginning of period	5,738,154	7,563,445	11,372,895	5,395,892	5,278,634	1,376,296	17,839,125	18,143,107

Contract owners’ equity at end of period	$4,516,790	5,738,154	9,510,020	11,372,895	4,563,233	5,278,634	11,243,637	17,839,125

CHANGE IN UNITS:
Beginning units	144,902	236,786	222,177	136,180	163,049	53,494	890,218	908,451
Units purchased	151,615	121,589	112,694	187,887	251,737	168,575	322,628	376,445
Units redeemed	(172,336)	(213,473)	(101,197)	(101,890)	(267,942)	(59,020)	(568,496)	(394,678)

Ending units	124,181	144,902	233,674	222,177	146,844	163,049	644,350	890,218

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	BRVCA3		BRVED3		BRVHY3		BRVTR3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	380,361	298,651	1,386,926	1,942,841	482,865	317,008
Realized gain (loss) on investments	-	4,989	822,358	862,720	(4,656,152)	1,074,939	(1,115,937)	(197,221)
Change in unrealized gain (loss) on investments	(4,074)	(3,654)	(5,290,174)	(325,641)	(392,094)	(1,295,361)	(3,087,290)	(570,547)
Reinvested capital gains	356	2,205	3,056,306	2,935,873	-	115,601	4,389	79,811

Net increase (decrease) in contract owners’ equity resulting from operations	(3,718)	3,540	(1,031,149)	3,771,603	(3,661,320)	1,838,020	(3,715,973)	(370,949)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	948,308	1,390,775	460,352	2,121,597	1,348,170	1,912,744
Transfers between funds	-	-	4,379,069	3,194,583	(7,214,220)	(13,418,962)	4,120,808	2,490,026
Redemptions (notes 2, 3, and 4)	-	(13,315)	(1,585,070)	(1,112,984)	(1,637,715)	(4,084,010)	(2,616,891)	(728,417)
Adjustments to maintain reserves	-	(11)	(1,639)	8	(1,024)	177	(2,662)	(22)

Net equity transactions	-	(13,326)	3,740,668	3,472,382	(8,392,607)	(15,381,198)	2,849,425	3,674,331

Net change in contract owners’ equity	(3,718)	(9,786)	2,709,519	7,243,985	(12,053,927)	(13,543,178)	(866,548)	3,303,382
Contract owners’ equity at beginning of period	9,833	19,619	23,206,428	15,962,443	40,881,898	54,425,076	24,537,197	21,233,815

Contract owners’ equity at end of period	$6,115	9,833	25,915,947	23,206,428	28,827,971	40,881,898	23,670,649	24,537,197

CHANGE IN UNITS:
Beginning units	183	441	758,102	622,611	2,271,361	3,166,680	1,842,460	1,561,452
Units purchased	-	-	413,317	455,609	4,627,809	5,058,345	918,418	1,003,146
Units redeemed	-	(258)	(265,308)	(320,118)	(5,102,058)	(5,953,664)	(684,920)	(722,138)

Ending units	183	183	906,111	758,102	1,797,112	2,271,361	2,075,958	1,842,460

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	BRVUG3		BVLCC3		BVLCV3		BVLFG3
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$37,106	33,701	62,025	6,010	120,791	100,711	-	-
Realized gain (loss) on investments	(314,118)	(126,116)	(2,244,438)	553,704	(1,016,499)	1,347,592	(4,591,219)	794,971
Change in unrealized gain (loss) on investments	(239,261)	(19,429)	(177,337)	(2,788,401)	(89,137)	(1,067,667)	(2,507,408)	(777,767)
Reinvested capital gains	-	-	125,894	4,081,764	175,229	1,170,022	713,239	2,791,357

Net increase (decrease) in contract owners’ equity resulting from operations	(516,273)	(111,844)	(2,233,856)	1,853,077	(809,616)	1,550,658	(6,385,388)	2,808,561

Equity transactions:
Purchase payments received from contract owners (note 4)	29,316	377,507	545,591	557,090	239,827	486,005	197,205	392,566
Transfers between funds	(293,190)	(1,115,022)	1,046,173	2,429,308	1,218,172	1,322,750	(4,929,725)	(7,044,975)
Redemptions (notes 2, 3, and 4)	(464,200)	(158,569)	(1,122,489)	(521,297)	(600,193)	(285,333)	(703,913)	(2,496,043)
Adjustments to maintain reserves	(91)	-	(507)	(20)	(1,102)	7	(657)	34

Net equity transactions	(728,165)	(896,084)	468,768	2,465,081	856,704	1,523,429	(5,437,090)	(9,148,418)

Net change in contract owners’ equity	(1,244,438)	(1,007,928)	(1,765,088)	4,318,158	47,088	3,074,087	(11,822,478)	(6,339,857)
Contract owners’ equity at beginning of period	4,040,723	5,048,651	9,962,641	5,644,483	7,444,109	4,370,022	18,337,056	24,676,913

Contract owners’ equity at end of period	$2,796,285	4,040,723	8,197,553	9,962,641	7,491,197	7,444,109	6,514,578	18,337,056

CHANGE IN UNITS:
Beginning units	346,358	425,420	239,776	174,813	243,014	177,562	355,012	541,834
Units purchased	358,520	611,294	140,906	192,230	195,430	324,133	117,790	170,777
Units redeemed	(428,072)	(690,356)	(135,404)	(127,267)	(169,093)	(258,681)	(283,991)	(357,599)

Ending units	276,806	346,358	245,278	239,776	269,351	243,014	188,811	355,012

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MLVGA3		DSIF		DSRG		DVSCS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	187,497	421,891	441,017	42,855	63,786	341,719	317,915
Realized gain (loss) on investments	(734,817)	601,576	3,442,460	3,972,988	535,049	1,244,597	(5,787,768)	14,224,383
Change in unrealized gain (loss) on investments	(3,300,614)	(3,231,330)	(15,172,330)	4,807,398	(3,594,965)	442,111	(6,597,110)	(5,252,839)
Reinvested capital gains	290,905	3,840,645	3,068,697	1,983,582	587,760	188,089	4,575,757	650,989

Net increase (decrease) in contract owners’ equity resulting from operations	(3,744,526)	1,398,388	(8,239,282)	11,204,985	(2,429,301)	1,938,583	(7,467,402)	9,940,448

Equity transactions:
Purchase payments received from contract owners (note 4)	752,313	1,286,198	681,833	451,083	427,222	251,549	976,792	1,848,255
Transfers between funds	912,702	(406,152)	(3,643,503)	(153,983)	(2,213,756)	2,487,638	(5,395,915)	(4,633,151)
Redemptions (notes 2, 3, and 4)	(1,065,222)	(699,099)	(2,341,103)	(2,631,009)	(402,460)	(241,146)	(1,800,223)	(2,040,837)
Adjustments to maintain reserves	(852)	(18)	(1,968)	7	(416)	8	(1,231)	1

Net equity transactions	598,941	180,929	(5,304,741)	(2,333,902)	(2,189,410)	2,498,049	(6,220,577)	(4,825,732)

Net change in contract owners’ equity	(3,145,585)	1,579,317	(13,544,023)	8,871,083	(4,618,711)	4,436,632	(13,687,979)	5,114,716
Contract owners’ equity at beginning of period	23,167,532	21,588,215	48,380,786	39,509,703	11,655,813	7,219,181	44,389,869	39,275,153

Contract owners’ equity at end of period	$20,021,947	23,167,532	34,836,763	48,380,786	7,037,102	11,655,813	30,701,890	44,389,869

CHANGE IN UNITS:
Beginning units	1,120,399	1,106,140	1,262,535	1,324,053	219,882	174,503	889,678	997,144
Units purchased	341,357	214,851	474,340	477,431	82,116	145,228	515,783	1,552,339
Units redeemed	(311,480)	(200,592)	(587,235)	(538,949)	(127,937)	(99,849)	(669,006)	(1,659,805)

Ending units	1,150,276	1,120,399	1,149,640	1,262,535	174,061	219,882	736,455	889,678

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	CVSBF		CLVGT2		CLVLV1		CLVSI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$78,111	67,911	(242)	92,097	-	-	489,101	383,425
Realized gain (loss) on investments	261,457	126,616	1,097,815	6,336,459	1,874,390	1,387,372	(3,236,800)	220,679
Change in unrealized gain (loss) on investments	(2,109,806)	362,718	(16,009,801)	(363,619)	(2,497,443)	2,467,725	344,555	(512,115)
Reinvested capital gains	619,420	175,261	5,051,682	3,724,157	-	-	751,565	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,150,818)	732,506	(9,860,546)	9,789,094	(623,053)	3,855,097	(1,651,579)	91,989

Equity transactions:
Purchase payments received from contract owners (note 4)	15,408	68,221	375,120	1,846,203	910,972	1,257,367	607,075	639,931
Transfers between funds	1,586,173	732,894	(6,223,981)	2,608,496	1,890,746	9,023,270	4,547,444	3,782,372
Redemptions (notes 2, 3, and 4)	(156,744)	(129,114)	(1,787,673)	(2,155,350)	(2,139,270)	(1,534,003)	(2,847,530)	(385,185)
Adjustments to maintain reserves	(989)	7	(5,175)	(19)	(3,253)	4	(539)	(8)

Net equity transactions	1,443,848	672,008	(7,641,709)	2,299,330	659,195	8,746,638	2,306,450	4,037,110

Net change in contract owners’ equity	293,030	1,404,514	(17,502,255)	12,088,424	36,142	12,601,735	654,871	4,129,099
Contract owners’ equity at beginning of period	6,058,278	4,653,764	37,660,345	25,571,921	24,710,017	12,108,282	8,872,446	4,743,347

Contract owners’ equity at end of period	$6,351,308	6,058,278	20,158,090	37,660,345	24,746,159	24,710,017	9,527,317	8,872,446

CHANGE IN UNITS:
Beginning units	306,948	270,964	392,703	336,784	782,942	467,291	680,253	368,732
Units purchased	223,833	86,076	86,241	259,560	367,141	545,483	2,153,890	640,721
Units redeemed	(146,137)	(50,092)	(185,063)	(203,641)	(379,247)	(229,832)	(2,008,515)	(329,200)

Ending units	384,644	306,948	293,881	392,703	770,836	782,942	825,628	680,253

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	CLVSV1		CSCRS		DWVSVS		DFVEA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	2,068,474	284,354	79,187	89,258	894,044	987,315
Realized gain (loss) on investments	(88,943)	1,239,603	(519,232)	929,215	(2,286,412)	3,355,532	723,260	2,014,018
Change in unrealized gain (loss) on investments	(524,238)	(419,153)	(480,588)	(370,297)	(875,787)	(156,127)	(11,965,497)	5,060,115
Reinvested capital gains	-	-	-	-	1,055,703	-	1,606,378	2,756,586

Net increase (decrease) in contract owners’ equity resulting from operations	(613,181)	820,450	1,068,654	843,272	(2,027,309)	3,288,663	(8,741,815)	10,818,034

Equity transactions:
Purchase payments received from contract owners (note 4)	154,428	158,788	518,395	128,347	206,026	388,749	4,110,596	4,843,505
Transfers between funds	1,532,712	118,385	(1,109,241)	3,109,609	(315,757)	(1,502,410)	6,208,732	2,656,424
Redemptions (notes 2, 3, and 4)	(253,735)	(275,715)	(562,916)	(189,321)	(789,212)	(819,244)	(3,541,845)	(2,846,021)
Adjustments to maintain reserves	(177)	(12)	(545)	251	(739)	6	(1,298)	5

Net equity transactions	1,433,228	1,446	(1,154,307)	3,048,886	(899,682)	(1,932,899)	6,776,185	4,653,913

Net change in contract owners’ equity	820,047	821,896	(85,653)	3,892,158	(2,926,991)	1,355,764	(1,965,630)	15,471,947
Contract owners’ equity at beginning of period	3,620,134	2,798,238	6,231,027	2,338,869	11,641,746	10,285,982	60,619,133	45,147,186

Contract owners’ equity at end of period	$4,440,181	3,620,134	6,145,374	6,231,027	8,714,755	11,641,746	58,653,503	60,619,133

CHANGE IN UNITS:
Beginning units	126,270	123,618	903,076	435,314	617,359	728,478	3,799,741	3,507,495
Units purchased	136,191	254,435	1,806,401	1,296,049	1,226,770	863,753	815,644	895,038
Units redeemed	(86,079)	(251,783)	(1,952,569)	(828,287)	(1,316,296)	(974,872)	(340,756)	(602,792)

Ending units	176,382	126,270	756,908	903,076	527,833	617,359	4,274,629	3,799,741

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DFVGB		DFVGMI		DFVIS		DFVIV
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,612,533	713,816	782,862	793,770	1,621,249	1,823,086	4,297,515	4,212,330
Realized gain (loss) on investments	(1,556,212)	(264,751)	662,777	4,260,375	(929,013)	1,117,788	(90,220)	1,972,324
Change in unrealized gain (loss) on investments	(8,924,733)	(2,194,584)	(11,023,703)	2,016,770	(16,016,484)	1,706,242	(10,236,964)	10,860,435
Reinvested capital gains	-	13,605	1,000,604	2,349,687	1,227,339	5,473,812	1,280,679	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,868,412)	(1,731,914)	(8,577,460)	9,420,602	(14,096,909)	10,120,928	(4,748,990)	17,045,089

Equity transactions:
Purchase payments received from contract owners (note 4)	2,012,805	4,497,761	3,052,544	6,406,483	881,482	1,502,139	2,032,494	2,558,833
Transfers between funds	(10,152,037)	9,636,296	2,028,077	(8,236,684)	3,955,972	(924,405)	9,587,830	3,453,091
Redemptions (notes 2, 3, and 4)	(5,610,062)	(5,974,289)	(2,940,099)	(3,907,880)	(2,997,259)	(2,484,010)	(5,015,705)	(4,905,663)
Adjustments to maintain reserves	(4,610)	57	(3,674)	17	(2,663)	(26)	(6,389)	(48)

Net equity transactions	(13,753,904)	8,159,825	2,136,848	(5,738,064)	1,837,532	(1,906,302)	6,598,230	1,106,213

Net change in contract owners’ equity	(22,622,316)	6,427,911	(6,440,612)	3,682,538	(12,259,377)	8,214,626	1,849,240	18,151,302
Contract owners’ equity at beginning of period	139,972,647	133,544,736	74,313,191	70,630,653	80,045,470	71,830,844	114,884,175	96,732,873

Contract owners’ equity at end of period	$117,350,331	139,972,647	67,872,579	74,313,191	67,786,093	80,045,470	116,733,415	114,884,175

CHANGE IN UNITS:
Beginning units	12,068,893	11,365,370	4,422,592	4,775,522	4,320,829	4,406,757	8,325,656	8,199,650
Units purchased	1,586,856	3,129,194	664,541	951,129	828,655	992,021	2,369,657	2,408,178
Units redeemed	(2,829,711)	(2,425,671)	(530,301)	(1,304,059)	(643,752)	(1,077,949)	(1,886,655)	(2,282,172)

Ending units	10,826,038	12,068,893	4,556,832	4,422,592	4,505,732	4,320,829	8,808,658	8,325,656

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	DFVSTF		DFVULV		DFVUTV		ETVFR
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,186,360	(222,719)	3,406,795	2,446,834	1,376,450	1,393,591	3,179,191	1,843,149
Realized gain (loss) on investments	(1,320,798)	(209,670)	5,184,087	6,092,035	3,451,739	4,402,690	(1,563,227)	312,602
Change in unrealized gain (loss) on investments	(1,079,175)	47,476	(20,192,371)	29,071,902	(21,121,788)	22,130,850	(4,207,900)	(25,916)
Reinvested capital gains	-	-	2,105,019	-	10,234,246	8,616,150	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,213,613)	(384,913)	(9,496,470)	37,610,771	(6,059,353)	36,543,281	(2,591,936)	2,129,835

Equity transactions:
Purchase payments received from contract owners (note 4)	1,736,657	5,459,261	3,018,933	3,915,596	3,449,027	2,356,532	1,736,284	2,487,164
Transfers between funds	36,748,461	(1,223,138)	7,098,750	2,113,133	9,945,966	(1,258,893)	(4,803,078)	21,156,289
Redemptions (notes 2, 3, and 4)	(5,651,559)	(5,969,621)	(8,181,817)	(7,203,484)	(6,309,458)	(5,316,873)	(4,515,335)	(4,771,317)
Adjustments to maintain reserves	(4,989)	107	(11,542)	12	(7,680)	(59)	(2,504)	(45)

Net equity transactions	32,828,570	(1,733,391)	1,924,324	(1,174,743)	7,077,855	(4,219,293)	(7,584,633)	18,872,091

Net change in contract owners’ equity	31,614,957	(2,118,304)	(7,572,146)	36,436,028	1,018,502	32,323,988	(10,176,569)	21,001,926
Contract owners’ equity at beginning of period	85,273,298	87,391,602	179,562,329	143,126,301	128,489,894	96,165,906	70,855,286	49,853,360

Contract owners’ equity at end of period	$116,888,255	85,273,298	171,990,183	179,562,329	129,508,396	128,489,894	60,678,717	70,855,286

CHANGE IN UNITS:
Beginning units	8,123,713	8,277,850	8,101,135	7,968,758	5,712,781	5,895,378	4,729,381	3,447,445
Units purchased	12,654,724	3,523,726	2,333,854	2,230,777	2,043,186	1,815,759	3,897,529	3,990,994
Units redeemed	(9,455,830)	(3,677,863)	(2,146,140)	(2,098,400)	(1,647,585)	(1,998,356)	(4,458,728)	(2,709,058)

Ending units	11,322,607	8,123,713	8,288,849	8,101,135	6,108,382	5,712,781	4,168,182	4,729,381

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FHIB		FVK2S		FVU2		FB2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$670,007	735,072	-	-	155,412	159,965	382,423	267,623
Realized gain (loss) on investments	(690,082)	865,259	(1,361,565)	1,077,506	(337,166)	232,286	1,175,918	1,932,949
Change in unrealized gain (loss) on investments	(1,772,227)	(876,432)	(733,407)	(1,718,749)	(3,097,004)	1,130,573	(11,694,985)	746,870
Reinvested capital gains	-	-	486,947	660,808	1,948,469	-	2,205,009	2,353,972

Net increase (decrease) in contract owners’ equity resulting from operations	(1,792,302)	723,899	(1,608,025)	19,565	(1,330,289)	1,522,824	(7,931,635)	5,301,414

Equity transactions:
Purchase payments received from contract owners (note 4)	220,117	491,544	22,103	441,562	164,795	287,168	4,479,484	1,947,632
Transfers between funds	(10,724,009)	8,630,154	(1,451,205)	(1,430,274)	(234,336)	(166,199)	(811,022)	9,725,836
Redemptions (notes 2, 3, and 4)	(1,006,485)	(931,351)	(598,301)	(837,544)	(586,293)	(187,140)	(3,658,996)	(2,415,195)
Adjustments to maintain reserves	(429)	12	(829)	(18)	(163)	6	(6,874)	(10)

Net equity transactions	(11,510,806)	8,190,359	(2,028,232)	(1,826,274)	(655,997)	(66,165)	2,592	9,258,263

Net change in contract owners’ equity	(13,303,108)	8,914,258	(3,636,257)	(1,806,709)	(1,986,286)	1,456,659	(7,929,043)	14,559,677
Contract owners’ equity at beginning of period	23,541,057	14,626,799	6,170,409	7,977,118	9,859,576	8,402,917	41,289,038	26,729,361

Contract owners’ equity at end of period	$10,237,949	23,541,057	2,534,152	6,170,409	7,873,290	9,859,576	33,359,995	41,289,038

CHANGE IN UNITS:
Beginning units	784,907	522,011	165,139	210,166	290,700	291,843	1,395,682	1,037,385
Units purchased	183,104	621,158	49,616	150,583	53,939	46,402	536,234	699,415
Units redeemed	(578,128)	(358,262)	(114,461)	(195,610)	(75,337)	(47,545)	(554,150)	(341,118)

Ending units	389,883	784,907	100,294	165,139	269,302	290,700	1,377,766	1,395,682

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FC2		FDCA2		FDSCS2		FEI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$88,738	9,396	83	104	76,192	19,289	159,214	137,565
Realized gain (loss) on investments	2,298,052	2,469,336	124	18	248,252	1,464,718	285,906	1,476,447
Change in unrealized gain (loss) on investments	(15,722,132)	1,471,841	(29,687)	10,182	(5,002,732)	174,247	(1,230,272)	(588,983)
Reinvested capital gains	1,681,958	4,936,904	10,057	7,744	2,092,733	227,561	317,693	956,856

Net increase (decrease) in contract owners’ equity resulting from operations	(11,653,384)	8,887,477	(19,423)	18,048	(2,585,555)	1,885,815	(467,459)	1,981,885

Equity transactions:
Purchase payments received from contract owners (note 4)	811,369	3,692,235	-	-	1,276,744	345,662	584,070	215,262
Transfers between funds	(1,820,559)	1,891,678	-	-	652,803	3,265,259	380,656	(115,671)
Redemptions (notes 2, 3, and 4)	(2,451,634)	(1,486,914)	(570)	(44)	(714,785)	(470,798)	(247,018)	(1,650,173)
Adjustments to maintain reserves	(4,320)	(16)	(1)	3	(973)	1	(420)	15

Net equity transactions	(3,465,144)	4,096,983	(571)	(41)	1,213,789	3,140,124	717,288	(1,550,567)

Net change in contract owners’ equity	(15,118,528)	12,984,460	(19,994)	18,007	(1,371,766)	5,025,939	249,829	431,318
Contract owners’ equity at beginning of period	44,919,693	31,935,233	92,385	74,378	13,727,481	8,701,542	8,895,348	8,464,030

Contract owners’ equity at end of period	$29,801,165	44,919,693	72,391	92,385	12,355,715	13,727,481	9,145,177	8,895,348

CHANGE IN UNITS:
Beginning units	1,041,253	896,211	1,874	1,875	402,345	305,400	267,265	342,904
Units purchased	211,963	421,448	-	-	212,992	267,256	121,903	206,815
Units redeemed	(305,609)	(276,406)	(14)	(1)	(159,528)	(170,311)	(94,981)	(282,454)

Ending units	947,607	1,041,253	1,860	1,874	455,809	402,345	294,187	267,265

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FG2		FGI2		FGO2		FHI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$99,987	-	132,027	118,059	-	-	385,189	339,781
Realized gain (loss) on investments	(5,198,622)	4,319,540	267,065	485,237	(3,317,401)	11,719,819	(788,898)	210,686
Change in unrealized gain (loss) on investments	(6,582,859)	(4,678,682)	(843,480)	106,885	(24,841,944)	(11,718,243)	(176,813)	(226,449)
Reinvested capital gains	2,236,671	6,396,728	177,815	211,759	7,771,338	4,798,253	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,444,823)	6,037,586	(266,573)	921,940	(20,388,007)	4,799,829	(580,522)	324,018

Equity transactions:
Purchase payments received from contract owners (note 4)	1,379,804	3,134,481	292,680	68,351	774,554	2,227,685	441	434,436
Transfers between funds	(25,743)	7,304,563	2,851,455	2,614,383	(10,575,616)	4,465,312	596,658	(2,595,694)
Redemptions (notes 2, 3, and 4)	(3,000,834)	(1,518,096)	(299,918)	(358,033)	(1,902,577)	(3,474,855)	(195,944)	(2,399,550)
Adjustments to maintain reserves	(3,207)	3	(498)	7	(3,255)	9	-	(3)

Net equity transactions	(1,649,980)	8,920,951	2,843,719	2,324,708	(11,706,894)	3,218,151	401,155	(4,560,811)

Net change in contract owners’ equity	(11,094,803)	14,958,537	2,577,146	3,246,648	(32,094,901)	8,017,980	(179,367)	(4,236,793)
Contract owners’ equity at beginning of period	38,525,472	23,566,935	6,165,414	2,918,766	59,872,737	51,854,757	5,786,662	10,023,455

Contract owners’ equity at end of period	$27,430,669	38,525,472	8,742,560	6,165,414	27,777,836	59,872,737	5,607,295	5,786,662

CHANGE IN UNITS:
Beginning units	662,135	467,189	170,379	105,452	771,116	749,150	328,936	594,216
Units purchased	465,516	688,216	135,941	131,589	129,760	618,757	629,116	996,889
Units redeemed	(490,421)	(493,270)	(56,984)	(66,662)	(315,881)	(596,791)	(596,996)	(1,262,169)

Ending units	637,230	662,135	249,336	170,379	584,995	771,116	361,056	328,936

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FIGBP2		FMC2		FNRS2		FO2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,742,972	1,690,471	26,847	37,179	372,449	131,098	54,376	29,260
Realized gain (loss) on investments	(2,566,035)	1,088,505	137,941	283,726	3,997,083	1,001,936	65,977	418,437
Change in unrealized gain (loss) on investments	(15,452,583)	(5,962,048)	(2,530,022)	(112,442)	617,815	101,778	(2,539,086)	365,037
Reinvested capital gains	4,433,676	2,536,874	674,047	1,749,156	-	-	67,761	663,901

Net increase (decrease) in contract owners’ equity resulting from operations	(11,841,970)	(646,198)	(1,691,187)	1,957,619	4,987,347	1,234,812	(2,350,972)	1,476,635

Equity transactions:
Purchase payments received from contract owners (note 4)	937,397	1,934,700	682,748	634,378	529,548	160,344	110,634	275,141
Transfers between funds	(2,931,021)	13,272,021	(434,668)	1,212,058	5,733,959	5,856,516	(691,651)	76,978
Redemptions (notes 2, 3, and 4)	(5,202,353)	(3,753,460)	(425,296)	(355,436)	(1,195,347)	(1,283,183)	(302,720)	(568,765)
Adjustments to maintain reserves	(2,411)	16	(902)	(1)	(1,507)	2	(425)	(3)

Net equity transactions	(7,198,388)	11,453,277	(178,118)	1,490,999	5,066,653	4,733,679	(884,162)	(216,649)

Net change in contract owners’ equity	(19,040,358)	10,807,079	(1,869,305)	3,448,618	10,054,000	5,968,491	(3,235,134)	1,259,986
Contract owners’ equity at beginning of period	96,768,317	85,961,238	11,405,308	7,956,690	6,597,274	628,783	9,284,082	8,024,096

Contract owners’ equity at end of period	$77,727,959	96,768,317	9,536,003	11,405,308	16,651,274	6,597,274	6,048,948	9,284,082

CHANGE IN UNITS:
Beginning units	6,599,667	5,801,243	381,280	325,332	364,920	53,848	407,844	420,265
Units purchased	1,858,762	2,574,105	89,822	150,537	1,764,523	1,055,965	69,809	116,963
Units redeemed	(2,344,598)	(1,775,681)	(92,235)	(94,589)	(1,563,856)	(744,893)	(122,686)	(129,384)

Ending units	6,113,831	6,599,667	378,867	381,280	565,587	364,920	354,967	407,844

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FRESS2		FV2		FVF202		FVF502
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$110,973	118,647	160,651	162,738	292	135	327	2,991
Realized gain (loss) on investments	(33,100)	166,390	(1,684,191)	1,530,147	-	422	5,099	18,895
Change in unrealized gain (loss) on investments	(4,280,784)	3,156,772	224,170	(987,531)	(2,584)	30	(44,672)	2,793
Reinvested capital gains	354,152	77,914	392,528	1,204,524	903	46	19,045	5,803

Net increase (decrease) in contract owners’ equity resulting from operations	(3,848,759)	3,519,723	(906,842)	1,909,878	(1,389)	633	(20,201)	30,482

Equity transactions:
Purchase payments received from contract owners (note 4)	333,606	298,320	222,189	385,728	-	-	-	-
Transfers between funds	(1,629,506)	3,122,872	5,094,316	5,485,845	-	-	(700)	(1,150)
Redemptions (notes 2, 3, and 4)	(832,958)	(541,533)	(972,945)	(513,272)	-	(6,629)	(242,145)	(110,714)
Adjustments to maintain reserves	(445)	4	(763)	(4)	-	(7)	-	9

Net equity transactions	(2,129,303)	2,879,663	4,342,797	5,358,297	-	(6,636)	(242,845)	(111,855)

Net change in contract owners’ equity	(5,978,062)	6,399,386	3,435,955	7,268,175	(1,389)	(6,003)	(263,046)	(81,373)
Contract owners’ equity at beginning of period	14,187,285	7,787,899	10,561,391	3,293,216	14,237	20,240	264,092	345,465

Contract owners’ equity at end of period	$8,209,223	14,187,285	13,997,346	10,561,391	12,848	14,237	1,046	264,092

CHANGE IN UNITS:
Beginning units	485,317	364,928	303,257	126,669	956	1,407	12,843	18,460
Units purchased	164,191	265,363	624,705	496,581	-	-	6,119	-
Units redeemed	(265,688)	(144,974)	(506,805)	(319,993)	-	(451)	(18,903)	(5,617)

Ending units	383,820	485,317	421,157	303,257	956	956	59	12,843

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVF602		FVF702		FVFI2		FVICA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$13,236	8,233	27	18	84,549	52,477	24,287	-
Realized gain (loss) on investments	(1,494)	108	-	-	(251,193)	148,774	(126,388)	2,138,772
Change in unrealized gain (loss) on investments	(284,109)	75,441	(687)	218	(677,599)	(132,431)	(11,587,540)	(340,029)
Reinvested capital gains	136,145	13,917	332	26	169,492	156,004	2,178,830	1,875,139

Net increase (decrease) in contract owners’ equity resulting from operations	(136,222)	97,699	(328)	262	(674,751)	224,824	(9,510,811)	3,673,882

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	17,701	681,464	384,622	1,642,556
Transfers between funds	-	-	-	-	(2,013,077)	(774,126)	1,487,934	901,623
Redemptions (notes 2, 3, and 4)	(7,935)	(3,823)	(1)	(1)	(555,438)	(1,756,651)	(1,559,737)	(1,296,677)
Adjustments to maintain reserves	(2)	3	1	9	(501)	6	(2,620)	4

Net equity transactions	(7,937)	(3,820)	-	8	(2,551,315)	(1,849,307)	310,199	1,247,506

Net change in contract owners’ equity	(144,159)	93,879	(328)	270	(3,226,066)	(1,624,483)	(9,200,612)	4,921,388
Contract owners’ equity at beginning of period	896,245	802,366	2,075	1,805	6,730,592	8,355,075	35,772,586	30,851,198

Contract owners’ equity at end of period	$752,086	896,245	1,747	2,075	3,504,526	6,730,592	26,571,974	35,772,586

CHANGE IN UNITS:
Beginning units	39,193	39,371	83	83	493,887	629,799	1,231,478	1,188,493
Units purchased	-	-	-	-	72,739	316,790	300,869	395,738
Units redeemed	(385)	(178)	-	-	(273,635)	(452,702)	(282,947)	(352,753)

Ending units	38,808	39,193	83	83	292,991	493,887	1,249,400	1,231,478

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FVSIS2		FVSS2		FVTV2		FEOVF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,138,039	1,092,263	17,973	364	786	86	913,700	456,841
Realized gain (loss) on investments	(1,025,020)	350,700	(7,891)	287	24,904	44	(1,119,492)	(204,868)
Change in unrealized gain (loss) on investments	(5,342,301)	(710,603)	(62,595)	4,987	(39,302)	(8,934)	(6,338,210)	1,563,758
Reinvested capital gains	42,384	702,574	76,605	2,427	426	53,596	2,648,684	137,603

Net increase (decrease) in contract owners’ equity resulting from operations	(5,186,898)	1,434,934	24,092	8,065	(13,186)	44,792	(3,895,318)	1,953,334

Equity transactions:
Purchase payments received from contract owners (note 4)	1,907,100	1,932,800	317,374	-	-	-	481,219	924,715
Transfers between funds	(8,984,027)	5,041,551	1,740,401	-	-	-	(803,703)	5,158,318
Redemptions (notes 2, 3, and 4)	(1,921,160)	(1,987,675)	(25,992)	(1,461)	(371,218)	(268)	(2,320,222)	(3,429,515)
Adjustments to maintain reserves	(1,466)	23	(37)	11	-	4	(2,736)	(22)

Net equity transactions	(8,999,553)	4,986,699	2,031,746	(1,450)	(371,218)	(264)	(2,645,442)	2,653,496

Net change in contract owners’ equity	(14,186,451)	6,421,633	2,055,838	6,615	(384,404)	44,528	(6,540,760)	4,606,830
Contract owners’ equity at beginning of period	45,745,934	39,324,301	31,055	24,440	416,855	372,327	49,114,423	44,507,593

Contract owners’ equity at end of period	$31,559,483	45,745,934	2,086,893	31,055	32,451	416,855	42,573,663	49,114,423

CHANGE IN UNITS:
Beginning units	2,869,695	2,531,219	895	939	21,887	21,902	1,971,648	1,859,877
Units purchased	874,121	1,237,646	78,774	-	-	-	375,427	472,414
Units redeemed	(1,515,003)	(899,170)	(12,409)	(44)	(19,867)	(15)	(477,427)	(360,643)

Ending units	2,228,813	2,869,695	67,260	895	2,020	21,887	1,869,648	1,971,648

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVGI2		FTVGR2		FTVIS2		FTVMS2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	93,586	29,704	1,165,639	1,271,317	41,947	71,940
Realized gain (loss) on investments	(2,106,478)	(2,089,001)	(396,679)	(71,706)	871,569	218,491	(39,807)	(71,624)
Change in unrealized gain (loss) on investments	1,274,648	1,177,468	(1,193,701)	783,994	(4,198,037)	2,358,506	(442,001)	438,903
Reinvested capital gains	-	-	279,739	76,424	473,139	-	253,325	-

Net increase (decrease) in contract owners’ equity resulting from operations	(831,830)	(911,533)	(1,217,055)	818,416	(1,687,690)	3,848,314	(186,536)	439,219

Equity transactions:
Purchase payments received from contract owners (note 4)	195,138	145,213	266,008	18,210	561,146	1,028,796	126,856	60,478
Transfers between funds	(3,043,771)	(7,505,022)	699,697	613,836	(4,620,323)	3,636,598	6,437	(280,467)
Redemptions (notes 2, 3, and 4)	(708,669)	(1,045,410)	(180,503)	(183,510)	(2,838,644)	(1,201,908)	(324,087)	(99,465)
Adjustments to maintain reserves	(399)	3	(256)	12	(1,801)	10	(107)	(6)

Net equity transactions	(3,557,701)	(8,405,216)	784,946	448,548	(6,899,622)	3,463,496	(190,901)	(319,460)

Net change in contract owners’ equity	(4,389,531)	(9,316,749)	(432,109)	1,266,964	(8,587,312)	7,311,810	(377,437)	119,759
Contract owners’ equity at beginning of period	14,990,137	24,306,886	4,193,414	2,926,450	29,042,793	21,730,983	2,582,139	2,462,380

Contract owners’ equity at end of period	$10,600,606	14,990,137	3,761,305	4,193,414	20,455,481	29,042,793	2,204,702	2,582,139

CHANGE IN UNITS:
Beginning units	937,708	1,441,573	140,513	125,580	952,769	817,213	80,484	90,860
Units purchased	608,088	146,655	83,425	72,355	579,917	533,436	26,871	33,002
Units redeemed	(848,703)	(650,520)	(50,393)	(57,422)	(821,915)	(397,880)	(27,781)	(43,378)

Ending units	697,093	937,708	173,545	140,513	710,771	952,769	79,574	80,484

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	FTVRD2		FTVSI2		FTVUG2		GVGMNS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$99,025	105,786	417,408	426,975	185,729	231,409	-	-
Realized gain (loss) on investments	(172,045)	1,847,299	(304,938)	(270,711)	(886,824)	(342,533)	(66)	98
Change in unrealized gain (loss) on investments	(2,973,412)	143,513	(1,255,607)	89,212	(176,946)	(92,454)	(44,345)	3,789
Reinvested capital gains	1,579,988	398,421	-	-	-	-	6,503	23,782

Net increase (decrease) in contract owners’ equity resulting from operations	(1,466,444)	2,495,019	(1,143,137)	245,476	(878,041)	(203,578)	(37,908)	27,669

Equity transactions:
Purchase payments received from contract owners (note 4)	756,875	853,849	630,563	452,411	120,668	416,768	-	-
Transfers between funds	743,385	3,696,452	(973,462)	(5,118,959)	(2,913,355)	586,789	-	-
Redemptions (notes 2, 3, and 4)	(1,118,570)	(898,567)	(568,440)	(633,399)	(680,301)	(520,302)	(730)	(1,018)
Adjustments to maintain reserves	(1,337)	(10)	(351)	4	(340)	5	-	(3)

Net equity transactions	380,353	3,651,724	(911,690)	(5,299,943)	(3,473,328)	483,260	(730)	(1,021)

Net change in contract owners’ equity	(1,086,091)	6,146,743	(2,054,827)	(5,054,467)	(4,351,369)	279,682	(38,638)	26,648
Contract owners’ equity at beginning of period	14,468,478	8,321,735	10,850,995	15,905,462	10,712,039	10,432,357	198,077	171,429

Contract owners’ equity at end of period	$13,382,387	14,468,478	8,796,168	10,850,995	6,360,670	10,712,039	159,439	198,077

CHANGE IN UNITS:
Beginning units	603,503	441,656	517,230	770,634	800,740	767,411	12,961	13,031
Units purchased	527,962	619,209	125,579	166,628	936,944	1,110,042	-	-
Units redeemed	(508,124)	(457,362)	(156,741)	(420,032)	(1,216,518)	(1,076,713)	(56)	(70)

Ending units	623,341	603,503	486,068	517,230	521,166	800,740	12,905	12,961

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVMSA		GVFRB		GVLCVB		GVR2XS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$201,919	62,620	505,717	489,601	461	701	-	-
Realized gain (loss) on investments	21,645	34,436	(651,906)	112,468	133	232	(38,589)	1,854,754
Change in unrealized gain (loss) on investments	(531,841)	88,745	(154,265)	(128,426)	(4,391)	6,962	(66,966)	(400,349)
Reinvested capital gains	-	-	-	-	3,215	2	-	577,731

Net increase (decrease) in contract owners’ equity resulting from operations	(308,277)	185,801	(300,454)	473,643	(582)	7,897	(105,555)	2,032,136

Equity transactions:
Purchase payments received from contract owners (note 4)	40,799	260,842	322,938	1,002,020	-	-	640	17,184
Transfers between funds	1,506,534	433,293	1,909,441	5,941,112	-	-	(665,824)	(4,648,195)
Redemptions (notes 2, 3, and 4)	(250,619)	(59,251)	(979,844)	(818,978)	(1,203)	(1,060)	(12,168)	(91,450)
Adjustments to maintain reserves	(550)	3	(591)	(4)	-	10	(2)	7

Net equity transactions	1,296,164	634,887	1,251,944	6,124,150	(1,203)	(1,050)	(677,354)	(4,722,454)

Net change in contract owners’ equity	987,887	820,688	951,490	6,597,793	(1,785)	6,847	(782,909)	(2,690,318)
Contract owners’ equity at beginning of period	4,791,700	3,971,012	23,414,209	16,816,416	36,328	29,481	1,294,904	3,985,222

Contract owners’ equity at end of period	$5,779,587	4,791,700	24,365,699	23,414,209	34,543	36,328	511,995	1,294,904

CHANGE IN UNITS:
Beginning units	429,605	372,742	1,817,705	1,331,332	1,118	1,153	42,425	164,212
Units purchased	206,164	105,293	2,488,987	1,293,848	-	-	2,419,430	4,691,864
Units redeemed	(80,701)	(48,430)	(2,408,593)	(807,475)	(40)	(35)	(2,432,421)	(4,813,651)

Ending units	555,068	429,605	1,898,099	1,817,705	1,078	1,118	29,434	42,425

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVRUGM		GVTRBE		RAF		RBF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,112	3	2,245,273	1,477,149	(87)	-	-	(110)
Realized gain (loss) on investments	-	-	(1,996,160)	2,190,168	105,435	(123,405)	(918,213)	(364,452)
Change in unrealized gain (loss) on investments	-	-	(14,857,293)	(6,421,371)	88,533	(3,454)	9,738	(264,859)
Reinvested capital gains	8	1	177,228	2,407,013	-	-	476,528	373,282

Net increase (decrease) in contract owners’ equity resulting from operations	2,120	4	(14,430,952)	(347,041)	193,881	(126,859)	(431,947)	(256,139)

Equity transactions:
Purchase payments received from contract owners (note 4)	(2)	-	907,281	2,799,055	2,970	16,338	66,163	47,071
Transfers between funds	-	(221,652)	(1,476,505)	7,287,973	6,142,657	160,443	1,468,178	(29,074)
Redemptions (notes 2, 3, and 4)	(2,386)	(525,438)	(4,001,025)	(5,132,489)	(559,751)	(30,729)	(191,213)	(134,156)
Adjustments to maintain reserves	3	(6)	(2,892)	(24)	(75)	-	(407)	41

Net equity transactions	(2,385)	(747,096)	(4,573,141)	4,954,515	5,585,801	146,052	1,342,721	(116,118)

Net change in contract owners’ equity	(265)	(747,092)	(19,004,093)	4,607,474	5,779,682	19,193	910,774	(372,257)
Contract owners’ equity at beginning of period	290,855	1,037,947	90,666,940	86,059,466	126,558	107,365	3,489,982	3,862,239

Contract owners’ equity at end of period	$290,590	290,855	71,662,847	90,666,940	5,906,240	126,558	4,400,756	3,489,982

CHANGE IN UNITS:
Beginning units	25,838	92,205	5,442,870	5,128,019	237,119	181,390	66,672	74,097
Units purchased	-	5,800	1,739,296	2,356,744	186,738,377	20,527,687	237,038	258,891
Units redeemed	(212)	(72,167)	(2,055,920)	(2,041,893)	(177,141,990)	(20,471,958)	(214,052)	(266,316)

Ending units	25,626	25,838	5,126,246	5,442,870	9,833,506	237,119	89,658	66,672

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RBKF		RBMF		RCPF		RELF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$26,167	24,491	13,961	9,082	33,568	46,667	(229)	(533)
Realized gain (loss) on investments	(1,120,849)	738,777	(573,228)	223,968	(249,104)	557,465	(1,245,230)	1,308,439
Change in unrealized gain (loss) on investments	69,791	(181,028)	(27,637)	(45,190)	(385,064)	(47,656)	(370,860)	(312,078)
Reinvested capital gains	-	-	46,258	40,264	271,413	4,266	113,174	208,499

Net increase (decrease) in contract owners’ equity resulting from operations	(1,024,891)	582,240	(540,646)	228,124	(329,187)	560,742	(1,503,145)	1,204,327

Equity transactions:
Purchase payments received from contract owners (note 4)	14,243	110,066	13,466	25,839	6,641	35,665	22,165	613,944
Transfers between funds	(875,658)	1,251,947	902,086	661,317	(2,589,927)	938,892	2,915,485	614,865
Redemptions (notes 2, 3, and 4)	(113,667)	(322,642)	(224,625)	(144,058)	(144,197)	(261,052)	(203,325)	(841,980)
Adjustments to maintain reserves	(112)	-	(75)	(1)	(324)	1	(1,372)	31

Net equity transactions	(975,194)	1,039,371	690,852	543,097	(2,727,807)	713,506	2,732,953	386,860

Net change in contract owners’ equity	(2,000,085)	1,621,611	150,206	771,221	(3,056,994)	1,274,248	1,229,808	1,591,187
Contract owners’ equity at beginning of period	3,051,568	1,429,957	2,204,703	1,433,482	6,820,481	5,546,233	5,424,646	3,833,459

Contract owners’ equity at end of period	$1,051,483	3,051,568	2,354,909	2,204,703	3,763,487	6,820,481	6,654,454	5,424,646

CHANGE IN UNITS:
Beginning units	246,055	152,240	64,583	50,325	179,476	154,023	87,006	68,291
Units purchased	1,579,849	2,554,140	433,947	292,980	304,570	584,687	195,175	381,964
Units redeemed	(1,723,976)	(2,460,325)	(422,796)	(278,722)	(379,265)	(559,234)	(140,730)	(363,249)

Ending units	101,928	246,055	75,734	64,583	104,781	179,476	141,451	87,006

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RENF		RESF		RFSF		RHCF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$137,295	44,392	(705)	1,958	19,516	23,980	(12)	(14)
Realized gain (loss) on investments	5,205,223	768,135	133,389	414,927	(1,216,291)	1,797,868	(891,175)	365,773
Change in unrealized gain (loss) on investments	129,269	(327,211)	836,847	(320,592)	(245,317)	90,494	(141,193)	118,876
Reinvested capital gains	-	-	-	-	266,800	143,797	276,150	268,729

Net increase (decrease) in contract owners’ equity resulting from operations	5,471,787	485,316	969,531	96,293	(1,175,292)	2,056,139	(756,230)	753,364

Equity transactions:
Purchase payments received from contract owners (note 4)	184,186	153,484	118,357	21,699	119,420	305,377	28,880	177,928
Transfers between funds	1,881,322	5,052,157	10,541,644	179,162	(3,946,111)	2,540,837	(2,000,775)	3,478,962
Redemptions (notes 2, 3, and 4)	(2,559,780)	(1,496,066)	(184,495)	(162,289)	(144,614)	(477,996)	(412,435)	(417,186)
Adjustments to maintain reserves	(2,219)	(9)	(586)	3	(228)	-	(522)	(8)

Net equity transactions	(496,491)	3,709,566	10,474,920	38,575	(3,971,533)	2,368,218	(2,384,852)	3,239,696

Net change in contract owners’ equity	4,975,296	4,194,882	11,444,451	134,868	(5,146,825)	4,424,357	(3,141,082)	3,993,060
Contract owners’ equity at beginning of period	5,779,655	1,584,773	1,411,803	1,276,935	7,476,479	3,052,122	7,544,831	3,551,771

Contract owners’ equity at end of period	$10,754,951	5,779,655	12,856,254	1,411,803	2,329,654	7,476,479	4,403,749	7,544,831

CHANGE IN UNITS:
Beginning units	532,010	225,570	346,096	367,858	339,417	187,237	155,800	91,516
Units purchased	6,356,419	4,453,078	6,289,940	3,698,840	614,467	1,363,878	481,028	391,393
Units redeemed	(6,215,676)	(4,146,638)	(4,435,840)	(3,720,602)	(823,356)	(1,211,698)	(536,033)	(327,109)

Ending units	672,753	532,010	2,200,196	346,096	130,528	339,417	100,795	155,800

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RHYS		RINF		RJNF		RLCE
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$14,885	-	-	(484)	(35)	-	-	2,779
Realized gain (loss) on investments	(367,172)	128,274	(809,528)	(144,324)	33,896	250,650	27,363	(203,360)
Change in unrealized gain (loss) on investments	(18,947)	(151,689)	(296,977)	(418,143)	22,292	7,829	(14,743)	(2,427)
Reinvested capital gains	-	-	217,355	371,141	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(371,234)	(23,415)	(889,150)	(191,810)	56,153	258,479	12,620	(203,008)

Equity transactions:
Purchase payments received from contract owners (note 4)	3,860	401,882	48,366	27,237	13,045	10,124	25	-
Transfers between funds	205,062	(3,901,199)	(136,353)	(810,381)	(280,498)	186,675	1,109,077	(513,076)
Redemptions (notes 2, 3, and 4)	(62,947)	(324,448)	(106,961)	(194,806)	(372,030)	(355,361)	(8,715)	(19,124)
Adjustments to maintain reserves	(83)	11	(2)	(22)	(47)	4	-	(3)

Net equity transactions	145,892	(3,823,754)	(194,950)	(977,972)	(639,530)	(158,558)	1,100,387	(532,203)

Net change in contract owners’ equity	(225,342)	(3,847,169)	(1,084,100)	(1,169,782)	(583,377)	99,921	1,113,007	(735,211)
Contract owners’ equity at beginning of period	2,117,401	5,964,570	2,214,662	3,384,444	1,828,150	1,728,229	45,126	780,337

Contract owners’ equity at end of period	$1,892,059	2,117,401	1,130,562	2,214,662	1,244,773	1,828,150	1,158,133	45,126

CHANGE IN UNITS:
Beginning units	156,599	446,863	30,155	44,197	687,627	642,602	3,292	67,571
Units purchased	1,345,579	1,630,862	20,129	143,452	46,409,331	33,244,252	585,284	605,001
Units redeemed	(1,344,477)	(1,921,126)	(22,377)	(157,494)	(46,776,835)	(33,199,227)	(491,395)	(669,280)

Ending units	157,701	156,599	27,907	30,155	320,123	687,627	97,181	3,292

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RLCJ		RLF		RMED		RMEK
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	(261)	-	883
Realized gain (loss) on investments	(159,314)	13,173	(455,117)	542,986	(47,514)	(7,842)	(130,174)	545,486
Change in unrealized gain (loss) on investments	(14,093)	(48,568)	(36,823)	(544,679)	(16,639)	2,483	(21,961)	(198,383)
Reinvested capital gains	-	-	-	107,641	13,142	60,110	-	272,144

Net increase (decrease) in contract owners’ equity resulting from operations	(173,407)	(35,395)	(491,940)	105,948	(51,011)	54,490	(152,135)	620,130

Equity transactions:
Purchase payments received from contract owners (note 4)	(1)	-	82,949	61,191	9,164	66,651	3,444	74,463
Transfers between funds	145,522	(200,207)	43,500	(5,411,129)	551,036	17,253	56,059	(2,314,232)
Redemptions (notes 2, 3, and 4)	(2,173)	(1,386)	(132,898)	(496,823)	(16,957)	(12,976)	(32,074)	(54,359)
Adjustments to maintain reserves	-	(5)	(1)	17	-	(12)	-	(19)

Net equity transactions	143,348	(201,598)	(6,450)	(5,846,744)	543,243	70,916	27,429	(2,294,147)

Net change in contract owners’ equity	(30,059)	(236,993)	(498,390)	(5,740,796)	492,232	125,406	(124,706)	(1,674,017)
Contract owners’ equity at beginning of period	191,945	428,938	1,363,045	7,103,841	226,126	100,720	462,860	2,136,877

Contract owners’ equity at end of period	$161,886	191,945	864,655	1,363,045	718,358	226,126	338,154	462,860

CHANGE IN UNITS:
Beginning units	5,950	11,422	35,751	195,451	3,576	2,154	9,610	52,796
Units purchased	84,751	22,814	122,860	436,305	46,818	17,850	28,415	82,602
Units redeemed	(81,899)	(28,286)	(127,302)	(596,005)	(35,604)	(16,428)	(27,469)	(125,788)

Ending units	8,802	5,950	31,309	35,751	14,790	3,576	10,556	9,610

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RNF		ROF		RPMF		RREF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$32,491	81,981	(203)	(239)	14,998	140,908	10,885	34,454
Realized gain (loss) on investments	(9,433,176)	4,883,372	(9,608,942)	4,343,646	(1,193,085)	(355,449)	(336,001)	782,671
Change in unrealized gain (loss) on investments	(957,298)	610,453	(2,265,079)	(414,204)	181,571	(78,748)	(396,805)	287,696
Reinvested capital gains	921,820	982,206	592,264	2,397,291	-	-	59,264	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,436,163)	6,558,012	(11,281,960)	6,326,494	(996,516)	(293,289)	(662,657)	1,104,821

Equity transactions:
Purchase payments received from contract owners (note 4)	243,906	865,312	65,203	44,028	33,250	149,362	6,413	13,044
Transfers between funds	(21,747,907)	1,929,686	(12,066,661)	5,642,375	7,246,296	34,308	(3,461,163)	3,135,568
Redemptions (notes 2, 3, and 4)	(443,770)	(1,628,691)	(2,037,733)	(3,176,945)	(204,528)	(180,563)	(41,077)	(106,401)
Adjustments to maintain reserves	(94)	(20)	(442)	39	(139)	1	(34)	(5)

Net equity transactions	(21,947,865)	1,166,287	(14,039,633)	2,509,497	7,074,879	3,108	(3,495,861)	3,042,206

Net change in contract owners’ equity	(31,384,028)	7,724,299	(25,321,593)	8,835,991	6,078,363	(290,181)	(4,158,518)	4,147,027
Contract owners’ equity at beginning of period	32,640,012	24,915,713	37,377,853	28,541,862	3,378,805	3,668,986	4,694,629	547,602

Contract owners’ equity at end of period	$1,255,984	32,640,012	12,056,260	37,377,853	9,457,168	3,378,805	536,111	4,694,629

CHANGE IN UNITS:
Beginning units	461,540	499,184	365,374	352,946	204,167	201,578	172,344	27,330
Units purchased	4,510,067	3,438,794	2,062,269	1,915,252	2,538,078	1,616,246	314,038	571,788
Units redeemed	(4,946,321)	(3,476,438)	(2,242,330)	(1,902,824)	(2,099,471)	(1,613,657)	(458,892)	(426,774)

Ending units	25,286	461,540	185,313	365,374	642,774	204,167	27,490	172,344

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RRF		RSRF		RTEC		RTEL
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	11,043	11,174	-	-	12,400	10,892
Realized gain (loss) on investments	(762,065)	(27,927)	126,403	71,931	(2,067,461)	575,087	(550,986)	204,863
Change in unrealized gain (loss) on investments	96,357	(333,302)	(458,993)	275,109	(136,195)	(211,086)	(139,123)	(27,159)
Reinvested capital gains	38,412	194,328	-	-	252,735	368,848	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(627,296)	(166,901)	(321,547)	358,214	(1,950,921)	732,849	(677,709)	188,596

Equity transactions:
Purchase payments received from contract owners (note 4)	10	96,846	27,594	8,068	15,924	162,914	22,328	14,086
Transfers between funds	(1,833,971)	377,390	(5,281)	709,748	(3,472,456)	3,709,938	(3,804,287)	3,594,050
Redemptions (notes 2, 3, and 4)	(75,158)	(291,215)	(133,144)	(75,836)	(230,010)	(737,021)	(42,803)	(85,673)
Adjustments to maintain reserves	(77)	(8)	(138)	(12)	(208)	(8)	(2)	3

Net equity transactions	(1,909,196)	183,013	(110,969)	641,968	(3,686,750)	3,135,823	(3,824,764)	3,522,466

Net change in contract owners’ equity	(2,536,492)	16,112	(432,516)	1,000,182	(5,637,671)	3,868,672	(4,502,473)	3,711,062
Contract owners’ equity at beginning of period	3,136,220	3,120,108	2,265,963	1,265,781	7,903,899	4,035,227	5,550,702	1,839,640

Contract owners’ equity at end of period	$599,728	3,136,220	1,833,447	2,265,963	2,266,228	7,903,899	1,048,229	5,550,702

CHANGE IN UNITS:
Beginning units	64,015	71,281	102,996	71,051	113,450	71,420	288,789	104,310
Units purchased	157,017	490,818	76,845	51,985	191,717	355,183	139,236	595,363
Units redeemed	(203,177)	(498,084)	(81,379)	(20,040)	(253,771)	(313,153)	(354,477)	(410,884)

Ending units	17,855	64,015	98,462	102,996	51,396	113,450	73,548	288,789

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RTF		RTRF		RUF		RUGB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(215)	(472)	-	-	-	-	65,204	15,036
Realized gain (loss) on investments	(12,939,634)	9,895,019	(1,060,890)	927,029	(884,791)	(1,142,343)	(4,115,151)	(928,185)
Change in unrealized gain (loss) on investments	(656,933)	281,635	5,156	(350,557)	83,979	(8,815)	(188,779)	(44,181)
Reinvested capital gains	1,800,732	-	104,041	88,214	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,796,050)	10,176,182	(951,693)	664,686	(800,812)	(1,151,158)	(4,238,726)	(957,330)

Equity transactions:
Purchase payments received from contract owners (note 4)	19,922	755,095	10,915	27,788	67,309	6,105	37,359	7,805
Transfers between funds	(38,967,476)	28,459,268	(512,262)	(1,642,861)	3,990,966	1,046,289	2,901,006	2,472,762
Redemptions (notes 2, 3, and 4)	(432,469)	(1,210,550)	(225,149)	(88,618)	(112,397)	(22,408)	(524,830)	(887,074)
Adjustments to maintain reserves	(525)	(51)	1	(22)	(57)	46	(52)	1

Net equity transactions	(39,380,548)	28,003,762	(726,495)	(1,703,713)	3,945,821	1,030,032	2,413,483	1,593,494

Net change in contract owners’ equity	(51,176,598)	38,179,944	(1,678,188)	(1,039,027)	3,145,009	(121,126)	(1,825,243)	636,164
Contract owners’ equity at beginning of period	59,059,626	20,879,682	2,389,178	3,428,205	287,633	408,759	4,557,030	3,920,866

Contract owners’ equity at end of period	$7,883,028	59,059,626	710,990	2,389,178	3,432,642	287,633	2,731,787	4,557,030

CHANGE IN UNITS:
Beginning units	626,897	352,232	45,725	80,158	242,934	271,405	187,999	149,633
Units purchased	12,755,004	18,285,407	269,846	448,304	363,298,654	702,217,157	9,496,547	5,847,039
Units redeemed	(13,234,579)	(18,010,742)	(294,629)	(482,737)	(360,925,108)	(702,245,628)	(9,493,063)	(5,808,673)

Ending units	147,322	626,897	20,942	45,725	2,616,480	242,934	191,483	187,999

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RUTL		RVARS		RVCMD		RVF
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$59,944	50,817	65,015	-	441,968	-	(341)	(1,653)
Realized gain (loss) on investments	(453,050)	306,024	86,922	99,405	984,693	(33,361)	(38,938,923)	10,551,186
Change in unrealized gain (loss) on investments	(543,047)	103,949	(430,406)	135,220	(306,945)	56,526	(5,273,400)	732,927
Reinvested capital gains	48,303	-	56,484	137,040	-	-	6,962,504	9,766,956

Net increase (decrease) in contract owners’ equity resulting from operations	(887,850)	460,790	(221,985)	371,665	1,119,716	23,165	(37,250,160)	21,049,416

Equity transactions:
Purchase payments received from contract owners (note 4)	143,323	20,402	156,785	259,532	203,587	113,929	474,600	1,589,032
Transfers between funds	4,130,969	864,318	1,496,324	983,869	1,556,697	1,460,829	(6,517,698)	(10,250,884)
Redemptions (notes 2, 3, and 4)	(420,507)	(196,737)	(615,999)	(631,700)	(418,119)	(200,249)	(2,344,972)	(4,038,693)
Adjustments to maintain reserves	(91)	15	(1,088)	10	(503)	1	(649)	77

Net equity transactions	3,853,694	687,998	1,036,022	611,711	1,341,662	1,374,510	(8,388,719)	(12,700,468)

Net change in contract owners’ equity	2,965,844	1,148,788	814,037	983,376	2,461,378	1,397,675	(45,638,879)	8,348,948
Contract owners’ equity at beginning of period	5,092,801	3,944,013	5,238,181	4,254,805	3,253,235	1,855,560	65,822,355	57,473,407

Contract owners’ equity at end of period	$8,058,645	5,092,801	6,052,218	5,238,181	5,714,613	3,253,235	20,183,476	65,822,355

CHANGE IN UNITS:
Beginning units	156,302	138,089	426,371	374,331	1,073,485	856,462	152,812	205,023
Units purchased	1,227,265	298,862	424,188	225,894	10,697,455	24,308,068	2,386,450	1,593,752
Units redeemed	(1,138,706)	(280,649)	(341,157)	(173,854)	(10,255,661)	(24,091,045)	(2,416,987)	(1,645,963)

Ending units	244,861	156,302	509,402	426,371	1,515,279	1,073,485	122,275	152,812

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVIDD		RVIMC		RVISC		RVLCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(12)	-	-	-	(2)	-	-	(2)
Realized gain (loss) on investments	(376,223)	(567,501)	(43,091)	(31,113)	(300,977)	(76,017)	(2,620,254)	2,389,267
Change in unrealized gain (loss) on investments	(123,443)	103,914	1,669	3	31,174	9,008	(366,509)	(174,975)
Reinvested capital gains	-	-	-	-	-	-	520,712	46,687

Net increase (decrease) in contract owners’ equity resulting from operations	(499,678)	(463,587)	(41,422)	(31,110)	(269,805)	(67,009)	(2,466,051)	2,260,977

Equity transactions:
Purchase payments received from contract owners (note 4)	4,149	25,948	20	9	102,377	11,400	22,026	461,636
Transfers between funds	1,164,678	298,507	155,764	38,577	1,595,581	25,374	(7,785,031)	4,955,525
Redemptions (notes 2, 3, and 4)	(37,452)	(468,042)	(8,802)	(7,480)	(129,294)	(9,040)	(743,934)	(840,703)
Adjustments to maintain reserves	(12)	(48)	(7)	-	(15)	2	(17)	3

Net equity transactions	1,131,363	(143,635)	146,975	31,106	1,568,649	27,736	(8,506,956)	4,576,461

Net change in contract owners’ equity	631,685	(607,222)	105,553	(4)	1,298,844	(39,273)	(10,973,007)	6,837,438
Contract owners’ equity at beginning of period	349,028	956,250	12	16	22,279	61,552	13,125,861	6,288,423

Contract owners’ equity at end of period	$980,713	349,028	105,565	12	1,321,123	22,279	2,152,854	13,125,861

CHANGE IN UNITS:
Beginning units	3,828,033	6,775,205	13	13	27,715	52,233	227,643	139,417
Units purchased	142,966,163	199,072,795	1,341,923	958,262	26,878,464	6,565,650	512,251	847,246
Units redeemed	(136,594,688)	(202,019,967)	(1,240,586)	(958,262)	(25,509,970)	(6,590,168)	(687,920)	(759,020)

Ending units	10,199,508	3,828,033	101,350	13	1,396,209	27,715	51,974	227,643

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVLCV		RVLDD		RVMCG		RVMCV
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$75,358	48,907	(168)	(335)	(15)	(20)	20,951	4,891
Realized gain (loss) on investments	(2,774,573)	1,494,199	(1,013,253)	1,118,517	(883,738)	1,111,643	(652,796)	1,490,861
Change in unrealized gain (loss) on investments	(189,686)	(61,721)	(209,919)	63,522	160,365	(931,364)	(122,066)	(524,170)
Reinvested capital gains	804,830	27,029	113,391	-	192,317	482,112	417,004	225,402

Net increase (decrease) in contract owners’ equity resulting from operations	(2,084,071)	1,508,414	(1,109,949)	1,181,704	(531,071)	662,371	(336,907)	1,196,984

Equity transactions:
Purchase payments received from contract owners (note 4)	84,239	94,917	58,963	126,405	5,129	4,732	12,320	32,150
Transfers between funds	5,274,981	2,763,187	(4,914,745)	6,375,156	(1,170,196)	(888,751)	353,202	(3,935,349)
Redemptions (notes 2, 3, and 4)	(788,888)	(400,686)	(533,397)	(203,518)	(334,437)	(368,660)	(365,470)	(322,578)
Adjustments to maintain reserves	(273)	(12)	(111)	(22)	(32)	(26)	(23)	3

Net equity transactions	4,570,059	2,457,406	(5,389,290)	6,298,021	(1,499,536)	(1,252,705)	29	(4,225,774)

Net change in contract owners’ equity	2,485,988	3,965,820	(6,499,239)	7,479,725	(2,030,607)	(590,334)	(336,878)	(3,028,790)
Contract owners’ equity at beginning of period	8,816,048	4,850,228	8,997,376	1,517,651	6,440,511	7,030,845	3,926,757	6,955,547

Contract owners’ equity at end of period	$11,302,036	8,816,048	2,498,137	8,997,376	4,409,904	6,440,511	3,589,879	3,926,757

CHANGE IN UNITS:
Beginning units	266,052	197,016	116,316	32,483	138,462	168,943	104,465	241,927
Units purchased	2,394,249	1,444,424	1,359,157	908,984	383,301	241,282	357,550	877,250
Units redeemed	(2,297,766)	(1,375,388)	(1,438,763)	(825,151)	(399,156)	(271,763)	(360,954)	(1,014,712)

Ending units	362,535	266,052	36,710	116,316	122,607	138,462	101,061	104,465

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVMFU		RVSCG		RVSCV		RVSDL
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$199,050	-	-	(6)	(79)	(518)	-	-
Realized gain (loss) on investments	(129,942)	13,671	(1,883,987)	1,315,868	(1,437,204)	1,633,240	104,135	32,588
Change in unrealized gain (loss) on investments	(142,019)	18,989	(55,697)	(409,384)	118,982	(245,714)	(103,152)	48,594
Reinvested capital gains	39,397	35,898	618,371	21,249	673,419	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(33,514)	68,558	(1,321,313)	927,727	(644,882)	1,387,008	983	81,182

Equity transactions:
Purchase payments received from contract owners (note 4)	339,213	82,388	15,039	75,493	71,974	98,237	21,550	7,982
Transfers between funds	5,919,774	(780,921)	(1,974,948)	(1,413,784)	(2,732,403)	3,103,897	(221,316)	1,823,553
Redemptions (notes 2, 3, and 4)	(560,454)	(394,423)	(254,194)	(312,971)	(198,782)	(291,493)	(305,974)	(255,817)
Adjustments to maintain reserves	(35)	4	(13)	1	(24)	(9)	(5)	4

Net equity transactions	5,698,498	(1,092,952)	(2,214,116)	(1,651,261)	(2,859,235)	2,910,632	(505,745)	1,575,722

Net change in contract owners’ equity	5,664,984	(1,024,394)	(3,535,429)	(723,534)	(3,504,117)	4,297,640	(504,762)	1,656,904
Contract owners’ equity at beginning of period	2,846,643	3,871,037	4,958,312	5,681,846	6,615,264	2,317,624	2,284,862	627,958

Contract owners’ equity at end of period	$8,511,627	2,846,643	1,422,883	4,958,312	3,111,147	6,615,264	1,780,100	2,284,862

CHANGE IN UNITS:
Beginning units	367,846	504,081	117,314	159,696	236,701	117,300	272,623	83,220
Units purchased	2,097,232	89,845	270,246	545,375	604,281	1,662,795	2,369,453	2,040,326
Units redeemed	(1,475,600)	(226,080)	(339,294)	(587,757)	(721,331)	(1,543,394)	(2,458,314)	(1,850,923)

Ending units	989,478	367,846	48,266	117,314	119,651	236,701	183,762	272,623

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RVWDL		SBLD		SBLJ		SBLP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	1,468	1,314	6,604	9,991	228,171	283,498
Realized gain (loss) on investments	(37,714)	(97,714)	2,667	7,166	1,679	177,436	(342,220)	505,311
Change in unrealized gain (loss) on investments	5,572	(18,730)	(25,173)	10,817	(1,147,042)	(225,775)	(359,091)	(334,068)
Reinvested capital gains	-	-	13,658	-	478,303	261,302	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(32,142)	(116,444)	(7,380)	19,297	(660,456)	222,954	(473,140)	454,741

Equity transactions:
Purchase payments received from contract owners (note 4)	(587)	-	(325)	-	78,605	72,153	1,003	354,093
Transfers between funds	(184,304)	(604,925)	-	(28,185)	(69,211)	113,422	(3,303,485)	(1,822,524)
Redemptions (notes 2, 3, and 4)	(11,853)	(28,219)	(12,950)	(6,991)	(41,009)	(63,618)	(63,362)	(224,506)
Adjustments to maintain reserves	(1)	(2)	(1)	10	(141)	(6)	(226)	(4)

Net equity transactions	(196,745)	(633,146)	(13,276)	(35,166)	(31,756)	121,951	(3,366,070)	(1,692,941)

Net change in contract owners’ equity	(228,887)	(749,590)	(20,656)	(15,869)	(692,212)	344,905	(3,839,210)	(1,238,200)
Contract owners’ equity at beginning of period	413,118	1,162,708	86,351	102,220	2,405,373	2,060,468	7,059,257	8,297,457

Contract owners’ equity at end of period	$184,231	413,118	65,695	86,351	1,713,161	2,405,373	3,220,047	7,059,257

CHANGE IN UNITS:
Beginning units	66,160	160,195	3,719	5,360	58,190	55,417	393,602	485,614
Units purchased	426,642	488,007	565	-	4,583	27,606	116,383	4,919,336
Units redeemed	(456,621)	(582,042)	(1,170)	(1,641)	(5,321)	(24,833)	(308,977)	(5,011,348)

Ending units	36,181	66,160	3,114	3,719	57,452	58,190	201,008	393,602

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SBLQ		SBLX		SBLY		ACC1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$6,815	6,394	5	9	4,816	6,572	256,378	156,332
Realized gain (loss) on investments	68,666	33,630	(3)	-	(7,081)	128,924	(189,477)	1,026,038
Change in unrealized gain (loss) on investments	(166,393)	180,321	(1,144)	50	(704,722)	(74,693)	(584,211)	377,869
Reinvested capital gains	49,139	-	560	75	272,674	226,838	488,671	-

Net increase (decrease) in contract owners’ equity resulting from operations	(41,773)	220,345	(582)	134	(434,313)	287,641	(28,639)	1,560,239

Equity transactions:
Purchase payments received from contract owners (note 4)	73,097	36,041	-	-	212	6,042	847,749	126,513
Transfers between funds	154,413	(200,655)	-	-	258,157	(110,712)	11,199,797	2,527,607
Redemptions (notes 2, 3, and 4)	(56,901)	(93,330)	(13)	(1)	(34,253)	(168,826)	(1,125,531)	(263,910)
Adjustments to maintain reserves	(53)	11	-	(10)	-	8	(865)	6

Net equity transactions	170,556	(257,933)	(13)	(11)	224,116	(273,488)	10,921,150	2,390,216

Net change in contract owners’ equity	128,783	(37,588)	(595)	123	(210,197)	14,153	10,892,511	3,950,455
Contract owners’ equity at beginning of period	822,669	860,257	2,184	2,061	1,315,931	1,301,778	7,203,479	3,253,024

Contract owners’ equity at end of period	$951,452	822,669	1,589	2,184	1,105,734	1,315,931	18,095,990	7,203,479

CHANGE IN UNITS:
Beginning units	31,291	39,700	55	55	23,553	29,771	216,097	130,661
Units purchased	45,157	13,333	-	-	10,091	5,374	904,127	410,084
Units redeemed	(39,267)	(21,742)	(1)	-	(5,089)	(11,592)	(574,133)	(324,648)

Ending units	37,181	31,291	54	55	28,555	23,553	546,091	216,097

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ACGI		AVGI		AVHY1		AVIE
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$45,936	60,896	5,234	24,510	178,213	747,659	59,179	72,552
Realized gain (loss) on investments	188,594	217,086	46,826	75,992	(940,471)	115,863	(1,522,454)	785,137
Change in unrealized gain (loss) on investments	(651,581)	480,620	(744,319)	544,073	36,623	(408,719)	(123,523)	(901,219)
Reinvested capital gains	261,385	-	88,950	83,947	-	-	377,487	383,160

Net increase (decrease) in contract owners’ equity resulting from operations	(155,666)	758,602	(603,309)	728,522	(725,635)	454,803	(1,209,311)	339,630

Equity transactions:
Purchase payments received from contract owners (note 4)	71,684	48,849	71,644	2,200	2,111	18,318	64,495	104,054
Transfers between funds	(366,671)	315,574	(2,947,891)	2,051,158	12,268,830	(934,302)	(909,592)	816,878
Redemptions (notes 2, 3, and 4)	(484,582)	(167,996)	(37,329)	(56,838)	(105,994)	(238,849)	(263,221)	(219,104)
Adjustments to maintain reserves	(89)	(2)	(29)	2	(2)	(1)	(275)	2

Net equity transactions	(779,658)	196,425	(2,913,605)	1,996,522	12,164,945	(1,154,834)	(1,108,593)	701,830

Net change in contract owners’ equity	(935,324)	955,027	(3,516,914)	2,725,044	11,439,310	(700,031)	(2,317,904)	1,041,460
Contract owners’ equity at beginning of period	3,524,322	2,569,295	4,035,983	1,310,939	8,470,900	9,170,931	5,783,149	4,741,689

Contract owners’ equity at end of period	$2,588,998	3,524,322	519,069	4,035,983	19,910,210	8,470,900	3,465,245	5,783,149

CHANGE IN UNITS:
Beginning units	108,278	101,254	109,609	45,667	321,530	363,353	324,423	282,110
Units purchased	35,091	86,659	3,745	76,640	1,784,873	1,428,655	199,219	414,879
Units redeemed	(58,272)	(79,635)	(94,630)	(12,698)	(1,270,848)	(1,470,478)	(281,634)	(372,566)

Ending units	85,097	108,278	18,724	109,609	835,555	321,530	242,008	324,423

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IVAVS2		IVBRA2		IVCPB2		IVCPBI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$206	162	510,529	254,652	14,335	-	130,146	357,666
Realized gain (loss) on investments	(9,949)	(1)	(228,667)	136,162	(73,982)	-	(1,220,820)	516,473
Change in unrealized gain (loss) on investments	(7,213)	2,264	(1,744,928)	120,957	(141,735)	-	(2,361,939)	(1,814,155)
Reinvested capital gains	8,347	-	246,998	273,987	1,583	-	14,112	807,622

Net increase (decrease) in contract owners’ equity resulting from operations	(8,609)	2,425	(1,216,068)	785,758	(199,799)	-	(3,438,501)	(132,394)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	94,365	87,820	1,814	-	760,783	1,834,518
Transfers between funds	(20,710)	72,954	(1,103,275)	(333,581)	2,571,113	-	1,572,319	4,602,313
Redemptions (notes 2, 3, and 4)	(601)	(287)	(308,180)	(375,354)	(87,762)	-	(1,151,503)	(996,257)
Adjustments to maintain reserves	1	-	(154)	-	(144)	-	(647)	(3)

Net equity transactions	(21,310)	72,667	(1,317,244)	(621,115)	2,485,021	-	1,180,952	5,440,571

Net change in contract owners’ equity	(29,919)	75,092	(2,533,312)	164,643	2,285,222	-	(2,257,549)	5,308,177
Contract owners’ equity at beginning of period	75,092	-	8,546,111	8,381,468	-	-	25,178,068	19,869,891

Contract owners’ equity at end of period	$45,173	75,092	6,012,799	8,546,111	2,285,222	-	22,920,519	25,178,068

CHANGE IN UNITS:
Beginning units	7,134	-	510,601	549,017	-	-	1,958,374	1,534,952
Units purchased	5,926	7,163	68,291	184,402	467,317	-	1,148,829	1,506,192
Units redeemed	(8,642)	(29)	(158,580)	(222,818)	(225,889)	-	(1,021,550)	(1,082,770)

Ending units	4,418	7,134	420,312	510,601	241,428	-	2,085,653	1,958,374

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IVDDI		IVGMMI		IVGS1		IVHS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$317,625	297,867	8,022,895	22,566	171,937	176,721	-	7,004
Realized gain (loss) on investments	821,194	189,396	-	-	(937,997)	(155,180)	(786,015)	390,084
Change in unrealized gain (loss) on investments	(3,482,359)	1,757,774	-	-	(186,971)	(207,260)	(441,645)	(335,308)
Reinvested capital gains	2,083,785	53,917	-	-	-	-	587,603	364,316

Net increase (decrease) in contract owners’ equity resulting from operations	(259,755)	2,298,954	8,022,895	22,566	(953,031)	(185,719)	(640,057)	426,096

Equity transactions:
Purchase payments received from contract owners (note 4)	172,367	419,285	258,394,043	448,752,999	836,768	166,270	117,100	282,843
Transfers between funds	3,381,492	1,276,858	47,636,465	(348,339,517)	160,086	3,016,000	2,266,968	(450,769)
Redemptions (notes 2, 3, and 4)	(981,786)	(904,373)	(81,853,871)	(95,968,966)	(928,261)	(2,911,644)	(209,186)	(238,253)
Adjustments to maintain reserves	(375)	1	(31,873)	(1,774)	(249)	2	(145)	(16)

Net equity transactions	2,571,698	791,771	224,144,764	4,442,742	68,344	270,628	2,174,737	(406,195)

Net change in contract owners’ equity	2,311,943	3,090,725	232,167,659	4,465,308	(884,687)	84,909	1,534,680	19,901
Contract owners’ equity at beginning of period	14,542,019	11,451,294	331,590,421	327,125,113	9,019,624	8,934,715	3,668,421	3,648,520

Contract owners’ equity at end of period	$16,853,962	14,542,019	563,758,080	331,590,421	8,134,937	9,019,624	5,203,101	3,668,421

CHANGE IN UNITS:
Beginning units	523,291	490,530	31,728,414	31,304,043	589,284	569,891	78,095	89,357
Units purchased	434,676	187,712	440,182,561	387,090,390	875,867	1,007,095	178,066	39,108
Units redeemed	(345,464)	(154,951)	(418,732,749)	(386,666,019)	(872,695)	(987,702)	(122,666)	(50,370)

Ending units	612,503	523,291	53,178,226	31,728,414	592,456	589,284	133,495	78,095

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	IVKEI1		IVMCC2		IVRE		IVT
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$146,090	164,797	2,459	10,285	436,388	513,548	-	(38)
Realized gain (loss) on investments	169,601	374,592	264	47,684	(635,946)	(123,370)	(7,129,568)	2,394,197
Change in unrealized gain (loss) on investments	(2,184,833)	780,134	(1,341,758)	690,990	(4,635,930)	4,032,370	(65,180)	(2,339,002)
Reinvested capital gains	1,115,653	87,074	750,961	-	-	-	2,786,473	926,463

Net increase (decrease) in contract owners’ equity resulting from operations	(753,489)	1,406,597	(588,074)	748,959	(4,835,488)	4,422,548	(4,408,275)	981,620

Equity transactions:
Purchase payments received from contract owners (note 4)	172,834	371,288	131,535	76,133	371,437	547,629	318,178	518,567
Transfers between funds	838,558	(691,969)	(117,370)	218,698	(2,716,844)	(805,978)	225,993	(1,227,981)
Redemptions (notes 2, 3, and 4)	(450,380)	(222,475)	(378,846)	(159,691)	(495,583)	(475,954)	(544,224)	(444,517)
Adjustments to maintain reserves	(343)	(7)	(102)	9	(198)	6	(573)	(11)

Net equity transactions	560,669	(543,163)	(364,783)	135,149	(2,841,188)	(734,297)	(626)	(1,153,942)

Net change in contract owners’ equity	(192,820)	863,434	(952,857)	884,108	(7,676,676)	3,688,251	(4,408,901)	(172,322)
Contract owners’ equity at beginning of period	8,463,995	7,600,561	3,999,057	3,114,949	21,332,451	17,644,200	10,447,668	10,619,990

Contract owners’ equity at end of period	$8,271,175	8,463,995	3,046,200	3,999,057	13,655,775	21,332,451	6,038,767	10,447,668

CHANGE IN UNITS:
Beginning units	308,091	330,828	115,133	110,868	776,368	808,918	160,950	181,898
Units purchased	79,360	111,802	32,337	35,637	156,387	307,011	447,417	181,878
Units redeemed	(60,511)	(134,539)	(46,694)	(31,372)	(271,641)	(339,561)	(446,926)	(202,826)

Ending units	326,940	308,091	100,776	115,133	661,114	776,368	161,441	160,950

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVCBS		OVGIS		OVGSS		OVIGS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	41,088	30,203	-	-	-	-
Realized gain (loss) on investments	-	14,657	(13,530)	842,225	297,298	839,297	(283,216)	1,261,208
Change in unrealized gain (loss) on investments	-	(10,931)	(2,413,724)	117,565	(8,828,969)	958,401	(6,375,283)	(1,093,500)
Reinvested capital gains	-	-	1,427,918	343,369	2,295,226	1,051,656	2,010,154	1,608,560

Net increase (decrease) in contract owners’ equity resulting from operations	-	3,726	(958,248)	1,333,362	(6,236,445)	2,849,354	(4,648,345)	1,776,268

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	132,969	40,792	239,252	503,771	301,835	247,972
Transfers between funds	-	-	(490,703)	275,307	(2,839,253)	(373,816)	(2,103,487)	(1,621,631)
Redemptions (notes 2, 3, and 4)	-	(52,900)	(494,815)	(464,279)	(863,518)	(799,424)	(211,527)	(519,706)
Adjustments to maintain reserves	-	(8)	(751)	(8)	(1,513)	16	(621)	(4)

Net equity transactions	-	(52,908)	(853,300)	(148,188)	(3,465,032)	(669,453)	(2,013,800)	(1,893,369)

Net change in contract owners’ equity	-	(49,182)	(1,811,548)	1,185,174	(9,701,477)	2,179,901	(6,662,145)	(117,101)
Contract owners’ equity at beginning of period	-	49,182	5,203,289	4,018,115	20,813,415	18,633,514	16,890,646	17,007,747

Contract owners’ equity at end of period	$-	-	3,391,741	5,203,289	11,111,938	20,813,415	10,228,501	16,890,646

CHANGE IN UNITS:
Beginning units	-	2,447	142,465	140,283	592,325	604,197	688,846	756,068
Units purchased	-	2,446	11,505	109,298	154,123	109,081	116,909	156,983
Units redeemed	-	(4,893)	(34,390)	(107,116)	(273,633)	(120,953)	(229,633)	(224,205)

Ending units	-	-	119,580	142,465	472,815	592,325	576,122	688,846

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVSBS		WRASP		WRBDP		WRBP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	66,784	57,226	72,150	127,091	215,410	27,741	29,292
Realized gain (loss) on investments	(115,364)	(20,491)	(76,284)	121,598	(876,124)	(354,633)	(49,749)	37,627
Change in unrealized gain (loss) on investments	(60,111)	(96,890)	(927,367)	(223,825)	(549,461)	(338,853)	(1,404,494)	172,605
Reinvested capital gains	-	-	289,519	465,365	144,947	439,941	934,459	178,517

Net increase (decrease) in contract owners’ equity resulting from operations	(175,475)	(50,597)	(656,906)	435,288	(1,153,547)	(38,135)	(492,043)	418,041

Equity transactions:
Purchase payments received from contract owners (note 4)	8,066	128,237	107,038	-	111,572	294,841	47,094	12,479
Transfers between funds	(103,611)	192,563	(123,888)	505,866	(1,670,408)	(48,675)	(105,932)	476,861
Redemptions (notes 2, 3, and 4)	(141,737)	(158,890)	(480,083)	(453,928)	(302,724)	(630,499)	(56,198)	(228,833)
Adjustments to maintain reserves	(197)	1	(43)	(6)	(22)	(3)	(9)	(2)

Net equity transactions	(237,479)	161,911	(496,976)	51,932	(1,861,582)	(384,336)	(115,045)	260,505

Net change in contract owners’ equity	(412,954)	111,314	(1,153,882)	487,220	(3,015,129)	(422,471)	(607,088)	678,546
Contract owners’ equity at beginning of period	1,461,951	1,350,637	4,624,160	4,136,940	9,055,054	9,477,525	3,082,703	2,404,157

Contract owners’ equity at end of period	$1,048,997	1,461,951	3,470,278	4,624,160	6,039,925	9,055,054	2,475,615	3,082,703

CHANGE IN UNITS:
Beginning units	112,513	100,632	213,305	210,533	566,951	587,915	96,721	87,534
Units purchased	40,791	46,338	42,748	34,634	469,961	865,793	7,404	21,519
Units redeemed	(62,723)	(34,457)	(67,736)	(31,862)	(588,533)	(886,757)	(11,759)	(12,332)

Ending units	90,581	112,513	188,317	213,305	448,379	566,951	92,366	96,721

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRDIV		WRENG		WRGNR		WRHIP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$2,348	1,428	175,721	32,372	65,942	26,024	598,765	2,317,536
Realized gain (loss) on investments	(15)	(5)	976,040	521,650	54,351	236,554	(2,715,824)	1,583,335
Change in unrealized gain (loss) on investments	(24,928)	8,654	(185,000)	(124,245)	(160,784)	42,444	343,672	(2,442,620)
Reinvested capital gains	14,746	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,849)	10,077	966,761	429,777	(40,491)	305,022	(1,773,387)	1,458,251

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	197,311	28,910	47,230	21,174	212,831	671,645
Transfers between funds	-	-	2,753,973	1,867,239	1,729,493	1,142,145	(9,244,184)	(4,958,301)
Redemptions (notes 2, 3, and 4)	(23)	(22)	(511,293)	(445,038)	(359,649)	(134,402)	(839,922)	(2,131,399)
Adjustments to maintain reserves	-	9	(503)	(1)	(397)	1	(147)	(13)

Net equity transactions	(23)	(13)	2,439,488	1,451,110	1,416,677	1,028,918	(9,871,422)	(6,418,068)

Net change in contract owners’ equity	(7,872)	10,064	3,406,249	1,880,887	1,376,186	1,333,940	(11,644,809)	(4,959,817)
Contract owners’ equity at beginning of period	69,437	59,373	2,462,200	581,313	2,021,219	687,279	18,871,195	23,831,012

Contract owners’ equity at end of period	$61,565	69,437	5,868,449	2,462,200	3,397,405	2,021,219	7,226,386	18,871,195

CHANGE IN UNITS:
Beginning units	2,420	2,420	330,172	110,513	259,694	111,703	806,204	1,076,409
Units purchased	-	-	1,772,486	1,035,629	869,212	401,323	1,123,919	1,585,668
Units redeemed	(1)	-	(1,575,932)	(815,970)	(761,445)	(253,332)	(1,581,181)	(1,855,873)

Ending units	2,419	2,420	526,726	330,172	367,461	259,694	348,942	806,204

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	WRLTBP		WRMCG		WRSTP		WRVP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$43,192	67,371	-	-	-	-	21,616	34,641
Realized gain (loss) on investments	(181,202)	(8,608)	(695,745)	1,915,732	(907,411)	736,440	(34,294)	21,312
Change in unrealized gain (loss) on investments	(68,994)	(95,881)	(10,466,470)	(1,067,358)	(2,999,902)	(2,315,740)	(543,942)	391,884
Reinvested capital gains	24,295	18,180	3,655,302	2,281,284	833,944	3,002,222	448,732	-

Net increase (decrease) in contract owners’ equity resulting from operations	(182,709)	(18,938)	(7,506,913)	3,129,658	(3,073,369)	1,422,922	(107,888)	447,837

Equity transactions:
Purchase payments received from contract owners (note 4)	73,937	27,552	1,010,853	1,266,078	141,121	62,668	158,514	-
Transfers between funds	(640,175)	(155,936)	(2,893,022)	4,954,064	(747,839)	144,584	(1,088,555)	979,474
Redemptions (notes 2, 3, and 4)	(170,688)	(299,673)	(859,062)	(2,325,726)	(446,914)	(492,232)	(36,085)	(18,821)
Adjustments to maintain reserves	(627)	2	(788)	(17)	(497)	23	(44)	(12)

Net equity transactions	(737,553)	(428,055)	(2,742,019)	3,894,399	(1,054,129)	(284,957)	(966,170)	960,641

Net change in contract owners’ equity	(920,262)	(446,993)	(10,248,932)	7,024,057	(4,127,498)	1,137,965	(1,074,058)	1,408,478
Contract owners’ equity at beginning of period	4,141,306	4,588,299	25,659,915	18,635,858	10,577,109	9,439,144	2,095,470	686,992

Contract owners’ equity at end of period	$3,221,044	4,141,306	15,410,983	25,659,915	6,449,611	10,577,109	1,021,412	2,095,470

CHANGE IN UNITS:
Beginning units	363,618	400,837	403,221	335,328	168,470	172,400	57,142	25,197
Units purchased	252,804	176,145	88,033	209,912	43,231	54,745	25,180	36,690
Units redeemed	(318,361)	(213,364)	(140,878)	(142,019)	(60,889)	(58,675)	(52,630)	(4,745)

Ending units	298,061	363,618	350,376	403,221	150,812	168,470	29,692	57,142

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JABIN		JAEI		JAFBS		JAFRIN
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$624,498	583,192	90,569	166,973	371,857	416,514	21,893	-
Realized gain (loss) on investments	4,028,294	4,127,458	45,554	2,999,548	(279,291)	167,520	(781,424)	2,134,689
Change in unrealized gain (loss) on investments	(17,398,229)	4,859,860	(15,908,783)	618,867	(3,729,137)	(1,487,862)	(7,742,800)	(561,298)
Reinvested capital gains	1,613,296	500,831	7,389,811	4,429,468	313,042	604,824	2,007,656	1,982,461

Net increase (decrease) in contract owners’ equity resulting from operations	(11,132,141)	10,071,341	(8,382,849)	8,214,856	(3,323,529)	(299,004)	(6,494,675)	3,555,852

Equity transactions:
Purchase payments received from contract owners (note 4)	577,011	2,124,839	729,343	1,748,390	15,173	748,875	210,608	1,066,184
Transfers between funds	(10,858,706)	1,676,576	593,031	(5,955,996)	(4,470,660)	466,121	(5,988,898)	3,234,492
Redemptions (notes 2, 3, and 4)	(3,203,977)	(2,875,704)	(3,352,350)	(3,392,324)	(611,122)	(1,072,117)	(1,070,264)	(665,135)
Adjustments to maintain reserves	(2,289)	(3)	(2,862)	14	(543)	(9)	(749)	12

Net equity transactions	(13,487,961)	925,708	(2,032,838)	(7,599,916)	(5,067,152)	142,870	(6,849,303)	3,635,553

Net change in contract owners’ equity	(24,620,102)	10,997,049	(10,415,687)	614,940	(8,390,681)	(156,134)	(13,343,978)	7,191,405
Contract owners’ equity at beginning of period	71,192,591	60,195,542	54,410,990	53,796,050	25,897,764	26,053,898	23,172,437	15,981,032

Contract owners’ equity at end of period	$46,572,489	71,192,591	43,995,303	54,410,990	17,507,083	25,897,764	9,828,459	23,172,437

CHANGE IN UNITS:
Beginning units	1,957,039	1,950,065	924,669	1,055,172	1,917,349	1,907,026	366,116	309,857
Units purchased	340,573	529,066	223,182	232,163	164,928	298,006	74,259	208,962
Units redeemed	(761,956)	(522,092)	(270,598)	(362,666)	(577,288)	(287,683)	(203,271)	(152,703)

Ending units	1,535,656	1,957,039	877,253	924,669	1,504,989	1,917,349	237,104	366,116

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JAGRIN		JAGTS		JAIG		JARIN
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$60,363	36,780	-	283	228,226	122,451	6,275	6,660
Realized gain (loss) on investments	167,453	312,166	1,781	125,001	404,600	837,074	(284,013)	449,032
Change in unrealized gain (loss) on investments	(2,264,670)	486,276	(58,493)	(110,239)	(1,735,555)	56,480	(2,861,733)	485,532
Reinvested capital gains	642,692	328,612	14,939	32,458	-	-	972,947	347,015

Net increase (decrease) in contract owners’ equity resulting from operations	(1,394,162)	1,163,834	(41,773)	47,503	(1,102,729)	1,016,005	(2,166,524)	1,288,239

Equity transactions:
Purchase payments received from contract owners (note 4)	115,232	25,462	-	-	537,952	526,648	96,301	397,393
Transfers between funds	(648,821)	(137,327)	-	(200,824)	3,000,929	4,748,394	(1,679,624)	(482,786)
Redemptions (notes 2, 3, and 4)	(198,379)	(266,270)	(2,928)	(5,154)	(973,460)	(230,853)	(388,309)	(446,396)
Adjustments to maintain reserves	(165)	-	(1)	(21)	(868)	6	(102)	(29)

Net equity transactions	(732,133)	(378,135)	(2,929)	(205,999)	2,564,553	5,044,195	(1,971,734)	(531,818)

Net change in contract owners’ equity	(2,126,295)	785,699	(44,702)	(158,496)	1,461,824	6,060,200	(4,138,258)	756,421
Contract owners’ equity at beginning of period	7,568,807	6,783,108	115,139	273,635	12,504,584	6,444,384	7,631,495	6,875,074

Contract owners’ equity at end of period	$5,442,512	7,568,807	70,437	115,139	13,966,408	12,504,584	3,493,237	7,631,495

CHANGE IN UNITS:
Beginning units	230,905	243,875	1,720	4,813	629,696	365,877	143,526	159,258
Units purchased	24,358	44,599	-	-	415,548	465,086	9,292	24,955
Units redeemed	(51,720)	(57,569)	(47)	(3,093)	(275,934)	(201,267)	(58,204)	(40,687)

Ending units	203,543	230,905	1,673	1,720	769,310	629,696	94,614	143,526

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JIULVV		JMCVIN		JHEVTN		JPIGA2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$295,998	78,671	355,799	115,488	743,538	502,135	152,509	102,464
Realized gain (loss) on investments	(405,613)	(182,980)	1,012,465	673,066	(119,581)	209,165	(76,345)	994,738
Change in unrealized gain (loss) on investments	(1,057,505)	3,739	(4,795,973)	3,705,832	(3,437,552)	1,092,927	(2,997,345)	(544,738)
Reinvested capital gains	766,248	840,102	2,077,466	-	-	-	671,940	513,737

Net increase (decrease) in contract owners’ equity resulting from operations	(400,872)	739,532	(1,350,243)	4,494,386	(2,813,595)	1,804,227	(2,249,241)	1,066,201

Equity transactions:
Purchase payments received from contract owners (note 4)	249,008	290,881	779,792	1,581,233	384,767	689,615	308,405	554,793
Transfers between funds	(559,351)	(837,707)	1,855,915	(879,732)	(143,291)	3,637,594	3,964,768	(1,524,518)
Redemptions (notes 2, 3, and 4)	(249,972)	(427,392)	(2,051,406)	(985,730)	(814,625)	(950,746)	(547,906)	(640,152)
Adjustments to maintain reserves	(63)	2	(2,215)	(10)	(1,687)	8	(846)	13

Net equity transactions	(560,378)	(974,216)	582,086	(284,239)	(574,836)	3,376,471	3,724,421	(1,609,864)

Net change in contract owners’ equity	(961,250)	(234,684)	(768,157)	4,210,147	(3,388,431)	5,180,698	1,475,180	(543,663)
Contract owners’ equity at beginning of period	4,498,960	4,733,644	27,220,480	23,010,333	22,317,590	17,136,892	12,406,168	12,949,831

Contract owners’ equity at end of period	$3,537,710	4,498,960	26,452,323	27,220,480	18,929,159	22,317,590	13,881,348	12,406,168

CHANGE IN UNITS:
Beginning units	244,968	312,854	1,004,755	995,758	1,411,276	1,204,630	750,756	856,189
Units purchased	214,309	241,050	493,812	366,949	302,846	583,160	429,153	247,719
Units redeemed	(249,424)	(308,936)	(479,204)	(357,952)	(360,513)	(376,514)	(158,973)	(353,152)

Ending units	209,853	244,968	1,019,363	1,004,755	1,353,609	1,411,276	1,020,936	750,756

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	JPIIB2		LZREMS		LZRGDM		LZRIES
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$168,000	159,163	641,314	499,888	589	22,362	333,007	97,285
Realized gain (loss) on investments	(75,134)	167,946	(30,402)	(517,884)	(2,434)	164,675	(63,931)	959,524
Change in unrealized gain (loss) on investments	(896,438)	98,441	(4,106,629)	1,823,944	(181,242)	(55,168)	(2,851,526)	(652,899)
Reinvested capital gains	136,359	20,360	-	-	39,805	-	1,023,585	124,879

Net increase (decrease) in contract owners’ equity resulting from operations	(667,213)	445,910	(3,495,717)	1,805,948	(143,282)	131,869	(1,558,865)	528,789

Equity transactions:
Purchase payments received from contract owners (note 4)	-	141,807	29,666	503,206	1,500	4,889	186,088	131,913
Transfers between funds	(626,794)	(279,018)	(2,950,340)	(6,226,064)	(3,647)	(1,772,981)	1,130,086	(918,871)
Redemptions (notes 2, 3, and 4)	(217,841)	(150,113)	(668,201)	(1,208,613)	(29,810)	(79,535)	(642,188)	(877,221)
Adjustments to maintain reserves	(789)	(10)	(173)	(5)	(91)	(2)	(383)	17

Net equity transactions	(845,424)	(287,334)	(3,589,048)	(6,931,476)	(32,048)	(1,847,629)	673,603	(1,664,162)

Net change in contract owners’ equity	(1,512,637)	158,576	(7,084,765)	(5,125,528)	(175,330)	(1,715,760)	(885,262)	(1,135,373)
Contract owners’ equity at beginning of period	5,395,177	5,236,601	24,426,390	29,551,918	824,535	2,540,295	10,278,671	11,414,044

Contract owners’ equity at end of period	$3,882,540	5,395,177	17,341,625	24,426,390	649,205	824,535	9,393,409	10,278,671

CHANGE IN UNITS:
Beginning units	378,960	398,295	826,006	1,062,047	43,616	146,275	447,775	527,055
Units purchased	26,902	109,065	61,319	173,644	271	3,742	147,144	324,341
Units redeemed	(93,773)	(128,400)	(199,800)	(409,685)	(2,664)	(106,401)	(110,022)	(403,621)

Ending units	312,089	378,960	687,525	826,006	41,223	43,616	484,897	447,775

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LZRUSM		LPVCAI		LPVCII		LVCLGI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	2,575	11,092	5,862	187,657	171,891	-	-
Realized gain (loss) on investments	121,788	249,627	(232,984)	370,907	1,072,017	486,221	874,450	2,303,850
Change in unrealized gain (loss) on investments	(2,040,264)	662,746	(891,744)	(891,700)	(3,754,520)	1,110,652	(11,719,484)	1,464,533
Reinvested capital gains	1,103,131	5,335	306,755	873,079	1,122,185	873,172	1,416,734	1,829,258

Net increase (decrease) in contract owners’ equity resulting from operations	(815,345)	920,283	(806,881)	358,148	(1,372,661)	2,641,936	(9,428,300)	5,597,641

Equity transactions:
Purchase payments received from contract owners (note 4)	149,328	103,185	149,870	40,624	173,962	355,811	431,558	(20,096)
Transfers between funds	(944,865)	(548,433)	(168,811)	(262,844)	2,197,056	(623,694)	(2,175,424)	(2,006,477)
Redemptions (notes 2, 3, and 4)	(201,205)	(171,915)	(70,627)	(423,516)	(576,424)	(563,180)	(940,671)	(2,313,408)
Adjustments to maintain reserves	(364)	15	(63)	6	(661)	12	(914)	(26)

Net equity transactions	(997,106)	(617,148)	(89,631)	(645,730)	1,793,933	(831,051)	(2,685,451)	(4,340,007)

Net change in contract owners’ equity	(1,812,451)	303,135	(896,512)	(287,582)	421,272	1,810,885	(12,113,751)	1,257,634
Contract owners’ equity at beginning of period	5,264,794	4,961,659	3,108,965	3,396,547	12,638,877	10,827,992	29,310,206	28,052,572

Contract owners’ equity at end of period	$3,452,343	5,264,794	2,212,453	3,108,965	13,060,149	12,638,877	17,196,455	29,310,206

CHANGE IN UNITS:
Beginning units	137,654	155,854	88,386	110,093	364,215	392,235	533,371	619,770
Units purchased	70,345	44,153	24,177	36,193	400,799	106,469	105,075	53,154
Units redeemed	(94,302)	(62,353)	(27,792)	(57,900)	(356,461)	(134,489)	(185,385)	(139,553)

Ending units	113,697	137,654	84,771	88,386	408,553	364,215	453,061	533,371

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	SBVSG2		SBVHY		LOVBD		LOVCDG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	101,673	110,844	1,118,112	936,180	51,968	49,753
Realized gain (loss) on investments	(1,267,751)	5,549,982	(183,691)	149,257	(531,523)	961,907	327,410	977,342
Change in unrealized gain (loss) on investments	(10,388,120)	(6,798,457)	(223,300)	(174,952)	(4,226,908)	(1,462,401)	(2,233,509)	(333,361)
Reinvested capital gains	567,338	5,087,089	-	-	64,603	495,287	857,786	681,333

Net increase (decrease) in contract owners’ equity resulting from operations	(11,088,533)	3,838,614	(305,318)	85,149	(3,575,716)	930,973	(996,345)	1,375,067

Equity transactions:
Purchase payments received from contract owners (note 4)	1,075,069	1,938,876	50,033	226,416	1,124,000	1,129,129	67,527	68,772
Transfers between funds	(2,319,241)	(200,707)	(462,444)	(509,498)	(2,914,193)	(2,201,103)	(125,229)	(2,880,213)
Redemptions (notes 2, 3, and 4)	(2,132,084)	(3,127,638)	(309,469)	(86,621)	(1,578,333)	(1,362,269)	(791,520)	(355,852)
Adjustments to maintain reserves	(1,926)	(1)	(186)	(1)	(1,423)	(26)	(604)	(10)

Net equity transactions	(3,378,182)	(1,389,470)	(722,066)	(369,704)	(3,369,949)	(2,434,269)	(849,826)	(3,167,303)

Net change in contract owners’ equity	(14,466,715)	2,449,144	(1,027,384)	(284,555)	(6,945,665)	(1,503,296)	(1,846,171)	(1,792,236)
Contract owners’ equity at beginning of period	40,080,747	37,631,603	2,478,291	2,762,846	30,889,339	32,392,635	7,753,767	9,546,003

Contract owners’ equity at end of period	$25,614,032	40,080,747	1,450,907	2,478,291	23,943,674	30,889,339	5,907,596	7,753,767

CHANGE IN UNITS:
Beginning units	1,043,544	1,086,581	100,813	111,397	1,321,219	1,413,648	167,706	258,024
Units purchased	371,447	576,276	15,741	2,735,506	367,780	615,168	75,059	62,062
Units redeemed	(491,703)	(619,313)	(45,583)	(2,746,090)	(499,397)	(707,597)	(89,582)	(152,380)

Ending units	923,288	1,043,544	70,971	100,813	1,189,602	1,321,219	153,183	167,706

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	LOVGI		MNCPS		MEGSS		MNDSC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$47,402	30,085	490,612	174,448	-	-	-	-
Realized gain (loss) on investments	76,479	91,822	(1,772,502)	3,768,884	(963,225)	2,503,535	(916,442)	718,712
Change in unrealized gain (loss) on investments	(782,796)	341,631	(3,065,772)	(3,239,222)	(5,583,814)	(1,970,785)	(1,584,165)	(1,322,655)
Reinvested capital gains	293,233	316,801	1,644,184	969,265	1,586,698	2,720,914	1,197,641	750,017

Net increase (decrease) in contract owners’ equity resulting from operations	(365,682)	780,339	(2,703,478)	1,673,375	(4,960,341)	3,253,664	(1,302,966)	146,074

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	390,144	737,770	657,824	1,625,854	379,998	408,915
Transfers between funds	893,571	(389,917)	(3,036,884)	(1,969,762)	(1,697,957)	(1,998,370)	(332,644)	(1,227,410)
Redemptions (notes 2, 3, and 4)	(117,351)	(29,505)	(1,362,117)	(1,455,703)	(861,253)	(556,726)	(84,078)	(66,135)
Adjustments to maintain reserves	(108)	-	(521)	(3)	(1,255)	2	(501)	(6)

Net equity transactions	776,112	(419,422)	(4,009,378)	(2,687,698)	(1,902,641)	(929,240)	(37,225)	(884,636)

Net change in contract owners’ equity	410,430	360,917	(6,712,856)	(1,014,323)	(6,862,982)	2,324,424	(1,340,191)	(738,562)
Contract owners’ equity at beginning of period	3,173,163	2,812,246	20,123,644	21,137,967	17,373,173	15,048,749	4,173,088	4,911,650

Contract owners’ equity at end of period	$3,583,593	3,173,163	13,410,788	20,123,644	10,510,191	17,373,173	2,832,897	4,173,088

CHANGE IN UNITS:
Beginning units	91,728	104,950	1,077,901	1,233,791	578,107	614,652	249,702	298,442
Units purchased	41,579	6,651	809,169	1,087,648	208,319	445,842	65,614	211,990
Units redeemed	(18,727)	(19,873)	(1,062,391)	(1,243,538)	(271,099)	(482,387)	(73,146)	(260,730)

Ending units	114,580	91,728	824,679	1,077,901	515,327	578,107	242,170	249,702

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	MVFSC		MVIGSC		DTRTFY		GEM2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$155,644	141,095	4,946	-	1,011,338	879,255	9,081	-
Realized gain (loss) on investments	681,545	517,633	(990)	-	(1,308,211)	66,906	(13,909)	-
Change in unrealized gain (loss) on investments	(2,648,567)	1,252,387	6,331	-	(4,553,383)	(1,112,261)	(33,737)	-
Reinvested capital gains	819,325	277,332	73,969	-	-	104,593	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(992,053)	2,188,447	84,256	-	(4,850,256)	(61,507)	(38,565)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	683,627	1,136,293	65,104	-	463,365	2,425,045	202	-
Transfers between funds	2,523,877	4,585,522	1,748,056	-	1,402,694	3,570,866	1,794,950	-
Redemptions (notes 2, 3, and 4)	(763,617)	(507,628)	(7,021)	-	(2,349,666)	(1,782,070)	(7,380)	-
Adjustments to maintain reserves	(2,897)	4	1	-	(3,151)	(1)	-	-

Net equity transactions	2,440,990	5,214,191	1,806,140	-	(486,758)	4,213,840	1,787,772	-

Net change in contract owners’ equity	1,448,937	7,402,638	1,890,396	-	(5,337,014)	4,152,333	1,749,207	-
Contract owners’ equity at beginning of period	13,760,652	6,358,014	-	-	37,622,246	33,469,913	-	-

Contract owners’ equity at end of period	$15,209,589	13,760,652	1,890,396	-	32,285,232	37,622,246	1,749,207	-

CHANGE IN UNITS:
Beginning units	725,974	416,985	-	-	3,395,799	3,013,411	-	-
Units purchased	410,144	519,248	193,126	-	1,171,071	1,327,890	203,842	-
Units redeemed	(275,362)	(210,259)	(1,088)	-	(1,215,125)	(945,502)	(11,023)	-

Ending units	860,756	725,974	192,038	-	3,351,745	3,395,799	192,819	-

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	GVEXD		GVIXY		MCIFD		NJMMAY
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$1,864,598	3,168,805	3,271,345	2,500,424	331,785	369,165	(8,207)	55,412
Realized gain (loss) on investments	(82,392,167)	23,889,001	(589,451)	3,495,314	(840,076)	3,385,900	(180,900)	19,153
Change in unrealized gain (loss) on investments	(67,312,200)	7,198,047	(16,074,635)	1,929,786	(12,624,621)	1,932,112	(307,446)	(71,382)
Reinvested capital gains	110,548,576	1,068,395	-	-	8,229,254	587,051	39,601	88,085

Net increase (decrease) in contract owners’ equity resulting from operations	(37,291,193)	35,324,248	(13,392,741)	7,925,524	(4,903,658)	6,274,228	(456,952)	91,268

Equity transactions:
Purchase payments received from contract owners (note 4)	12,109,922	6,888,531	898,022	2,404,640	465,201	1,109,611	114,321	114,441
Transfers between funds	1,770,816	45,360,161	12,253,367	9,084,939	176,803	4,325,040	(457,565)	2,147,646
Redemptions (notes 2, 3, and 4)	(10,262,474)	(9,896,299)	(3,428,960)	(3,652,685)	(2,293,016)	(1,709,937)	(32,405)	(8,800)
Adjustments to maintain reserves	(10,226)	4	(2,038)	-	(2,103)	(23)	(2,121)	(2)

Net equity transactions	3,608,038	42,352,397	9,720,391	7,836,894	(1,653,115)	3,724,691	(377,770)	2,253,285

Net change in contract owners’ equity	(33,683,155)	77,676,645	(3,672,350)	15,762,418	(6,556,773)	9,998,919	(834,722)	2,344,553
Contract owners’ equity at beginning of period	190,457,734	112,781,089	90,385,345	74,622,927	35,248,073	25,249,154	2,604,685	260,132

Contract owners’ equity at end of period	$156,774,579	190,457,734	86,712,995	90,385,345	28,691,300	35,248,073	1,769,963	2,604,685

CHANGE IN UNITS:
Beginning units	6,395,173	4,752,899	6,167,649	5,630,895	1,469,405	1,290,556	230,969	24,698
Units purchased	7,725,278	7,217,415	2,431,341	2,769,171	644,192	961,756	48,988	228,442
Units redeemed	(7,650,782)	(5,575,141)	(1,679,885)	(2,232,417)	(728,254)	(782,907)	(93,195)	(22,171)

Ending units	6,469,669	6,395,173	6,919,105	6,167,649	1,385,343	1,469,405	186,762	230,969

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVBXD		NVDCAP		NVFIY		NVGEY
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$507,092	493,612	-	2,931	22,842	13,969	56,689	56,513
Realized gain (loss) on investments	(626,519)	(96,228)	(1,244)	2,339	(68,792)	(18,180)	(3,538)	449,754
Change in unrealized gain (loss) on investments	(3,582,475)	(1,071,444)	(262,566)	63,363	(142,139)	(25,788)	(814,846)	(34,909)
Reinvested capital gains	174,853	101,056	123,480	12,190	-	431	7	2,403

Net increase (decrease) in contract owners’ equity resulting from operations	(3,527,049)	(573,004)	(140,330)	80,823	(188,089)	(29,568)	(761,688)	473,761

Equity transactions:
Purchase payments received from contract owners (note 4)	455,916	590,866	1,201	146,393	8,248	67,479	66,167	266,673
Transfers between funds	431,843	3,544,677	(100,225)	(11,909)	3,357	(363)	(765,193)	2,761,347
Redemptions (notes 2, 3, and 4)	(1,097,014)	(1,171,271)	(249,160)	(7,060)	(46,949)	(125,023)	(59,000)	(196,296)
Adjustments to maintain reserves	(1,351)	(3)	(262)	(10)	(94)	5	(78)	11

Net equity transactions	(210,606)	2,964,269	(348,446)	127,414	(35,438)	(57,902)	(758,104)	2,831,735

Net change in contract owners’ equity	(3,737,655)	2,391,265	(488,776)	208,237	(223,527)	(87,470)	(1,519,792)	3,305,496
Contract owners’ equity at beginning of period	26,203,350	23,812,085	832,446	624,209	1,371,642	1,459,112	4,733,268	1,427,772

Contract owners’ equity at end of period	$22,465,695	26,203,350	343,670	832,446	1,148,115	1,371,642	3,213,476	4,733,268

CHANGE IN UNITS:
Beginning units	1,973,500	1,755,771	68,472	57,672	123,204	128,526	307,477	113,153
Units purchased	411,570	1,160,416	264	12,532	51,671	72,612	48,104	372,812
Units redeemed	(419,579)	(942,687)	(34,435)	(1,732)	(55,505)	(77,934)	(106,309)	(178,488)

Ending units	1,965,491	1,973,500	34,301	68,472	119,370	123,204	249,272	307,477

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVIDMP		NVMIG6		NVMIVX		NVMMG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	11,395	-	-	82,355	43,947	-	-
Realized gain (loss) on investments	2,890	20,129	-	-	23,907	33,871	(77,629)	(2,625)
Change in unrealized gain (loss) on investments	(1,168,154)	192,299	(1,294)	-	(123,953)	24,955	(49,244)	(10,251)
Reinvested capital gains	716,148	31,213	1,362	-	-	-	39,138	6,752

Net increase (decrease) in contract owners’ equity resulting from operations	(449,116)	255,036	68	-	(17,691)	102,773	(87,735)	(6,124)

Equity transactions:
Purchase payments received from contract owners (note 4)	75,000	184,995	-	-	333,975	61,892	-	95,584
Transfers between funds	(57,413)	(76,748)	31,294	-	1,896,063	94,601	(76,271)	196,268
Redemptions (notes 2, 3, and 4)	(16,026)	(5,390)	-	-	(31,480)	(7,758)	(2,377)	(4,378)
Adjustments to maintain reserves	(178)	9	1	-	(95)	5	(10)	1

Net equity transactions	1,383	102,866	31,295	-	2,198,463	148,740	(78,658)	287,475

Net change in contract owners’ equity	(447,733)	357,902	31,363	-	2,180,772	251,513	(166,393)	281,351
Contract owners’ equity at beginning of period	2,730,009	2,372,107	-	-	1,315,012	1,063,499	281,351	-

Contract owners’ equity at end of period	$2,282,276	2,730,009	31,363	-	3,495,784	1,315,012	114,958	281,351

CHANGE IN UNITS:
Beginning units	230,515	221,186	-	-	100,936	90,266	29,015	-
Units purchased	7,183	28,485	3,510	-	200,650	26,110	181,484	30,826
Units redeemed	(6,920)	(19,156)	-	-	(16,524)	(15,440)	(191,432)	(1,811)

Ending units	230,778	230,515	3,510	-	285,062	100,936	19,067	29,015

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NVMMV1		NVNSR1		NVSIXD		SAMY
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$45,915	19,996	14,853	9,472	763,904	802,179	5,328,732	-
Realized gain (loss) on investments	(2,067)	(1,644)	(9,198)	289,412	1,389,094	1,748,885	(1)	(1)
Change in unrealized gain (loss) on investments	(326,693)	424,451	(1,048,055)	209,294	(36,641,117)	6,340,903	-	1
Reinvested capital gains	223,312	-	199,355	352,259	11,788,934	1,818,036	7,406	-

Net increase (decrease) in contract owners’ equity resulting from operations	(59,533)	442,803	(843,045)	860,437	(22,699,185)	10,710,003	5,336,137	-

Equity transactions:
Purchase payments received from contract owners (note 4)	88,053	64,726	14,776	18,125	2,085,347	4,423,125	434,627,477	596,994,363
Transfers between funds	665,478	398,195	351,234	(1,235,327)	11,781,468	14,883,968	(171,687,461)	(493,184,019)
Redemptions (notes 2, 3, and 4)	(61,705)	(161,192)	(11,363)	(12,073)	(4,273,621)	(3,327,463)	(65,459,087)	(35,628,034)
Adjustments to maintain reserves	(165)	(7)	(153)	3	(5,773)	(43)	(13,358)	(23)

Net equity transactions	691,661	301,722	354,494	(1,229,272)	9,587,421	15,979,587	197,467,571	68,182,287

Net change in contract owners’ equity	632,128	744,525	(488,551)	(368,835)	(13,111,764)	26,689,590	202,803,708	68,182,287
Contract owners’ equity at beginning of period	2,463,212	1,718,687	3,168,054	3,536,889	101,241,572	74,551,982	195,045,734	126,863,447

Contract owners’ equity at end of period	$3,095,340	2,463,212	2,679,503	3,168,054	88,129,808	101,241,572	397,849,442	195,045,734

CHANGE IN UNITS:
Beginning units	171,649	148,753	167,147	236,606	4,725,404	3,963,096	19,126,510	12,440,465
Units purchased	74,014	47,742	40,457	10,164	2,337,253	2,701,154	107,744,740	99,039,041
Units redeemed	(24,123)	(24,846)	(24,198)	(79,623)	(1,828,001)	(1,938,846)	(88,395,857)	(92,352,996)

Ending units	221,540	171,649	183,406	167,147	5,234,656	4,725,404	38,475,393	19,126,510

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRF		AMCG		AMRI		AMSRS
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$55,404	24,346	-	-	20,785	26,283	8,439	8,115
Realized gain (loss) on investments	29,856	563,808	(544,366)	1,477,360	780,782	532,097	15,230	101,238
Change in unrealized gain (loss) on investments	(692,415)	14,718	(1,005,308)	(1,308,821)	(1,873,586)	529,795	(623,923)	331,769
Reinvested capital gains	425,633	286,258	435,668	470,216	512,997	-	179,234	41,496

Net increase (decrease) in contract owners’ equity resulting from operations	(181,522)	889,130	(1,114,006)	638,755	(559,022)	1,088,175	(421,020)	482,618

Equity transactions:
Purchase payments received from contract owners (note 4)	50,037	527,841	20,036	251,703	182,306	138,373	990	-
Transfers between funds	1,890,344	(2,637,662)	(648,475)	(1,304,295)	270,133	57,863	(55,612)	(389,143)
Redemptions (notes 2, 3, and 4)	(85,243)	(294,846)	(206,574)	(385,787)	(542,288)	(306,313)	(41,656)	(33,592)
Adjustments to maintain reserves	(288)	-	(154)	(15)	(158)	(8)	(1)	(6)

Net equity transactions	1,854,850	(2,404,667)	(835,167)	(1,438,394)	(90,007)	(110,085)	(96,279)	(422,741)

Net change in contract owners’ equity	1,673,328	(1,515,537)	(1,949,173)	(799,639)	(649,029)	978,090	(517,299)	59,877
Contract owners’ equity at beginning of period	3,104,435	4,619,972	4,177,307	4,976,946	4,577,924	3,599,834	2,303,852	2,243,975

Contract owners’ equity at end of period	$4,777,763	3,104,435	2,228,134	4,177,307	3,928,895	4,577,924	1,786,553	2,303,852

CHANGE IN UNITS:
Beginning units	179,094	324,798	65,652	84,567	134,392	135,924	46,251	55,625
Units purchased	157,095	112,176	16,555	70,085	108,190	65,642	420	15
Units redeemed	(35,065)	(257,880)	(33,173)	(89,000)	(119,267)	(67,174)	(2,690)	(9,389)

Ending units	301,124	179,094	49,034	65,652	123,315	134,392	43,981	46,251

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	AMTB		NBARMS		NOTAG1		NOTAG2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$173,209	250,540	-	3,241	1,265	650	6,006	2,878
Realized gain (loss) on investments	(514,774)	225,205	(67,288)	78,124	24	30	16,876	39,006
Change in unrealized gain (loss) on investments	(152,893)	(418,014)	(225,645)	(8,056)	(18,167)	16,882	(99,604)	37,843
Reinvested capital gains	-	-	167,799	66,984	60	-	332	-

Net increase (decrease) in contract owners’ equity resulting from operations	(494,458)	57,731	(125,134)	140,293	(16,818)	17,562	(76,390)	79,727

Equity transactions:
Purchase payments received from contract owners (note 4)	57,134	323,478	14,096	4,288	-	-	97,813	77,530
Transfers between funds	(5,138,937)	3,934,225	(95,731)	305,549	-	-	127,086	237,646
Redemptions (notes 2, 3, and 4)	(291,738)	(453,119)	(27,005)	(27,253)	(76)	(80)	(160,409)	(119,550)
Adjustments to maintain reserves	(1,160)	7	(40)	-	-	4	(2)	2

Net equity transactions	(5,374,701)	3,804,591	(108,680)	282,584	(76)	(76)	64,488	195,628

Net change in contract owners’ equity	(5,869,159)	3,862,322	(233,814)	422,877	(16,894)	17,486	(11,902)	275,355
Contract owners’ equity at beginning of period	10,070,374	6,208,052	1,133,263	710,386	106,832	89,346	499,544	224,189

Contract owners’ equity at end of period	$4,201,215	10,070,374	899,449	1,133,263	89,938	106,832	487,642	499,544

CHANGE IN UNITS:
Beginning units	750,979	463,576	83,996	62,062	4,113	4,116	34,328	18,381
Units purchased	185,096	683,688	30,801	141,115	-	-	33,150	33,800
Units redeemed	(594,350)	(396,285)	(39,661)	(119,181)	(3)	(3)	(27,644)	(17,853)

Ending units	341,725	750,979	75,136	83,996	4,110	4,113	39,834	34,328

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NOTB1		NOTB2		NOTBBA		NOTBE2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$29,648	2,117	176,684	17,487	51,655	30,594	5,639	3,520
Realized gain (loss) on investments	(44)	35	10,411	1,881	(948,037)	(72,266)	16,414	6,842
Change in unrealized gain (loss) on investments	(108,578)	10,873	(744,480)	75,808	(52,992)	(182,340)	(84,979)	25,067
Reinvested capital gains	60,073	-	395,594	-	-	-	5,504	-

Net increase (decrease) in contract owners’ equity resulting from operations	(18,901)	13,025	(161,791)	95,176	(949,374)	(224,012)	(57,422)	35,429

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	14,592	79,646	1,765	133,612	-	30,388
Transfers between funds	-	-	(524,397)	604,437	(4,930,767)	626,354	193,618	179,068
Redemptions (notes 2, 3, and 4)	(240)	(240)	(52,134)	(82,411)	(380,490)	(1,014,089)	(365,007)	(396)
Adjustments to maintain reserves	-	2	(14)	(10)	(62)	(9)	(1)	(3)

Net equity transactions	(240)	(238)	(561,953)	601,662	(5,309,554)	(254,132)	(171,390)	209,057

Net change in contract owners’ equity	(19,141)	12,787	(723,744)	696,838	(6,258,928)	(478,144)	(228,812)	244,486
Contract owners’ equity at beginning of period	160,902	148,115	1,651,581	954,743	8,974,124	9,452,268	575,108	330,622

Contract owners’ equity at end of period	$141,761	160,902	927,837	1,651,581	2,715,196	8,974,124	346,296	575,108

CHANGE IN UNITS:
Beginning units	9,298	9,312	98,261	61,618	825,096	848,730	45,425	28,627
Units purchased	-	-	3,025	45,366	170,133	348,585	16,316	23,934
Units redeemed	(15)	(14)	(38,912)	(8,723)	(707,531)	(372,219)	(30,955)	(7,136)

Ending units	9,283	9,298	62,374	98,261	287,698	825,096	30,786	45,425

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NOTC2		NOTG1		NOTG2		NOTGR1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$30,803	11,859	1,688,422	380,160	99,058	7,667	16,591	12,997
Realized gain (loss) on investments	65,438	8,463	72,574	956,973	(7,852)	12,634	151,102	166,973
Change in unrealized gain (loss) on investments	(287,295)	68,187	(12,500,568)	2,238,979	(744,068)	67,302	(288,375)	48,713
Reinvested capital gains	27,510	-	7,504,076	-	492,370	-	6,102	-

Net increase (decrease) in contract owners’ equity resulting from operations	(163,544)	88,509	(3,235,496)	3,576,112	(160,492)	87,603	(114,580)	228,683

Equity transactions:
Purchase payments received from contract owners (note 4)	58,925	41,696	1,224	300,000	284	288	113,057	-
Transfers between funds	272,738	405,316	(620,656)	(133,588)	691,622	(59,318)	475,461	(30,000)
Redemptions (notes 2, 3, and 4)	(88,466)	(17,306)	(5,170,389)	(5,807,968)	(126,085)	(11,910)	(562,082)	(417,718)
Adjustments to maintain reserves	(28)	3	(1)	(4)	(45)	4	-	3

Net equity transactions	243,169	429,709	(5,789,822)	(5,641,560)	565,776	(70,936)	26,436	(447,715)

Net change in contract owners’ equity	79,625	518,218	(9,025,318)	(2,065,448)	405,284	16,667	(88,144)	(219,032)
Contract owners’ equity at beginning of period	1,563,251	1,045,033	26,485,186	28,550,634	734,295	717,628	1,138,406	1,357,438

Contract owners’ equity at end of period	$1,642,876	1,563,251	17,459,868	26,485,186	1,139,579	734,295	1,050,262	1,138,406

CHANGE IN UNITS:
Beginning units	98,591	70,158	1,613,808	1,951,589	43,756	48,103	44,401	61,888
Units purchased	77,726	35,924	672	37,768	49,092	319	28,239	-
Units redeemed	(61,834)	(7,491)	(379,292)	(375,549)	(14,599)	(4,666)	(24,700)	(17,487)

Ending units	114,483	98,591	1,235,188	1,613,808	78,249	43,756	47,940	44,401

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NOTGR2		NOTMD1		NOTMD2		NOTMG1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$33,423	8,374	-	2,475	17,314	12,438	98,577	15,743
Realized gain (loss) on investments	66,807	47,534	42,320	171,242	5,970	164,923	(453,363)	26,939
Change in unrealized gain (loss) on investments	(391,576)	90,579	(51,505)	(108,387)	(207,694)	(1,033)	(139,479)	82,448
Reinvested capital gains	14,013	-	-	-	14,342	-	353,457	-

Net increase (decrease) in contract owners’ equity resulting from operations	(277,333)	146,487	(9,185)	65,330	(170,068)	176,328	(140,808)	125,130

Equity transactions:
Purchase payments received from contract owners (note 4)	642,583	254,105	(2)	-	22,700	137,720	-	188,460
Transfers between funds	368,589	827,097	-	-	35,413	(248,863)	-	(189,845)
Redemptions (notes 2, 3, and 4)	(124,428)	(3,352)	(213,407)	(618,526)	(64,363)	(527,640)	(699,838)	(72,271)
Adjustments to maintain reserves	(484)	(9)	2	5	1	4	-	7

Net equity transactions	886,260	1,077,841	(213,407)	(618,521)	(6,249)	(638,779)	(699,838)	(73,649)

Net change in contract owners’ equity	608,927	1,224,328	(222,592)	(553,191)	(176,317)	(462,451)	(840,646)	51,481
Contract owners’ equity at beginning of period	1,740,558	516,230	222,592	775,783	1,292,262	1,754,713	1,166,522	1,115,041

Contract owners’ equity at end of period	$2,349,485	1,740,558	-	222,592	1,115,945	1,292,262	325,876	1,166,522

CHANGE IN UNITS:
Beginning units	70,052	24,209	10,579	41,710	63,101	96,665	62,641	66,688
Units purchased	92,659	55,863	-	16,282	2,903	37,725	-	10,550
Units redeemed	(31,655)	(10,020)	(10,579)	(47,413)	(3,443)	(71,289)	(42,475)	(14,597)

Ending units	131,056	70,052	-	10,579	62,561	63,101	20,166	62,641

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NOTMG2		NOTMR1		NOVPDI		NOVPM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$100,945	11,481	3,159	1,950	10,616	12,140	(1,283)	(1,437)
Realized gain (loss) on investments	12,720	12,867	251	26,081	64,815	51,717	(166,524)	432,464
Change in unrealized gain (loss) on investments	(641,843)	76,965	(28,838)	(5,600)	(173,717)	230,503	(853,919)	296,438
Reinvested capital gains	406,264	-	2,729	-	-	-	332,034	-

Net increase (decrease) in contract owners’ equity resulting from operations	(121,914)	101,313	(22,699)	22,431	(98,286)	294,360	(689,692)	727,465

Equity transactions:
Purchase payments received from contract owners (note 4)	7,305	71,843	-	-	441	225,452	5,830	200,666
Transfers between funds	(44,082)	(851)	-	-	(349,069)	(232,812)	(2,250,971)	2,345,991
Redemptions (notes 2, 3, and 4)	(248,020)	(85,106)	(1,653)	(265,575)	(210,832)	(32,972)	(67,108)	(145,419)
Adjustments to maintain reserves	(15)	3	1	7	(203)	(15)	(301)	13

Net equity transactions	(284,812)	(14,111)	(1,652)	(265,568)	(559,663)	(40,347)	(2,312,550)	2,401,251

Net change in contract owners’ equity	(406,726)	87,202	(24,351)	(243,137)	(657,949)	254,013	(3,002,242)	3,128,716
Contract owners’ equity at beginning of period	1,035,387	948,185	206,930	450,067	1,309,522	1,055,509	4,550,572	1,421,856

Contract owners’ equity at end of period	$628,661	1,035,387	182,579	206,930	651,573	1,309,522	1,548,330	4,550,572

CHANGE IN UNITS:
Beginning units	57,196	58,165	11,013	28,888	85,411	79,554	181,397	74,669
Units purchased	1,020	4,329	-	17,779	19,796	56,970	39,888	268,509
Units redeemed	(17,963)	(5,298)	(96)	(35,654)	(61,464)	(51,113)	(140,963)	(161,781)

Ending units	40,253	57,196	10,917	11,013	43,743	85,411	80,322	181,397

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMUBAM		PMVAAA		PMVAAI		PMVEBA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$341,410	254,964	1,345,812	1,586,189	47,463	70,475	960,325	1,125,243
Realized gain (loss) on investments	(308,617)	17,661	(734,133)	824,496	(2)	39	(3,415,341)	690,866
Change in unrealized gain (loss) on investments	(2,116,823)	(362,084)	(4,401,790)	(310,291)	(173,363)	23,079	(1,174,274)	(2,497,292)
Reinvested capital gains	1,268,406	221,092	1,510,938	-	48,545	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(815,624)	131,633	(2,279,173)	2,100,394	(77,357)	93,593	(3,629,290)	(681,183)

Equity transactions:
Purchase payments received from contract owners (note 4)	226,338	47,447	290,539	159,927	-	-	303,210	465,283
Transfers between funds	2,506,871	3,110,634	6,807,656	(392,815)	-	-	6,019,103	(3,755,978)
Redemptions (notes 2, 3, and 4)	(969,291)	(571,039)	(806,120)	(813,106)	(240)	(240)	(966,135)	(1,099,726)
Adjustments to maintain reserves	(54)	1	(863)	7	-	-	(581)	(14)

Net equity transactions	1,763,864	2,587,043	6,291,212	(1,045,987)	(240)	(240)	5,355,597	(4,390,435)

Net change in contract owners’ equity	948,240	2,718,676	4,012,039	1,054,407	(77,597)	93,353	1,726,307	(5,071,618)
Contract owners’ equity at beginning of period	12,600,574	9,881,898	13,737,165	12,682,758	663,661	570,308	22,417,290	27,488,908

Contract owners’ equity at end of period	$13,548,814	12,600,574	17,749,204	13,737,165	586,064	663,661	24,143,597	22,417,290

CHANGE IN UNITS:
Beginning units	951,622	755,901	590,054	634,696	48,580	48,598	971,853	1,158,951
Units purchased	373,595	359,466	625,086	312,525	-	-	1,147,223	1,491,011
Units redeemed	(230,839)	(163,745)	(360,233)	(357,167)	(20)	(18)	(877,363)	(1,678,109)

Ending units	1,094,378	951,622	854,907	590,054	48,560	48,580	1,241,713	971,853

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVFBA		PMVFHA		PMVGBA		PMVHYA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$71,433	323,940	514,121	575,701	53,112	205,615	1,248,413	1,420,704
Realized gain (loss) on investments	(468,772)	28,249	(1,805,854)	60,741	(223,509)	(53,040)	(3,814,996)	569,795
Change in unrealized gain (loss) on investments	(549,263)	(807,425)	(2,568,029)	(1,670,973)	(321,286)	(390,028)	(43,094)	(1,136,217)
Reinvested capital gains	-	9,371	13,852	314,215	51,980	63,574	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(946,602)	(445,865)	(3,845,910)	(720,316)	(439,703)	(173,879)	(2,609,677)	854,282

Equity transactions:
Purchase payments received from contract owners (note 4)	17,508	18,167	337,895	492,127	51,351	384,016	568,002	226,312
Transfers between funds	1,456,313	(323,264)	(2,157,366)	3,667,722	(389,396)	305,965	(511,878)	(6,069,851)
Redemptions (notes 2, 3, and 4)	(97,969)	(168,858)	(2,395,391)	(2,194,393)	(258,278)	(156,176)	(851,380)	(1,271,046)
Adjustments to maintain reserves	(61)	(3)	(645)	5	(71)	12	(515)	(96)

Net equity transactions	1,375,791	(473,958)	(4,215,507)	1,965,461	(596,394)	533,817	(795,771)	(7,114,681)

Net change in contract owners’ equity	429,189	(919,823)	(8,061,417)	1,245,145	(1,036,097)	359,938	(3,405,448)	(6,260,399)
Contract owners’ equity at beginning of period	5,236,485	6,156,308	39,765,614	38,520,469	4,033,587	3,673,649	32,294,539	38,554,938

Contract owners’ equity at end of period	$5,665,674	5,236,485	31,704,197	39,765,614	2,997,490	4,033,587	28,889,091	32,294,539

CHANGE IN UNITS:
Beginning units	351,785	381,446	1,876,257	1,790,574	224,337	195,433	1,297,505	1,594,292
Units purchased	249,395	186,952	604,823	779,135	53,641	82,255	3,770,074	2,602,186
Units redeemed	(131,663)	(216,613)	(821,239)	(693,452)	(92,453)	(53,351)	(3,770,536)	(2,898,973)

Ending units	469,517	351,785	1,659,841	1,876,257	185,525	224,337	1,297,043	1,297,505

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVID		PMVLDA		PMVLGA		PMVRRA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$5,401,417	4,207,672	514,554	175,420	236,797	225,283	2,525,349	1,627,262
Realized gain (loss) on investments	(1,446,320)	584,554	(864,372)	196,891	(3,270,015)	(4,025,185)	(1,774,427)	839,699
Change in unrealized gain (loss) on investments	(16,180,951)	(1,958,527)	(1,609,772)	(690,276)	(749,447)	245,049	(5,361,810)	(842,902)
Reinvested capital gains	12,038	-	-	-	-	2,313,950	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,213,816)	2,833,699	(1,959,590)	(317,965)	(3,782,665)	(1,240,903)	(4,610,888)	1,624,059

Equity transactions:
Purchase payments received from contract owners (note 4)	2,290,268	6,009,618	333,905	669,962	316,735	465,890	937,827	1,900,413
Transfers between funds	594,344	24,598,307	963,582	3,195,148	(2,198,069)	5,102,570	(1,153,954)	4,686,374
Redemptions (notes 2, 3, and 4)	(10,485,584)	(8,226,709)	(3,192,273)	(2,273,217)	(1,014,347)	(1,475,050)	(1,805,006)	(2,324,859)
Adjustments to maintain reserves	(5,033)	(99)	(1,577)	20	(387)	146	(961)	(180)

Net equity transactions	(7,606,005)	22,381,117	(1,896,363)	1,591,913	(2,896,068)	4,093,556	(2,022,094)	4,261,748

Net change in contract owners’ equity	(19,819,821)	25,214,816	(3,855,953)	1,273,948	(6,678,733)	2,852,653	(6,632,982)	5,885,807
Contract owners’ equity at beginning of period	160,514,592	135,299,776	33,775,726	32,501,778	18,781,478	15,928,825	36,181,516	30,295,709

Contract owners’ equity at end of period	$140,694,771	160,514,592	29,919,773	33,775,726	12,102,745	18,781,478	29,548,534	36,181,516

CHANGE IN UNITS:
Beginning units	11,915,484	10,236,912	2,265,678	2,148,775	727,756	619,199	1,813,386	1,595,759
Units purchased	3,762,491	3,980,758	1,203,474	1,362,338	1,168,886	1,241,929	1,193,338	1,458,359
Units redeemed	(4,350,214)	(2,302,186)	(1,350,029)	(1,245,435)	(1,219,104)	(1,133,372)	(1,323,095)	(1,240,732)

Ending units	11,327,761	11,915,484	2,119,123	2,265,678	677,538	727,756	1,683,629	1,813,386

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PMVRSA		PMVTRA		PVGCBA		PVGDAA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$4,253,529	555,755	3,582,370	2,749,753	48,054	70,756	182	498
Realized gain (loss) on investments	719,108	3,068,350	(5,124,568)	663,738	(58,270)	(4,272)	140	4
Change in unrealized gain (loss) on investments	(3,376,297)	(491,279)	(20,378,709)	(11,637,791)	(381,259)	(121,151)	(1,747)	408
Reinvested capital gains	-	-	-	6,354,780	22,572	24,432	395	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,596,340	3,132,826	(21,920,907)	(1,869,520)	(368,903)	(30,235)	(1,030)	910

Equity transactions:
Purchase payments received from contract owners (note 4)	528,937	487,894	1,218,187	2,318,694	128,947	270,065	-	-
Transfers between funds	(496,503)	396,350	(2,239,638)	16,938,927	527,494	162,480	(9,143)	-
Redemptions (notes 2, 3, and 4)	(768,504)	(729,720)	(6,506,359)	(9,103,875)	(235,936)	(97,436)	(6)	(114)
Adjustments to maintain reserves	(1,192)	(1)	(2,607)	13	(56)	(9)	(2)	(1)

Net equity transactions	(737,262)	154,523	(7,530,417)	10,153,759	420,449	335,100	(9,151)	(115)

Net change in contract owners’ equity	859,078	3,287,349	(29,451,324)	8,284,239	51,546	304,865	(10,181)	795
Contract owners’ equity at beginning of period	12,379,332	9,091,983	155,451,694	147,167,455	2,856,734	2,551,869	11,438	10,643

Contract owners’ equity at end of period	$13,238,410	12,379,332	126,000,370	155,451,694	2,908,280	2,856,734	1,257	11,438

CHANGE IN UNITS:
Beginning units	1,352,115	1,346,285	7,320,268	6,833,972	230,542	202,793	628	635
Units purchased	2,434,959	2,112,581	2,161,422	2,228,962	87,433	167,115	-	-
Units redeemed	(2,457,243)	(2,106,751)	(2,562,627)	(1,742,666)	(52,662)	(139,366)	(545)	(7)

Ending units	1,329,831	1,352,115	6,919,063	7,320,268	265,313	230,542	83	628

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PVGMAA		PVSTA		PROA30		PROAHY
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$69,766	55,154	1,268,367	643,306	11,141	-	209,750	20,769
Realized gain (loss) on investments	(155,174)	6,174	(678,986)	76,724	(907,055)	79,830	(750,179)	(10,496)
Change in unrealized gain (loss) on investments	(805,944)	(25,489)	(572,574)	(761,478)	145,721	(354,224)	(94,098)	(31,349)
Reinvested capital gains	332,535	281,688	113,677	-	261,779	246,627	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(558,817)	317,527	130,484	(41,448)	(488,414)	(27,767)	(634,527)	(21,076)

Equity transactions:
Purchase payments received from contract owners (note 4)	221,377	128,294	3,248,477	760,202	68,000	38,472	5,541	446
Transfers between funds	1,860,452	(220,420)	27,158,292	6,844,289	662,826	(1,242,856)	5,804,354	(237,601)
Redemptions (notes 2, 3, and 4)	(77,404)	(98,743)	(5,014,797)	(3,915,980)	(47,418)	(122,719)	(126,770)	(285,181)
Adjustments to maintain reserves	(255)	(9)	(2,712)	(23)	(68)	11	(19)	8

Net equity transactions	2,004,170	(190,878)	25,389,260	3,688,488	683,340	(1,327,092)	5,683,106	(522,328)

Net change in contract owners’ equity	1,445,353	126,649	25,519,744	3,647,040	194,926	(1,354,859)	5,048,579	(543,404)
Contract owners’ equity at beginning of period	2,791,458	2,664,809	59,087,471	55,440,431	1,078,384	2,433,243	1,106,666	1,650,070

Contract owners’ equity at end of period	$4,236,811	2,791,458	84,607,215	59,087,471	1,273,310	1,078,384	6,155,245	1,106,666

CHANGE IN UNITS:
Beginning units	155,827	166,207	4,119,233	3,857,404	73,169	134,042	59,961	91,751
Units purchased	197,154	19,113	5,740,405	2,141,283	993,751	623,427	1,553,887	531,061
Units redeemed	(66,223)	(29,493)	(3,926,481)	(1,879,454)	(952,861)	(684,300)	(1,253,755)	(562,851)

Ending units	286,758	155,827	5,933,157	4,119,233	114,059	73,169	360,093	59,961

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROBIO		PROBL		PROBM		PROBNK
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	5,768	20,075	9,623	22,215
Realized gain (loss) on investments	(689,683)	405,527	(4,307,475)	4,027,247	(928,062)	713,219	(490,274)	397,698
Change in unrealized gain (loss) on investments	120,013	(8,310)	(1,281,189)	(468,671)	(78,767)	(520,577)	59,743	(134,339)
Reinvested capital gains	332,443	18,874	1,410,664	1,382,823	29,083	161,156	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(237,227)	416,091	(4,178,000)	4,941,399	(971,978)	373,873	(420,908)	285,574

Equity transactions:
Purchase payments received from contract owners (note 4)	184,135	49,911	13,758	25,131	240,854	191,203	65,603	65,753
Transfers between funds	484,947	(1,183,982)	(9,198,938)	(261,460)	(34,023)	(3,218,899)	309,495	(282,431)
Redemptions (notes 2, 3, and 4)	(104,751)	(185,544)	(808,765)	(1,055,516)	(106,448)	(220,816)	(104,153)	(118,101)
Adjustments to maintain reserves	(215)	15	(1)	16	(69)	1	(12)	(3)

Net equity transactions	564,116	(1,319,600)	(9,993,946)	(1,291,829)	100,314	(3,248,511)	270,933	(334,782)

Net change in contract owners’ equity	326,889	(903,509)	(14,171,946)	3,649,570	(871,664)	(2,874,638)	(149,975)	(49,208)
Contract owners’ equity at beginning of period	2,941,594	3,845,103	25,297,007	21,647,437	2,375,385	5,250,023	1,157,998	1,207,206

Contract owners’ equity at end of period	$3,268,483	2,941,594	11,125,061	25,297,007	1,503,721	2,375,385	1,008,023	1,157,998

CHANGE IN UNITS:
Beginning units	64,252	95,288	628,234	678,688	101,189	279,114	39,370	55,721
Units purchased	202,469	243,364	8,475,416	2,392,818	500,840	1,039,278	375,926	525,631
Units redeemed	(190,101)	(274,400)	(8,759,742)	(2,443,272)	(531,029)	(1,217,203)	(372,520)	(541,982)

Ending units	76,620	64,252	343,908	628,234	71,000	101,189	42,776	39,370

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROBR		PROCG		PROCS		PROE30
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	1,141	7,829	-	-	58,383	9,343
Realized gain (loss) on investments	(6,422)	(139,872)	(547,956)	768,865	(760,485)	253,446	(739,836)	150,565
Change in unrealized gain (loss) on investments	(10,413)	22,529	(665,364)	291,320	(114,517)	(239,748)	(1,743)	(20,504)
Reinvested capital gains	-	4,122	89,814	111,093	11,648	230,209	171,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	(16,835)	(113,221)	(1,122,365)	1,179,107	(863,354)	243,907	(511,622)	139,404

Equity transactions:
Purchase payments received from contract owners (note 4)	165,674	1,677	50,726	41,293	58,007	42,167	4,878	110,629
Transfers between funds	2,548,602	(315,367)	(5,540,288)	5,694,967	(881,491)	40,377	678,511	525,480
Redemptions (notes 2, 3, and 4)	(83,336)	(43,314)	(155,591)	(430,070)	(194,400)	(214,132)	(60,436)	(119,666)
Adjustments to maintain reserves	(198)	1	(856)	(5)	(137)	(5)	-	(3)

Net equity transactions	2,630,742	(357,003)	(5,646,009)	5,306,185	(1,018,021)	(131,593)	622,953	516,440

Net change in contract owners’ equity	2,613,907	(470,224)	(6,768,374)	6,485,292	(1,881,375)	112,314	111,331	655,844
Contract owners’ equity at beginning of period	186,188	656,412	9,077,988	2,592,696	3,244,667	3,132,353	1,312,017	656,173

Contract owners’ equity at end of period	$2,800,095	186,188	2,309,614	9,077,988	1,363,292	3,244,667	1,423,348	1,312,017

CHANGE IN UNITS:
Beginning units	134,563	376,028	253,353	81,684	71,103	75,386	79,271	49,364
Units purchased	9,802,361	5,182,147	701,430	671,621	160,534	261,230	644,454	1,265,471
Units redeemed	(8,133,796)	(5,423,612)	(855,776)	(499,952)	(186,599)	(265,513)	(630,482)	(1,235,564)

Ending units	1,803,128	134,563	99,007	253,353	45,038	71,103	93,243	79,271

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROEM		PROFIN		PROFUD		PROGMM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$20,577	-	1,687	21,146	-	-	41,006	622
Realized gain (loss) on investments	(1,241,632)	20,822	(430,576)	710,805	(25,356)	(23,688)	-	-
Change in unrealized gain (loss) on investments	323,648	(873,085)	(256,555)	85,905	8,618	(21,124)	-	-
Reinvested capital gains	-	-	22,066	389,528	-	10,608	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(897,407)	(852,263)	(663,378)	1,207,384	(16,738)	(34,204)	41,006	622

Equity transactions:
Purchase payments received from contract owners (note 4)	72,559	126,191	325,540	155,904	224	100	9	-
Transfers between funds	1,456,542	(3,149,816)	(2,473,756)	2,791,173	65,595	(266,395)	(67,183)	(695,637)
Redemptions (notes 2, 3, and 4)	(169,237)	(426,321)	(260,243)	(447,693)	(9,392)	(4,836)	(349,352)	(917,267)
Adjustments to maintain reserves	(47)	4	(126)	5	(19)	-	(16)	15

Net equity transactions	1,359,817	(3,449,942)	(2,408,585)	2,499,389	56,408	(271,131)	(416,542)	(1,612,889)

Net change in contract owners’ equity	462,410	(4,302,205)	(3,071,963)	3,706,773	39,670	(305,335)	(375,536)	(1,612,267)
Contract owners’ equity at beginning of period	3,056,364	7,358,569	6,630,191	2,923,418	172,995	478,330	4,301,950	5,914,217

Contract owners’ equity at end of period	$3,518,774	3,056,364	3,558,228	6,630,191	212,665	172,995	3,926,414	4,301,950

CHANGE IN UNITS:
Beginning units	266,379	526,394	210,787	122,150	25,430	66,091	424,245	583,356
Units purchased	1,023,539	1,287,052	345,365	666,713	332,272	68,757	192	23,073
Units redeemed	(923,880)	(1,547,067)	(419,941)	(578,076)	(323,136)	(109,418)	(41,207)	(182,184)

Ending units	366,038	266,379	136,211	210,787	34,566	25,430	383,230	424,245

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROGVP		PROHC		PROIND		PROINT
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	1,506	-	-	-	-
Realized gain (loss) on investments	(430,892)	(204,293)	(936,579)	472,916	(609,546)	504,470	(297,618)	60,800
Change in unrealized gain (loss) on investments	13,965	(12,212)	(165,019)	127,189	(37,347)	(136,816)	(9,978)	(3,402)
Reinvested capital gains	-	71,271	327,058	310,416	25,677	274,080	29,497	-

Net increase (decrease) in contract owners’ equity resulting from operations	(416,927)	(145,234)	(774,540)	912,027	(621,216)	641,734	(278,099)	57,398

Equity transactions:
Purchase payments received from contract owners (note 4)	197	15,568	392,477	88,094	241,044	73,474	1,261	45,139
Transfers between funds	(407,502)	498,580	609,296	547,063	(1,583,478)	2,311,894	960,087	489,092
Redemptions (notes 2, 3, and 4)	(145,330)	(114,672)	(315,099)	(102,667)	(232,154)	(623,359)	(57,184)	(86,177)
Adjustments to maintain reserves	-	1	(88)	(15)	(25)	2	-	-

Net equity transactions	(552,635)	399,477	686,586	532,475	(1,574,613)	1,762,011	904,164	448,054

Net change in contract owners’ equity	(969,562)	254,243	(87,954)	1,444,502	(2,195,829)	2,403,745	626,065	505,452
Contract owners’ equity at beginning of period	1,339,700	1,085,457	5,554,274	4,109,772	6,560,941	4,157,196	674,397	168,945

Contract owners’ equity at end of period	$370,138	1,339,700	5,466,320	5,554,274	4,365,112	6,560,941	1,300,462	674,397

CHANGE IN UNITS:
Beginning units	61,156	46,040	116,817	103,473	170,970	134,177	42,161	11,431
Units purchased	220,629	576,490	485,033	346,473	268,650	583,928	1,464,721	2,522,201
Units redeemed	(252,764)	(561,374)	(477,629)	(333,129)	(304,397)	(547,135)	(1,410,108)	(2,491,471)

Ending units	29,021	61,156	124,221	116,817	135,223	170,970	96,774	42,161

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROJP		PROLCG		PROLCV		PROMC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	9,436	12,647	-	-
Realized gain (loss) on investments	(61,406)	239,349	(2,444,153)	761,757	(312,049)	314,696	(635,481)	348,566
Change in unrealized gain (loss) on investments	(25,671)	(247,327)	(236,981)	(415,086)	(181,323)	97,692	21,348	(97,329)
Reinvested capital gains	38,738	120,027	277,754	601,346	26,200	-	161,184	139,977

Net increase (decrease) in contract owners’ equity resulting from operations	(48,339)	112,049	(2,403,380)	948,017	(457,736)	425,035	(452,949)	391,214

Equity transactions:
Purchase payments received from contract owners (note 4)	5,100	1,287	11,608	12,127	(143)	2,393	30,802	6,803
Transfers between funds	37,976	(3,655,737)	(5,127,463)	2,787,890	(277,967)	3,007,910	(983,338)	(220,461)
Redemptions (notes 2, 3, and 4)	(62,323)	(62,220)	(365,425)	(335,919)	(483,515)	(75,287)	(95,761)	(167,443)
Adjustments to maintain reserves	(1)	(4)	(23)	(14)	(44)	(10)	(9)	6

Net equity transactions	(19,248)	(3,716,674)	(5,481,303)	2,464,084	(761,669)	2,935,006	(1,048,306)	(381,095)

Net change in contract owners’ equity	(67,587)	(3,604,625)	(7,884,683)	3,412,101	(1,219,405)	3,360,041	(1,501,255)	10,119
Contract owners’ equity at beginning of period	552,616	4,157,241	9,813,524	6,401,423	4,417,119	1,057,078	2,114,835	2,104,716

Contract owners’ equity at end of period	$485,029	552,616	1,928,841	9,813,524	3,197,714	4,417,119	613,580	2,114,835

CHANGE IN UNITS:
Beginning units	24,655	192,694	180,901	152,630	147,316	42,947	66,484	80,827
Units purchased	146,248	187,891	459,732	597,727	866,050	380,886	376,063	741,228
Units redeemed	(146,869)	(355,930)	(589,232)	(569,456)	(899,766)	(276,517)	(419,399)	(755,571)

Ending units	24,034	24,655	51,401	180,901	113,600	147,316	23,148	66,484

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROMCG		PROMCV		PRON		PRONET
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	4,711	13,399	-	-	-	-
Realized gain (loss) on investments	(380,777)	407,099	(1,016,937)	644,327	(19,486,015)	9,024,440	(2,065,111)	84,577
Change in unrealized gain (loss) on investments	15,957	(354,561)	(147,782)	55,978	(1,737,110)	(187,988)	(366,185)	(711,631)
Reinvested capital gains	256,440	55,350	474,572	-	4,789,381	4,024,844	803,327	820,473

Net increase (decrease) in contract owners’ equity resulting from operations	(108,380)	107,888	(685,436)	713,704	(16,433,744)	12,861,296	(1,627,969)	193,419

Equity transactions:
Purchase payments received from contract owners (note 4)	15,972	1,440	106,648	58,567	796,411	2,737,349	56,015	905,749
Transfers between funds	(312,626)	(2,355,169)	(985,452)	2,717,016	(31,467,921)	1,263,715	(740,825)	(4,634,075)
Redemptions (notes 2, 3, and 4)	(21,403)	(178,063)	(277,333)	(244,621)	(1,907,623)	(3,236,385)	(161,912)	(1,256,071)
Adjustments to maintain reserves	-	12	(173)	1	(1,245)	25	(298)	18

Net equity transactions	(318,057)	(2,531,780)	(1,156,310)	2,530,963	(32,580,378)	764,704	(847,020)	(4,984,379)

Net change in contract owners’ equity	(426,437)	(2,423,892)	(1,841,746)	3,244,667	(49,014,122)	13,626,000	(2,474,989)	(4,790,960)
Contract owners’ equity at beginning of period	860,172	3,284,064	3,978,999	734,332	66,219,108	52,593,108	3,994,625	8,785,585

Contract owners’ equity at end of period	$433,735	860,172	2,137,253	3,978,999	17,204,986	66,219,108	1,519,636	3,994,625

CHANGE IN UNITS:
Beginning units	23,591	105,349	133,016	33,113	928,637	926,682	75,425	167,260
Units purchased	110,556	129,962	629,659	775,666	14,592,900	10,526,618	20,429	230,767
Units redeemed	(119,214)	(211,720)	(687,083)	(675,763)	(15,141,678)	(10,524,663)	(41,673)	(322,602)

Ending units	14,933	23,591	75,592	133,016	379,859	928,637	54,181	75,425

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROOG		PROPHR		PROPM		PRORE
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$129,274	83,070	1,109	1,897	-	-	10,576	1,261
Realized gain (loss) on investments	2,049,678	862,735	(168,320)	121,327	(795,507)	(736,962)	(828,804)	534,905
Change in unrealized gain (loss) on investments	442,230	382,134	(51,168)	(34,152)	351,842	216,674	(317,244)	239,643
Reinvested capital gains	-	-	83,268	9,319	-	-	125,932	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,621,182	1,327,939	(135,111)	98,391	(443,665)	(520,288)	(1,009,540)	775,809

Equity transactions:
Purchase payments received from contract owners (note 4)	274,511	412,729	7,318	162,563	38,416	54,656	25,557	97,630
Transfers between funds	7,043,153	197,589	(986,397)	649,260	1,955,647	(137,548)	(3,374,124)	3,858,956
Redemptions (notes 2, 3, and 4)	(491,289)	(227,187)	(70,849)	(366,190)	(249,218)	(113,514)	(98,839)	(286,387)
Adjustments to maintain reserves	(2,782)	(3)	(144)	(3)	(175)	(5)	(20)	(2)

Net equity transactions	6,823,593	383,128	(1,050,072)	445,630	1,744,670	(196,411)	(3,447,426)	3,670,197

Net change in contract owners’ equity	9,444,775	1,711,067	(1,185,183)	544,021	1,301,005	(716,699)	(4,456,966)	4,446,006
Contract owners’ equity at beginning of period	3,887,357	2,176,290	2,484,203	1,940,182	3,003,674	3,720,373	5,395,348	949,342

Contract owners’ equity at end of period	$13,332,132	3,887,357	1,299,020	2,484,203	4,304,679	3,003,674	938,382	5,395,348

CHANGE IN UNITS:
Beginning units	386,281	327,239	84,006	73,084	463,126	528,444	185,686	44,803
Units purchased	2,558,684	1,327,058	231,231	283,703	3,703,980	1,427,485	349,348	865,938
Units redeemed	(2,127,590)	(1,268,016)	(266,611)	(272,781)	(3,424,030)	(1,492,803)	(491,043)	(725,055)

Ending units	817,375	386,281	48,626	84,006	743,076	463,126	43,991	185,686

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PRORRO		PROSC		PROSCG		PROSCN
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	976,393	(50,662)	(2,149,499)	1,994,890	(908,279)	341,325	(1,748,240)	1,332,766
Change in unrealized gain (loss) on investments	302,112	(81,007)	207,052	(1,265,904)	(336,645)	6,732	(657,765)	(61,924)
Reinvested capital gains	-	-	711,442	346,886	386,070	396,616	183,224	284,878

Net increase (decrease) in contract owners’ equity resulting from operations	1,278,505	(131,669)	(1,231,005)	1,075,872	(858,854)	744,673	(2,222,781)	1,555,720

Equity transactions:
Purchase payments received from contract owners (note 4)	56,140	19,846	12,101	11,927	10,584	54,971	248,810	926,866
Transfers between funds	2,764,846	978,254	(540,951)	(5,198,508)	(1,363,504)	1,070,542	(2,106,508)	515,642
Redemptions (notes 2, 3, and 4)	(266,074)	(201,486)	(369,920)	(586,978)	(127,009)	(299,112)	(334,498)	(1,247,727)
Adjustments to maintain reserves	(165)	(7)	-	5	(53)	6	(103)	11

Net equity transactions	2,554,747	796,607	(898,770)	(5,773,554)	(1,479,982)	826,407	(2,192,299)	194,792

Net change in contract owners’ equity	3,833,252	664,938	(2,129,775)	(4,697,682)	(2,338,836)	1,571,080	(4,415,080)	1,750,512
Contract owners’ equity at beginning of period	1,235,708	570,770	6,913,015	11,610,697	4,341,977	2,770,897	6,499,791	4,749,279

Contract owners’ equity at end of period	$5,068,960	1,235,708	4,783,240	6,913,015	2,003,141	4,341,977	2,084,711	6,499,791

CHANGE IN UNITS:
Beginning units	556,979	260,007	234,156	443,936	109,205	84,349	77,772	82,970
Units purchased	9,260,117	3,554,441	538,138	1,062,456	88,133	356,111	138,142	273,690
Units redeemed	(8,362,932)	(3,257,469)	(564,987)	(1,272,236)	(131,365)	(331,255)	(175,151)	(278,888)

Ending units	1,454,164	556,979	207,307	234,156	65,973	109,205	40,763	77,772

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROSCV		PROSEM		PROSIN		PROSMC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	6,114	-	-	-	-	-	-
Realized gain (loss) on investments	(1,098,623)	1,597,531	37,471	(36,854)	111,290	(53,548)	(38,996)	(20,851)
Change in unrealized gain (loss) on investments	(120,358)	(329,790)	2,813	(1,677)	(174,416)	2,428	(23)	1,492
Reinvested capital gains	508,455	-	3,597	-	-	-	-	7,162

Net increase (decrease) in contract owners’ equity resulting from operations	(710,526)	1,273,855	43,881	(38,531)	(63,126)	(51,120)	(39,019)	(12,197)

Equity transactions:
Purchase payments received from contract owners (note 4)	67,058	56,101	9,660	5,721	28,258	254	(1)	180
Transfers between funds	(305,678)	(270,575)	(123,941)	162,645	2,047,974	33,919	49,101	(500)
Redemptions (notes 2, 3, and 4)	(224,533)	(361,716)	(36,579)	(49,676)	(102,629)	(5,339)	(10,000)	(1,558)
Adjustments to maintain reserves	(23)	(11)	(11)	(3)	(11)	(1)	(1)	2

Net equity transactions	(463,176)	(576,201)	(150,871)	118,687	1,973,592	28,833	39,099	(1,876)

Net change in contract owners’ equity	(1,173,702)	697,654	(106,990)	80,156	1,910,466	(22,287)	80	(14,073)
Contract owners’ equity at beginning of period	4,023,271	3,325,617	107,902	27,746	168,659	190,946	878	14,951

Contract owners’ equity at end of period	$2,849,569	4,023,271	912	107,902	2,079,125	168,659	958	878

CHANGE IN UNITS:
Beginning units	134,095	142,021	26,950	7,514	52,704	50,819	617	4,704
Units purchased	425,650	839,151	3,437,495	4,480,732	2,052,236	506,574	878,875	192,892
Units redeemed	(451,291)	(847,077)	(3,464,231)	(4,461,296)	(1,525,033)	(504,689)	(878,877)	(196,979)

Ending units	108,454	134,095	214	26,950	579,907	52,704	615	617

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROSN		PROSSC		PROTEC		PROTEL
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	21,801	14,136
Realized gain (loss) on investments	(1,603,391)	(53,235)	(3,343)	(122,285)	(3,045,784)	1,507,560	(189,089)	86,522
Change in unrealized gain (loss) on investments	407	16,133	15,983	33,137	(935,284)	(122,336)	(59,388)	9,849
Reinvested capital gains	-	210,009	-	-	1,233,884	420,892	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,602,984)	172,907	12,640	(89,148)	(2,747,184)	1,806,116	(226,676)	110,507

Equity transactions:
Purchase payments received from contract owners (note 4)	(57,513)	208,418	8,192	320	20,752	996,032	120	144,496
Transfers between funds	2,840,185	(282,297)	1,097,656	(187,625)	(1,489,191)	(95,559)	(683,759)	473,183
Redemptions (notes 2, 3, and 4)	(215,182)	(173,863)	(28,654)	(5,103)	(399,317)	(299,570)	(16,008)	(18,758)
Adjustments to maintain reserves	(28)	(206,935)	(6)	(1)	(314)	17	(20)	(1)

Net equity transactions	2,567,462	(454,677)	1,077,188	(192,409)	(1,868,070)	600,920	(699,667)	598,920

Net change in contract owners’ equity	964,478	(281,770)	1,089,828	(281,557)	(4,615,254)	2,407,036	(926,343)	709,427
Contract owners’ equity at beginning of period	94,660	376,430	49,279	330,836	8,840,699	6,433,663	1,378,137	668,710

Contract owners’ equity at end of period	$1,059,138	94,660	1,139,107	49,279	4,225,445	8,840,699	451,794	1,378,137

CHANGE IN UNITS:
Beginning units	146,651	441,196	39,541	210,644	124,255	123,317	68,404	39,023
Units purchased	796,066,787	415,260,419	9,000,308	6,288,024	244,246	226,158	125,318	270,888
Units redeemed	(795,007,851)	(415,554,964)	(8,264,031)	(6,459,127)	(278,927)	(225,220)	(164,998)	(241,507)

Ending units	1,205,587	146,651	775,818	39,541	89,574	124,255	28,724	68,404

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROUB		PROUMC		PROUN		PROUSC
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	-	-	-	-	-	-
Realized gain (loss) on investments	(1,155,795)	1,592,212	(604,003)	960,310	(27,080,766)	11,873,046	(920,351)	653,973
Change in unrealized gain (loss) on investments	(238,660)	(278,845)	(290,801)	92,955	(598,701)	(520,698)	111,294	(527,201)
Reinvested capital gains	332,454	-	227,691	-	10,552,363	1,813,403	101,733	366,503

Net increase (decrease) in contract owners’ equity resulting from operations	(1,062,001)	1,313,367	(667,113)	1,053,265	(17,127,104)	13,165,751	(707,324)	493,275

Equity transactions:
Purchase payments received from contract owners (note 4)	46,575	216,503	2,920	19,776	311,957	468,025	308	19,118
Transfers between funds	478,529	(2,718,983)	(2,307,935)	1,389,091	6,403,699	(5,084,592)	(1,646,276)	(242,600)
Redemptions (notes 2, 3, and 4)	(85,552)	(102,598)	(42,009)	(174,068)	(1,042,729)	(1,361,512)	(35,158)	(131,115)
Adjustments to maintain reserves	(68)	4	(17)	3	(989)	(62)	(3)	(20)

Net equity transactions	439,484	(2,605,074)	(2,347,041)	1,234,802	5,671,938	(5,978,141)	(1,681,129)	(354,617)

Net change in contract owners’ equity	(622,517)	(1,291,707)	(3,014,154)	2,288,067	(11,455,166)	7,187,610	(2,388,453)	138,658
Contract owners’ equity at beginning of period	2,346,016	3,637,723	3,389,753	1,101,686	28,537,487	21,349,877	2,764,979	2,626,321

Contract owners’ equity at end of period	$1,723,499	2,346,016	375,599	3,389,753	17,082,321	28,537,487	376,526	2,764,979

CHANGE IN UNITS:
Beginning units	21,642	50,219	51,438	22,576	96,483	111,324	50,006	58,491
Units purchased	280,339	328,439	32,391	217,670	3,714,351	2,531,128	342,203	463,073
Units redeemed	(276,068)	(357,016)	(76,093)	(188,808)	(3,671,730)	(2,545,969)	(379,981)	(471,558)

Ending units	25,913	21,642	7,736	51,438	139,104	96,483	12,228	50,006

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PROUSN		PROUTL		PVAGIB		PVAR5B
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	76,184	67,133	97,695	-	69,407	-
Realized gain (loss) on investments	(100,468)	(2,682,011)	(247,473)	233,440	(478,538)	30,764	(149,387)	(19,838)
Change in unrealized gain (loss) on investments	19,945	(6,359)	(284,693)	239,434	164,300	(254,676)	96,793	61,410
Reinvested capital gains	-	2,431,972	83,073	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(80,523)	(256,398)	(372,909)	540,007	(216,543)	(223,912)	16,813	41,572

Equity transactions:
Purchase payments received from contract owners (note 4)	33,335	6,922	348,443	46,911	34,508	164,346	37,496	8,386
Transfers between funds	3,743,819	544,022	3,017,582	1,693,071	(1,229,610)	2,387,780	793,235	1,148,485
Redemptions (notes 2, 3, and 4)	(174,042)	(54,981)	(368,331)	(178,258)	(63,573)	(362,133)	(283,332)	(188,039)
Adjustments to maintain reserves	(45)	(222)	(169)	9	(56)	5	(989)	(3)

Net equity transactions	3,603,067	495,741	2,997,525	1,561,733	(1,258,731)	2,189,998	546,410	968,829

Net change in contract owners’ equity	3,522,544	239,343	2,624,616	2,101,740	(1,475,274)	1,966,086	563,223	1,010,401
Contract owners’ equity at beginning of period	346,695	107,352	5,078,193	2,976,453	3,522,019	1,555,933	3,982,555	2,972,154

Contract owners’ equity at end of period	$3,869,239	346,695	7,702,809	5,078,193	2,046,745	3,522,019	4,545,778	3,982,555

CHANGE IN UNITS:
Beginning units	9,320,143	1,221,710	171,018	115,962	293,672	125,069	384,036	290,575
Units purchased	11,564,736,804	5,217,456,836	729,216	441,303	241,382	447,158	366,190	118,302
Units redeemed	(11,504,588,278)	(5,209,358,403)	(633,368)	(386,247)	(345,107)	(278,555)	(314,444)	(24,841)

Ending units	69,468,669	9,320,143	266,866	171,018	189,947	293,672	435,782	384,036

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PVDIB		PVEIB		PVHYB		PVIB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$268,755	46,041	310,121	209,644	256,064	328,650	419,648	186,697
Realized gain (loss) on investments	(327,011)	123,592	1,370,174	1,589,096	(986,230)	358,753	(1,175,684)	(812,126)
Change in unrealized gain (loss) on investments	(128,165)	(589,731)	(4,283,337)	1,480,127	(287,095)	(223,700)	(526,864)	(555,446)
Reinvested capital gains	84,870	-	1,796,685	652,688	9,713	-	-	625,982

Net increase (decrease) in contract owners’ equity resulting from operations	(101,551)	(420,098)	(806,357)	3,931,555	(1,007,548)	463,703	(1,282,900)	(554,893)

Equity transactions:
Purchase payments received from contract owners (note 4)	374	1,080,938	653,207	792,709	49,275	61,858	103,193	563,468
Transfers between funds	(573,048)	(1,053,348)	1,911,150	2,890,365	(2,164,727)	(2,371,946)	118,769	(4,900,442)
Redemptions (notes 2, 3, and 4)	(171,242)	(479,255)	(1,417,015)	(805,854)	(498,214)	(1,444,467)	(608,308)	(664,292)
Adjustments to maintain reserves	(83)	(1)	(1,351)	(4)	(1)	(5)	(131)	(6)

Net equity transactions	(743,999)	(451,666)	1,145,991	2,877,216	(2,613,667)	(3,754,560)	(386,477)	(5,001,272)

Net change in contract owners’ equity	(845,550)	(871,764)	339,634	6,808,771	(3,621,215)	(3,290,857)	(1,669,377)	(5,556,165)
Contract owners’ equity at beginning of period	4,360,275	5,232,039	20,987,468	14,178,697	8,847,430	12,138,287	8,074,188	13,630,353

Contract owners’ equity at end of period	$3,514,725	4,360,275	21,327,102	20,987,468	5,226,215	8,847,430	6,404,811	8,074,188

CHANGE IN UNITS:
Beginning units	333,133	372,571	549,026	462,479	476,323	686,005	533,916	858,112
Units purchased	110,741	406,976	351,244	328,931	1,512,570	722,840	379,751	210,060
Units redeemed	(168,894)	(446,414)	(328,716)	(242,384)	(1,670,596)	(932,522)	(423,352)	(534,256)

Ending units	274,980	333,133	571,554	549,026	318,297	476,323	490,315	533,916

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	PVIGIB		PVNOB		RWMVI		RWMVN
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$50,784	41,391	7,231	1,719	362,648	383,430	84,887	59,890
Realized gain (loss) on investments	(122,200)	121,994	(121,015)	263,467	7,870	291,318	23,740	7,372
Change in unrealized gain (loss) on investments	(232,595)	(43,232)	(437,699)	(127,244)	(1,149,822)	(234,070)	(291,146)	9,392
Reinvested capital gains	88,566	26,074	201,219	114,576	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(215,445)	146,227	(350,264)	252,518	(779,304)	440,678	(182,519)	76,654

Equity transactions:
Purchase payments received from contract owners (note 4)	122,483	91,737	31,127	19,627	240,944	263,139	1,106	(19,912)
Transfers between funds	1,875,294	642,147	263,188	127,357	(5,006,126)	1,487,560	34,421	(345,557)
Redemptions (notes 2, 3, and 4)	(223,730)	(39,680)	(13,100)	(69,441)	(658,643)	(817,734)	(425,830)	(222,350)
Adjustments to maintain reserves	(126)	6	(183)	2	(58)	15	(45)	4

Net equity transactions	1,773,921	694,210	281,032	77,545	(5,423,883)	932,980	(390,348)	(587,815)

Net change in contract owners’ equity	1,558,476	840,437	(69,232)	330,063	(6,203,187)	1,373,658	(572,867)	(511,161)
Contract owners’ equity at beginning of period	1,283,192	442,755	1,408,935	1,078,872	13,787,298	12,413,640	2,599,714	3,110,875

Contract owners’ equity at end of period	$2,841,668	1,283,192	1,339,703	1,408,935	7,584,111	13,787,298	2,026,847	2,599,714

CHANGE IN UNITS:
Beginning units	81,968	32,505	81,234	76,831	984,161	914,107	194,558	238,971
Units purchased	176,492	183,440	43,184	132,265	185,356	355,600	21,378	8,314
Units redeemed	(63,660)	(133,977)	(24,212)	(127,862)	(586,289)	(285,546)	(51,746)	(52,727)

Ending units	194,800	81,968	100,206	81,234	583,228	984,161	164,190	194,558

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	ROCMC		ROCSC		RLVGRE		RLVIDM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$(367)	(929)	31,358	130,755	4,994	21,635	-	3,555
Realized gain (loss) on investments	(514,358)	1,813,992	(42,540)	(27,533)	(438)	17	9	295
Change in unrealized gain (loss) on investments	(2,581,579)	(591,216)	(961,312)	1,981,828	(137,690)	79,201	(21,152)	1,837
Reinvested capital gains	1,440,141	356,382	142,921	-	3,549	4,617	2,446	10,551

Net increase (decrease) in contract owners’ equity resulting from operations	(1,656,163)	1,578,229	(829,573)	2,085,050	(129,585)	105,470	(18,697)	16,238

Equity transactions:
Purchase payments received from contract owners (note 4)	87,794	51,915	297,836	105,385	-	-	-	-
Transfers between funds	(2,265,767)	1,745,755	202,660	(1,248,747)	(6,380)	-	-	-
Redemptions (notes 2, 3, and 4)	(235,275)	(293,250)	(311,196)	(436,080)	(6,329)	(1,041)	(204)	(1,307)
Adjustments to maintain reserves	(421)	(6)	(421)	(2)	-	4	1	5

Net equity transactions	(2,413,669)	1,504,414	188,879	(1,579,444)	(12,709)	(1,037)	(203)	(1,302)

Net change in contract owners’ equity	(4,069,832)	3,082,643	(640,694)	505,606	(142,294)	104,433	(18,900)	14,936
Contract owners’ equity at beginning of period	8,257,578	5,174,935	8,650,407	8,144,801	492,535	388,102	143,370	128,434

Contract owners’ equity at end of period	$4,187,746	8,257,578	8,009,713	8,650,407	350,241	492,535	124,470	143,370

CHANGE IN UNITS:
Beginning units	230,078	184,680	268,766	320,271	23,601	23,654	8,506	8,584
Units purchased	35,052	253,913	60,395	100,584	-	-	-	-
Units redeemed	(113,147)	(208,515)	(52,354)	(152,089)	(684)	(53)	(14)	(78)

Ending units	151,983	230,078	276,807	268,766	22,917	23,601	8,492	8,506

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RLVLBS		RLVLEG		RLVLMS		RLVSB
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$5,956	29,686	1,342	8,086	5,269	13,525	5,639	2,352
Realized gain (loss) on investments	(3,840)	209	(53)	43,671	(102)	32	(12)	3
Change in unrealized gain (loss) on investments	(85,152)	1,441	(29,214)	(12,226)	(63,843)	(244)	(42,712)	(10,221)
Reinvested capital gains	12,072	44,207	5,446	9,615	7,443	11,636	146	3,072

Net increase (decrease) in contract owners’ equity resulting from operations	(70,964)	75,543	(22,479)	49,146	(51,233)	24,949	(36,939)	(4,794)

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	-	-	-	-
Transfers between funds	(264,680)	-	-	(208,491)	-	-	-	-
Redemptions (notes 2, 3, and 4)	(3,116)	(3,251)	(376)	(907)	(760)	(781)	(107)	(110)
Adjustments to maintain reserves	2	(4)	-	10	-	4	-	3

Net equity transactions	(267,794)	(3,255)	(376)	(209,388)	(760)	(777)	(107)	(107)

Net change in contract owners’ equity	(338,758)	72,288	(22,855)	(160,242)	(51,993)	24,172	(37,046)	(4,901)
Contract owners’ equity at beginning of period	653,030	580,742	127,311	287,553	327,554	303,382	258,757	263,658

Contract owners’ equity at end of period	$314,272	653,030	104,456	127,311	275,561	327,554	221,711	258,757

CHANGE IN UNITS:
Beginning units	34,114	34,294	5,861	15,834	19,317	19,364	18,228	18,236
Units purchased	1	-	-	-	-	-	-	-
Units redeemed	(14,488)	(180)	(19)	(9,973)	(51)	(47)	(8)	(8)

Ending units	19,627	34,114	5,842	5,861	19,266	19,317	18,220	18,228

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	RLVUSC		RLVUSE		TRBCG2		TREI2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$59	83	1,331	1,373	-	-	345,868	281,374
Realized gain (loss) on investments	-	-	-	-	2,372,164	10,754,739	995,796	103,442
Change in unrealized gain (loss) on investments	(6,263)	(634)	(73,020)	21,490	(44,589,795)	(6,280,728)	(3,148,199)	2,442,654
Reinvested capital gains	621	7,724	16,736	21,776	3,233,521	11,509,888	1,081,883	1,540,721

Net increase (decrease) in contract owners’ equity resulting from operations	(5,583)	7,173	(54,953)	44,639	(38,984,110)	15,983,899	(724,652)	4,368,191

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	3,601,060	3,450,290	280,676	1,033,222
Transfers between funds	-	-	-	-	(7,032,343)	(11,887,518)	(123,041)	1,376,180
Redemptions (notes 2, 3, and 4)	-	-	-	-	(5,342,016)	(4,224,833)	(1,581,310)	(962,330)
Adjustments to maintain reserves	1	3	-	(11)	(4,246)	13	(740)	1

Net equity transactions	1	3	-	(11)	(8,777,545)	(12,662,048)	(1,424,415)	1,447,073

Net change in contract owners’ equity	(5,582)	7,176	(54,953)	44,628	(47,761,655)	3,321,851	(2,149,067)	5,815,264
Contract owners’ equity at beginning of period	34,986	27,810	263,471	218,843	105,065,306	101,743,455	22,824,474	17,009,210

Contract owners’ equity at end of period	$29,404	34,986	208,518	263,471	57,303,651	105,065,306	20,675,407	22,824,474

CHANGE IN UNITS:
Beginning units	1,253	1,253	7,133	7,133	1,724,897	1,958,205	747,501	695,356
Units purchased	-	-	-	-	467,932	478,774	246,039	210,737
Units redeemed	-	-	-	-	(644,817)	(712,082)	(281,416)	(158,592)

Ending units	1,253	1,253	7,133	7,133	1,548,012	1,724,897	712,124	747,501

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TRHS2		TRLT2		TAVV		TPVCGP
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$-	-	291,561	196,949	48,754	19,266	9,159	10,269
Realized gain (loss) on investments	513,075	4,518,605	(531,293)	209,666	(342,896)	170,075	(5,082)	118,301
Change in unrealized gain (loss) on investments	(5,860,808)	(2,544,458)	(632,458)	(556,896)	395,706	(67,546)	(303,556)	(11,156)
Reinvested capital gains	557,019	2,341,943	27,548	108,722	-	-	140,295	8,258

Net increase (decrease) in contract owners’ equity resulting from operations	(4,790,714)	4,316,090	(844,642)	(41,559)	101,564	121,795	(159,184)	125,672

Equity transactions:
Purchase payments received from contract owners (note 4)	711,577	1,678,300	653,723	736,817	177,698	58,729	2,333	11,801
Transfers between funds	(952,442)	(3,468,881)	669,496	3,935,672	3,175,355	2,046,048	(1,557)	(539,316)
Redemptions (notes 2, 3, and 4)	(2,002,622)	(1,350,222)	(1,895,253)	(1,430,677)	(228,488)	(142,712)	(60,887)	(443,290)
Adjustments to maintain reserves	(2,472)	(31)	(1,466)	-	(230)	(8)	1	(4)

Net equity transactions	(2,245,959)	(3,140,834)	(573,500)	3,241,812	3,124,335	1,962,057	(60,110)	(970,809)

Net change in contract owners’ equity	(7,036,673)	1,175,256	(1,418,142)	3,200,253	3,225,899	2,083,852	(219,294)	(845,137)
Contract owners’ equity at beginning of period	37,191,151	36,015,895	18,134,829	14,934,576	2,716,702	632,850	1,272,267	2,117,404

Contract owners’ equity at end of period	$30,154,478	37,191,151	16,716,687	18,134,829	5,942,601	2,716,702	1,052,973	1,272,267

CHANGE IN UNITS:
Beginning units	475,294	485,895	1,367,360	1,117,482	141,208	40,153	71,901	129,148
Units purchased	219,307	248,129	841,114	1,212,521	706,844	247,116	4,211	64,764
Units redeemed	(260,381)	(258,730)	(888,267)	(962,643)	(572,677)	(146,061)	(7,968)	(122,011)

Ending units	434,220	475,294	1,320,207	1,367,360	275,375	141,208	68,144	71,901

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	TPVSGP		VVGGS		VWBF		VWEM
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$28,671	16,371	-	840,962	75,955	69,491	56,601	293,088
Realized gain (loss) on investments	5,127	105,554	(1,605,732)	(1,351,776)	(312,360)	48,632	(2,784,621)	2,933,794
Change in unrealized gain (loss) on investments	(715,988)	35,471	425,547	(1,052,393)	132,660	(183,894)	(7,918,267)	(7,434,656)
Reinvested capital gains	318,314	16,840	-	-	-	-	3,952,878	717,075

Net increase (decrease) in contract owners’ equity resulting from operations	(363,876)	174,236	(1,180,185)	(1,563,207)	(103,745)	(65,771)	(6,693,409)	(3,490,699)

Equity transactions:
Purchase payments received from contract owners (note 4)	716	1,925,355	103,306	37,518	11,093	8,482	638,906	890,890
Transfers between funds	161,246	(91,047)	88,229	(1,693,751)	742,406	(480,349)	320,301	(6,923,618)
Redemptions (notes 2, 3, and 4)	(47,487)	(420,007)	(721,418)	(373,871)	(50,370)	(50,447)	(980,513)	(1,378,794)
Adjustments to maintain reserves	(1)	(5)	(217)	8	(44)	5	(1,433)	(13)

Net equity transactions	114,474	1,414,296	(530,100)	(2,030,096)	703,085	(522,309)	(22,739)	(7,411,535)

Net change in contract owners’ equity	(249,402)	1,588,532	(1,710,285)	(3,593,303)	599,340	(588,080)	(6,716,148)	(10,902,234)
Contract owners’ equity at beginning of period	2,861,228	1,272,696	7,215,146	10,808,449	1,311,113	1,899,193	26,910,311	37,812,545

Contract owners’ equity at end of period	$2,611,826	2,861,228	5,504,861	7,215,146	1,910,453	1,311,113	20,194,163	26,910,311

CHANGE IN UNITS:
Beginning units	143,291	72,399	573,020	737,199	81,993	113,237	834,048	1,023,157
Units purchased	12,466	108,652	761,035	901,999	163,230	57,590	389,594	380,455
Units redeemed	(5,489)	(37,760)	(830,839)	(1,066,178)	(117,311)	(88,834)	(379,285)	(569,564)

Ending units	150,268	143,291	503,216	573,020	127,912	81,993	844,357	834,048

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VWHA		VVB		VVCA		VVCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$126,964	23,995	3,023,390	2,708,444	646,125	283,422	340,614	356,882
Realized gain (loss) on investments	527,197	2,171,987	1,441,527	2,612,346	(394,553)	285,575	1,778,816	5,641,027
Change in unrealized gain (loss) on investments	(629,656)	(1,239,907)	(55,317,888)	18,308,397	(6,767,932)	31,610	(18,221,110)	1,493,835
Reinvested capital gains	-	-	17,896,724	8,947,865	1,322,512	846,247	5,498,762	3,751,210

Net increase (decrease) in contract owners’ equity resulting from operations	24,505	956,075	(32,956,247)	32,577,052	(5,193,848)	1,446,854	(10,602,918)	11,242,954

Equity transactions:
Purchase payments received from contract owners (note 4)	204,903	157,448	8,955,725	12,833,056	2,402,985	5,724,467	1,714,865	1,369,019
Transfers between funds	4,708,480	392,868	2,858,990	26,000,898	1,662,643	6,763,789	(1,558,955)	9,511,087
Redemptions (notes 2, 3, and 4)	(535,030)	(382,131)	(9,575,692)	(8,772,565)	(2,345,124)	(2,021,959)	(2,720,109)	(4,116,976)
Adjustments to maintain reserves	(709)	4	(14,171)	18	(6,162)	(16)	(3,498)	(19)

Net equity transactions	4,377,644	168,189	2,224,852	30,061,407	1,714,342	10,466,281	(2,567,697)	6,763,111

Net change in contract owners’ equity	4,402,149	1,124,264	(30,731,395)	62,638,459	(3,479,506)	11,913,135	(13,170,615)	18,006,065
Contract owners’ equity at beginning of period	7,188,379	6,064,115	224,225,353	161,586,894	33,833,453	21,920,318	68,868,356	50,862,291

Contract owners’ equity at end of period	$11,590,528	7,188,379	193,493,958	224,225,353	30,353,947	33,833,453	55,697,741	68,868,356

CHANGE IN UNITS:
Beginning units	310,487	308,622	9,898,751	8,292,826	2,691,279	1,840,487	2,142,725	1,889,985
Units purchased	517,252	544,347	3,204,815	3,626,246	912,078	1,548,646	578,655	1,252,608
Units redeemed	(364,285)	(542,482)	(3,040,979)	(2,020,321)	(756,403)	(697,854)	(652,787)	(999,868)

Ending units	463,454	310,487	10,062,587	9,898,751	2,846,954	2,691,279	2,068,593	2,142,725

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVDV		VVEI		VVEIX		VVG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$344,099	277,932	4,699,608	2,938,947	3,912,863	3,201,758	(359,636)	(364,659)
Realized gain (loss) on investments	2,063,857	440,750	1,631,378	4,441,631	13,795,160	17,619,703	(2,252,092)	9,058,522
Change in unrealized gain (loss) on investments	(12,475,081)	7,883,047	(30,947,870)	28,976,064	(117,713,789)	56,694,822	(85,960,176)	533,131
Reinvested capital gains	3,831,090	529,093	22,396,292	3,143,901	17,013,069	12,898,177	37,689,856	11,359,950

Net increase (decrease) in contract owners’ equity resulting from operations	(6,236,035)	9,130,822	(2,220,592)	39,500,543	(82,992,697)	90,414,460	(50,882,048)	20,586,944

Equity transactions:
Purchase payments received from contract owners (note 4)	1,739,661	3,156,541	4,694,471	6,235,691	7,314,803	12,113,330	3,549,531	6,631,927
Transfers between funds	7,441,465	14,280,136	36,488,688	13,625,009	34,479,616	36,067,270	8,992,078	12,528,296
Redemptions (notes 2, 3, and 4)	(2,029,779)	(2,119,569)	(7,552,809)	(8,104,051)	(19,707,678)	(12,056,596)	(6,132,537)	(7,310,905)
Adjustments to maintain reserves	(3,579)	(7)	(9,830)	37	(14,672)	(66)	(7,660)	(54)

Net equity transactions	7,147,768	15,317,101	33,620,520	11,756,686	22,072,069	36,123,938	6,401,412	11,849,264

Net change in contract owners’ equity	911,733	24,447,923	31,399,928	51,257,229	(60,920,628)	126,538,398	(44,480,636)	32,436,208
Contract owners’ equity at beginning of period	48,274,795	23,826,872	206,497,213	155,239,984	436,967,077	310,428,679	150,087,121	117,650,913

Contract owners’ equity at end of period	$49,186,528	48,274,795	237,897,141	206,497,213	376,046,449	436,967,077	105,606,485	150,087,121

CHANGE IN UNITS:
Beginning units	2,052,139	1,305,157	8,055,735	7,424,974	14,527,512	13,056,868	4,114,601	3,734,665
Units purchased	1,018,113	1,246,150	3,622,653	3,097,785	4,553,374	4,813,121	1,685,659	1,777,920
Units redeemed	(671,986)	(499,168)	(2,100,791)	(2,467,024)	(3,706,006)	(3,342,477)	(1,432,424)	(1,397,984)

Ending units	2,398,266	2,052,139	9,577,597	8,055,735	15,374,880	14,527,512	4,367,836	4,114,601

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVGBI		VVHGB		VVHYB		VVI
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$675,146	226,206	9,116,519	8,464,498	3,076,577	2,700,076	1,679,324	(29,305)
Realized gain (loss) on investments	(2,301,741)	97,015	(7,260,756)	1,373,067	(4,339,392)	286,739	(1,692,605)	13,637,524
Change in unrealized gain (loss) on investments	(2,862,468)	(966,736)	(84,633,844)	(23,344,807)	(7,257,676)	(681,928)	(97,127,578)	(32,628,831)
Reinvested capital gains	283,874	225,803	3,808,406	4,015,004	-	-	31,820,493	15,115,584

Net increase (decrease) in contract owners’ equity resulting from operations	(4,205,189)	(417,712)	(78,969,675)	(9,492,238)	(8,520,491)	2,304,887	(65,320,366)	(3,905,028)

Equity transactions:
Purchase payments received from contract owners (note 4)	532,390	1,240,885	8,732,888	16,738,594	11,356,511	4,275,559	3,048,902	7,162,814
Transfers between funds	(3,358,949)	15,706,188	17,708,814	143,045,318	(9,119,660)	7,056,835	9,116,087	3,959,304
Redemptions (notes 2, 3, and 4)	(1,478,806)	(782,497)	(33,657,503)	(25,030,626)	(3,540,990)	(5,793,030)	(7,321,716)	(10,674,075)
Adjustments to maintain reserves	(2,302)	(21)	(20,348)	(408)	(2,495)	(27)	(9,261)	(70)

Net equity transactions	(4,307,667)	16,164,555	(7,236,149)	134,752,878	(1,306,634)	5,539,337	4,834,012	447,973

Net change in contract owners’ equity	(8,512,856)	15,746,843	(86,205,824)	125,260,640	(9,827,125)	7,844,224	(60,486,354)	(3,457,055)
Contract owners’ equity at beginning of period	30,051,516	14,304,673	576,036,774	450,776,134	73,771,537	65,927,313	215,589,647	219,046,702

Contract owners’ equity at end of period	$21,538,660	30,051,516	489,830,950	576,036,774	63,944,412	73,771,537	155,103,293	215,589,647

CHANGE IN UNITS:
Beginning units	2,754,130	1,282,306	44,612,933	33,864,136	4,757,537	4,389,871	8,859,048	8,790,190
Units purchased	772,903	1,999,620	12,396,461	19,210,857	3,877,202	2,319,031	2,414,454	2,418,268
Units redeemed	(1,246,450)	(527,796)	(13,069,929)	(8,462,060)	(3,993,029)	(1,951,365)	(2,134,484)	(2,349,410)

Ending units	2,280,583	2,754,130	43,939,465	44,612,933	4,641,710	4,757,537	9,139,018	8,859,048

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVMA		VVMCI		VVREI		VVSCG
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$566,604	188,933	1,355,897	1,225,046	1,835,538	1,805,583	3,791	42,687
Realized gain (loss) on investments	49,231	398,105	(319,045)	3,764,126	1,218,452	1,895,410	(1,527,188)	1,176,360
Change in unrealized gain (loss) on investments	(6,898,263)	572,128	(55,320,972)	18,924,827	(44,422,414)	30,165,498	(14,439,060)	1,780,408
Reinvested capital gains	1,234,674	636,639	17,616,607	10,180,558	4,866,214	2,788,940	7,552,864	1,697,277

Net increase (decrease) in contract owners’ equity resulting from operations	(5,047,754)	1,795,805	(36,667,513)	34,094,557	(36,502,210)	36,655,431	(8,409,593)	4,696,732

Equity transactions:
Purchase payments received from contract owners (note 4)	2,733,166	6,167,378	4,733,387	6,134,999	2,212,798	2,797,298	191,906	366,144
Transfers between funds	1,567,406	8,294,523	10,577,587	15,793,739	9,305,717	19,797,298	(1,856,041)	(4,691,476)
Redemptions (notes 2, 3, and 4)	(1,424,359)	(971,613)	(8,375,199)	(7,434,044)	(8,691,307)	(5,279,242)	(937,281)	(2,007,325)
Adjustments to maintain reserves	(5,691)	24	(11,349)	(43)	(4,543)	(54)	(885)	5

Net equity transactions	2,870,522	13,490,312	6,924,426	14,494,651	2,822,665	17,315,300	(2,602,301)	(6,332,652)

Net change in contract owners’ equity	(2,177,232)	15,286,117	(29,743,087)	48,589,208	(33,679,545)	53,970,731	(11,011,894)	(1,635,920)
Contract owners’ equity at beginning of period	28,684,086	13,397,969	187,876,114	139,286,906	138,488,743	84,518,012	33,470,379	35,106,299

Contract owners’ equity at end of period	$26,506,854	28,684,086	158,133,027	187,876,114	104,809,198	138,488,743	22,458,485	33,470,379

CHANGE IN UNITS:
Beginning units	2,138,904	1,095,439	6,970,823	6,298,120	5,329,642	4,467,795	1,230,860	1,483,654
Units purchased	864,695	1,499,005	2,082,444	2,104,008	1,790,990	1,940,080	70,127	75,780
Units redeemed	(643,758)	(455,540)	(1,708,026)	(1,431,305)	(1,588,227)	(1,078,233)	(183,505)	(328,574)

Ending units	2,359,841	2,138,904	7,345,241	6,970,823	5,532,405	5,329,642	1,117,482	1,230,860

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VVSTC		VVTISI		VVTSM		VRVDIA
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$4,107,664	5,283,567	2,754,215	935,080	3,962,169	3,320,425	-	-
Realized gain (loss) on investments	(2,129,779)	1,756,892	(151,129)	1,383,515	11,450,032	22,609,474	14,783	92,411
Change in unrealized gain (loss) on investments	(23,892,054)	(10,972,121)	(22,413,364)	1,923,728	(131,177,504)	40,216,198	(387,402)	(117,587)
Reinvested capital gains	2,411,155	1,528,391	3,227,231	574,457	27,197,076	18,979,045	39,334	148,647

Net increase (decrease) in contract owners’ equity resulting from operations	(19,503,014)	(2,403,271)	(16,583,047)	4,816,780	(88,568,227)	85,125,142	(333,285)	123,471

Equity transactions:
Purchase payments received from contract owners (note 4)	5,976,382	9,896,982	2,497,553	5,535,904	14,656,994	15,807,053	300	6,590
Transfers between funds	23,065,144	39,517,962	19,120,637	37,114,779	24,375,859	31,266,696	(9,328)	209,840
Redemptions (notes 2, 3, and 4)	(19,898,841)	(17,564,882)	(4,410,956)	(2,089,225)	(21,472,606)	(19,053,858)	(54,706)	(102,380)
Adjustments to maintain reserves	(14,463)	(57)	(6,802)	13	(27,020)	(87)	-	8

Net equity transactions	9,128,222	31,850,005	17,200,432	40,561,471	17,533,227	28,019,804	(63,734)	114,058

Net change in contract owners’ equity	(10,374,792)	29,446,734	617,385	45,378,251	(71,035,000)	113,144,946	(397,019)	237,529
Contract owners’ equity at beginning of period	326,702,193	297,255,459	99,596,510	54,218,259	437,772,571	324,627,625	1,809,572	1,572,043

Contract owners’ equity at end of period	$316,327,401	326,702,193	100,213,895	99,596,510	366,737,571	437,772,571	1,412,553	1,809,572

CHANGE IN UNITS:
Beginning units	26,977,350	24,234,380	7,728,983	4,549,992	14,805,459	13,639,343	109,247	102,803
Units purchased	10,437,387	11,058,408	3,298,381	4,261,669	4,242,940	6,037,752	13,408	43,856
Units redeemed	(9,642,835)	(8,315,438)	(1,734,332)	(1,082,678)	(3,476,857)	(4,871,636)	(17,872)	(37,412)

Ending units	27,771,902	26,977,350	9,293,032	7,728,983	15,571,542	14,805,459	104,783	109,247

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	VRVDRA		VRVNMA		MGRFV		NOVPB1
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$69,461	70,284	333,477	334,921	381,828	-	-	-
Realized gain (loss) on investments	(173,286)	1,036,588	(198,735)	215,640	190,986	423,401	(313,274)	(365,804)
Change in unrealized gain (loss) on investments	(3,178,296)	1,658,505	(1,242,867)	(417,607)	(370,034)	(1,484,697)	(149,240)	433,130
Reinvested capital gains	190,712	186,721	-	-	-	1,240,410	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,091,409)	2,952,098	(1,108,125)	132,954	202,780	179,114	(462,514)	67,326

Equity transactions:
Purchase payments received from contract owners (note 4)	224,602	241,622	101,478	655,584	319,913	404,983	(6,724)	18,756
Transfers between funds	(2,287,248)	2,867,032	(673,469)	(2,848,038)	(1,682,444)	3,536,627	(3,197,873)	(563,506)
Redemptions (notes 2, 3, and 4)	(534,633)	(534,866)	(670,988)	(954,431)	(748,529)	(1,093,156)	(67,011)	(530,115)
Adjustments to maintain reserves	(218)	-	(169)	4	(252)	4	(276)	4

Net equity transactions	(2,597,497)	2,573,788	(1,243,148)	(3,146,881)	(2,111,312)	2,848,458	(3,271,884)	(1,074,861)

Net change in contract owners’ equity	(5,688,906)	5,525,886	(2,351,273)	(3,013,927)	(1,908,532)	3,027,572	(3,734,398)	(1,007,535)
Contract owners’ equity at beginning of period	11,170,827	5,644,941	11,841,206	14,855,133	26,594,631	23,567,059	3,734,398	4,741,933

Contract owners’ equity at end of period	$5,481,921	11,170,827	9,489,933	11,841,206	24,686,099	26,594,631	-	3,734,398

CHANGE IN UNITS:
Beginning units	348,489	254,534	741,385	936,210	1,839,400	1,646,849	290,721	376,187
Units purchased	321,041	433,619	152,223	243,239	354,716	733,899	27,637	174,418
Units redeemed	(442,245)	(339,664)	(238,573)	(438,064)	(501,921)	(541,348)	(318,358)	(259,884)

Ending units	227,285	348,489	655,035	741,385	1,692,195	1,839,400	-	290,721

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	NO7TB3		NO7TB		WRGBP		LPVQD2
	2022	2021	2022	2021	2022	2021	2022	2021
Investment activity*:
Net investment income (loss)	$23,603	5,824	209	50	26,766	68,134	-	15,260
Realized gain (loss) on investments	(248,483)	8,584	(2,629)	3	(84,034)	(43,446)	(15,969)	15,519
Change in unrealized gain (loss) on investments	(105,935)	78,882	(1,873)	998	12,476	(39,668)	(40,862)	56,159
Reinvested capital gains	247,450	13,640	3,307	156	-	-	7,138	-

Net increase (decrease) in contract owners’ equity resulting from operations	(83,365)	106,930	(986)	1,207	(44,792)	(14,980)	(49,693)	86,938

Equity transactions:
Purchase payments received from contract owners (note 4)	-	36,203	1	-	114	151,677	1	-
Transfers between funds	(761,552)	83,647	(8,957)	-	(899,003)	(191,982)	(313,129)	(170,594)
Redemptions (notes 2, 3, and 4)	(44,529)	(104,932)	(7)	(16)	(100,799)	(324,621)	(311,727)	(4,761)
Adjustments to maintain reserves	(1)	-	1	6	-	(2)	(297)	(3)

Net equity transactions	(806,082)	14,918	(8,962)	(10)	(999,688)	(364,928)	(625,152)	(175,358)

Net change in contract owners’ equity	(889,447)	121,848	(9,948)	1,197	(1,044,480)	(379,908)	(674,845)	(88,420)
Contract owners’ equity at beginning of period	889,447	767,599	9,948	8,751	1,044,480	1,424,388	674,845	763,265

Contract owners’ equity at end of period	$-	889,447	-	9,948	-	1,044,480	-	674,845

CHANGE IN UNITS:
Beginning units	64,034	63,020	688	689	75,636	102,562	50,565	62,637
Units purchased	7,262	15,134	-	-	1,000	185,456	-	-
Units redeemed	(71,296)	(14,120)	(688)	(1)	(76,636)	(212,382)	(50,565)	(12,072)

Ending units	-	64,034	-	688	-	75,636	-	50,565

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2022 AND DECEMBER 31, 2021

	OVTRBS
	2022	2021
Investment activity*:
Net investment income (loss)	$126,639	123,789
Realized gain (loss) on investments	(1,058,942)	21,437
Change in unrealized gain (loss) on investments	413,146	(552,293)
Reinvested capital gains	-	256,037

Net increase (decrease) in contract owners’ equity resulting from operations	(519,157)	(151,030)

Equity transactions:
Purchase payments received from contract owners (note 4)	44,456	204,523
Transfers between funds	(5,801,340)	(174,185)
Redemptions (notes 2, 3, and 4)	(84,057)	(703,750)
Adjustments to maintain reserves	(155)	1

Net equity transactions	(5,841,096)	(673,411)

Net change in contract owners’ equity	(6,360,253)	(824,441)
Contract owners’ equity at beginning of period	6,360,253	7,184,694

Contract owners’ equity at end of period	$-	6,360,253

CHANGE IN UNITS:
Beginning units	432,509	479,345
Units purchased	92,718	150,943
Units redeemed	(525,227)	(197,779)

Ending units	-	432,509

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2022, if applicable.

See accompanying notes to financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Jefferson National Life Annuity Account G (the Separate Account) was established pursuant to a resolution of the Board of Directors of Jefferson National Life Insurance Company (f/k/a Conseco Variable Insurance Company f/k/a Great American Reserve Insurance Company) (the Company) in 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account. The Separate Account offers an interest-only variable annuity product.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

Advisors Preferred Trust
Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)
Alger Portfolios
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
Alliance Variable Products Series
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B (ABIGB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B (ABSCGB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B (ABTGB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
Allspring Variable Trust
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
ALPS Variable Investment Trust
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)
American Century Variable Portfolio
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
American Funds Insurance Series
American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)
American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)
American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)
American Funds Insurance Series(R) - Managed Risk Growth-Income Fund: Class P2 (AVGIP2)*
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)
American Funds Insurance Series(R) - Managed Risk Growth Fund: Class P2 (AVRGP2)
American Funds Insurance Series(R) - Managed Risk International Fund: Class P2 (AVRIP2)
Amundi Pioneer Asset Mgmnt
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
BlackRock Variable Series Trust Funds
BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund : Class III (BRVUG3)
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY Mellon Funds
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
Calvert Variable Series
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)
Columbia Variable Portfolio
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)
Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)
Credit Suisse Trust
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
Delaware VIP Trust
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
DFA Investment Dimensions
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Eaton Vance VP
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
Federated Hermes Insurance Series
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
Fidelity VIP
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 (FVF202)
Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 (FVF502)
Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 (FVF602)
Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 (FVF702)
Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP Target Volatility Portfolio: Service Class 2 (FVTV2)
First Eagle
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
Franklin Templeton VIP Trust
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Global Real Estate II (FTVGR2)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
Goldman Sachs Variable Insurance Trust
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)
Guggenheim Variable Trust
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
Guggenheim Variable Funds Trust - Series B (Large Cap Value Series) (GVLCVB)
Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)
Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)
Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
Rydex Variable Trust - Biotechnology Fund (RBF)
Rydex Variable Trust - Banking Fund (RBKF)
Rydex Variable Trust - Basic Materials Fund (RBMF)
Rydex Variable Trust - Consumer Products Fund (RCPF)
Rydex Variable Trust - Electronics Fund (RELF)
Rydex Variable Trust - Energy Fund (RENF)
Rydex Variable Trust - Energy Services Fund (RESF)
Rydex Variable Trust - Financial Services Fund (RFSF)
Rydex Variable Trust - Health Care Fund (RHCF)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Rydex Variable Trust - High Yield Strategy Fund (RHYS)
Rydex Variable Trust - Internet Fund (RINF)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
Rydex Variable Trust - Leisure Fund (RLF)
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
Rydex Variable Trust - Nova Fund (RNF)
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
Rydex Variable Trust - Precious Metals Fund (RPMF)
Rydex Variable Trust - Real Estate Fund (RREF)
Rydex Variable Trust - Retailing Fund (RRF)
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
Rydex Variable Trust - Technology Fund (RTEC)
Rydex Variable Trust - Telecommunications Fund (RTEL)
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
Rydex Variable Trust - Transportation Fund (RTRF)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
Rydex Variable Trust - Utilities Fund (RUTL)
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
Rydex Variable Trust - Global Managed Futures Fund (RVMFU)
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
Invesco V. I.
Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)
Invesco - Invesco V.I. American Value Fund: Series II Shares (IVAVS2)
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
Invesco - Invesco V.I. Conservative Balanced Fund: Series II Shares (OVCBS)*
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
Ivy VIP
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II (WRDIV)
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)*
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
Janus Aspen Series
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
Janus Aspen Series - Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio: Service Shares (JIULVV)
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
John Hancock
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)
JPMorgan
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
Lazard Retirement Series Fund
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)
Lazard Retirement International Equity - Service (LZRIES)
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares (LZRUSM)
LMPV Equity Trust
LMCBV Aggressive Growth I (LPVCAI)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
LMPV Income Trust
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)
MainStay VP Funds Trust
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class (MNCPS)
MFS Variable Insurance Trust
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
Nationwide Variable Insurance
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
Neuberger Berman Adv Mgt Trust
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)
Northern Lights Variable Trust
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 1 (NOTB1)
Northern Lights TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 1 (NOTC1)*
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 1 (NOTG1)
Northern Lights TOPS Managed Risk Growth ETF - Class 2 (NOTG2)
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)*
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1 (NOTMG1)
Northern Lights TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
PIMCO Variable Insurance Trust
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class (PMVAAI)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

PIMCO Variable Insurance Trust - Global Diversified Allocation Portfolio: Administrative Class (PVGDAA)
PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
ProFunds VP
ProFund VP Asia 30 (PROA30)
ProFund Access VP High Yield Fund (PROAHY)
ProFund VP Biotechnology (PROBIO)
ProFund VP Bull (PROBL)
ProFund VP Basic Materials (PROBM)
ProFund VP Banks (PROBNK)
ProFund VP Bear (PROBR)
ProFund VP Consumer Goods (PROCG)
ProFund VP Consumer Services (PROCS)
ProFund VP Europe 30 (PROE30)
ProFund VP Emerging Markets (PROEM)
ProFund VP Financials (PROFIN)
ProFunds VP Falling US Dollar (PROFUD)
ProFunds VP Government Money Market (PROGMM)
ProFund VP U.S. Government Plus (PROGVP)
ProFund VP Health Care (PROHC)
ProFund VP Industrials (PROIND)
ProFund VP International (PROINT)
ProFund VP Japan (PROJP)
ProFunds VP Large-Cap Growth (PROLCG)
ProFunds VP Large-Cap Value (PROLCV)
ProFunds VP Mid-Cap (PROMC)
ProFunds VP Mid-Cap Growth (PROMCG)
ProFunds VP Mid-Cap Value (PROMCV)
ProFund VP NASDAQ-100 (PRON)
ProFund VP Internet (PRONET)
ProFund VP Oil & Gas (PROOG)
ProFund VP Pharmaceuticals (PROPHR)
ProFund VP Precious Metals (PROPM)
ProFund VP Real Estate (PRORE)
ProFund VP Rising Rates Opportunity (PRORRO)
ProFunds VP Small Cap (PROSC)
ProFunds VP Small-Cap Growth (PROSCG)
ProFund VP Semiconductor (PROSCN)
ProFunds VP Small-Cap Value (PROSCV)
ProFund VP Short Emerging Markets (PROSEM)
ProFund VP Short International (PROSIN)
ProFunds VP Short Mid-Cap (PROSMC)
ProFund VP Short NASDAQ-100 (PROSN)
ProFunds VP Short Small-Cap (PROSSC)
ProFund VP Technology (PROTEC)
ProFund VP Telecommunications (PROTEL)
ProFunds VP UltraBull (PROUB)
ProFunds VP UltraMid-Cap (PROUMC)
ProFund VP UltraNASDAQ-100 (PROUN)
ProFunds VP UltraSmall-Cap (PROUSC)
ProFund VP UltraShort NASDAQ-100 (PROUSN)
ProFund VP Utilities (PROUTL)
Putnam Variable Trust
Putnam VT Mortgage Securities Cl IB (PVAGIB)
Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB (PVAR5B)
Putnam VT Diversified Income Cl IB (PVDIB)
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
Putnam VT High Yield Cl IB (PVHYB)
Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
Putnam VT Sustainable Leaders Class IB (PVNOB)

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Redwood
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N (RWMVN)
Royce Capital Fund
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
Russell Investment Funds
RIF Global Real Estate Securities (RLVGRE)
RIF International Developed Markets (RLVIDM)
RIF Balanced Strategy (RLVLBS)
RIF Equity Growth Strategy (RLVLEG)
RIF Moderate Strategy (RLVLMS)
RIF Strategic Bond (RLVSB)
RIF US Small Cap Equity (RLVUSC)
RIF US Strategic Equity (RLVUSE)
T. Rowe Price VIP II
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
Third Avenue Variable Series
Third Avenue Value (TAVV)
Timothy Plan Variable Series
Timothy Plan - Conservative Growth VS Fund (TPVCGP)
Timothy Plan - Strategic Growth VS Fund (TPVSGP)
VanEck VIP
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
Vanguard Variable Insurance Funds
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
Vanguard Variable Insurance Fund - International Portfolio (VVI)
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
Virtus Variable Insurance Trust
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)
Westchester Capital Mgmt
The Merger Fund VL - The Merger Fund VL (MGRFV)

*	At December 31, 2022, contract owners were not invested in this fund.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Unless listed below, the financial statements presented are as of December 31, 2022 and for each of the years in the two-year period ended December 31, 2022. For the subaccounts listed below with inception dates in 2022, the financial statements are as of December 31, 2022 and for the period from the inception date to December 31, 2022. For the subaccounts listed below with liquidation dates in 2022, the financial statements are for the period from January 1, 2022 to the liquidation date. For the subaccounts listed below with inception dates in 2021, the prior year financial statements reflect the period from inception date to December 31, 2021.

	Inception Date	Liquidation Date
Invesco - Invesco V.I. American Value Fund: Series II Shares (IVAVS2)	4/29/2021
NVIT Allspring Discovery II (NVMMG2)	6/23/2021
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)	4/28/2022
MFS VIT International Growth - Service (MVIGSC)	5/1/2022
NVIT NS Partners International Focused Growth Class II (NVMIG6)	5/1/2022
NVIT Emerging Markets Class II (GEM2)	5/1/2022
Delaware Ivy VIP Global Bond (WRGBP)		4/27/2022
Northern Lights Probabilities (NOVPB1)		10/21/2022
Northern Lights 7Twelve Balanced Cl 3 (NO7TB3)		12/7/2022
Northern Lights 7Twelve Balanced Cl 4 (NO7TB)		12/7/2022

For the two-year period ending December 31, 2022, the following underlying mutual fund mergers occurred. Underlying mutual funds that were acquired during the period ending December 31, 2022 are no longer available as of December 31, 2022. Underlying mutual funds that were acquired during the period ending December 31, 2021 are no longer available as of December 31, 2021.

Acquired Underlying Mutual Fund	Acquiring Underlying Mutual Fund	Effective Date
Legg Mason QS Dynamic Multi Strategy (LPVQD2)	Invesco V.I. Government Money Market I (IVGMMI)	8/18/2022
Invesco V.I Core Bond (OVTRBS)	Invesco V.I. Core Plus Bond (IVCPB2)	4/28/2022

For the one-year period ended December 31, 2022, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ABIGB	AllianceBernstein Sustainable International Thematic	AllianceBernstein International Growth	5/1/2022
ABTGB	AllianceBernstein Sustainable Global Thematic Growth	AllianceBernstein Global Thematic Growth	5/1/2022
CLVGT2	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2	CVP Seligman Global Technology - Class 2	5/1/2022
GVGMNS	Goldman Sachs VIT Trend Driven Allocation	Goldman Sachs VIT Global Trends Allocation	1/1/2022
RSRF	Guggenheim Rydex Long Short Equity	Guggenheim Long Short Equity	5/1/2022
RVARS	Guggenheim Rydex Multi-Hedge Strategies	Guggenheim Multi-Hedge Strategies	5/1/2022
RVMFU	Guggenheim Rydex Global Managed Futures	Guggenheim Global Managed Futures	5/1/2022
AVIE	Invesco V.I. EQV International Equity	Invesco V.I. International Growth	5/1/2022
WRDIV	Delaware IBY Global Value Equity	Delaware IVY Global Equity	7/29/2022
JIULVV	Janus Henderson Adaptive Risk Managed U.S. Equity	Janus Henderson U.S. Low Volatility	6/20/2022
NVMIG6	NVIT NS Partners International Focused Growth	NVIT AllianzGI International Growth	7/18/2022
VWBF	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class	VanEck VIP Emerging Markets Bond Initial Cl	5/1/2022
VWEM	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	VanEck VIP Emerging Markets Initial Cl	5/1/2022
VWHA	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	VanEck VIP Global Resources Initial Cl	5/1/2022

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2022 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Adjustments to Maintain reserves (ATM)

Adjustments to Maintain reserves primarily represent timing related adjustments absorbed by the general account in order to maintain appropriate contract owner account balances.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Company deducts a monthly subscription charge of $20 to issue and administer each Monument Advisor and Monument Advisor Select contract. These fees were $5,365,797 and $5,082,033 for the years ended December 31, 2022 and 2021, respectively. The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Monument Advisor and Monument Advisor Select offer the ROP Enhanced Death Benefit Rider for an annualized percentage of 0.15% of the daily contract value.

The Company deducts a total daily charge from certain low-cost investments of Monument Advisor and Monument Advisor Select, which is between 0.05% and 0.35% of the daily total net assets depending on the investment option. This fee is charged on the low-cost investments that do not provide the Company with the amount of revenue it requires to meet its revenue targets. These fees were $12,588,391 and $12,247,088 for the years ended December 31, 2022 and 2021, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Contract Owners’ Equity.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

Pursuant to an agreement between the Separate Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Separate Account. These fees were $2,718 and $3,061 for the years ended December 31, 2022 and 2021, respectively.

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The investments used by all subaccounts are mutual funds and are valued using daily Net Asset Values (NAVs), which are deemed to approximate fair values. As such, all funds are classified as Level 1 Investments.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2022 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
APTGBS	$20,318,170	$21,747,046
AASCO	3,982	798
ALCAI2	4,030,358	8,296,130
ALCGI2	1,964,762	4,923,515
ALMGI2	10,598,815	11,950,768
ABIGB	371,154	90,374
ABSCGB	452,859	7,848
ABTGB	2,331,233	2,965,960
ALVDAB	95,655	47,998
ALVGIA	8,745,257	4,648,618
ALVIVB	143,130	969,270

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

ALVSVB	5,566,438	5,883,628
SVDF	3,080,924	4,851,639
SVOF	161,467	432,013
AAEIP3	14,058,252	12,752,341
AAGEA2	5,567,878	957,264
ABEAA2	3,724,970	3,117,057
ACEAA2	13,362,550	11,193,653
AGEAA2	2,464,934	655,312
ARLPE3	385,799	326,186
AUGEA2	2,010,834	2,676,230
ACVB	3,460,930	3,206,876
ACVI	1,195,308	1,732,997
ACVIG	14,446,005	10,253,649
ACVIP2	19,811,944	23,885,218
ACVLVI	7,035,782	976,890
ACVMV1	1,212,598	1,528,946
ACVU1	9,710,257	16,230,432
ACVV	6,284,974	3,996,607
AMVAA4	16,097,084	10,019,908
AMVBC4	19,239,746	7,017,961
AMVBD4	18,035,530	12,010,374
AMVCB4	8,104,505	3,150,812
AMVGB4	1,060,864	1,066,958
AMVGG4	8,829,847	5,777,103
AMVGI4	11,829,359	9,294,673
AMVGR4	24,154,039	17,319,986
AMVGS4	7,661,832	2,325,171
AMVGW4	3,963,204	2,171,044
AMVHI4	46,824,282	49,402,659
AMVI4	7,092,224	5,410,543
AMVIG4	11,148,240	1,660,488
AMVM4	6,356,183	5,831,839
AMVNW4	21,154,910	6,308,316
AMVUA4	19,166,533	20,200,020
AVPAP2	1,052,310	1,093,915
AVRBP2	967,664	607,848
AVRGP2	27,029	1,805
AVRIP2	1,100	247
PIHYB2	5,532,870	13,902,843
PIVB2	6,431,234	5,705,324
PIVEI2	6,382,766	6,308,280
PIVF2	6,319,797	4,008,901
PIVMV2	9,638,996	7,764,422
PIVSI2	6,340,182	9,895,739
BRVCA3	356	-
BRVED3	13,568,523	6,391,190
BRVHY3	73,624,148	80,700,629
BRVTR3	9,583,949	6,290,447
BRVUG3	3,447,873	4,141,215
BVLCC3	4,105,408	3,448,719
BVLCV3	5,960,719	4,807,996
BVLFG3	5,399,508	10,123,358
MLVGA3	5,605,860	4,716,012
DSIF	14,411,826	16,225,982
DSRG	4,178,885	5,737,678
DVSCS	23,660,799	24,963,899
CVSBF	4,440,441	2,299,065
CLVGT2	11,560,338	14,150,607
CLVLV1	7,256,340	6,597,145
CLVSI2	26,233,830	22,686,714

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

CLVSV1	3,195,884	1,762,655
CSCRS	14,510,500	13,596,333
DWVSVS	20,171,504	19,936,295
DFVEA	13,145,751	3,869,143
DFVGB	11,282,924	23,424,298
DFVGMI	10,120,856	6,200,541
DFVIS	10,782,285	6,096,165
DFVIV	27,740,742	15,564,321
DFVSTF	115,231,980	81,217,047
DFVULV	38,014,738	30,578,601
DFVUTV	41,452,826	22,764,270
ETVFR	45,992,518	50,397,958
FHIB	4,363,350	15,204,150
FVK2S	1,733,275	3,274,559
FVU2	3,616,106	2,168,221
FB2	13,353,200	10,763,174
FC2	7,438,265	9,132,713
FDCA2	10,139	570
FDSCS2	7,086,548	3,703,831
FEI2	3,827,344	2,633,148
FG2	22,184,743	21,498,065
FGI2	4,801,300	1,647,739
FGO2	11,603,556	15,539,111
FHI2	10,053,731	9,267,388
FIGBP2	21,840,744	22,862,487
FMC2	2,708,249	2,185,473
FNRS2	35,541,457	30,102,354
FO2	1,189,001	1,951,025
FRESS2	3,734,532	5,398,709
FV2	20,680,321	15,784,344
FVF202	1,195	-
FVF502	19,372	242,845
FVF602	149,381	7,937
FVF702	359	1
FVFI2	630,382	2,927,658
FVICA2	6,722,770	4,209,452
FVSIS2	10,082,451	17,901,579
FVSS2	2,344,582	218,259
FVTV2	1,211	371,218
FEOVF	9,805,468	8,888,526
FTVGI2	7,946,814	11,504,513
FTVGR2	2,235,631	1,077,360
FTVIS2	14,229,365	19,490,209
FTVMS2	671,428	567,056
FTVRD2	11,299,264	9,239,901
FTVSI2	1,863,556	2,357,837
FTVUG2	9,147,053	12,434,652
GVGMNS	6,503	731
GVMSA	2,131,219	633,136
GVFRB	27,163,556	25,405,896
GVLCVB	3,676	1,204
GVR2XS	53,783,291	54,460,643
GVRUGM	2,120	2,387
GVTRBE	20,786,714	22,937,355
RAF	83,748,950	78,163,234
RBF	13,236,835	11,417,588
RBKF	17,535,936	18,484,967
RBMF	13,982,626	13,231,559
RCPF	10,644,254	13,067,078
RELF	10,885,276	8,039,380

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

RENF	70,843,449	71,202,645
RESF	29,805,888	19,331,684
RFSF	10,543,857	14,229,071
RHCF	20,813,666	22,922,384
RHYS	15,472,675	15,311,901
RINF	1,154,816	1,132,410
RJNF	137,254,365	137,893,932
RLCE	6,815,853	5,715,466
RLCJ	1,825,773	1,682,426
RLF	3,559,800	3,566,250
RMED	2,314,511	1,758,126
RMEK	1,018,579	991,150
RNF	246,956,779	267,950,337
ROF	135,590,430	149,038,001
RPMF	34,973,713	27,883,835
RREF	6,890,189	10,315,900
RRF	6,318,857	8,189,635
RSRF	1,367,396	1,467,323
RTEC	10,326,945	13,760,961
RTEL	2,162,404	5,974,767
RTF	833,130,560	870,710,416
RTRF	11,784,566	12,407,020
RUF	437,010,676	433,064,856
RUGB	131,606,274	129,127,586
RUTL	34,820,420	30,858,478
RVARS	5,047,761	3,890,239
RVCMD	36,519,882	34,736,251
RVF	556,235,884	557,662,441
RVIDD	15,275,162	14,143,807
RVIMC	1,390,770	1,243,794
RVISC	20,998,064	19,429,417
RVLCG	18,414,133	26,400,377
RVLCV	72,913,632	67,463,382
RVLDD	73,680,679	78,956,742
RVMCG	14,003,590	15,310,824
RVMCV	12,084,656	11,646,673
RVMFU	16,236,231	10,299,285
RVSCG	9,132,576	10,728,320
RVSCV	15,679,232	17,865,124
RVSDL	19,038,781	19,544,529
RVWDL	1,742,367	1,939,113
SBLD	15,126	13,275
SBLJ	580,585	127,434
SBLP	2,058,605	5,196,504
SBLQ	1,101,251	874,741
SBLX	565	13
SBLY	722,463	220,857
ACC1	26,844,508	15,178,307
ACGI	1,077,456	1,549,793
AVGI	197,236	3,016,658
AVHY1	42,467,786	30,124,630
AVIE	3,292,727	3,964,654
IVAVS2	66,204	78,962
IVBRA2	1,725,102	2,284,818
IVCPB2	4,663,362	2,162,423
IVCPBI	10,577,864	9,252,654
IVDDI	12,884,038	7,910,931
IVGMMI	1,972,916,186	1,740,748,530
IVGS1	11,716,513	11,476,234
IVHS	7,438,712	4,676,372

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

IVKEI1	3,242,489	1,420,081
IVMCC2	1,533,790	1,145,153
IVRE	3,278,212	5,683,012
IVT	22,386,015	19,600,167
OVGIS	1,817,511	1,201,805
OVGSS	4,821,588	5,991,396
OVIGS	3,981,910	3,985,555
OVSBS	369,856	607,336
WRASP	774,344	924,576
WRBDP	5,092,076	6,681,621
WRBP	1,158,191	311,036
WRDIV	17,094	23
WRENG	16,233,336	13,618,126
WRGNR	7,750,628	6,268,007
WRHIP	23,479,545	32,752,203
WRLTBP	2,649,778	3,319,844
WRMCG	6,725,998	5,812,713
WRSTP	2,854,200	3,074,386
WRVP	1,351,123	1,846,945
JABIN	9,689,989	20,940,157
JAEI	14,805,249	9,357,706
JAFBS	2,195,966	6,578,220
JAFRIN	4,330,631	9,150,385
JAGRIN	1,223,199	1,252,278
JAGTS	14,939	2,929
JAIG	6,438,983	3,646,204
JARIN	1,291,750	2,284,263
JIULVV	4,489,828	3,987,960
JMCVIN	12,986,805	9,971,456
JHEVTN	3,760,794	3,592,093
JPIGA2	6,429,485	1,880,616
JPIIB2	562,879	1,103,943
LZREMS	1,790,188	4,737,923
LZRGDM	43,853	35,508
LZRIES	3,819,016	1,788,820
LZRUSM	2,569,222	2,463,197
LPVCAI	880,489	652,274
LPVCII	13,306,551	10,202,780
LVCLGI	5,203,995	6,472,714
SBVSG2	7,685,589	10,496,432
SBVHY	440,069	1,060,463
LOVBD	6,824,331	9,011,565
LOVCDG	3,450,790	3,390,862
LOVGI	1,703,675	586,927
MNCPS	14,147,223	16,021,803
MEGSS	5,727,627	6,043,573
MNDSC	1,986,116	825,699
MVFSC	7,624,192	4,208,230
MVIGSC	1,894,984	9,930
DTRTFY	10,055,607	9,531,027
GEM2	1,890,334	93,482
GVEXD	250,997,169	134,975,956
GVIXY	28,714,510	15,722,777
MCIFD	18,986,035	12,078,110
NJMMAY	549,004	895,379
NVBXD	4,247,222	3,775,881
NVDCAP	126,244	351,209
NVFIY	423,596	436,193
NVGEY	724,813	1,426,219
NVIDMP	791,020	73,490

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

NVMIG6	32,656	-
NVMIVX	2,456,435	175,617
NVMMG2	1,185,486	1,225,007
NVMMV1	1,287,181	326,292
NVNSR1	940,298	371,596
NVSIXD	42,273,247	20,132,990
SAMY	584,752,869	381,949,164
TRF	2,779,928	444,040
AMCG	1,221,763	1,621,264
AMRI	3,612,825	3,169,048
AMSRS	190,761	99,366
AMTB	1,974,416	7,175,908
NBARMS	530,417	471,298
NOTAG1	1,325	75
NOTAG2	289,485	218,660
NOTB1	89,721	241
NOTB2	587,182	576,862
NOTBBA	1,409,834	6,667,733
NOTBE2	204,699	364,946
NOTC2	1,118,230	816,748
NOTG1	9,209,683	5,807,006
NOTG2	1,286,346	129,141
NOTGR1	611,159	562,030
NOTGR2	1,651,475	717,779
NOTMD1	-	213,409
NOTMD2	87,269	61,863
NOTMG1	452,034	699,838
NOTMG2	520,522	298,125
NOTMR1	5,888	1,653
NOVPDI	156,157	705,205
NOVPM	1,055,894	3,037,691
PMUBAM	5,679,277	2,305,599
PMVAAA	16,350,060	7,202,098
PMVAAI	96,008	240
PMVEBA	20,906,414	14,590,494
PMVFBA	3,023,400	1,576,179
PMVFHA	9,201,389	12,888,922
PMVGBA	855,275	1,346,577
PMVHYA	82,336,305	81,883,663
PMVID	33,159,423	35,351,972
PMVLDA	13,063,933	14,445,740
PMVLGA	18,367,847	21,027,120
PMVRRA	20,821,467	20,318,213
PMVRSA	25,111,732	21,595,464
PMVTRA	33,537,694	37,485,746
PVGCBA	937,105	446,033
PVGDAA	576	9,149
PVGMAA	3,405,646	999,174
PVSTA	61,614,126	34,842,824
PROA30	9,942,728	8,986,468
PROAHY	26,539,536	20,646,680
PROBIO	8,423,766	7,527,208
PROBL	256,995,993	265,579,280
PROBM	10,828,821	10,693,659
PROBNK	8,549,549	8,268,994
PROBR	13,178,859	10,548,116
PROCG	18,559,926	24,114,978
PROCS	5,832,078	6,838,453
PROE30	9,673,440	8,820,530
PROEM	9,472,954	8,092,560

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

PROFIN	8,593,744	10,978,575
PROFUD	1,902,237	1,845,829
PROGMM	41,012	416,548
PROGVP	2,978,280	3,530,915
PROHC	19,536,275	18,522,631
PROIND	8,028,107	9,577,039
PROINT	17,802,798	16,869,138
PROJP	2,734,291	2,714,800
PROLCG	20,347,614	25,551,163
PROLCV	22,832,758	23,558,790
PROMC	9,225,615	10,112,738
PROMCG	3,387,320	3,448,938
PROMCV	16,850,539	17,527,566
PRON	801,652,567	829,443,560
PRONET	1,493,223	1,536,916
PROOG	31,121,085	24,168,215
PROPHR	6,470,592	7,436,286
PROPM	22,899,881	21,155,211
PRORE	7,799,774	11,110,692
PRORRO	21,441,201	18,886,453
PROSC	11,630,776	11,818,104
PROSCG	2,294,789	3,388,702
PROSCN	7,994,820	10,003,895
PROSCV	11,241,241	11,195,961
PROSEM	14,037,025	14,184,299
PROSIN	7,009,690	5,036,100
PROSMC	1,483,234	1,444,135
PROSN	582,610,630	580,043,167
PROSSC	12,194,050	11,116,862
PROTEC	13,228,698	13,862,883
PROTEL	2,084,393	2,762,258
PROUB	21,161,431	20,389,493
PROUMC	2,094,553	4,213,904
PROUN	710,957,370	694,733,069
PROUSC	9,919,541	11,498,937
PROUSN	516,168,543	512,565,477
PROUTL	17,455,375	14,298,593
PVAGIB	2,787,453	3,948,487
PVAR5B	3,722,362	3,106,546
PVDIB	1,673,037	2,063,409
PVEIB	12,047,848	8,795,052
PVHYB	25,641,223	27,989,111
PVIB	5,393,892	5,360,723
PVIGIB	2,610,698	697,427
PVNOB	810,769	321,286
RWMVI	2,371,126	7,432,361
RWMVN	136,178	441,640
ROCMC	2,354,305	3,328,200
ROCSC	1,681,340	1,318,182
RLVGRE	8,543	12,709
RLVIDM	2,446	203
RLVLBS	18,029	267,796
RLVLEG	6,788	376
RLVLMS	12,712	759
RLVSB	5,785	107
RLVUSC	681	1
RLVUSE	18,067	-
TRBCG2	14,721,436	20,265,459
TREI2	7,055,162	7,051,826
TRHS2	13,740,313	15,429,251

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

TRLT2	7,854,558	8,108,951
TAVV	12,693,467	9,520,379
TPVCGP	184,181	94,838
TPVSGP	549,040	87,580
VVGGS	6,683,475	7,213,577
VWBF	2,409,632	1,630,592
VWEM	11,351,117	7,364,377
VWHA	12,128,226	7,623,617
VVB	78,064,360	54,919,394
VVCA	10,568,871	6,885,891
VVCG	16,995,598	13,723,919
VVDV	23,563,669	12,240,709
VVEI	85,735,157	25,018,740
VVEIX	95,900,451	52,902,461
VVG	70,708,300	26,976,669
VVGBI	7,081,394	10,430,042
VVHGB	94,398,530	88,709,761
VVHYB	50,321,949	48,552,004
VVI	60,461,958	22,128,132
VVMA	11,260,978	6,589,182
VVMCI	46,159,775	20,262,848
VVREI	29,626,809	20,102,393
VVSCG	8,358,647	3,404,294
VVSTC	75,274,203	59,627,153
VVTISI	33,585,613	10,403,736
VVTSM	104,132,586	55,440,116
VRVDIA	210,015	234,415
VRVDRA	7,718,153	10,055,476
VRVNMA	2,251,555	3,161,227
MGRFV	4,656,822	6,386,304
LPVQD2	7,138	625,152
NOVPB1	317,491	3,589,376
NO7TB3	312,489	847,517
NO7TB	3,517	8,963
OVTRBS	1,184,514	6,898,972
WRGBP	36,247	1,009,170

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2022, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2022. The information is presented as a value or range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate, unit fair value, and total return for contracts with units outstanding as of the balance sheet date. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes in Contract Owners’ Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Advisors Preferred Trust - Gold Bullion Strategy Portfolio (APTGBS)
2022	0.00%	to	0.15%	1,537,252	$11.30	to	$12.20	$17,461,209	0.00%	-5.20%	to	-5.06%
2021	0.00%	to	0.15%	1,689,856	11.91	to	12.87	20,213,663	14.32%	-6.01%	to	-5.87%
2020	0.00%	to	0.15%	1,764,747	12.65	to	13.70	22,372,473	7.44%	19.51%	to	19.69%
2019	0.00%	to	0.15%	1,209	10.57	to	11.46	12,776	0.23%	17.77%	to	17.94%
2018	0.00%	to	0.15%	603	8.96	to	9.73	5,405	8.73%	-4.51%	to	-4.38%
Alger Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2022	0.00%	to	1.30%	304	37.66	to	43.20	12,249	0.00%	-38.81%	to	-38.01%
2021	0.00%	to	1.30%	292	61.55	to	69.70	18,886	0.00%	-7.27%	to	-6.06%
2020	0.00%	to	1.30%	295	66.38	to	74.19	20,395	0.15%	64.99%	to	67.15%
2019	0.00%	to	1.30%	6	40.23	to	44.39	249	0.00%	27.67%	to	29.34%
2018	0.00%	to	1.30%	6	31.51	to	34.32	197	0.00%	0.10%	to	1.45%
Alger Capital Appreciation Portfolio - Class I2 Shares (ALCAI2)
2022	0.00%	to	1.30%	221,536	16.20	to	92.18	14,079,962	0.00%	-37.34%	to	-36.52%
2021	0.00%	to	1.30%	298,618	25.56	to	147.12	29,126,142	0.00%	17.59%	to	19.13%
2020	0.00%	to	1.30%	322,962	21.49	to	125.12	26,547,799	0.00%	39.92%	to	41.75%
2019	0.00%	to	1.30%	369	15.18	to	89.42	21,665	0.00%	31.86%	to	33.58%
2018	0.00%	to	1.30%	370	11.38	to	67.81	16,864	0.00%	-1.41%	to	-0.09%
Alger Large Cap Growth Portfolio: Class I-2 Shares (ALCGI2)
2022	0.00%	to	1.30%	181,314	16.63	to	49.90	7,302,295	0.00%	-39.45%	to	-38.65%
2021	0.00%	to	1.30%	258,492	27.14	to	82.41	16,872,898	0.00%	10.40%	to	11.84%
2020	0.00%	to	1.30%	347,887	24.31	to	74.65	20,254,614	0.23%	64.87%	to	67.03%
2019	0.00%	to	1.30%	142	14.57	to	45.27	4,614	0.00%	25.79%	to	27.43%
2018	0.00%	to	1.30%	190	11.45	to	35.99	5,056	0.00%	0.87%	to	2.21%
Alger Mid Cap Growth Portfolio: Class I-2 Shares (ALMGI2)
2022	0.00%	to	1.30%	124,086	15.13	to	57.12	4,052,280	0.00%	-36.90%	to	-36.07%
2021	0.00%	to	1.30%	168,742	23.71	to	90.53	8,856,520	0.00%	2.86%	to	4.20%
2020	0.00%	to	1.30%	219,504	22.79	to	88.01	11,353,211	0.00%	62.50%	to	64.63%
2019	0.00%	to	1.30%	100	13.86	to	54.16	2,990	0.00%	28.57%	to	30.26%
2018	0.00%	to	1.30%	74	10.66	to	42.12	1,727	0.00%	-8.65%	to	-7.44%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable International Thematic Portfolio: Class B (ABIGB)
2022	0.00%			74,496	11.65			867,828	0.00%	-27.81%
2021	0.00%			61,283	16.14			988,864	0.00%	8.01%
2020	0.00%			53,011	14.94			791,977	1.06%	29.60%
2019	0.00%			52	11.53			597	0.29%	27.23%
2018	0.00%	to	0.15%	69	9.06	to	9.44	629	0.25%	-17.77%	to	-17.64%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small Cap Growth Portfolio: Class B (ABSCGB)
2022	0.00%			19,480	38.84			756,631	0.00%	-39.26%
2021	0.00%			18,941	63.95			1,211,288	0.00%	9.20%
2020	0.00%			20,087	58.56			1,176,334	0.00%	53.64%
2019	0.00%			21	38.12			794	0.00%	36.01%
2018	0.00%			22	28.03			626	0.00%	-1.09%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Growth Portfolio: Class B (ABTGB)
2022	0.00%	to	0.15%	169,728	16.82	to	23.49	3,783,987	0.00%	-27.28%	to	-27.17%
2021	0.00%	to	0.15%	218,533	23.13	to	32.26	6,744,073	0.00%	22.39%	to	22.57%
2020	0.00%	to	0.15%	167,424	18.90	to	26.32	4,356,900	0.55%	38.87%	to	39.08%
2019	0.00%	to	0.15%	67	13.61	to	18.92	1,235	0.20%	29.59%	to	29.78%
2018	0.00%	to	0.15%	50	10.50	to	14.58	688	0.00%	-10.10%	to	-10.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2022	0.00%	to	0.15%	17,386	10.67	to	14.17	235,069	2.44%	-18.80%	to	-18.68%
2021	0.00%	to	0.15%	20,718	13.14	to	17.42	347,062	1.56%	9.11%	to	9.28%
2020	0.00%	to	0.15%	22,056	12.04	to	15.95	338,864	1.51%	4.70%	to	4.86%
2019	0.00%	to	0.15%	22	11.50	to	15.21	325	1.86%	15.07%	to	15.24%
2018	0.00%	to	0.15%	26	10.00	to	13.20	327	1.22%	-7.41%	to	-7.30%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2022	0.00%	to	0.15%	596,921	16.78	to	34.91	18,893,330	1.40%	-4.33%	to	-4.19%
2021	0.00%	to	0.15%	548,740	17.54	to	36.44	18,456,812	0.82%	27.96%	to	28.16%
2020	0.00%	to	0.15%	561,259	13.71	to	28.43	14,695,554	1.60%	2.57%	to	2.72%
2019	0.00%	to	0.15%	639	13.37	to	27.68	16,361	1.26%	22.31%	to	23.91%
2018	0.00%	to	1.30%	568	10.80	to	23.34	11,752	1.00%	-6.83%	to	-5.62%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2022	0.00%			148,912	8.01			1,192,210	3.39%	-13.79%
2021	0.00%			257,225	9.29			2,388,916	1.71%	10.85%
2020	0.00%			254,354	8.38			2,130,961	1.88%	2.21%
2019	0.00%			208	8.20			1,703	0.68%	16.79%
2018	0.00%	to	0.15%	309	7.02	to	8.61	2,170	1.11%	-23.13%	to	-22.94%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2022	0.00%	to	0.15%	426,959	13.15	to	31.91	13,230,166	0.84%	-15.94%	to	-15.82%
2021	0.00%	to	0.15%	501,743	15.64	to	37.91	18,274,685	0.60%	35.40%	to	35.60%
2020	0.00%	to	0.15%	419,128	11.55	to	27.95	11,470,624	0.79%	2.90%	to	3.05%
2019	0.00%	to	0.15%	478	11.23	to	27.13	12,774	0.32%	19.72%	to	19.90%
2018	0.00%	to	0.15%	430	9.38	to	22.62	9,532	0.00%	-15.42%	to	-15.31%
Allspring Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2022	0.00%	to	1.30%	73,810	13.98	to	53.17	3,566,351	0.00%	-38.65%	to	-37.85%
2021	0.00%	to	1.30%	136,756	22.52	to	85.55	10,937,741	0.00%	-6.27%	to	-5.04%
2020	0.00%	to	1.30%	148,060	23.75	to	90.09	12,642,441	0.00%	60.55%	to	62.65%
2019	0.00%	to	1.30%	188	14.62	to	55.39	10,058	0.00%	37.22%	to	39.02%
2018	0.00%	to	1.30%	122	10.54	to	39.84	4,596	0.00%	-8.25%	to	-7.07%
Allspring Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2022	0.00%	to	0.15%	11,749	16.23	to	45.17	485,682	0.00%	-20.93%	to	-20.81%
2021	0.00%	to	0.15%	19,743	20.52	to	57.04	1,069,003	0.04%	24.59%	to	24.78%
2020	0.00%	to	0.15%	22,818	16.47	to	45.72	987,402	0.43%	20.82%	to	21.00%
2019	0.00%	to	1.30%	28	37.78	to	42.46	1,041	0.28%	29.77%	to	31.46%
2018	0.00%	to	1.30%	34	10.38	to	32.72	982	0.00%	-8.35%	to	-7.14%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2022	0.00%	to	0.15%	866,620	11.51	to	12.28	10,599,740	4.08%	17.15%	to	17.32%
2021	0.00%	to	0.15%	831,310	9.82	to	10.47	8,681,482	2.07%	37.57%	to	37.77%
2020	0.00%	to	0.15%	917,889	7.14	to	7.60	6,957,941	2.49%	-25.24%	to	-25.12%
2019	0.00%	to	0.15%	1,315	9.55	to	10.15	13,316	1.57%	20.23%	to	20.41%
2018	0.00%	to	0.15%	953	7.94	to	8.43	8,008	1.52%	-19.14%	to	-18.94%
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II (AAGEA2)
2022	0.00%	to	0.15%	421,015	13.84	to	21.04	8,694,814	2.01%	-13.30%	to	-13.17%
2021	0.00%	to	0.15%	223,032	15.96	to	24.23	5,204,147	1.02%	18.16%	to	18.33%
2020	0.00%	to	0.15%	344,312	13.51	to	20.48	6,885,368	2.02%	9.79%	to	9.96%
2019	0.00%	to	0.15%	303	12.30	to	18.62	5,460	1.94%	21.98%	to	22.17%
2018	0.00%	to	0.15%	206	10.08	to	15.24	2,970	1.44%	-9.52%	to	-9.34%
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II (ABEAA2)
2022	0.00%	to	0.15%	796,936	12.25	to	18.23	14,127,585	1.67%	-13.01%	to	-12.88%
2021	0.00%	to	0.15%	805,894	14.08	to	20.92	16,680,378	1.36%	10.62%	to	10.79%
2020	0.00%	to	0.15%	817,105	12.73	to	18.88	15,415,541	2.19%	8.96%	to	9.12%
2019	0.00%	to	0.15%	734	11.68	to	17.31	12,697	2.08%	16.09%	to	16.26%
2018	0.00%	to	0.15%	767	10.06	to	14.88	11,406	1.95%	-6.42%	to	-6.24%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II (ACEAA2)
2022	0.00%			479,979	13.86			6,652,810	1.75%	-11.82%
2021	0.00%			363,723	15.72			5,717,149	1.39%	2.28%
2020	0.00%			371,843	15.37			5,714,645	1.69%	6.49%
2019	0.00%	to	0.15%	283	11.00	to	14.43	4,077	1.90%	9.36%	to	9.53%
2018	0.00%	to	0.15%	343	10.06	to	13.18	4,516	2.25%	-2.52%	to	-2.37%
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II (AGEAA2)
2022	0.00%	to	0.15%	466,948	13.16	to	20.02	9,098,898	1.67%	-13.38%	to	-13.25%
2021	0.00%	to	0.15%	403,239	15.19	to	23.08	9,197,392	1.27%	14.71%	to	14.88%
2020	0.00%	to	0.15%	371,991	13.25	to	20.09	7,397,987	1.67%	9.84%	to	10.01%
2019	0.00%	to	0.15%	519	12.06	to	18.26	9,406	1.78%	19.59%	to	19.77%
2018	0.00%	to	0.15%	538	10.08	to	15.25	8,173	1.55%	-8.20%	to	-8.02%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2022	0.00%	to	0.15%	34,294	13.05	to	14.69	500,503	12.03%	-29.01%	to	-28.91%
2021	0.00%	to	0.15%	42,113	18.39	to	20.67	865,676	3.54%	23.75%	to	23.93%
2020	0.00%	to	0.15%	77,476	14.86	to	16.68	1,267,815	12.12%	9.09%	to	9.25%
2019	0.00%	to	0.15%	91	13.62	to	15.26	1,378	0.00%	39.63%	to	39.84%
2018	0.00%	to	0.15%	71	9.76	to	10.92	766	5.17%	-12.62%	to	-12.50%
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II (AUGEA2)
2022	0.00%	to	0.15%	239,138	11.42	to	15.97	3,726,876	1.35%	-12.67%	to	-12.54%
2021	0.00%			295,524	18.26			5,396,981	1.47%	6.47%
2020	0.00%	to	0.15%	260,638	12.30	to	17.15	4,448,252	2.23%	8.27%	to	8.43%
2019	0.00%	to	0.15%	283	11.36	to	15.82	4,475	2.05%	12.73%	to	12.90%
2018	0.00%	to	0.15%	282	10.08	to	14.01	3,941	1.96%	-4.36%	to	-4.24%
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2022	0.00%	to	0.15%	409,925	13.33	to	28.20	11,557,823	1.16%	-17.39%	to	-17.27%
2021	0.00%	to	0.15%	489,110	16.14	to	34.09	16,431,824	0.73%	15.60%	to	15.77%
2020	0.00%	to	0.15%	461,366	13.96	to	29.45	13,367,544	1.18%	12.36%	to	12.53%
2019	0.00%	to	0.15%	437	12.42	to	26.17	11,444	1.56%	19.67%	to	19.85%
2018	0.00%	to	0.15%	470	10.38	to	21.83	10,270	1.41%	-3.98%	to	-3.83%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2022	0.00%	to	1.30%	117,626	12.96	to	24.85	2,902,558	1.37%	-25.73%	to	-24.75%
2021	0.00%	to	1.30%	152,330	17.25	to	33.02	4,996,670	0.15%	7.35%	to	8.75%
2020	0.00%	to	1.30%	178,240	15.89	to	30.37	5,387,322	0.37%	24.25%	to	25.88%
2019	0.00%	to	1.30%	199	19.07	to	24.12	4,793	0.97%	26.76%	to	28.42%
2018	0.00%	to	1.30%	150	9.86	to	18.78	2,807	1.08%	-16.35%	to	-15.25%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2022	0.00%	to	1.30%	592,142	15.59	to	36.12	20,041,317	1.77%	-13.86%	to	-12.74%
2021	0.00%	to	1.30%	646,169	17.89	to	41.39	25,104,390	1.07%	22.05%	to	23.65%
2020	0.00%	to	1.30%	535,565	14.49	to	33.48	17,058,496	2.08%	10.36%	to	11.81%
2019	0.00%	to	1.30%	352	12.98	to	29.94	10,337	2.08%	22.35%	to	23.95%
2018	0.00%	to	1.30%	376	10.49	to	24.16	8,858	1.93%	-8.08%	to	-6.86%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2022	0.00%	to	0.15%	1,560,692	10.86	to	16.39	25,283,978	5.38%	-13.21%	to	-13.08%
2021	0.00%	to	0.15%	1,928,969	12.51	to	18.85	35,952,682	3.33%	6.11%	to	6.27%
2020	0.00%	to	0.15%	875,122	11.79	to	17.74	15,400,140	1.38%	9.39%	to	9.55%
2019	0.00%	to	0.15%	821	10.78	to	16.19	13,230	2.34%	7.50%	to	8.90%
2018	0.00%	to	1.30%	760	9.91	to	14.87	11,149	2.89%	-4.07%	to	-2.81%
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I (ACVLVI)
2022	0.00%	to	0.15%	378,169	15.53	to	24.77	9,047,324	2.20%	-0.41%	to	-0.26%
2021	0.00%	to	0.15%	126,393	15.59	to	24.83	3,085,521	1.43%	21.53%	to	21.71%
2020	0.00%	to	0.15%	150,528	12.83	to	20.40	3,022,978	1.80%	2.46%	to	2.62%
2019	0.00%	to	0.15%	139	12.52	to	19.88	2,720	2.07%	27.29%	to	27.48%
2018	0.00%	to	0.15%	116	9.84	to	15.60	1,810	1.76%	-8.12%	to	-8.02%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2022	0.00%			149,501	41.11			6,146,627	2.23%	-1.19%
2021	0.00%			183,965	41.61			7,654,890	1.14%	23.20%
2020	0.00%			200,569	33.77			6,774,028	1.80%	1.21%
2019	0.00%			236	33.37			7,880	2.06%	29.15%
2018	0.00%			254	25.84			6,566	1.41%	-12.82%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2022	0.00%	to	0.15%	299,843	19.56	to	45.84	12,921,260	0.00%	-32.48%	to	-32.38%
2021	0.00%	to	0.15%	470,621	28.97	to	67.79	29,948,915	0.00%	22.98%	to	23.16%
2020	0.00%	to	0.15%	484,065	23.56	to	55.04	25,165,041	0.00%	49.63%	to	49.85%
2019	0.00%	to	0.15%	236	15.74	to	36.73	8,204	0.00%	34.38%	to	34.58%
2018	0.00%	to	0.15%	152	11.72	to	27.29	3,859	0.00%	0.60%	to	0.74%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2022	0.00%	to	0.15%	315,979	15.55	to	38.29	11,663,505	2.08%	0.39%	to	0.54%
2021	0.00%	to	0.15%	279,215	15.49	to	38.08	10,547,798	1.71%	24.32%	to	24.51%
2020	0.00%	to	0.15%	298,182	12.46	to	30.59	9,024,841	2.30%	0.83%	to	0.98%
2019	0.00%	to	0.15%	415	12.36	to	30.29	12,434	2.11%	25.39%	to	27.03%
2018	0.00%	to	1.30%	415	9.74	to	28.39	9,649	1.64%	-10.33%	to	-9.18%
American Funds Insurance Series(R) - Asset Allocation Fund: Class 4 (AMVAA4)
2022	0.00%	to	0.15%	3,211,020	13.83	to	17.63	55,648,729	1.67%	-13.79%	to	-13.66%
2021	0.00%	to	0.15%	3,262,257	16.04	to	20.42	65,700,748	1.44%	14.67%	to	14.84%
2020	0.00%	to	0.15%	2,767,533	13.99	to	17.78	48,666,793	1.53%	11.99%	to	12.16%
2019	0.00%	to	0.15%	2,612	12.49	to	15.85	41,087	1.80%	20.74%	to	20.93%
2018	0.00%	to	0.15%	2,289	10.35	to	13.11	29,894	1.56%	-4.96%	to	-4.86%
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4 (AMVBC4)
2022	0.00%	to	0.15%	1,592,280	15.49	to	22.29	34,492,013	1.78%	-8.82%	to	-8.69%
2021	0.00%	to	0.15%	1,460,861	16.99	to	24.41	34,626,840	1.30%	27.32%	to	27.51%
2020	0.00%	to	0.15%	1,424,251	13.34	to	19.14	26,588,948	1.67%	8.31%	to	8.47%
2019	0.00%	to	0.15%	1,366	12.32	to	17.65	23,452	1.89%	20.85%	to	21.03%
2018	0.00%	to	0.15%	1,342	10.19	to	14.58	19,280	2.08%	-9.10%	to	-8.93%
American Funds Insurance Series(R) - The Bond Fund of America: Class 4 (AMVBD4)
2022	0.00%	to	0.15%	3,729,524	10.35	to	11.36	42,164,569	3.07%	-12.88%	to	-12.75%
2021	0.00%	to	0.15%	3,305,217	11.88	to	13.02	42,841,400	1.31%	-0.74%	to	-0.59%
2020	0.00%	to	0.15%	2,225,087	11.97	to	13.09	29,005,228	2.14%	9.22%	to	9.38%
2019	0.00%	to	0.15%	1,328	10.96	to	11.97	15,869	2.85%	8.92%	to	9.08%
2018	0.00%	to	0.15%	769	10.06	to	10.97	8,416	2.42%	-1.08%	to	-0.90%
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2022	0.00%	to	0.15%	1,358,698	12.35	to	12.44	16,818,841	2.70%	-7.51%	to	-7.37%
2021	0.00%	to	0.15%	979,448	13.36	to	13.43	13,153,050	2.59%	14.51%	to	14.68%
2020	0.00%	to	0.15%	604,879	11.66	to	11.71	7,083,640	2.78%	3.96%	to	4.11%
2019	0.00%	to	0.15%	403	11.22	to	11.25	4,531	2.64%	17.44%	to	17.62%
2018	0.00%	to	0.15%	138	19.55	to	19.56	1,324	2.15%	-4.50%	to	-4.40%	****
American Funds Insurance Series(R) - Capital World Bond Fund: Class 4 (AMVGB4)
2022	0.00%	to	0.15%	430,088	9.25	to	9.55	4,100,658	0.21%	-17.97%	to	-17.84%
2021	0.00%	to	0.15%	437,516	11.28	to	11.62	5,077,408	1.54%	-5.32%	to	-5.18%
2020	0.00%	to	0.15%	410,406	11.91	to	12.26	5,025,071	1.30%	9.45%	to	9.62%
2019	0.00%	to	0.15%	276	10.88	to	11.18	3,086	1.36%	7.38%	to	7.54%
2018	0.00%	to	0.15%	257	10.14	to	10.40	2,671	1.67%	-1.74%	to	-1.61%
American Funds Insurance Series(R) - Global Growth Fund: Class 4 (AMVGG4)
2022	0.00%	to	0.15%	1,826,819	13.44	to	13.54	24,650,180	0.45%	-25.03%	to	-24.92%
2021	0.00%	to	0.15%	1,817,411	17.93	to	18.03	32,764,705	0.20%	15.96%	to	16.14%
2020	0.00%	to	0.15%	1,004,020	15.46	to	15.53	15,578,575	0.12%	29.97%	to	30.17%
2019	0.00%	to	0.15%	328	11.90	to	11.93	3,909	1.33%	34.67%	to	34.87%
2018	0.00%	to	0.15%	84	18.84			740	0.73%	-11.60%		*	***
American Funds Insurance Series(R) - Growth-Income Fund: Class 4 (AMVGI4)
2022	0.00%	to	0.15%	2,034,838	16.15	to	22.78	44,689,859	1.09%	-16.83%	to	-16.71%
2021	0.00%	to	0.15%	2,125,170	19.42	to	27.35	56,470,534	1.00%	23.61%	to	23.80%
2020	0.00%	to	0.15%	1,702,010	15.71	to	22.09	36,412,348	1.16%	13.08%	to	13.25%
2019	0.00%	to	0.15%	1,852	13.89	to	19.51	35,398	1.52%	25.67%	to	25.85%
2018	0.00%	to	0.15%	1,608	11.06	to	15.50	24,399	1.32%	-2.21%	to	-2.02%
American Funds Insurance Series(R) - Growth Fund: Class 4 (AMVGR4)
2022	0.00%	to	0.15%	2,637,918	18.91	to	28.10	72,060,773	0.10%	-30.22%	to	-30.11%
2021	0.00%	to	0.15%	2,818,738	27.09	to	40.20	111,219,410	0.06%	21.50%	to	21.68%
2020	0.00%	to	0.15%	2,585,157	22.30	to	33.04	83,595,419	0.21%	51.49%	to	51.71%
2019	0.00%	to	0.15%	2,416	14.72	to	21.78	51,573	0.57%	30.24%	to	30.44%
2018	0.00%	to	0.15%	2,214	11.30	to	16.69	36,222	0.26%	-0.70%	to	-0.54%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2022	0.00%	to	0.15%	995,392	11.05	to	11.13	11,053,270	0.00%	-29.79%	to	-29.69%
2021	0.00%	to	0.15%	894,592	15.74	to	15.83	14,151,397	0.00%	6.27%	to	6.43%
2020	0.00%	to	0.15%	435,192	14.81	to	14.87	6,471,105	0.12%	29.20%	to	29.39%
2019	0.00%	to	0.15%	196	11.46	to	11.49	2,254	0.01%	31.05%	to	31.24%
2018	0.00%	to	0.15%	151	18.75	to	18.76	1,324	0.02%	-12.50%	to	-12.40%	****
American Funds Insurance Series(R) - Capital World Growth and Income Fund: Class 4 (AMVGW4)
2022	0.00%	to	0.15%	705,723	11.83	to	11.91	8,386,898	2.08%	-17.69%	to	-17.57%
2021	0.00%	to	0.15%	726,050	14.37	to	14.45	10,489,264	1.61%	14.29%	to	14.46%
2020	0.00%	to	0.15%	535,514	12.57	to	12.63	6,759,549	1.21%	8.38%	to	8.55%
2019	0.00%	to	0.15%	453	11.60	to	11.63	5,244	2.90%	30.54%	to	30.73%
2018	0.00%	to	0.15%	107	18.89	to	18.90	948	1.77%	-11.10%	to	-11.00%	****
American Funds Insurance Series(R) - American High-Income Trust Fund: Class 4 (AMVHI4)
2022	0.00%	to	0.15%	697,815	11.77	to	13.54	9,374,644	9.74%	-9.67%	to	-9.53%
2021	0.00%	to	0.15%	949,698	13.03	to	14.96	14,182,728	2.77%	8.02%	to	8.18%
2020	0.00%	to	0.15%	1,060,269	12.06	to	13.83	14,635,915	11.79%	7.57%	to	7.74%
2019	0.00%	to	0.15%	1,277	11.21	to	12.84	16,385	5.11%	12.10%	to	12.27%
2018	0.00%	to	0.15%	194	10.00	to	11.44	2,214	2.04%	-2.82%	to	-2.64%
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2022	0.00%	to	0.15%	1,866,857	10.78	to	12.43	23,011,130	1.48%	-21.14%	to	-21.02%
2021	0.00%	to	0.15%	2,089,216	13.68	to	15.74	32,595,582	2.33%	-1.86%	to	-1.71%
2020	0.00%	to	0.15%	2,224,133	13.94	to	16.01	35,380,706	0.45%	13.49%	to	13.66%
2019	0.00%	to	0.15%	2,217	12.28	to	14.09	31,024	1.36%	22.48%	to	22.67%
2018	0.00%	to	0.15%	1,969	10.02	to	11.49	22,501	1.52%	-13.55%	to	-13.35%
American Funds Insurance Series(R) - International Growth and Income Fund: Class 4 (AMVIG4)
2022	0.00%	to	0.15%	1,241,385	10.00	to	10.07	12,497,779	3.27%	-15.65%	to	-15.52%
2021	0.00%	to	0.15%	843,101	11.85	to	11.92	10,040,969	3.01%	4.93%	to	5.09%
2020	0.00%	to	0.15%	759,289	11.30	to	11.34	8,611,269	1.41%	5.57%	to	5.73%
2019	0.00%	to	0.15%	516	10.70	to	10.73	5,532	3.42%	22.28%	to	22.46%
2018	0.00%	to	0.15%	239	18.75	to	18.76	2,092	3.87%	-12.50%	to	-12.40%	****
American Funds Insurance Series(R) - American Funds Mortgage Fund: Class 4 (AMVM4)
2022	0.00%	to	0.15%	1,289,300	9.85	to	10.82	13,916,548	1.83%	-10.30%	to	-10.16%
2021	0.00%	to	0.15%	1,266,815	10.98	to	12.04	15,221,445	0.26%	-0.93%	to	-0.78%
2020	0.00%	to	0.15%	1,001,249	11.09	to	12.13	12,136,577	1.15%	6.22%	to	6.38%
2019	0.00%	to	0.15%	724	10.44	to	11.41	8,261	2.54%	4.65%	to	4.80%
2018	0.00%	to	0.15%	843	9.97	to	10.88	9,175	3.67%	-0.10%	to	0.00%
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2022	0.00%	to	0.15%	4,678,780	12.53	to	14.29	66,385,683	1.14%	-22.37%	to	-22.25%
2021	0.00%	to	0.15%	4,171,812	16.14	to	18.38	76,191,153	0.66%	4.47%	to	4.63%
2020	0.00%	to	0.15%	3,581,357	15.45	to	17.56	62,613,273	0.04%	23.11%	to	23.29%
2019	0.00%	to	0.15%	2,561	12.55	to	14.25	36,340	0.78%	28.62%	to	28.82%
2018	0.00%	to	0.15%	2,275	9.76	to	11.06	25,088	0.81%	-14.39%	to	-14.26%
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 4 (AMVUA4)
2022	0.00%	to	0.15%	2,293,198	10.35	to	10.42	23,888,971	3.47%	-11.33%	to	-11.20%
2021	0.00%	to	0.15%	2,458,757	11.67	to	11.73	28,837,827	1.23%	-1.02%	to	-0.88%
2020	0.00%	to	0.15%	1,965,339	11.79	to	11.84	23,259,980	1.67%	9.32%	to	9.48%
2019	0.00%	to	0.15%	779	10.78	to	10.81	8,418	2.04%	4.99%	to	5.14%
2018	0.00%	to	0.15%	558	20.27	to	20.28	5,735	4.37%	2.70%	to	2.80%	****
American Funds Insurance Series(R) - Managed Risk Growth-Income Fund: Class P2 (AVGIP2)
2020	0.00%			3,300	17.07			56,342	1.70%	9.58%
2019	0.00%			3	15.58			52	0.37%	18.85%
2018	0.00%			3	13.11			44	1.06%	-1.94%
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2022	0.00%	to	0.15%	490,069	12.36	to	14.74	7,021,367	2.19%	-14.10%	to	-13.97%
2021	0.00%	to	0.15%	516,539	14.39	to	17.14	8,674,191	1.35%	12.34%	to	12.50%
2020	0.00%	to	0.15%	422,577	12.81	to	15.23	6,372,668	1.54%	5.72%	to	5.88%
2019	0.00%	to	0.15%	365	12.11	to	14.38	5,163	2.33%	17.81%	to	17.99%
2018	0.00%	to	0.15%	363	10.28	to	12.19	4,394	1.29%	-5.08%	to	-4.91%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - Managed Risk Washington Mutual Investors Fund: Class P2 (AVRBP2)
2022	0.00%	to	0.15%	139,642	12.19	to	14.99	2,069,956	4.91%	-9.30%	to	-9.16%
2021	0.00%	to	0.15%	120,818	13.44	to	16.51	1,980,765	1.53%	16.94%	to	17.11%
2020	0.00%	to	0.15%	166,068	11.49	to	14.09	2,332,363	1.74%	-1.39%	to	-1.25%
2019	0.00%	to	0.15%	172	11.65	to	14.27	2,436	1.58%	13.71%	to	13.88%
2018	0.00%	to	0.15%	210	10.25	to	12.53	2,612	3.09%	-7.49%	to	-7.39%
American Funds Insurance Series(R) - Managed Risk Growth Fund: Class P2 (AVRGP2)
2022	0.00%			7,248	18.65			135,183	1.36%	-24.88%
2021	0.00%			7,335	24.83			182,107	0.55%	12.89%
2020	0.00%			7,421	21.99			163,196	0.67%	32.03%
2019	0.00%			18	16.66			295	0.86%	21.74%
2018	0.00%			18	13.68			244	0.00%	-0.36%
American Funds Insurance Series(R) - Managed Risk International Fund: Class P2 (AVRIP2)
2022	0.00%			3,395	10.09			34,264	3.09%	-15.54%
2021	0.00%			3,418	11.95			40,850	0.55%	-4.13%
2020	0.00%			3,442	12.47			42,905	1.19%	2.80%
2019	0.00%			4	12.13			44	1.67%	17.64%
2018	0.00%			4	10.31			38	1.69%	-10.50%
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2022	0.00%			24,990	22.50			562,189	4.87%	-11.44%
2021	0.00%	to	0.15%	365,411	12.08	to	25.40	9,231,705	4.81%	5.29%	to	5.45%
2020	0.00%			82,146	24.09			1,978,952	5.11%	1.98%
2019	0.00%	to	0.15%	187	11.26	to	23.62	4,416	4.61%	14.11%	to	14.28%
2018	0.00%	to	0.15%	50	9.87	to	20.67	1,030	4.48%	-4.08%	to	-3.95%
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II (PIVB2)
2022	0.00%	to	0.15%	1,263,107	10.17	to	16.93	20,793,411	2.18%	-14.59%	to	-14.46%
2021	0.00%	to	0.15%	1,271,864	11.90	to	19.79	24,487,061	1.94%	0.07%	to	0.22%
2020	0.00%	to	0.15%	1,152,972	11.90	to	19.75	22,591,383	2.79%	8.26%	to	8.42%
2019	0.00%	to	0.15%	1,392	10.99	to	18.21	25,161	3.01%	8.72%	to	8.89%
2018	0.00%	to	0.15%	1,157	10.11	to	16.73	19,143	3.07%	-1.08%	to	-0.95%
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II (PIVEI2)
2022	0.00%	to	0.15%	124,181	14.56	to	37.61	4,516,790	1.50%	-8.08%	to	-7.94%
2021	0.00%	to	0.15%	144,902	15.84	to	40.86	5,737,576	1.15%	25.14%	to	25.33%
2020	0.00%	to	0.15%	236,786	12.66	to	32.60	7,563,445	2.39%	-0.41%	to	-0.26%
2019	0.00%	to	0.15%	336	12.71	to	32.69	10,320	2.50%	23.62%	to	25.23%
2018	0.00%	to	1.30%	338	10.16	to	26.10	8,571	2.11%	-9.97%	to	-8.77%
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II (PIVF2)
2022	0.00%	to	0.15%	233,674	18.40	to	42.45	9,510,020	0.40%	-19.80%	to	-19.68%
2021	0.00%	to	0.15%	222,177	22.94	to	52.85	11,372,895	0.08%	27.46%	to	27.65%
2020	0.00%	to	0.15%	136,180	18.00	to	41.41	5,395,892	0.52%	23.77%	to	23.96%
2019	0.00%	to	0.15%	78	14.54	to	33.40	2,440	0.82%	29.34%	to	31.03%
2018	0.00%	to	1.30%	44	11.11	to	25.49	1,099	0.74%	-3.03%	to	-1.73%
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II (PIVMV2)
2022	0.00%	to	0.15%	146,844	13.91	to	31.74	4,563,233	1.30%	-6.03%	to	-5.89%
2021	0.00%	to	0.15%	163,049	14.80	to	33.73	5,278,634	0.56%	29.18%	to	29.37%
2020	0.00%	to	0.15%	53,494	11.46	to	26.07	1,376,296	0.97%	1.72%	to	1.87%
2019	0.00%	to	0.15%	77	11.26	to	25.59	1,953	0.94%	27.89%	to	28.08%
2018	0.00%	to	0.15%	56	8.81	to	19.98	1,091	0.42%	-19.62%	to	-19.50%
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II (PIVSI2)
2022	0.00%	to	0.15%	644,350	10.41	to	18.27	11,243,637	2.89%	-12.97%	to	-12.84%
2021	0.00%	to	0.15%	890,218	11.96	to	20.96	17,829,160	3.04%	1.58%	to	1.73%
2020	0.00%	to	0.15%	908,451	11.77	to	20.60	18,143,107	3.26%	7.21%	to	7.37%
2019	0.00%	to	0.15%	807	10.98	to	19.19	15,204	3.10%	9.35%	to	9.52%
2018	0.00%	to	0.15%	729	10.04	to	17.52	12,573	3.00%	-2.05%	to	-1.96%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
BlackRock Variable Series Funds, Inc. - BlackRock Capital Appreciation V.I. Fund: Class III (BRVCA3)
2022	0.00%			183	33.45			6,115	0.00%	-37.81%
2021	0.00%			183	53.78			9,833	0.00%	20.89%
2020	0.00%			441	44.49			19,619	0.00%	41.52%
2019	0.00%			1	31.44			34	0.00%	31.55%
2018	0.00%			1	23.90			32	0.00%	2.14%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2022	0.00%	to	0.15%	906,111	15.69	to	29.94	25,909,410	1.49%	-4.25%	to	-4.10%
2021	0.00%	to	0.15%	758,102	16.39	to	31.23	23,199,035	1.33%	20.12%	to	20.30%
2020	0.00%	to	0.15%	622,611	13.64	to	25.96	15,962,443	2.02%	3.42%	to	3.57%
2019	0.00%	to	0.15%	480	13.19	to	25.06	11,966	1.85%	27.27%	to	27.46%
2018	0.00%	to	0.15%	407	10.37	to	19.66	7,995	1.78%	-7.49%	to	-7.44%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2022	0.00%	to	0.15%	1,797,112	11.50	to	16.21	28,811,226	5.13%	-10.69%	to	-10.56%
2021	0.00%	to	0.15%	2,271,361	12.88	to	18.13	40,871,793	4.27%	5.05%	to	5.21%
2020	0.00%	to	0.15%	3,166,680	12.26	to	17.23	54,425,076	5.01%	6.88%	to	7.04%
2019	0.00%	to	0.15%	2,721	11.47	to	16.10	43,622	5.12%	14.69%	to	14.86%
2018	0.00%	to	0.15%	784	10.00	to	14.01	10,838	5.25%	-3.10%	to	-2.91%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2022	0.00%	to	0.15%	2,075,958	10.01	to	11.54	23,653,858	2.07%	-14.40%	to	-14.27%
2021	0.00%	to	0.15%	1,842,460	11.69	to	13.47	24,522,453	1.36%	-1.84%	to	-1.69%
2020	0.00%	to	0.15%	1,561,452	11.91	to	13.70	21,233,815	1.85%	8.39%	to	8.55%
2019	0.00%	to	0.15%	1,212	10.99	to	12.62	15,164	2.61%	8.98%	to	9.15%
2018	0.00%	to	0.15%	1,201	10.08	to	11.56	13,809	2.48%	-0.88%	to	-0.69%
BlackRock Variable Series Funds II, Inc. - BlackRock U.S. Government Bond V.I. Fund : Class III (BRVUG3)
2022	0.00%	to	0.15%	276,806	9.53	to	10.11	2,796,285	1.19%	-13.52%	to	-13.39%
2021	0.00%	to	0.15%	346,358	11.01	to	11.68	4,040,723	0.83%	-1.96%	to	-1.81%
2020	0.00%	to	0.15%	425,420	11.23	to	11.89	5,048,651	1.51%	5.88%	to	6.03%
2019	0.00%	to	0.15%	165	10.61	to	11.22	1,849	2.02%	5.98%	to	6.14%
2018	0.00%	to	0.15%	264	10.01	to	10.57	2,785	1.96%	-0.20%	to	0.00%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III (BVLCC3)
2022	0.00%	to	0.15%	245,278	16.50	to	34.71	8,197,553	0.68%	-20.28%	to	-20.16%
2021	0.00%	to	0.15%	239,776	20.70	to	43.47	9,962,641	0.07%	27.87%	to	28.06%
2020	0.00%	to	0.15%	174,813	16.18	to	33.94	5,644,483	0.93%	19.32%	to	19.50%
2019	0.00%	to	0.15%	193	13.56	to	28.40	5,401	1.16%	28.37%	to	28.56%
2018	0.00%	to	0.15%	201	10.57	to	22.09	4,004	1.91%	-5.62%	to	-5.52%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III (BVLCV3)
2022	0.00%	to	0.15%	269,351	15.00	to	31.11	7,491,197	1.53%	-8.54%	to	-8.41%
2021	0.00%	to	0.15%	243,014	16.40	to	33.96	7,444,109	1.38%	26.03%	to	26.22%
2020	0.00%	to	0.15%	177,562	13.01	to	26.91	4,370,022	1.73%	3.27%	to	3.42%
2019	0.00%	to	0.15%	151	12.60	to	26.02	3,581	1.84%	24.41%	to	24.60%
2018	0.00%	to	0.15%	126	10.13	to	20.88	2,423	2.05%	-8.57%	to	-8.46%
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III (BVLFG3)
2022	0.00%	to	0.15%	188,811	16.15	to	36.34	6,487,170	0.00%	-38.34%	to	-38.25%
2021	0.00%	to	0.15%	355,012	26.20	to	58.85	18,337,056	0.00%	17.60%	to	17.78%
2020	0.00%	to	0.15%	541,834	22.28	to	49.97	24,662,946	0.00%	43.21%	to	43.43%
2019	0.00%	to	0.15%	324	15.55	to	34.84	11,007	0.00%	32.13%	to	32.33%
2018	0.00%	to	0.15%	201	11.77	to	26.33	5,087	0.00%	2.62%	to	2.77%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2022	0.00%	to	0.15%	1,150,276	12.50	to	17.57	19,944,354	0.00%	-16.20%	to	-16.07%
2021	0.00%	to	0.15%	1,120,399	14.91	to	20.94	23,167,532	0.83%	6.26%	to	6.42%
2020	0.00%	to	0.15%	1,106,140	14.04	to	19.68	21,575,083	1.33%	20.53%	to	20.71%
2019	0.00%	to	0.15%	1,113	11.65	to	16.30	18,036	1.21%	17.58%	to	17.76%
2018	0.00%	to	0.15%	1,271	9.90	to	13.84	17,505	0.91%	-7.74%	to	-7.61%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2022	0.00%	to	1.30%	1,149,640	17.06	to	45.24	34,820,048	1.33%	-19.37%	to	-18.32%
2021	0.00%	to	1.30%	1,262,535	20.99	to	55.38	48,380,786	1.13%	26.75%	to	28.41%
2020	0.00%	to	1.30%	1,324,053	16.43	to	43.13	39,509,703	1.53%	16.48%	to	18.01%
2019	0.00%	to	1.30%	1,888	13.99	to	36.55	48,020	1.69%	29.49%	to	31.18%
2018	0.00%	to	1.30%	2,166	10.72	to	27.86	41,928	1.64%	-5.88%	to	-4.62%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2022	0.00%	to	1.30%	174,061	16.64	to	42.96	7,037,102	0.53%	-23.87%	to	-22.87%
2021	0.00%	to	1.30%	219,882	21.61	to	55.70	11,655,813	0.73%	25.36%	to	27.00%
2020	0.00%	to	1.30%	174,503	17.04	to	43.86	7,219,181	0.62%	22.54%	to	24.14%
2019	0.00%	to	1.30%	65	24.05	to	35.33	2,287	1.38%	32.62%	to	34.36%
2018	0.00%	to	1.30%	34	10.25	to	26.29	892	1.71%	-5.67%	to	-4.43%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2022	0.00%	to	0.15%	736,455	14.11	to	43.61	30,694,273	0.99%	-16.77%	to	-16.65%
2021	0.00%	to	0.15%	889,678	16.95	to	52.33	44,389,869	0.67%	25.95%	to	26.14%
2020	0.00%	to	0.15%	997,144	13.46	to	41.48	39,275,153	1.07%	10.47%	to	10.64%
2019	0.00%	to	0.15%	1,062	12.18	to	37.49	37,922	0.87%	22.03%	to	22.21%
2018	0.00%	to	0.15%	1,081	9.98	to	30.68	32,248	0.71%	-9.11%	to	-8.96%
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F (CVSBF)
2022	0.00%	to	0.15%	384,644	14.34	to	16.83	6,351,308	1.20%	-15.59%	to	-15.47%
2021	0.00%	to	0.15%	306,948	16.99	to	19.91	6,058,278	1.26%	14.55%	to	14.72%
2020	0.00%	to	0.15%	270,964	14.83	to	17.36	4,653,764	1.62%	14.59%	to	14.76%
2019	0.00%	to	0.15%	219	12.94	to	15.12	3,290	1.82%	24.09%	to	24.28%
2018	0.00%	to	0.15%	107	10.43	to	12.17	1,302	1.88%	-2.80%	to	-2.64%
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (CLVGT2)
2022	0.00%	to	0.15%	293,881	21.94	to	98.89	20,158,090	0.00%	-31.96%	to	-31.86%
2021	0.00%	to	1.30%	392,703	32.24	to	145.12	37,649,099	0.30%	36.90%	to	38.69%
2020	0.00%	to	1.30%	336,784	23.28	to	104.64	25,571,921	0.00%	43.92%	to	45.80%
2019	0.00%	to	1.30%	320	15.99	to	71.77	18,318	0.00%	52.97%	to	54.97%
2018	0.00%	to	1.30%	251	10.33	to	46.31	9,735	0.00%	-9.65%	to	-8.46%
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 (CLVLV1)
2022	0.00%	to	0.15%	770,836	16.95	to	34.10	24,746,159	0.00%	-1.99%	to	-1.84%
2021	0.00%	to	0.15%	782,942	17.29	to	34.74	24,709,291	0.00%	26.10%	to	26.29%
2020	0.00%	to	0.15%	467,291	13.71	to	27.51	12,108,282	0.00%	6.92%	to	7.08%
2019	0.00%	to	0.15%	515	12.82	to	25.69	12,369	0.00%	26.56%	to	26.75%
2018	0.00%	to	0.15%	553	10.13	to	20.27	10,428	0.00%	-12.37%	to	-12.21%
Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 (CLVSI2)
2022	0.00%	to	0.15%	825,628	10.73	to	11.57	9,527,317	3.62%	-11.65%	to	-11.52%
2021	0.00%	to	0.15%	680,253	12.15	to	13.08	8,872,446	5.27%	1.48%	to	1.63%
2020	0.00%	to	0.15%	368,732	11.97	to	12.87	4,743,347	3.30%	6.46%	to	6.62%
2019	0.00%	to	0.15%	671	11.24	to	12.07	8,103	2.67%	10.05%	to	10.22%
2018	0.00%	to	0.15%	196	10.22	to	10.95	2,146	3.50%	-0.78%	to	-0.64%
Columbia Funds Variable Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1 (CLVSV1)
2022	0.00%	to	0.15%	176,382	13.72	to	25.49	4,440,181	0.00%	-14.83%	to	-14.71%
2021	0.00%	to	0.15%	126,270	16.11	to	29.88	3,616,420	0.00%	30.73%	to	30.93%
2020	0.00%	to	0.15%	123,618	12.32	to	22.82	2,798,238	0.00%	9.03%	to	9.19%
2019	0.00%	to	0.15%	142	11.30	to	20.90	2,936	0.00%	17.56%	to	17.74%
2018	0.00%	to	0.15%	108	9.61	to	17.75	1,897	0.00%	-12.72%	to	-12.60%
Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 (CSCRS)
2022	0.00%	to	0.15%	756,908	7.87	to	14.30	6,136,956	20.32%	15.86%	to	16.03%
2021	0.00%	to	0.15%	903,076	6.78	to	12.34	6,231,027	5.87%	27.71%	to	27.90%
2020	0.00%	to	0.15%	435,314	5.30	to	9.66	2,338,869	5.06%	-1.63%	to	-1.48%
2019	0.00%	to	0.15%	408	5.38	to	9.82	2,228	0.90%	6.53%	to	6.69%
2018	0.00%	to	0.15%	289	5.05	to	9.22	1,485	2.23%	-11.77%	to	-11.56%
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2022	0.00%	to	0.15%	527,833	13.03	to	16.75	8,714,755	0.68%	-12.49%	to	-12.36%
2021	0.00%	to	0.15%	617,359	14.89	to	19.11	11,636,663	0.73%	33.81%	to	34.01%
2020	0.00%	to	0.15%	728,478	11.13	to	14.26	10,283,200	1.02%	-2.32%	to	-2.18%
2019	0.00%	to	0.15%	711	11.39	to	14.58	10,235	0.71%	27.53%	to	27.72%
2018	0.00%	to	0.15%	570	8.93	to	11.41	6,404	0.58%	-17.08%	to	-16.96%
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)
2022	0.35%	to	0.50%	4,274,629	13.62	to	13.72	58,616,870	1.90%	-14.11%	to	-13.98%
2021	0.35%	to	0.50%	3,799,741	15.85	to	15.95	60,619,133	2.23%	23.75%	to	23.94%
2020	0.35%	to	0.50%	3,507,495	12.81	to	12.87	45,147,186	1.92%	11.60%	to	11.77%
2019	0.35%	to	0.50%	2,744	11.48	to	11.52	31,601	2.60%	25.28%	to	25.47%
2018	0.35%	to	0.50%	1,119	9.16	to	9.18	10,276	2.78%	-11.67%	to	-11.48%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2022	0.00%	to	0.50%	10,826,038	9.76	to	11.70	117,340,949	1.52%	-6.80%	to	-6.33%
2021	0.00%	to	0.50%	12,068,893	10.47	to	12.49	139,966,512	0.75%	-1.53%	to	-1.04%
2020	0.00%	to	0.50%	11,365,370	10.63	to	12.62	133,526,500	0.03%	0.95%	to	1.46%
2019	0.00%	to	0.50%	11,216	10.53	to	12.44	130,542	2.63%	3.67%	to	4.19%
2018	0.00%	to	0.50%	10,444	10.16	to	11.94	117,558	4.89%	1.20%	to	1.70%
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2022	0.35%	to	0.50%	4,556,832	13.20	to	14.97	67,872,579	1.48%	-11.40%	to	-11.27%
2021	0.35%	to	0.50%	4,422,592	14.90	to	16.87	74,313,191	1.44%	13.63%	to	13.81%
2020	0.35%	to	0.50%	4,775,522	13.11	to	14.82	70,438,260	1.15%	10.73%	to	10.90%
2019	0.35%	to	0.50%	4,862	11.84	to	13.37	64,851	2.46%	17.54%	to	17.71%
2018	0.35%	to	0.50%	4,447	10.08	to	11.36	50,430	2.25%	-7.35%	to	-7.19%
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2022	0.00%	to	0.50%	4,505,732	11.60	to	23.03	67,779,919	2.67%	-18.05%	to	-17.64%
2021	0.00%	to	0.50%	4,320,829	14.15	to	27.97	80,045,470	2.59%	13.99%	to	14.56%
2020	0.00%	to	0.50%	4,406,757	12.42	to	24.41	71,820,016	2.13%	8.87%	to	9.41%
2019	0.00%	to	0.50%	4,735	11.40	to	22.31	71,733	2.88%	23.28%	to	23.90%
2018	0.00%	to	0.50%	4,385	9.25	to	18.01	55,070	1.74%	-20.19%	to	-19.74%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2022	0.00%	to	0.50%	8,808,658	12.23	to	18.03	116,690,069	4.13%	-3.94%	to	-3.46%
2021	0.00%	to	0.50%	8,325,656	12.73	to	18.68	114,884,175	4.09%	17.53%	to	18.11%
2020	0.00%	to	0.50%	8,199,650	10.83	to	15.82	96,657,769	2.47%	-2.25%	to	-1.76%
2019	0.00%	to	0.50%	8,359	11.08	to	16.10	101,742	3.59%	15.28%	to	15.86%
2018	0.00%	to	0.50%	8,599	9.61	to	13.90	90,969	2.91%	-17.51%	to	-17.06%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2022	0.00%	to	0.50%	11,322,607	10.11	to	10.75	116,831,482	1.46%	-1.65%	to	-1.16%
2021	0.00%	to	0.50%	8,123,713	10.28	to	10.87	85,273,024	0.01%	-0.69%	to	-0.19%
2020	0.00%	to	0.50%	8,277,850	10.35	to	10.89	87,391,602	0.61%	0.10%	to	0.60%
2019	0.00%	to	0.50%	7,824	10.34	to	10.83	82,310	2.22%	2.00%	to	2.52%
2018	0.00%	to	0.50%	8,292	10.14	to	10.56	85,311	2.00%	1.30%	to	1.73%
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2022	0.00%	to	0.50%	8,288,849	14.62	to	40.68	171,930,875	2.27%	-5.35%	to	-4.88%
2021	0.00%	to	0.50%	8,101,135	15.45	to	42.77	179,557,985	1.75%	26.40%	to	27.04%
2020	0.00%	to	0.50%	7,968,758	12.22	to	33.67	143,031,525	2.22%	-1.87%	to	-1.38%
2019	0.00%	to	0.50%	8,735	12.45	to	34.14	160,680	2.25%	25.16%	to	25.78%
2018	0.00%	to	0.50%	8,406	9.95	to	27.14	125,371	2.37%	-12.57%	to	-12.11%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2022	0.00%	to	0.50%	6,108,382	15.33	to	42.65	129,474,537	1.37%	-4.69%	to	-4.21%
2021	0.00%	to	0.50%	5,712,781	16.08	to	44.52	128,488,880	1.45%	38.98%	to	39.68%
2020	0.00%	to	0.50%	5,895,378	11.57	to	31.88	96,085,372	1.86%	3.47%	to	3.98%
2019	0.00%	to	0.50%	5,910	11.19	to	30.65	94,913	1.57%	21.95%	to	22.56%
2018	0.00%	to	0.50%	5,122	9.17	to	25.01	68,856	1.03%	-16.33%	to	-15.88%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2022	0.00%	to	0.15%	4,168,182	11.13	to	14.67	60,651,165	4.50%	-2.88%	to	-2.74%
2021	0.00%	to	0.15%	4,729,381	11.46	to	15.09	70,834,523	2.88%	3.47%	to	3.63%
2020	0.00%	to	0.15%	3,447,445	11.08	to	14.56	49,852,570	3.33%	1.85%	to	2.00%
2019	0.00%	to	0.15%	4,554	10.88	to	14.27	64,566	4.31%	6.91%	to	7.07%
2018	0.00%	to	0.15%	5,587	10.17	to	13.33	74,134	3.83%	-0.20%	to	-0.07%
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (FHIB)
2022	0.00%	to	0.15%	389,883	11.05	to	26.98	10,234,545	5.41%	-11.91%	to	-11.78%
2021	0.00%	to	0.15%	784,907	12.55	to	30.58	23,541,057	4.61%	4.69%	to	4.85%
2020	0.00%	to	0.15%	522,011	11.98	to	29.16	14,626,799	5.09%	5.43%	to	5.59%
2019	0.00%	to	0.15%	546	11.37	to	27.62	14,735	5.59%	13.06%	to	14.54%
2018	0.00%	to	1.30%	404	9.94	to	24.11	9,475	7.54%	-4.55%	to	-3.29%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (FVK2S)
2022	0.00%	to	0.15%	100,294	14.44	to	30.94	2,520,490	0.00%	-30.36%	to	-30.26%
2021	0.00%	to	0.15%	165,139	20.73	to	44.36	6,170,409	0.00%	2.11%	to	2.26%
2020	0.00%	to	0.15%	210,166	20.31	to	43.37	7,977,118	0.00%	28.29%	to	28.48%
2019	0.00%	to	0.15%	195	15.83	to	33.76	5,823	0.00%	33.32%	to	33.52%
2018	0.00%	to	0.15%	187	11.87	to	25.28	4,144	0.00%	3.40%	to	3.56%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (FVU2)
2022	0.00%	to	0.15%	269,302	12.48	to	29.76	7,873,290	1.85%	-13.88%	to	-13.75%
2021	0.00%	to	0.15%	290,700	14.49	to	34.50	9,859,576	1.79%	18.33%	to	18.51%
2020	0.00%	to	0.15%	291,843	12.25	to	29.11	8,381,908	2.58%	0.78%	to	0.93%
2019	0.00%	to	0.15%	309	12.15	to	28.85	8,857	2.18%	18.68%	to	20.23%
2018	0.00%	to	1.30%	393	10.12	to	23.99	9,320	2.78%	-9.67%	to	-8.50%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2022	0.00%	to	0.15%	1,377,766	15.08	to	26.60	32,822,275	1.04%	-18.31%	to	-18.19%
2021	0.00%	to	0.15%	1,395,682	18.46	to	32.51	41,289,038	0.79%	17.81%	to	17.99%
2020	0.00%	to	0.15%	1,037,385	15.67	to	27.55	26,689,795	1.38%	21.94%	to	22.13%
2019	0.00%	to	0.15%	937	12.85	to	22.56	20,308	1.55%	23.93%	to	24.11%
2018	0.00%	to	0.15%	847	10.37	to	18.18	14,718	1.30%	-4.60%	to	-4.42%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2022	0.00%	to	0.15%	947,607	16.49	to	34.57	29,796,758	0.26%	-26.60%	to	-26.49%
2021	0.00%	to	0.15%	1,041,253	22.47	to	47.03	44,885,480	0.03%	27.32%	to	27.51%
2020	0.00%	to	0.15%	896,211	17.65	to	36.89	31,922,192	0.08%	30.04%	to	30.23%
2019	0.00%	to	0.15%	938	13.57	to	28.32	26,039	0.21%	31.08%	to	31.27%
2018	0.00%	to	0.15%	1,042	10.35	to	21.57	22,148	0.42%	-6.84%	to	-6.66%
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2 (FDCA2)
2022	0.00%			1,860	38.92			72,391	0.11%	-21.05%
2021	0.00%			1,874	49.30			92,385	0.12%	24.27%
2020	0.00%			1,875	39.67			74,378	0.04%	33.34%
2019	0.00%			2	29.75			56	0.39%	29.82%
2018	0.00%			2	22.92			43	0.34%	-5.13%
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 (FDSCS2)
2022	0.00%	to	0.15%	455,809	12.88	to	29.08	12,348,102	0.63%	-18.57%	to	-18.45%
2021	0.00%	to	0.15%	402,345	15.82	to	35.66	13,727,481	0.15%	20.21%	to	20.39%
2020	0.00%	to	0.15%	305,400	13.16	to	29.62	8,701,542	0.63%	17.95%	to	18.12%
2019	0.00%	to	0.15%	199	11.16	to	25.08	4,764	0.91%	23.19%	to	23.37%
2018	0.00%	to	0.15%	131	9.06	to	20.33	2,604	0.60%	-13.38%	to	-13.27%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2022	0.00%	to	0.15%	294,187	15.79	to	32.29	9,145,177	1.82%	-5.39%	to	-5.25%
2021	0.00%	to	0.15%	267,265	16.69	to	34.08	8,895,348	1.45%	24.42%	to	24.60%
2020	0.00%	to	0.15%	342,904	13.41	to	27.35	8,464,030	2.34%	6.28%	to	6.44%
2019	0.00%	to	0.15%	161	12.62	to	25.70	4,089	1.91%	26.92%	to	27.11%
2018	0.00%	to	0.15%	123	9.94	to	20.22	2,477	1.89%	-8.72%	to	-8.51%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2022	0.00%	to	0.15%	637,230	20.35	to	47.26	27,425,428	0.32%	-24.76%	to	-24.64%
2021	0.00%	to	0.15%	662,135	27.04	to	62.71	38,525,319	0.00%	22.72%	to	22.90%
2020	0.00%	to	0.15%	467,189	22.03	to	51.03	23,566,935	0.04%	43.33%	to	43.55%
2019	0.00%	to	0.15%	397	15.37	to	35.55	13,936	0.06%	33.78%	to	33.98%
2018	0.00%	to	0.15%	358	11.49	to	26.53	9,475	0.00%	-0.61%	to	-0.45%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2022	0.00%	to	0.15%	249,336	16.70	to	37.05	8,742,560	1.87%	-5.31%	to	-5.17%
2021	0.00%	to	0.15%	170,379	17.64	to	39.07	6,165,414	2.66%	25.45%	to	25.64%
2020	0.00%	to	0.15%	105,452	14.06	to	31.10	2,918,766	1.94%	7.43%	to	7.59%
2019	0.00%	to	0.15%	102	13.09	to	28.90	2,909	3.87%	29.49%	to	29.68%
2018	0.00%	to	0.15%	134	10.11	to	22.29	2,963	0.35%	-9.33%	to	-9.21%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 (FGO2)
2022	0.00%	to	0.15%	584,995	21.01	to	51.78	27,777,836	0.00%	-38.41%	to	-38.32%
2021	0.00%	to	0.15%	771,116	34.11	to	83.95	59,872,595	0.00%	11.50%	to	11.67%
2020	0.00%	to	0.15%	749,150	30.59	to	75.18	51,854,757	0.00%	67.98%	to	68.23%
2019	0.00%	to	0.15%	720	18.21	to	44.69	31,262	0.00%	40.28%	to	40.49%
2018	0.00%	to	0.15%	278	12.98	to	31.81	8,254	0.05%	11.99%	to	12.20%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 (FHI2)
2022	0.00%	to	0.15%	361,056	10.65	to	15.54	5,607,295	8.29%	-11.81%	to	-11.67%
2021	0.00%			328,936	17.59			5,786,662	3.59%	4.29%
2020	0.00%			594,216	16.87			10,023,455	5.28%	2.42%
2019	0.00%	to	0.15%	942	11.34	to	16.47	15,488	5.53%	14.60%	to	14.77%
2018	0.00%	to	0.15%	284	9.90	to	14.35	4,063	6.67%	-3.79%	to	-3.63%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2022	0.00%	to	0.15%	6,113,831	10.32	to	12.77	77,582,359	2.19%	-13.34%	to	-13.21%
2021	0.00%	to	0.15%	6,599,667	11.91	to	14.72	96,761,782	1.88%	-1.04%	to	-0.90%
2020	0.00%	to	0.15%	5,801,243	12.04	to	14.85	85,961,238	2.47%	9.00%	to	9.16%
2019	0.00%	to	0.15%	3,120	11.04	to	13.60	42,391	2.90%	9.24%	to	9.40%
2018	0.00%	to	0.15%	2,024	10.11	to	12.43	25,148	2.47%	-0.98%	to	-0.80%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2022	0.00%	to	0.15%	378,867	14.77	to	26.61	9,536,003	0.28%	-15.09%	to	-14.97%
2021	0.00%	to	0.15%	381,280	17.40	to	31.30	11,405,308	0.40%	25.12%	to	25.31%
2020	0.00%	to	0.15%	325,332	13.90	to	24.98	7,956,690	0.40%	17.69%	to	17.87%
2019	0.00%	to	0.15%	323	11.81	to	21.19	6,736	0.68%	22.99%	to	23.17%
2018	0.00%	to	0.15%	351	9.61	to	17.20	5,943	0.00%	-14.88%	to	-14.77%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2022	0.00%	to	0.15%	565,587	29.33	to	29.45	16,651,274	2.49%	62.62%	to	62.87%
2021	0.00%	to	0.15%	364,920	18.04	to	18.08	6,597,274	2.60%	54.60%	to	54.83%
2020	0.00%	to	0.15%	53,848	11.67	to	11.68	628,783	2.08%	16.67%	to	16.79%	****
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2022	0.00%	to	0.15%	354,967	12.68	to	17.33	6,048,948	0.77%	-24.79%	to	-24.68%
2021	0.00%	to	0.15%	407,844	16.86	to	23.01	9,284,082	0.35%	19.21%	to	19.39%
2020	0.00%	to	0.15%	420,265	14.14	to	19.28	8,024,096	0.23%	15.16%	to	15.33%
2019	0.00%	to	0.15%	488	12.28	to	16.71	8,161	1.64%	27.31%	to	27.50%
2018	0.00%	to	0.15%	481	9.65	to	13.11	6,298	1.28%	-15.13%	to	-15.04%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2022	0.00%	to	0.15%	383,820	10.96	to	21.75	8,198,241	1.02%	-27.80%	to	-27.69%
2021	0.00%	to	0.15%	485,317	15.19	to	30.08	14,187,285	1.08%	38.44%	to	38.64%
2020	0.00%	to	0.15%	364,928	10.97	to	21.69	7,787,899	1.81%	-6.93%	to	-6.79%
2019	0.00%	to	0.15%	509	11.79	to	23.27	11,702	1.50%	22.76%	to	22.95%
2018	0.00%	to	0.15%	532	9.60	to	18.93	9,980	2.76%	-6.61%	to	-6.47%
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 (FV2)
2022	0.00%	to	0.15%	421,157	16.31	to	34.93	13,997,346	1.51%	-4.43%	to	-4.29%
2021	0.00%	to	0.15%	303,257	17.07	to	36.49	10,561,391	1.61%	29.52%	to	29.72%
2020	0.00%	to	0.15%	126,669	13.18	to	28.13	3,293,216	1.36%	5.86%	to	6.02%
2019	0.00%	to	0.15%	153	12.45	to	26.53	3,832	1.87%	31.68%	to	31.88%
2018	0.00%	to	0.15%	132	9.45	to	20.12	2,483	0.78%	-14.25%	to	-14.09%
Fidelity Variable Insurance Products - VIP FundsManager 20% Portfolio: Service Class 2 (FVF202)
2022	0.00%			956	13.44			12,848	2.21%	-9.76%
2021	0.00%			956	14.89			14,237	0.78%	3.52%
2020	0.00%			1,407	14.39			20,240	0.98%	8.07%
2019	0.00%			1	13.31			19	1.77%	10.16%
2018	0.00%			1	12.08			17	1.68%	-1.87%
Fidelity Variable Insurance Products - VIP FundsManager 50% Portfolio: Service Class 2 (FVF502)
2022	0.00%			59	17.68			1,046	0.31%	-14.04%
2021	0.00%			12,843	20.56			264,092	0.94%	9.88%
2020	0.00%			18,460	18.71			345,465	0.97%	13.89%
2019	0.00%			24	16.43			391	1.47%	17.69%
2018	0.00%			31	13.96			433	1.20%	-5.42%
Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Service Class 2 (FVF602)
2022	0.00%			38,808	19.38			752,086	1.69%	-15.25%
2021	0.00%			39,193	22.87			896,245	0.96%	12.21%
2020	0.00%			39,371	20.38			802,366	0.93%	14.92%
2019	0.00%			53	17.73			942	1.38%	20.25%
2018	0.00%			54	14.75			800	1.11%	-6.47%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products - VIP FundsManager 70% Portfolio: Service Class 2 (FVF702)
2022	0.00%			83	20.96			1,747	1.49%	-15.79%
2021	0.00%			83	24.89			2,075	0.90%	14.44%
2020	0.00%			83	21.75			1,805	0.80%	15.94%
2019	0.00%			-	18.76			2	1.23%	22.54%
2018	0.00%			-	15.31			1	0.88%	-7.66%
Fidelity Variable Insurance Products Fund - VIP Freedom Income Portfolio: Service Class 2 (FVFI2)
2022	0.00%	to	0.15%	292,991	11.27	to	12.01	3,504,526	1.89%	-12.39%	to	-12.26%
2021	0.00%	to	0.15%	493,887	12.87	to	13.68	6,730,592	0.73%	2.87%	to	3.03%
2020	0.00%	to	0.15%	629,799	12.51	to	13.28	8,355,075	1.93%	10.12%	to	10.29%
2019	0.00%	to	0.15%	164	11.36	to	12.04	1,972	3.11%	11.47%	to	11.63%
2018	0.00%	to	0.15%	89	10.19	to	10.79	960	1.55%	-2.39%	to	-2.26%
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 (FVICA2)
2022	0.00%	to	0.15%	1,249,400	13.55	to	22.13	26,557,322	0.09%	-26.68%	to	-26.57%
2021	0.00%	to	0.15%	1,231,478	18.48	to	30.13	35,772,586	0.00%	11.94%	to	12.11%
2020	0.00%	to	0.15%	1,188,493	16.50	to	26.88	30,851,198	0.16%	21.73%	to	21.91%
2019	0.00%	to	0.15%	999	13.56	to	22.05	21,059	0.31%	32.73%	to	32.93%
2018	0.00%	to	0.15%	897	10.22	to	16.59	14,290	0.56%	-13.10%	to	-12.96%
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)
2022	0.00%	to	0.15%	2,228,813	10.88	to	14.29	31,556,282	3.01%	-11.65%	to	-11.52%
2021	0.00%	to	0.15%	2,869,695	12.31	to	16.15	45,745,934	2.49%	3.38%	to	3.53%
2020	0.00%	to	0.15%	2,531,219	11.91	to	15.60	39,318,963	3.18%	7.00%	to	7.16%
2019	0.00%	to	0.15%	2,315	11.13	to	14.56	33,540	3.26%	10.49%	to	10.66%
2018	0.00%	to	0.15%	2,170	10.08	to	13.16	28,453	3.63%	-2.89%	to	-2.81%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2022	0.00%	to	0.15%	67,260	9.69	to	32.16	2,086,893	2.67%	-7.35%	to	-3.15%
2021	0.00%			895	34.71			31,055	1.25%	33.34%
2020	0.00%			939	26.03			24,440	1.07%	8.02%
2019	0.00%			1	24.10			23	1.38%	34.10%
2018	0.00%			1	17.97			21	0.69%	-17.49%
Fidelity Variable Insurance Products Fund - VIP Target Volatility Portfolio: Service Class 2 (FVTV2)
2022	0.00%			2,020	16.06			32,451	1.71%	-15.65%
2021	0.00%			21,887	19.05			416,855	0.02%	12.03%
2020	0.00%			21,902	17.00			372,327	1.29%	8.99%
2019	0.00%			22	15.60			342	1.11%	18.65%
2018	0.00%			33	13.15			440	1.48%	-5.94%
First Eagle Variable Funds - Overseas Variable Fund (FEOVF)
2022	0.00%	to	0.15%	1,869,648	11.39	to	23.84	42,567,104	2.11%	-8.30%	to	-8.17%
2021	0.00%	to	0.15%	1,971,648	12.42	to	25.96	49,110,158	0.98%	4.29%	to	4.44%
2020	0.00%	to	0.15%	1,859,877	11.91	to	24.85	44,490,322	2.51%	6.69%	to	6.85%
2019	0.00%	to	0.15%	2,293	11.16	to	23.26	52,158	0.33%	17.20%	to	17.38%
2018	0.00%	to	0.15%	2,280	9.52	to	19.81	44,544	2.24%	-10.69%	to	-10.56%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2022	0.00%	to	0.15%	697,093	8.64	to	15.38	10,596,497	0.00%	-5.09%	to	-4.95%
2021	0.00%	to	0.15%	937,708	9.11	to	16.18	14,990,137	0.00%	-5.14%	to	-4.99%
2020	0.00%	to	0.15%	1,441,573	9.60	to	17.03	24,292,360	8.71%	-5.42%	to	-5.28%
2019	0.00%	to	0.15%	2,529	10.15	to	17.98	45,071	6.79%	1.86%	to	2.01%
2018	0.00%	to	0.15%	2,493	9.97	to	17.63	43,646	0.00%	1.84%	to	1.97%
Franklin Global Real Estate II (FTVGR2)
2022	0.00%	to	0.15%	173,545	10.71	to	22.97	3,761,305	2.38%	-26.17%	to	-26.06%
2021	0.00%	to	0.15%	140,513	14.51	to	31.06	4,193,414	0.85%	26.60%	to	26.79%
2020	0.00%	to	0.15%	125,580	11.46	to	24.50	2,926,450	3.03%	-5.53%	to	-5.39%
2019	0.00%			123	25.90			3,197	3.27%	22.19%	to	22.37%
2018	0.00%	to	0.15%	156	9.93	to	21.16	3,293	2.71%	-6.85%	to	-6.78%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2022	0.00%	to	0.15%	710,771	12.98	to	30.35	20,328,622	4.42%	-5.62%	to	-5.47%
2021	0.00%	to	0.15%	952,769	13.76	to	32.10	29,042,224	4.87%	16.58%	to	16.75%
2020	0.00%	to	0.15%	817,213	11.80	to	27.50	21,730,983	5.82%	0.54%	to	0.69%
2019	0.00%	to	0.15%	904	11.74	to	27.31	24,000	5.19%	15.88%	to	16.06%
2018	0.00%	to	0.15%	837	10.13	to	23.53	19,209	4.90%	-4.43%	to	-4.31%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 (FTVMS2)
2022	0.00%	to	0.15%	79,574	11.97	to	30.03	2,204,702	1.83%	-7.57%	to	-7.43%
2021	0.00%	to	0.15%	80,484	12.95	to	32.44	2,582,139	2.70%	18.99%	to	19.17%
2020	0.00%	to	0.15%	90,860	10.88	to	27.22	2,462,380	2.63%	-5.19%	to	-5.04%
2019	0.00%	to	0.15%	111	11.48	to	28.67	3,017	1.70%	22.39%	to	22.57%
2018	0.00%	to	0.15%	163	9.38	to	23.39	3,672	2.37%	-9.20%	to	-9.06%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2022	0.00%	to	0.15%	623,341	18.04	to	21.77	13,382,387	0.80%	-10.70%	to	-10.57%
2021	0.00%	to	0.15%	603,503	20.21	to	24.34	14,435,492	0.96%	26.60%	to	26.79%
2020	0.00%	to	0.15%	441,656	15.96	to	19.20	8,321,735	1.10%	15.80%	to	15.97%
2019	0.00%	to	0.15%	514	13.78	to	16.55	8,437	1.24%	29.04%	to	29.23%
2018	0.00%	to	0.15%	453	10.68	to	12.81	5,788	1.23%	-5.24%	to	-5.04%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2022	0.00%	to	0.15%	486,068	10.08	to	18.90	8,796,168	4.44%	-10.89%	to	-10.75%
2021	0.00%	to	0.15%	517,230	11.31	to	21.18	10,850,995	3.27%	1.96%	to	2.11%
2020	0.00%	to	0.15%	770,634	11.09	to	20.74	15,905,462	5.30%	3.27%	to	3.43%
2019	0.00%	to	0.15%	681	10.74	to	20.05	13,577	4.96%	7.89%	to	8.05%
2018	0.00%	to	0.15%	684	9.95	to	18.56	12,687	2.75%	-2.36%	to	-2.11%
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 (FTVUG2)
2022	0.00%	to	0.15%	521,166	9.69	to	12.23	6,360,670	2.40%	-9.89%	to	-9.75%
2021	0.00%	to	0.15%	800,740	10.75	to	13.55	10,712,039	2.22%	-1.97%	to	-1.83%
2020	0.00%	to	0.15%	767,411	10.97	to	13.80	10,432,357	3.86%	3.68%	to	3.83%
2019	0.00%	to	0.15%	763	10.58	to	13.29	10,076	2.70%	5.07%	to	5.23%
2018	0.00%	to	0.15%	444	10.07	to	12.63	5,610	2.33%	0.20%	to	0.32%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares (GVGMNS)
2022	0.00%			12,905	12.35			159,439	0.00%	-19.16%
2021	0.00%			12,961	15.28			198,077	0.00%	16.17%
2020	0.00%			13,031	13.16			171,429	0.29%	4.11%
2019	0.00%			13	12.64			166	1.50%	11.94%
2018	0.00%			13	11.29			149	0.67%	-4.32%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares (GVMSA)
2022	0.00%	to	0.15%	555,068	10.40	to	10.65	5,779,587	3.97%	-6.75%	to	-6.61%
2021	0.00%	to	0.15%	429,605	11.13	to	11.42	4,791,700	1.37%	4.50%	to	4.66%
2020	0.00%	to	0.15%	372,742	10.64	to	10.93	3,971,012	1.78%	6.42%	to	6.58%
2019	0.00%	to	0.15%	243	9.98	to	10.27	2,427	2.85%	8.44%	to	8.60%
2018	0.00%	to	0.15%	239	9.19	to	9.47	2,199	1.12%	-7.25%	to	-7.08%
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2022	0.00%	to	0.15%	1,898,099	11.00	to	12.88	24,362,829	2.20%	-1.00%	to	-0.85%
2021	0.00%	to	0.15%	1,817,705	11.11	to	12.99	23,396,989	2.44%	2.35%	to	2.50%
2020	0.00%	to	0.15%	1,331,332	10.86	to	12.67	16,816,416	5.41%	-0.14%	to	0.01%
2019	0.00%	to	0.15%	1,739	10.87	to	12.67	21,949	5.07%	7.44%	to	7.60%
2018	0.00%	to	0.15%	2,726	10.12	to	11.78	31,994	2.96%	-0.98%	to	-0.76%
Guggenheim Variable Funds Trust - Series B (Large Cap Value Series) (GVLCVB)
2022	0.00%			1,078	32.05			34,543	1.31%	-1.32%
2021	0.00%			1,118	32.48			36,328	2.05%	27.03%
2020	0.00%			1,153	25.57			29,481	2.22%	2.21%
2019	0.00%			1	25.02			37	1.78%	21.82%
2018	0.00%			2	20.54			31	1.35%	-9.52%
Rydex Variable Trust - Russell 2000(R) 2X Strategy Fund (GVR2XS)
2022	0.00%			29,434	17.39			511,995	0.00%	-43.01%
2021	0.00%			42,425	30.52			1,294,904	0.00%	25.77%
2020	0.00%			164,212	24.27			3,985,222	0.24%	17.20%
2019	0.00%	to	0.15%	118	12.80	to	20.71	2,426	0.80%	46.93%	to	47.15%
2018	0.00%	to	0.15%	36	8.71	to	14.07	490	0.00%	-26.31%	to	-26.22%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - U.S. Government Money Market Fund (GVRUGM)
2022	0.00%			25,626	11.34			290,590	0.73%	0.73%
2021	0.00%			25,838	11.26			290,855	0.00%	0.00%
2020	0.00%			92,205	11.26			1,037,947	0.07%	0.07%
2019	0.00%			144	11.25			1,615	0.87%	-0.43%	to	0.87%
2018	0.00%	to	1.30%	157	9.21	to	11.15	1,753	0.56%	-0.75%	to	0.54%
Guggenheim Variable Funds Trust - Series E (Total Return Bond) (GVTRBE)
2022	0.00%	to	0.15%	5,126,246	10.39	to	14.09	71,652,740	2.91%	-16.27%	to	-16.15%
2021	0.00%	to	0.15%	5,442,870	12.41	to	16.81	90,648,878	1.71%	-0.58%	to	-0.43%
2020	0.00%	to	0.15%	5,128,019	12.48	to	16.88	86,059,466	1.85%	14.04%	to	14.21%
2019	0.00%	to	0.15%	3,805	10.95	to	14.78	55,821	2.81%	4.33%	to	4.49%
2018	0.00%	to	0.15%	3,536	10.49	to	14.15	49,735	4.30%	0.96%	to	1.14%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2022	0.00%	to	0.15%	9,833,506	0.59	to	3.77	5,906,240	0.00%	34.63%	to	34.84%
2021	0.00%	to	0.15%	237,119	0.44	to	2.80	126,558	0.00%	-25.57%	to	-25.45%
2020	0.00%			181,390	0.59			107,365	0.24%	-38.00%
2019	0.00%	to	0.15%	71	0.95	to	6.08	164	0.33%	-28.94%	to	-28.01%
2018	0.00%	to	1.30%	3,150	1.09	to	8.46	4,221	0.00%	-3.54%	to	-2.21%
Rydex Variable Trust - Biotechnology Fund (RBF)
2022	0.00%	to	0.15%	89,658	13.33	to	59.74	4,400,756	0.00%	-13.44%	to	-13.31%
2021	0.00%	to	0.15%	66,672	15.40	to	68.92	3,489,982	0.00%	1.27%	to	1.42%
2020	0.00%	to	1.30%	74,097	15.21	to	67.95	3,862,239	0.00%	19.75%	to	21.31%
2019	0.00%	to	0.15%	74	12.56	to	56.01	3,247	0.00%	23.06%	to	24.67%
2018	0.00%	to	1.30%	79	10.09	to	44.93	2,923	0.00%	-10.62%	to	-9.45%
Rydex Variable Trust - Banking Fund (RBKF)
2022	0.00%	to	0.15%	101,928	10.28	to	11.74	1,051,483	1.01%	-17.14%	to	-17.02%
2021	0.00%	to	1.30%	246,055	10.48	to	14.17	3,051,568	0.52%	31.77%	to	33.49%
2020	0.00%	to	0.15%	152,240	9.28	to	10.63	1,429,957	2.46%	-8.60%	to	-8.46%
2019	0.00%			184	10.13			1,867	0.60%	26.73%	to	28.39%
2018	0.00%	to	1.30%	284	6.95	to	9.07	2,245	0.45%	-20.21%	to	-19.24%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2022	0.00%	to	0.15%	75,734	15.07	to	31.80	2,354,909	0.48%	-9.78%	to	-9.65%
2021	0.00%	to	0.15%	64,583	16.70	to	35.20	2,202,902	0.56%	22.75%	to	22.94%
2020	0.00%	to	0.15%	50,325	13.60	to	28.63	1,433,482	1.79%	19.57%	to	19.75%
2019	0.00%	to	0.15%	40	11.38	to	23.91	943	0.00%	19.86%	to	21.43%
2018	0.00%	to	1.30%	37	9.38	to	19.69	727	0.31%	-18.53%	to	-17.44%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2022	0.00%	to	0.15%	104,781	13.19	to	40.14	3,763,487	0.72%	-1.06%	to	-0.91%
2021	0.00%	to	0.15%	179,476	13.33	to	40.50	6,820,481	0.95%	10.45%	to	10.62%
2020	0.00%	to	0.15%	154,023	12.07	to	36.62	5,546,233	1.18%	7.41%	to	7.58%
2019	0.00%	to	0.15%	272	11.24	to	34.04	8,887	0.90%	20.75%	to	22.33%
2018	0.00%	to	1.30%	187	9.20	to	27.82	5,214	0.53%	-13.27%	to	-12.13%
Rydex Variable Trust - Electronics Fund (RELF)
2022	0.00%	to	0.15%	141,451	23.67	to	54.13	6,654,454	0.00%	-32.80%	to	-32.70%
2021	0.00%	to	1.30%	87,006	35.22	to	80.43	5,424,646	0.00%	36.47%	to	38.25%
2020	0.00%	to	1.30%	68,291	25.51	to	58.18	3,833,459	0.00%	53.95%	to	55.96%
2019	0.00%	to	1.30%	108	16.38	to	37.30	3,891	0.00%	57.23%	to	59.28%
2018	0.00%	to	1.30%	36	10.30	to	23.42	759	0.00%	-13.87%	to	-12.71%
Rydex Variable Trust - Energy Fund (RENF)
2022	0.00%	to	1.30%	672,753	12.42	to	17.13	10,754,951	0.78%	46.38%	to	48.29%
2021	0.00%	to	1.30%	532,010	8.39	to	11.70	5,774,038	0.74%	48.52%	to	50.46%
2020	0.00%	to	0.15%	225,570	5.58	to	7.41	1,584,773	1.85%	-34.27%	to	-34.17%
2019	0.00%	to	1.30%	337	8.49	to	12.12	3,737	0.19%	5.43%	to	6.81%
2018	0.00%	to	1.30%	164	7.96	to	11.50	1,709	0.78%	-26.47%	to	-25.51%
Rydex Variable Trust - Energy Services Fund (RESF)
2022	0.00%	to	1.30%	2,200,196	5.64	to	5.85	12,856,254	0.00%	40.73%	to	42.56%
2021	0.00%	to	0.15%	346,096	3.97	to	4.10	1,411,803	0.09%	17.33%	to	17.50%
2020	0.00%	to	0.15%	367,858	3.38	to	3.49	1,276,935	0.59%	-37.43%	to	-37.33%
2019	0.00%	to	0.15%	173	5.40	to	5.57	962	0.00%	-1.35%	to	-0.07%
2018	0.00%	to	1.30%	30	5.41	to	5.85	167	1.08%	-46.38%	to	-45.61%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Financial Services Fund (RFSF)
2022	0.00%	to	0.15%	130,528	13.85	to	18.17	2,329,654	0.45%	-18.24%	to	-18.11%
2021	0.00%	to	1.30%	339,417	16.94	to	22.19	7,470,443	0.30%	33.52%	to	35.26%
2020	0.00%	to	0.15%	187,237	12.54	to	16.40	3,052,122	1.47%	-0.26%	to	-0.11%
2019	0.00%	to	0.15%	212	12.57	to	16.42	3,455	1.04%	26.42%	to	28.08%
2018	0.00%	to	1.30%	77	9.83	to	12.82	988	0.29%	-13.45%	to	-12.31%
Rydex Variable Trust - Health Care Fund (RHCF)
2022	0.00%	to	1.30%	100,795	16.68	to	47.09	4,403,749	0.00%	-13.14%	to	-12.00%
2021	0.00%	to	1.30%	155,800	18.98	to	53.52	7,541,472	0.00%	17.30%	to	18.84%
2020	0.00%	to	1.30%	91,516	16.00	to	45.03	3,551,771	0.00%	17.15%	to	18.68%
2019	0.00%	to	1.30%	64	13.50	to	37.95	2,221	0.00%	20.98%	to	22.57%
2018	0.00%	to	1.30%	70	11.03	to	30.96	2,032	0.00%	-0.08%	to	1.24%
Rydex Variable Trust - High Yield Strategy Fund (RHYS)
2022	0.00%	to	0.15%	157,701	10.32	to	12.02	1,892,059	0.88%	-11.61%	to	-11.48%
2021	0.00%	to	0.15%	156,599	11.67	to	13.58	2,117,401	0.00%	1.54%	to	1.69%
2020	0.00%	to	0.15%	446,863	11.49	to	13.36	5,964,570	5.39%	-0.62%	to	-0.47%
2019	0.00%	to	0.15%	157	11.57	to	13.42	2,092	3.90%	13.67%	to	13.84%
2018	0.00%	to	0.15%	62	10.18	to	11.79	725	7.54%	-0.97%	to	-0.84%
Rydex Variable Trust - Internet Fund (RINF)
2022	0.00%			27,907	40.51			1,121,656	0.00%	-44.84%
2021	0.00%			30,155	73.44			2,214,662	0.00%	-4.66%
2020	0.00%	to	1.30%	44,197	57.32	to	77.03	3,384,444	0.00%	58.14%	to	60.21%
2019	0.00%	to	0.15%	30	14.04	to	48.08	1,365	0.00%	23.84%	to	25.46%
2018	0.00%	to	1.30%	39	11.20	to	38.32	1,292	0.00%	-4.44%	to	-3.21%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2022	0.00%	to	0.15%	320,123	3.89	to	9.68	1,244,773	0.00%	45.99%	to	46.21%
2021	0.00%			687,627	2.66			1,827,190	0.00%	0.97%
2020	0.00%	to	0.15%	642,602	2.63	to	6.58	1,728,229	0.28%	-21.21%	to	-21.09%
2019	0.00%			309	3.34			1,032	0.00%	-14.41%	to	-13.29%
2018	0.00%	to	1.30%	549	2.63	to	9.64	2,111	0.00%	2.33%	to	3.77%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2022	0.00%			97,181	11.92			1,158,133	0.00%	-13.07%
2021	0.00%			3,292	13.71			45,126	0.28%	18.71%
2020	0.00%			67,571	11.55			780,337	0.64%	0.24%
2019	0.00%			124	11.52			1,429	2.09%	26.77%	to	28.43%
2018	0.00%	to	1.30%	31	8.73	to	9.12	277	0.30%	-20.05%	to	-18.97%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2022	0.00%			8,802	18.39			161,886	0.00%	-42.99%
2021	0.00%			5,950	32.26			191,945	0.00%	-14.09%
2020	0.00%			11,422	37.55			428,938	0.74%	40.46%
2019	0.00%	to	0.15%	5	14.29	to	26.74	129	1.60%	37.23%	to	39.03%
2018	0.00%	to	1.30%	7	10.29	to	19.23	127	0.00%	-23.98%	to	-22.96%
Rydex Variable Trust - Leisure Fund (RLF)
2022	0.00%			31,309	27.62			864,655	0.00%	-27.56%
2021	0.00%			35,751	38.13			1,363,045	0.00%	0.92%
2020	0.00%	to	0.15%	195,451	14.40	to	37.78	7,103,841	0.00%	20.83%	to	21.01%
2019	0.00%			98	31.22			3,066	0.16%	27.61%	to	29.28%
2018	0.00%	to	1.30%	10	9.23	to	24.15	237	0.38%	-14.55%	to	-13.41%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2022	0.00%			14,790	48.57			718,358	0.00%	-23.20%
2021	0.00%			3,576	63.24			226,126	0.00%	35.25%
2020	0.00%			2,154	46.76			100,720	0.28%	10.69%
2019	0.00%	to	1.30%	9	42.24	to	57.82	375	0.28%	34.35%	to	36.11%
2018	0.00%	to	1.30%	10	9.20	to	43.04	314	0.01%	-20.44%	to	-19.40%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2022	0.00%	to	0.15%	10,556	11.67	to	32.05	338,154	0.00%	-33.56%	to	-33.46%
2021	0.00%			9,610	48.16			462,860	0.06%	19.00%
2020	0.00%			52,796	40.47			2,136,877	0.00%	20.04%
2019	0.00%			2	33.72			59	0.00%	33.62%	to	35.37%
2018	0.00%	to	1.30%	19	9.13	to	34.64	464	0.00%	-20.61%	to	-19.57%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Nova Fund (RNF)
2022	0.00%	to	0.15%	25,286	18.30	to	49.68	1,255,984	0.31%	-30.37%	to	-30.26%
2021	0.00%	to	1.30%	461,540	26.28	to	71.24	32,636,025	0.33%	40.35%	to	42.18%
2020	0.00%	to	0.15%	499,184	18.51	to	50.10	24,915,713	0.84%	19.85%	to	20.03%
2019	0.00%	to	1.30%	337	15.45	to	41.74	13,965	0.52%	43.17%	to	45.04%
2018	0.00%	to	1.30%	478	10.67	to	28.78	13,657	0.00%	-11.49%	to	-10.31%
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2022	0.00%	to	1.30%	185,313	18.12	to	68.47	12,056,260	0.00%	-34.99%	to	-34.14%
2021	0.00%	to	1.30%	365,374	27.56	to	103.96	37,377,541	0.00%	23.92%	to	25.54%
2020	0.00%	to	1.30%	352,946	21.98	to	83.70	28,369,773	0.38%	43.09%	to	44.96%
2019	0.00%	to	1.30%	338	15.19	to	58.50	18,018	0.11%	35.09%	to	36.86%
2018	0.00%	to	1.30%	187	11.11	to	43.30	7,331	0.00%	-3.09%	to	-1.81%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2022	0.00%	to	0.15%	642,774	14.35	to	14.72	9,457,168	0.38%	-11.22%	to	-11.08%
2021	0.00%	to	0.15%	204,167	16.16	to	16.55	3,378,805	3.91%	-9.33%	to	-9.19%
2020	0.00%	to	1.30%	201,578	14.10	to	18.23	3,668,986	4.75%	32.57%	to	34.30%
2019	0.00%	to	0.15%	298	13.29	to	13.57	4,045	0.00%	50.23%	to	52.20%
2018	0.00%	to	1.30%	288	7.08	to	8.92	2,568	4.96%	-17.67%	to	-16.56%
Rydex Variable Trust - Real Estate Fund (RREF)
2022	0.00%	to	0.15%	27,490	10.78	to	19.89	536,111	0.65%	-27.50%	to	-27.40%
2021	0.00%	to	0.15%	172,344	14.87	to	27.39	4,694,629	0.81%	33.87%	to	34.07%
2020	0.00%	to	0.15%	27,330	11.11	to	20.43	547,602	1.65%	-5.96%	to	-5.82%
2019	0.00%	to	0.15%	54	11.81	to	21.69	1,122	1.40%	22.83%	to	24.43%
2018	0.00%	to	1.30%	266	9.51	to	18.63	4,576	0.69%	-8.54%	to	-7.34%
Rydex Variable Trust - Retailing Fund (RRF)
2022	0.00%	to	0.15%	17,855	15.22	to	36.97	599,728	0.00%	-26.63%	to	-26.52%
2021	0.00%	to	0.15%	64,015	20.74	to	50.32	3,136,220	0.00%	11.58%	to	11.75%
2020	0.00%	to	0.15%	71,281	18.59	to	45.03	3,120,108	0.00%	43.45%	to	43.67%
2019	0.00%			14	31.34			429	0.00%	22.87%	to	24.48%
2018	0.00%	to	1.30%	95	10.42	to	25.18	2,392	0.00%	-4.50%	to	-3.23%
Rydex Variable Trust - Guggenheim Long Short Equity Fund (RSRF)
2022	0.00%	to	0.15%	98,462	11.53	to	19.28	1,833,447	0.55%	-14.52%	to	-14.39%
2021	0.00%	to	0.15%	102,996	13.49	to	22.52	2,265,963	0.67%	23.61%	to	23.80%
2020	0.00%	to	0.15%	71,051	10.91	to	18.19	1,265,781	0.85%	4.77%	to	4.93%
2019	0.00%	to	0.15%	133	10.42	to	17.34	2,268	0.56%	4.18%	to	5.54%
2018	0.00%	to	1.30%	149	9.88	to	17.84	2,431	0.00%	-14.07%	to	-12.93%
Rydex Variable Trust - Technology Fund (RTEC)
2022	0.00%	to	0.15%	51,396	18.28	to	46.12	2,266,228	0.00%	-36.35%	to	-36.25%
2021	0.00%	to	0.15%	113,450	28.71	to	72.34	7,903,899	0.00%	20.32%	to	20.50%
2020	0.00%	to	0.15%	71,420	23.86	to	60.04	4,035,227	0.00%	49.02%	to	49.25%
2019	0.00%	to	0.15%	153	16.01	to	40.23	6,066	0.00%	37.94%	to	39.75%
2018	0.00%	to	1.30%	126	11.48	to	28.78	3,506	0.00%	-2.79%	to	-1.51%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2022	0.00%			73,548	14.25			1,048,229	0.83%	-25.85%
2021	0.00%			288,789	19.22			5,550,702	0.62%	8.98%
2020	0.00%			104,310	17.64			1,839,640	0.52%	9.49%
2019	0.00%			89	16.11			1,439	0.00%	11.75%	to	13.21%
2018	0.00%	to	1.30%	78	9.85	to	14.23	1,106	0.59%	-6.55%	to	-5.26%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2022	0.00%	to	0.15%	147,322	19.31	to	57.07	7,883,028	0.00%	-39.86%	to	-39.77%
2021	0.00%	to	1.30%	626,897	32.11	to	94.75	59,059,626	0.00%	56.25%	to	58.29%
2020	0.00%	to	1.30%	352,232	20.32	to	59.86	20,879,682	1.17%	16.57%	to	18.10%
2019	0.00%	to	1.30%	342	17.23	to	50.69	17,090	0.00%	60.42%	to	62.52%
2018	0.00%	to	1.30%	185	10.62	to	31.19	5,648	0.00%	-16.49%	to	-15.41%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Transportation Fund (RTRF)
2022	0.00%			20,942	33.95			710,990	0.00%	-35.03%
2021	0.00%			45,725	52.25			2,389,178	0.00%	22.17%
2020	0.00%			80,158	42.77			3,428,205	0.07%	40.62%
2019	0.00%			47	30.41			1,431	0.00%	20.66%	to	22.24%
2018	0.00%	to	1.30%	18	9.31	to	24.88	350	0.00%	-21.11%	to	-20.05%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2022	0.00%	to	0.15%	2,616,480	1.29	to	4.65	3,432,642	0.00%	16.42%	to	16.59%
2021	0.00%	to	0.15%	242,934	1.11	to	4.00	287,633	0.00%	-24.55%	to	-24.44%
2020	0.00%	to	0.15%	271,405	1.47	to	5.30	408,759	0.37%	-25.14%	to	-25.02%
2019	0.00%	to	0.15%	185	1.96	to	7.08	403	0.40%	-23.91%	to	-22.91%
2018	0.00%	to	1.30%	689	1.58	to	9.19	1,836	0.00%	2.60%	to	4.10%
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2022	0.00%	to	0.15%	191,483	7.88	to	14.34	2,731,787	1.39%	-40.92%	to	-40.83%
2021	0.00%			187,999	24.24			4,557,030	0.33%	-7.49%
2020	0.00%			149,633	26.20			3,920,866	0.13%	21.96%
2019	0.00%			110	21.48			2,358	1.20%	15.27%	to	16.78%
2018	0.00%	to	1.30%	219	10.16	to	18.40	4,024	1.61%	-6.53%	to	-5.30%
Rydex Variable Trust - Utilities Fund (RUTL)
2022	0.00%	to	1.30%	244,861	14.12	to	33.05	8,058,645	0.74%	-0.26%	to	1.04%
2021	0.00%	to	0.15%	156,302	13.99	to	32.71	5,092,801	1.42%	14.35%	to	14.52%
2020	0.00%			138,089	28.56			3,944,013	2.05%	-5.13%
2019	0.00%	to	1.30%	150	12.92	to	30.11	4,513	0.27%	17.48%	to	19.01%
2018	0.00%	to	1.30%	372	10.87	to	25.35	9,417	2.06%	2.42%	to	3.82%
Rydex Variable Trust - Multi-Hedge Strategies Fund (RVARS)
2022	0.00%	to	0.15%	509,402	11.41	to	11.94	6,052,218	1.06%	-3.54%	to	-3.40%
2021	0.00%	to	0.15%	426,371	11.83	to	12.36	5,238,181	0.00%	7.94%	to	8.10%
2020	0.00%	to	0.15%	374,331	10.96	to	11.44	4,254,805	1.84%	7.23%	to	7.39%
2019	0.00%	to	0.15%	220	10.22	to	10.65	2,341	2.39%	4.86%	to	5.01%
2018	0.00%	to	0.15%	227	9.75	to	10.14	2,300	0.00%	-5.16%	to	-5.06%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2022	0.00%	to	0.15%	1,515,279	3.72	to	14.50	5,714,613	4.95%	22.70%	to	22.88%
2021	0.00%	to	0.15%	1,073,485	3.02	to	11.82	3,253,235	0.00%	39.34%	to	39.54%
2020	0.00%			856,462	2.17			1,855,560	1.27%	-22.72%
2019	0.00%	to	0.15%	522	2.80	to	10.99	1,471	1.26%	15.08%	to	15.25%
2018	0.00%	to	0.15%	475	2.43	to	9.55	1,196	4.32%	-15.33%	to	-15.26%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2022	0.00%	to	0.15%	122,275	23.04	to	179.01	20,183,476	0.00%	-61.10%	to	-61.04%
2021	0.00%	to	1.30%	152,812	59.24	to	459.49	65,822,355	0.00%	51.47%	to	53.45%
2020	0.00%	to	1.30%	205,023	38.66	to	299.44	57,473,407	0.27%	84.46%	to	86.87%
2019	0.00%	to	1.30%	285	20.72	to	160.24	44,371	0.20%	78.17%	to	80.50%
2018	0.00%	to	1.30%	256	11.50	to	88.78	20,298	0.00%	-10.49%	to	-9.31%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2022	0.00%	to	0.15%	10,199,508	0.10	to	1.64	980,713	0.00%	4.91%	to	5.06%
2021	0.00%			3,828,033	0.09			349,028	0.00%	-35.33%
2020	0.00%	to	0.15%	6,775,205	0.14	to	2.43	956,250	0.84%	-45.84%	to	-45.76%
2019	0.00%	to	0.15%	398	0.26	to	4.48	106	0.00%	-36.92%	to	-36.10%
2018	0.00%	to	1.30%	733	0.32	to	7.02	345	0.00%	0.00%	to	2.50%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2022	0.00%	to	0.15%	101,350	1.00	to	5.00	105,565	0.00%	8.90%	to	9.07%
2021	0.00%			13	0.92			12	0.00%	-23.23%
2020	0.00%			13	1.20			16	0.72%	-24.89%
2019	0.00%	to	0.15%	19	1.60	to	7.99	69	0.20%	-21.34%	to	-20.31%
2018	0.00%	to	1.30%	142	1.52	to	10.05	319	0.00%	9.35%	to	10.80%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2022	0.00%	to	0.15%	1,396,209	0.94	to	5.25	1,321,123	0.00%	17.19%	to	17.36%
2021	0.00%			27,715	0.80			22,279	0.00%	-18.48%
2020	0.00%	to	0.15%	52,233	0.99	to	5.50	61,552	0.46%	-30.91%	to	-30.81%
2019	0.00%	to	0.15%	102	1.43	to	7.96	221	0.63%	-21.64%	to	-20.62%
2018	0.00%	to	1.30%	1,338	1.41	to	10.04	2,409	0.00%	10.16%	to	11.11%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2022	0.00%			51,974	41.42			2,152,854	0.00%	-28.35%
2021	0.00%	to	0.15%	227,643	21.89	to	57.81	13,125,861	0.00%	27.40%	to	27.59%
2020	0.00%	to	1.30%	139,417	17.19	to	45.31	6,288,423	0.00%	25.68%	to	27.32%
2019	0.00%	to	1.30%	188	29.53	to	35.59	6,699	0.00%	24.96%	to	26.60%
2018	0.00%	to	1.30%	185	10.69	to	28.11	5,167	0.00%	-6.86%	to	-5.64%
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2022	0.00%	to	1.30%	362,535	13.84	to	32.98	11,302,036	0.64%	-3.81%	to	-2.55%
2021	0.00%	to	1.30%	266,052	14.22	to	33.84	8,816,048	0.57%	30.61%	to	32.32%
2020	0.00%	to	1.30%	197,016	10.76	to	25.58	4,850,228	1.70%	-11.72%	to	-10.56%
2019	0.00%	to	1.30%	120	12.05	to	28.60	3,208	0.76%	21.68%	to	23.27%
2018	0.00%	to	1.30%	170	9.79	to	23.20	3,772	0.00%	-14.43%	to	-13.30%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2022	0.00%	to	0.15%	36,710	20.11	to	68.75	2,498,137	0.00%	-20.61%	to	-20.49%
2021	0.00%	to	1.30%	116,316	25.33	to	86.47	8,997,376	0.00%	38.79%	to	40.60%
2020	0.00%	to	1.30%	32,483	18.04	to	61.50	1,517,651	0.75%	0.42%	to	1.73%
2019	0.00%	to	1.30%	55	17.76	to	60.45	2,720	0.84%	45.56%	to	47.47%
2018	0.00%	to	1.30%	60	12.06	to	40.99	2,380	0.14%	-15.36%	to	-14.23%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2022	0.00%	to	1.30%	122,607	12.20	to	36.25	4,409,904	0.00%	-23.62%	to	-22.62%
2021	0.00%	to	1.30%	138,462	15.78	to	46.85	6,440,511	0.00%	10.76%	to	12.21%
2020	0.00%	to	1.30%	168,943	14.09	to	41.75	7,030,845	0.00%	28.78%	to	30.47%
2019	0.00%	to	1.30%	36	10.81	to	32.00	1,141	0.00%	13.92%	to	15.41%
2018	0.00%	to	1.30%	57	9.38	to	27.73	1,556	0.00%	-15.96%	to	-14.83%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2022	0.00%	to	0.15%	101,061	14.80	to	35.77	3,589,879	0.65%	-5.36%	to	-5.22%
2021	0.00%	to	0.15%	104,465	15.63	to	37.74	3,926,603	0.07%	31.05%	to	31.25%
2020	0.00%			241,927	28.75			6,955,547	0.25%	7.42%
2019	0.00%	to	0.15%	34	11.12	to	26.77	918	0.00%	20.88%	to	22.46%
2018	0.00%	to	1.30%	39	9.10	to	21.86	856	0.00%	-20.04%	to	-18.98%
Rydex Variable Trust - Global Managed Futures Fund (RVMFU)
2022	0.00%	to	0.15%	989,478	8.60	to	11.87	8,511,627	2.85%	11.12%	to	11.28%
2021	0.00%	to	0.15%	367,846	7.72	to	10.68	2,846,643	0.00%	0.79%	to	0.94%
2020	0.00%	to	0.15%	504,081	7.65	to	10.60	3,871,037	4.51%	2.44%	to	2.60%
2019	0.00%			423	7.46			3,155	0.89%	7.98%	to	8.14%
2018	0.00%	to	0.15%	424	6.90	to	9.58	2,927	0.00%	-9.19%	to	-8.97%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2022	0.00%	to	0.15%	48,266	10.72	to	29.73	1,422,883	0.00%	-30.00%	to	-29.90%
2021	0.00%	to	0.15%	117,314	15.32	to	42.41	4,958,312	0.00%	18.98%	to	19.16%
2020	0.00%	to	1.30%	159,696	31.10	to	35.59	5,681,846	0.00%	14.26%	to	15.76%
2019	0.00%	to	1.30%	116	27.22	to	30.75	3,576	0.00%	11.12%	to	12.57%
2018	0.00%	to	1.30%	80	9.91	to	27.31	2,147	0.00%	-10.23%	to	-9.03%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2022	0.00%	to	0.15%	119,651	12.58	to	26.02	3,111,147	0.00%	-8.37%	to	-8.24%
2021	0.00%	to	1.30%	236,701	13.73	to	28.35	6,615,264	0.00%	41.56%	to	43.41%
2020	0.00%	to	0.15%	117,300	9.59	to	19.77	2,317,624	0.00%	-6.11%	to	-5.97%
2019	0.00%	to	0.15%	143	10.22	to	21.03	3,013	0.21%	19.12%	to	20.68%
2018	0.00%	to	1.30%	95	8.48	to	17.42	1,648	0.00%	-21.64%	to	-20.60%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2022	0.00%	to	0.15%	183,762	9.69	to	11.26	1,780,100	0.00%	15.50%	to	15.67%
2021	0.00%	to	0.15%	272,623	8.37	to	9.75	2,280,743	0.00%	10.93%	to	11.10%
2020	0.00%	to	0.15%	83,220	7.54	to	8.79	627,958	0.44%	-14.16%	to	-14.03%
2019	0.00%			64	8.77			563	0.76%	4.46%	to	4.61%
2018	0.00%	to	0.15%	229	8.38	to	9.80	1,917	0.00%	11.62%	to	11.73%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2022	0.00%	to	0.15%	36,181	5.09	to	7.23	184,231	0.00%	-18.58%	to	-18.45%
2021	0.00%			66,160	6.24			413,118	0.00%	-13.97%
2020	0.00%			160,195	7.26			1,162,708	0.17%	9.69%
2019	0.00%	to	0.15%	25	6.62	to	9.44	164	0.45%	-4.99%	to	-4.85%
2018	0.00%	to	0.15%	18	6.95	to	9.93	122	0.00%	-11.81%	to	-11.69%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2022	0.00%			3,114	21.10			65,695	2.11%	-9.12%
2021	0.00%			3,719	23.22			86,351	1.42%	21.74%
2020	0.00%			5,360	19.07			102,220	2.98%	6.65%
2019	0.00%			6	17.88			104	2.60%	21.40%
2018	0.00%			13	14.73			192	2.84%	-8.17%
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2022	0.00%	to	0.15%	57,452	15.18	to	31.44	1,713,161	0.37%	-27.89%	to	-27.78%
2021	0.00%	to	0.15%	58,190	21.06	to	43.53	2,405,373	0.46%	13.52%	to	13.69%
2020	0.00%	to	0.15%	55,417	18.55	to	38.29	2,060,468	1.32%	31.91%	to	32.10%
2019	0.00%	to	0.15%	53	14.06	to	28.98	1,507	0.80%	32.50%	to	32.70%
2018	0.00%	to	0.15%	60	10.61	to	21.84	1,298	1.56%	-7.26%	to	-7.10%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2022	0.00%	to	0.15%	201,008	10.90	to	16.40	3,220,047	6.16%	-9.83%	to	-9.70%
2021	0.00%	to	0.15%	393,602	12.09	to	18.16	7,059,257	3.69%	5.25%	to	5.41%
2020	0.00%	to	0.15%	485,614	11.48	to	17.23	8,297,457	6.97%	4.48%	to	4.64%
2019	0.00%	to	0.15%	561	10.99	to	16.47	9,162	6.97%	11.54%	to	11.71%
2018	0.00%	to	0.15%	443	9.85	to	14.74	6,479	7.87%	-4.28%	to	-4.10%
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2022	0.00%	to	0.15%	37,181	13.19	to	26.51	951,452	0.71%	-3.88%	to	-3.74%
2021	0.00%	to	0.15%	31,291	13.72	to	27.54	822,669	0.66%	25.99%	to	26.18%
2020	0.00%	to	0.15%	39,700	10.89	to	21.82	860,257	1.04%	-1.12%	to	-0.97%
2019	0.00%	to	0.15%	30	11.01	to	22.04	650	0.78%	22.39%	to	22.58%
2018	0.00%	to	0.15%	37	9.00	to	17.98	652	0.00%	-12.79%	to	-12.68%
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2022	0.00%			54	29.29			1,589	0.31%	-26.61%
2021	0.00%			55	39.92			2,184	0.39%	6.54%
2020	0.00%			55	37.47			2,061	1.30%	31.82%
2019	0.00%			-	28.42			2	0.63%	25.68%
2018	0.00%			-	22.61			1	1.01%	-10.31%
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2022	0.00%			28,555	38.72			1,105,734	0.43%	-30.69%
2021	0.00%			23,553	55.87			1,315,931	0.55%	27.77%
2020	0.00%			29,771	43.73			1,301,778	1.23%	37.87%
2019	0.00%			58	31.72			1,850	1.97%	33.92%
2018	0.00%	to	0.15%	47	11.20	to	23.68	1,105	1.49%	-3.78%	to	-3.66%
Invesco - Invesco V.I. Comstock Fund: Series I Shares (ACC1)
2022	0.00%	to	0.15%	546,091	16.84	to	35.00	18,095,990	1.91%	0.97%	to	1.12%
2021	0.00%	to	0.15%	216,097	16.68	to	34.61	7,188,317	2.23%	33.16%	to	33.36%
2020	0.00%	to	0.15%	130,661	12.53	to	25.95	3,253,024	1.93%	-1.00%	to	-0.85%
2019	0.00%	to	0.15%	152	12.65	to	26.17	3,839	1.86%	25.11%	to	25.30%
2018	0.00%	to	0.15%	179	10.11	to	20.89	3,700	1.62%	-12.32%	to	-12.15%
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2022	0.00%	to	0.15%	85,097	14.73	to	31.24	2,588,998	1.65%	-5.89%	to	-5.75%
2021	0.00%	to	0.15%	108,278	15.65	to	33.15	3,524,322	1.86%	28.31%	to	28.51%
2020	0.00%	to	0.15%	101,254	12.20	to	25.79	2,569,295	2.10%	1.94%	to	2.09%
2019	0.00%	to	0.15%	153	11.97	to	25.26	3,815	1.85%	25.00%	to	25.19%
2018	0.00%	to	0.15%	156	9.57	to	20.18	3,139	2.08%	-13.55%	to	-13.39%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2022	0.00%	to	0.15%	18,724	14.41	to	29.40	519,069	0.38%	-20.67%	to	-20.55%
2021	0.00%	to	0.15%	109,609	18.16	to	37.00	4,035,983	0.76%	27.55%	to	27.74%
2020	0.00%	to	0.15%	45,667	14.24	to	28.97	1,310,939	0.87%	13.68%	to	13.85%
2019	0.00%			82	25.44			2,068	1.24%	27.30%	to	28.96%
2018	0.00%	to	1.30%	53	9.73	to	19.73	1,037	0.75%	-10.58%	to	-9.37%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2022	0.00%	to	1.30%	835,555	19.97	to	23.83	19,910,210	2.86%	-10.72%	to	-9.55%
2021	0.00%	to	1.30%	321,530	22.37	to	26.35	8,470,900	5.56%	3.03%	to	4.38%
2020	0.00%	to	1.30%	363,353	21.71	to	25.24	9,170,931	7.41%	1.98%	to	3.32%
2019	0.00%	to	1.30%	272	21.29	to	24.43	6,655	8.27%	12.04%	to	13.51%
2018	0.00%	to	1.30%	151	9.92	to	21.52	3,253	6.80%	-4.62%	to	-3.37%
Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares (AVIE)
2022	0.00%	to	0.15%	242,008	11.90	to	14.59	3,465,245	1.30%	-18.43%	to	-18.31%
2021	0.00%	to	0.15%	324,423	14.59	to	17.86	5,783,149	1.18%	5.73%	to	5.89%
2020	0.00%	to	0.15%	282,110	13.80	to	16.87	4,741,689	2.75%	13.82%	to	14.00%
2019	0.00%	to	0.15%	396	12.12	to	14.80	5,850	1.26%	28.38%	to	28.57%
2018	0.00%	to	0.15%	427	9.44	to	11.51	4,906	1.86%	-15.11%	to	-14.99%
Invesco - Invesco V.I. American Value Fund: Series II Shares (IVAVS2)
2022	0.00%			4,418	10.22			45,173	0.30%	-2.86%
2021	0.00%			7,134	10.53			75,092	0.24%	5.25%			****
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2022	0.00%	to	0.15%	420,312	11.68	to	14.35	6,012,799	6.84%	-14.64%	to	-14.52%
2021	0.00%	to	0.15%	510,601	13.68	to	16.79	8,546,111	2.90%	9.10%	to	9.26%
2020	0.00%	to	0.15%	549,017	12.54	to	15.37	8,361,239	7.54%	9.82%	to	9.99%
2019	0.00%	to	0.15%	643	11.42	to	13.97	8,942	0.00%	14.71%	to	14.88%
2018	0.00%	to	0.15%	625	9.95	to	12.16	7,564	1.97%	-6.92%	to	-6.75%
Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares (IVCPB2)
2022	0.00%			241,428	9.47			2,285,222	0.44%	-5.35%			****
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares (IVCPBI)
2022	0.00%	to	0.15%	2,085,653	10.34	to	11.00	22,904,967	0.61%	-14.66%	to	-14.54%
2021	0.00%	to	0.15%	1,958,374	12.11	to	12.88	25,178,068	1.57%	-0.80%	to	-0.66%
2020	0.00%	to	0.15%	1,534,952	12.21	to	12.96	19,865,535	2.06%	9.56%	to	9.72%
2019	0.00%	to	0.15%	990	11.14	to	11.81	11,669	3.80%	10.90%	to	11.06%
2018	0.00%	to	0.15%	418	10.05	to	10.64	4,446	3.61%	-2.52%	to	-2.30%
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares (IVDDI)
2022	0.00%	to	0.15%	612,503	14.23	to	27.88	16,853,962	2.03%	-1.83%	to	-1.68%
2021	0.00%	to	0.15%	523,291	14.49	to	28.36	14,542,019	2.20%	18.72%	to	18.89%
2020	0.00%	to	0.15%	490,530	12.21	to	23.85	11,451,294	2.83%	-0.01%	to	0.14%
2019	0.00%	to	0.15%	763	12.21	to	23.82	17,905	2.98%	24.90%	to	25.09%
2018	0.00%	to	0.15%	796	9.77	to	19.04	14,926	2.45%	-7.74%	to	-7.57%
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares (IVGMMI)
2022	0.00%	to	1.30%	53,178,226	9.23	to	10.61	563,029,427	1.51%	0.15%	to	1.45%
2021	0.00%	to	1.30%	31,728,414	9.22	to	10.46	330,680,521	0.01%	-1.28%	to	0.01%
2020	0.00%	to	1.30%	31,304,043	9.34	to	10.45	326,983,998	0.26%	-1.00%	to	0.29%
2019	0.00%	to	1.30%	27,901	9.43	to	10.42	290,577	1.90%	0.58%	to	1.89%
2018	0.00%	to	1.30%	54,591	9.38	to	10.23	558,438	1.57%	0.21%	to	1.59%
Invesco - Invesco V.I. Government Securities Fund: Series I Shares (IVGS1)
2022	0.00%	to	0.15%	592,456	9.96	to	13.83	8,134,937	2.16%	-10.43%	to	-10.29%
2021	0.00%	to	0.15%	589,284	11.12	to	15.42	9,019,624	2.21%	-2.41%	to	-2.27%
2020	0.00%	to	0.15%	569,891	11.39	to	15.78	8,934,715	2.62%	6.11%	to	6.27%
2019	0.00%	to	0.15%	413	10.74	to	14.85	6,132	3.37%	5.91%	to	6.07%
2018	0.00%	to	0.15%	492	10.14	to	14.00	6,885	3.13%	0.40%	to	0.57%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2022	0.00%	to	0.15%	133,495	15.29	to	42.42	5,203,101	0.00%	-13.45%	to	-13.32%
2021	0.00%	to	0.15%	78,095	17.66	to	48.94	3,668,055	0.19%	12.13%	to	12.30%
2020	0.00%	to	0.15%	89,357	15.75	to	43.58	3,648,520	0.35%	14.29%	to	14.46%
2019	0.00%			72	38.07			2,755	0.04%	30.79%	to	32.50%
2018	0.00%	to	1.30%	63	10.42	to	28.73	1,658	0.00%	-0.38%	to	0.88%
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2022	0.00%	to	0.15%	326,940	14.07	to	25.96	8,271,175	1.72%	-7.65%	to	-7.51%
2021	0.00%	to	0.15%	308,091	15.23	to	28.07	8,463,995	1.99%	18.47%	to	18.65%
2020	0.00%	to	0.15%	330,828	12.86	to	23.65	7,600,561	1.47%	9.79%	to	9.95%
2019	0.00%	to	0.15%	607	11.71	to	21.51	12,863	2.76%	20.18%	to	20.36%
2018	0.00%	to	0.15%	666	9.74	to	17.87	11,820	2.32%	-9.65%	to	-9.52%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares (IVMCC2)
2022	0.00%	to	0.15%	100,776	13.56	to	30.53	3,046,200	0.07%	-14.58%	to	-14.45%
2021	0.00%	to	0.15%	115,133	15.88	to	35.68	3,999,057	0.28%	22.68%	to	22.86%
2020	0.00%	to	0.15%	110,868	12.94	to	29.04	3,114,949	0.49%	8.78%	to	8.94%
2019	0.00%	to	0.15%	147	11.90	to	26.66	3,851	0.23%	23.42%	to	25.04%
2018	0.00%	to	1.30%	152	9.53	to	24.16	3,180	0.00%	-12.75%	to	-11.61%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2022	0.00%	to	1.30%	661,114	10.22	to	31.29	13,655,775	2.77%	-25.90%	to	-24.94%
2021	0.00%	to	1.30%	776,368	13.63	to	42.23	21,332,451	2.62%	24.09%	to	25.71%
2020	0.00%	to	1.30%	808,918	10.86	to	34.03	17,644,200	4.99%	-13.45%	to	-12.32%
2019	0.00%	to	1.30%	910	12.41	to	39.32	22,538	4.62%	21.41%	to	23.00%
2018	0.00%	to	1.30%	793	10.10	to	32.39	16,098	4.31%	-7.35%	to	-6.15%
Invesco - Invesco V.I. Technology Fund: Series I Shares (IVT)
2022	0.00%	to	0.15%	161,441	15.46	to	41.77	6,024,132	0.00%	-40.04%	to	-39.95%
2021	0.00%	to	0.15%	160,950	25.79	to	69.56	10,444,396	0.00%	14.24%	to	14.41%
2020	0.00%	to	1.30%	181,898	22.57	to	60.80	10,619,990	0.00%	44.23%	to	46.11%
2019	0.00%	to	0.15%	114	15.47	to	41.61	4,702	0.00%	34.12%	to	35.88%
2018	0.00%	to	1.30%	113	11.40	to	30.62	3,269	0.00%	-1.79%	to	-0.46%
Invesco - Invesco V.I. Conservative Balanced Fund: Series II Shares (OVCBS)
2020	0.00%			2,447	20.10			49,182	1.90%	14.59%
2019	0.00%			2	17.54			43	1.83%	17.22%
2018	0.00%			8	14.96			114	1.74%	-5.56%
Invesco - Invesco V.I. Main Street Fund: Series II (OVGIS)
2022	0.00%	to	0.15%	119,580	15.04	to	33.07	3,391,741	1.06%	-20.43%	to	-20.31%
2021	0.00%	to	0.15%	142,465	18.91	to	41.50	5,203,289	0.56%	27.04%	to	27.23%
2020	0.00%	to	0.15%	140,283	14.88	to	32.62	4,018,115	1.07%	13.52%	to	13.69%
2019	0.00%	to	0.15%	169	13.11	to	28.69	4,357	0.79%	31.54%	to	31.74%
2018	0.00%	to	0.15%	144	9.97	to	21.78	2,862	0.83%	-8.20%	to	-8.10%
Invesco - Invesco V.I. Global Fund: Series II (OVGSS)
2022	0.00%	to	0.15%	472,815	13.30	to	25.28	11,098,219	0.00%	-32.04%	to	-31.94%
2021	0.00%	to	0.15%	592,325	19.57	to	37.15	20,813,415	0.00%	15.00%	to	15.17%
2020	0.00%	to	0.15%	604,197	17.02	to	32.25	18,628,609	0.42%	27.15%	to	27.34%
2019	0.00%	to	0.15%	730	13.38	to	25.33	17,794	0.67%	31.26%	to	31.45%
2018	0.00%	to	0.15%	652	10.20	to	19.27	12,109	0.74%	-13.49%	to	-13.39%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2022	0.00%	to	0.15%	576,122	11.14	to	18.21	10,224,224	0.00%	-27.27%	to	-27.16%
2021	0.00%	to	0.15%	688,846	15.31	to	25.00	16,890,646	0.00%	9.96%	to	10.12%
2020	0.00%	to	0.15%	756,068	13.93	to	22.70	17,007,747	0.61%	20.86%	to	21.04%
2019	0.00%	to	0.15%	1,083	11.52	to	18.75	20,204	0.69%	27.76%	to	27.95%
2018	0.00%	to	0.15%	982	9.02	to	14.66	14,341	0.59%	-19.68%	to	-19.54%
Invesco - Invesco V.I. Global Strategic Income Fund: Series II (OVSBS)
2022	0.00%	to	0.15%	90,581	9.45	to	11.80	1,048,997	0.00%	-11.85%	to	-11.71%
2021	0.00%	to	0.15%	112,513	10.73	to	13.36	1,461,951	4.66%	-3.71%	to	-3.56%
2020	0.00%	to	0.15%	100,632	11.14	to	13.86	1,350,637	4.23%	2.84%	to	2.99%
2019	0.00%	to	0.15%	211	10.83	to	13.45	2,790	3.14%	10.44%	to	10.61%
2018	0.00%	to	0.15%	184	9.81	to	12.16	2,238	4.83%	-4.66%	to	-4.55%
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II (WRASP)
2022	0.00%	to	0.15%	188,317	13.58	to	18.50	3,470,278	1.54%	-14.87%	to	-14.74%
2021	0.00%	to	0.15%	213,305	15.95	to	21.70	4,624,160	1.64%	10.28%	to	10.44%
2020	0.00%			210,533	19.65			4,136,940	1.92%	13.88%
2019	0.00%	to	0.15%	259	12.72	to	17.26	4,461	2.06%	21.60%	to	21.78%
2018	0.00%	to	0.15%	342	10.46	to	14.17	4,849	1.97%	-5.60%	to	-5.41%
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II (WRBDP)
2022	0.00%			448,379	13.47			6,039,925	2.10%	-15.79%
2021	0.00%	to	0.15%	566,951	12.29	to	16.00	9,055,054	2.42%	-0.99%	to	-0.85%
2020	0.00%	to	0.15%	587,915	12.41	to	16.13	9,477,525	2.23%	10.80%	to	10.97%
2019	0.00%			338	14.54			4,918	2.33%	12.18%
2018	0.00%	to	0.15%	116	10.00	to	12.96	1,501	2.49%	-2.06%	to	-1.89%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Delaware Ivy Balanced: Class II (WRBP)
2022	0.00%	to	0.15%	92,366	13.78	to	26.84	2,475,615	1.06%	-16.19%	to	-16.06%
2021	0.00%	to	0.15%	96,721	16.45	to	31.97	3,082,703	1.01%	15.79%	to	15.97%
2020	0.00%	to	0.15%	87,534	14.20	to	27.57	2,404,157	1.36%	13.94%	to	14.11%
2019	0.00%	to	0.15%	112	12.47	to	24.16	2,688	1.89%	21.91%	to	22.09%
2018	0.00%	to	0.15%	114	10.23	to	19.79	2,251	1.24%	-3.31%	to	-3.23%
Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II (WRDIV)
2022	0.00%			2,419	25.45			61,565	3.84%	-11.30%
2021	0.00%			2,420	28.70			69,437	2.18%	16.97%
2020	0.00%			2,420	24.53			59,373	2.10%	3.15%
2019	0.00%			6	23.79			148	2.89%	23.15%
2018	0.00%			7	19.31			135	1.63%	-11.71%
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II (WRENG)
2022	0.00%	to	0.15%	526,726	9.30	to	11.24	5,866,735	3.34%	50.25%	to	50.47%
2021	0.00%	to	0.15%	330,172	6.19	to	7.47	2,462,200	1.63%	41.78%	to	42.00%
2020	0.00%			110,513	5.26			581,313	1.49%	-36.83%
2019	0.00%	to	0.15%	225	6.92	to	8.33	1,863	0.00%	3.32%	to	3.48%
2018	0.00%	to	0.15%	178	6.70	to	8.05	1,431	0.00%	-34.25%	to	-34.12%
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II (WRGNR)
2022	0.00%	to	0.15%	367,461	9.07	to	11.99	3,397,405	1.82%	17.60%	to	17.78%
2021	0.00%	to	0.15%	259,694	7.70	to	10.20	2,021,219	1.51%	26.49%	to	26.68%
2020	0.00%	to	0.15%	111,703	6.08	to	8.06	687,279	2.30%	-12.12%	to	-11.99%
2019	0.00%	to	0.15%	153	6.91	to	9.17	1,063	1.03%	9.29%	to	9.46%
2018	0.00%	to	0.15%	143	6.31	to	8.39	905	0.31%	-23.38%	to	-23.24%
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II (WRGP)
2019	0.00%			1	39.82			20	0.00%	36.59%
2018	0.00%			1	29.15			15	0.00%	2.28%
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II (WRHIP)
2022	0.00%	to	0.15%	348,942	11.14	to	20.94	7,178,458	5.61%	-11.10%	to	-10.97%
2021	0.00%	to	0.15%	806,204	12.53	to	23.52	18,871,195	8.52%	5.90%	to	6.06%
2020	0.00%	to	0.15%	1,076,409	11.83	to	22.18	23,831,012	5.21%	5.87%	to	6.03%
2019	0.00%	to	0.15%	837	11.18	to	20.92	17,431	6.24%	11.03%	to	11.19%
2018	0.00%	to	0.15%	726	10.07	to	18.81	13,571	7.41%	-2.23%	to	-2.13%
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II (WRLTBP)
2022	0.00%	to	0.15%	298,061	10.38	to	10.91	3,221,044	1.19%	-4.44%	to	-4.30%
2021	0.00%	to	0.15%	363,618	10.86	to	11.40	4,141,306	1.56%	-0.64%	to	-0.49%
2020	0.00%	to	0.15%	400,837	10.93	to	11.45	4,588,299	2.87%	3.98%	to	4.14%
2019	0.00%			326	11.00			3,582	1.70%	4.23%
2018	0.00%	to	0.15%	380	10.10	to	10.55	4,009	1.79%	0.60%	to	0.76%
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II (WRMCG)
2022	0.00%	to	0.15%	350,376	19.05	to	45.81	15,410,983	0.00%	-30.90%	to	-30.79%
2021	0.00%	to	0.15%	403,221	27.56	to	66.19	25,621,936	0.00%	16.18%	to	16.36%
2020	0.00%	to	0.15%	335,328	23.72	to	56.89	18,635,858	0.00%	48.78%	to	49.00%
2019	0.00%	to	0.15%	243	15.95	to	38.18	9,030	0.00%	37.73%	to	37.94%
2018	0.00%	to	0.15%	235	11.58	to	27.68	6,385	0.00%	-0.17%	to	-0.04%
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II (WRSTP)
2022	0.00%	to	0.15%	150,812	17.29	to	45.84	6,449,611	0.00%	-31.94%	to	-31.84%
2021	0.00%	to	0.15%	168,470	25.41	to	67.25	10,577,109	0.00%	14.99%	to	15.17%
2020	0.00%	to	0.15%	172,400	22.10	to	58.39	9,439,144	0.00%	35.16%	to	35.36%
2019	0.00%	to	0.15%	177	16.35	to	43.14	7,424	0.00%	49.26%	to	49.48%
2018	0.00%	to	0.15%	124	10.95	to	28.86	3,518	0.00%	-5.44%	to	-5.22%
Ivy Variable Insurance Portfolios - Delaware Ivy Value: Class II (WRVP)
2022	0.00%	to	0.15%	29,692	16.04	to	35.52	1,021,412	1.35%	-5.14%	to	-5.00%
2021	0.00%	to	0.15%	57,142	16.90	to	37.39	2,095,470	1.90%	30.98%	to	31.18%
2020	0.00%	to	0.15%	25,197	12.91	to	28.50	686,992	1.98%	1.83%	to	1.98%
2019	0.00%	to	0.15%	77	12.67	to	27.95	2,092	1.03%	26.14%	to	26.33%
2018	0.00%	to	0.15%	40	10.05	to	22.12	842	1.93%	-7.37%	to	-7.25%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (JABIN)
2022	0.00%	to	0.15%	1,535,656	15.27	to	31.25	46,444,210	1.16%	-16.53%	to	-16.40%
2021	0.00%	to	0.15%	1,957,039	18.29	to	37.38	71,192,591	0.91%	17.02%	to	17.20%
2020	0.00%	to	0.15%	1,950,065	15.63	to	31.89	60,166,684	1.81%	14.14%	to	14.31%
2019	0.00%	to	0.15%	1,853	13.69	to	27.90	50,458	1.94%	22.41%	to	22.59%
2018	0.00%	to	0.15%	1,810	11.19	to	22.76	40,612	2.10%	0.54%	to	0.66%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2022	0.00%	to	1.30%	877,253	18.24	to	60.72	43,995,303	0.20%	-17.02%	to	-15.94%
2021	0.00%	to	1.30%	924,669	21.74	to	73.18	54,410,990	0.32%	15.32%	to	16.83%
2020	0.00%	to	1.30%	1,055,172	18.63	to	63.46	53,778,848	0.07%	17.93%	to	19.47%
2019	0.00%	to	1.30%	1,353	15.62	to	53.81	59,063	0.20%	33.74%	to	35.49%
2018	0.00%	to	1.30%	1,107	11.55	to	40.24	35,664	0.00%	-1.71%	to	-0.41%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2022	0.00%	to	0.15%	1,504,989	10.21	to	11.66	17,493,386	1.84%	-14.03%	to	-13.90%
2021	0.00%	to	0.15%	1,917,349	11.88	to	13.54	25,897,764	1.63%	-1.26%	to	-1.11%
2020	0.00%	to	0.15%	1,907,026	12.03	to	13.70	26,053,898	2.51%	10.09%	to	10.25%
2019	0.00%	to	0.15%	1,589	10.93	to	12.42	19,461	2.80%	9.11%	to	9.28%
2018	0.00%	to	0.15%	1,928	10.02	to	11.37	21,884	2.65%	-1.38%	to	-1.30%
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (JAFRIN)
2022	0.00%	to	0.15%	237,104	17.79	to	43.91	9,828,459	0.17%	-33.65%	to	-33.55%
2021	0.00%	to	0.15%	366,116	26.82	to	66.09	23,172,437	0.00%	22.71%	to	22.90%
2020	0.00%	to	0.15%	309,857	21.86	to	53.77	15,981,032	0.28%	39.19%	to	39.40%
2019	0.00%	to	0.15%	336	15.70	to	38.58	12,298	0.17%	36.95%	to	37.16%
2018	0.00%	to	0.15%	267	11.47	to	28.12	7,296	0.00%	1.87%	to	1.96%
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (JAGRIN)
2022	0.00%	to	1.30%	203,543	15.53	to	26.91	5,369,788	1.04%	-20.45%	to	-19.41%
2021	0.00%	to	1.30%	230,905	19.30	to	33.39	7,568,807	0.52%	16.56%	to	18.09%
2020	0.00%	to	1.30%	243,875	16.37	to	28.28	6,783,108	0.74%	18.51%	to	20.06%
2019	0.00%	to	1.30%	281	13.65	to	23.55	6,526	1.07%	27.38%	to	29.04%
2018	0.00%	to	1.30%	169	10.60	to	18.25	3,021	1.13%	-8.06%	to	-6.89%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2022	0.00%			1,673	42.09			70,437	0.00%	-37.12%
2021	0.00%			1,720	66.94			115,139	0.13%	17.75%
2020	0.00%			4,813	56.85			273,635	0.00%	50.73%
2019	0.00%			5	37.72			184	0.00%	44.82%
2018	0.00%			6	26.05			150	0.00%	0.93%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (JAIG)
2022	0.00%	to	0.15%	769,310	14.81	to	18.36	13,966,408	1.85%	-8.74%	to	-8.60%
2021	0.00%	to	0.15%	629,696	16.23	to	20.09	12,504,584	1.27%	13.41%	to	13.58%
2020	0.00%	to	0.15%	365,877	14.31	to	17.69	6,444,384	1.24%	16.12%	to	16.30%
2019	0.00%	to	0.15%	423	12.32	to	15.21	6,420	2.03%	25.38%	to	27.02%
2018	0.00%	to	1.30%	312	9.72	to	28.18	3,722	1.84%	-16.03%	to	-14.99%
Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (JARIN)
2022	0.00%	to	1.30%	94,614	16.58	to	37.68	3,493,237	0.14%	-30.80%	to	-29.89%
2021	0.00%	to	1.30%	143,526	23.69	to	53.74	7,631,495	0.10%	18.78%	to	20.33%
2020	0.00%	to	1.30%	159,258	19.71	to	44.66	6,875,074	0.39%	31.24%	to	32.95%
2019	0.00%	to	1.30%	187	14.85	to	33.59	6,087	0.47%	33.77%	to	35.52%
2018	0.00%	to	1.30%	198	10.97	to	24.79	4,807	0.61%	-3.86%	to	-2.56%
Janus Aspen Series - Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio: Service Shares (JIULVV)
2022	0.00%	to	0.15%	209,853	15.35	to	16.88	3,537,710	8.11%	-8.33%	to	-8.19%
2021	0.00%	to	0.15%	244,968	16.75	to	18.38	4,498,960	2.08%	21.16%	to	21.34%
2020	0.00%	to	0.15%	312,854	13.82	to	15.15	4,733,644	1.83%	3.35%	to	3.51%
2019	0.00%	to	0.15%	493	13.38	to	14.64	7,206	1.62%	27.85%	to	28.05%
2018	0.00%	to	0.15%	256	10.46	to	11.43	2,921	3.19%	-4.74%	to	-4.59%
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (JMCVIN)
2022	0.00%	to	0.15%	1,019,363	13.78	to	27.36	26,444,105	1.35%	-5.70%	to	-5.56%
2021	0.00%	to	0.15%	1,004,755	14.62	to	28.97	27,207,791	0.45%	19.55%	to	19.73%
2020	0.00%	to	0.15%	995,758	12.23	to	24.20	23,010,333	1.29%	-1.07%	to	-0.92%
2019	0.00%	to	0.15%	813	12.36	to	24.42	18,737	1.23%	30.16%	to	30.35%
2018	0.00%	to	0.15%	773	9.49	to	18.74	13,710	1.12%	-13.81%	to	-13.64%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV (JHEVTN)
2022	0.10%	to	0.25%	1,353,609	11.18	to	14.18	18,913,664	3.69%	-11.85%	to	-11.72%
2021	0.10%	to	0.25%	1,411,276	12.68	to	16.07	22,312,525	2.65%	10.97%	to	11.14%
2020	0.10%	to	0.25%	1,204,630	11.42	to	14.46	17,129,138	2.47%	3.46%	to	3.62%
2019	0.10%	to	0.25%	1,316	11.04	to	13.95	18,192	3.30%	10.61%	to	10.78%
2018	0.10%	to	0.25%	1,034	9.98	to	12.59	12,899	2.92%	-13.74%	to	-13.59%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2 (JPIGA2)
2022	0.00%	to	0.15%	1,020,936	12.29	to	13.66	13,881,348	1.36%	-17.95%	to	-17.82%
2021	0.00%	to	0.15%	750,756	14.98	to	16.62	12,406,168	0.82%	9.10%	to	9.26%
2020	0.00%	to	0.15%	856,189	13.73	to	15.21	12,949,831	1.50%	15.23%	to	15.40%
2019	0.00%	to	0.15%	942	11.92	to	13.18	12,370	2.16%	16.40%	to	16.58%
2018	0.00%	to	0.15%	704	10.24	to	11.30	7,929	0.00%	-6.40%	to	-6.38%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2 (JPIIB2)
2022	0.00%	to	0.15%	312,089	11.50	to	12.59	3,882,540	3.78%	-12.64%	to	-12.51%
2021	0.00%	to	0.15%	378,960	13.17	to	14.38	5,395,177	2.84%	8.06%	to	8.22%
2020	0.00%	to	0.15%	398,295	12.18	to	13.29	5,207,957	3.37%	5.06%	to	5.21%
2019	0.00%	to	0.15%	500	11.60	to	12.63	6,268	3.06%	14.10%	to	14.27%
2018	0.00%	to	0.15%	430	10.16	to	11.06	4,718	0.00%	-5.14%	to	-4.90%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2022	0.00%	to	0.15%	687,525	9.55	to	25.49	17,339,603	3.25%	-15.24%	to	-15.12%
2021	0.00%	to	0.15%	826,006	11.27	to	30.03	24,422,743	1.79%	5.31%	to	5.47%
2020	0.00%	to	0.15%	1,062,047	10.70	to	28.47	29,493,978	2.62%	-1.42%	to	-1.27%
2019	0.00%	to	0.15%	1,235	10.86	to	28.84	34,625	0.89%	16.62%	to	18.14%
2018	0.00%	to	1.30%	1,239	9.20	to	26.06	29,425	1.86%	-19.59%	to	-18.55%
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares (LZRGDM)
2022	0.00%	to	0.15%	41,223	11.40	to	16.24	649,205	0.08%	-17.50%	to	-17.38%
2021	0.00%	to	0.15%	43,616	13.82	to	19.66	824,535	2.02%	11.77%	to	11.94%
2020	0.00%	to	0.15%	146,275	12.37	to	17.56	2,540,295	0.31%	0.66%	to	0.81%
2019	0.00%	to	0.15%	163	12.29	to	17.42	2,710	0.05%	17.61%	to	17.79%
2018	0.00%	to	0.15%	157	10.45	to	14.79	2,303	1.43%	-6.70%	to	-6.57%
Lazard Retirement International Equity - Service (LZRIES)
2022	0.00%	to	0.15%	484,897	11.32	to	19.92	9,393,409	3.66%	-15.14%	to	-15.01%
2021	0.00%	to	0.15%	447,775	13.34	to	23.44	10,278,671	0.88%	5.67%	to	5.83%
2020	0.00%	to	0.15%	527,055	12.63	to	22.15	11,414,044	2.21%	8.08%	to	8.24%
2019	0.00%	to	0.15%	537	11.68	to	20.46	10,971	0.35%	20.82%	to	21.00%
2018	0.00%	to	1.30%	592	9.67	to	16.91	9,987	1.24%	-15.02%	to	-13.90%
Lazard Retirement Series, Inc. - Lazard Retirement U.S. Small-Mid Cap Equity Portfolio: Service Shares (LZRUSM)
2022	0.00%	to	0.15%	113,697	13.57	to	34.25	3,452,343	0.00%	-15.64%	to	-15.52%
2021	0.00%	to	0.15%	137,654	16.09	to	40.54	5,264,794	0.05%	19.69%	to	19.87%
2020	0.00%	to	0.15%	155,854	13.44	to	33.82	4,961,659	0.18%	6.60%	to	6.76%
2019	0.00%	to	0.15%	167	12.61	to	31.68	4,773	0.00%	28.25%	to	29.93%
2018	0.00%	to	1.30%	131	9.72	to	29.23	2,984	0.02%	-14.36%	to	-13.24%
LMCBV Aggressive Growth I (LPVCAI)
2022	0.00%	to	0.15%	84,771	11.53	to	26.59	2,212,453	0.46%	-26.52%	to	-26.41%
2021	0.00%	to	0.15%	88,386	15.70	to	36.13	3,108,965	0.17%	10.13%	to	10.30%
2020	0.00%	to	0.15%	110,093	14.25	to	32.76	3,396,547	0.77%	17.84%	to	18.02%
2019	0.00%	to	0.15%	155	12.10	to	27.76	4,107	0.91%	24.89%	to	25.07%
2018	0.00%	to	0.15%	181	9.69	to	22.19	3,889	0.48%	-8.41%	to	-8.34%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I (LPVCII)
2022	0.00%	to	0.15%	408,553	17.52	to	32.91	13,060,149	1.42%	-8.24%	to	-8.10%
2021	0.00%	to	0.15%	364,215	19.09	to	35.82	12,638,877	1.54%	26.61%	to	26.80%
2020	0.00%	to	0.15%	392,235	15.08	to	28.25	10,823,864	1.42%	7.51%	to	7.67%
2019	0.00%	to	0.15%	483	14.03	to	26.23	12,262	1.70%	31.39%	to	31.59%
2018	0.00%	to	1.30%	386	10.68	to	19.94	7,558	1.72%	-6.09%	to	-4.82%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I (LVCLGI)
2022	0.00%	to	0.15%	453,061	16.20	to	39.07	17,194,629	0.00%	-32.35%	to	-32.24%
2021	0.00%	to	0.15%	533,371	23.94	to	57.67	29,310,206	0.00%	21.76%	to	21.94%
2020	0.00%	to	0.15%	619,770	19.66	to	47.29	27,791,419	0.02%	30.54%	to	30.74%
2019	0.00%	to	0.15%	764	15.06	to	36.17	26,304	0.37%	30.45%	to	32.16%
2018	0.00%	to	1.30%	681	11.41	to	27.37	17,748	0.31%	-1.30%	to	0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II (SBVSG2)
2022	0.00%	to	0.15%	923,288	16.95	to	28.57	25,598,684	0.00%	-29.11%	to	-29.01%
2021	0.00%	to	0.15%	1,043,544	23.91	to	40.24	40,080,461	0.00%	12.14%	to	12.31%
2020	0.00%	to	0.15%	1,086,581	21.32	to	35.83	37,631,603	0.00%	42.70%	to	42.91%
2019	0.00%	to	0.15%	551	14.94	to	25.07	13,385	0.00%	26.36%	to	26.55%
2018	0.00%	to	0.15%	496	11.83	to	19.81	9,320	0.00%	3.05%	to	3.18%
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2022	0.00%	to	0.15%	70,971	10.60	to	22.41	1,450,907	5.59%	-13.85%	to	-13.72%
2021	0.00%	to	0.15%	100,813	12.30	to	25.97	2,478,291	3.16%	1.17%	to	1.33%
2020	0.00%	to	0.15%	111,397	12.16	to	25.63	2,762,846	2.10%	7.16%	to	7.32%
2019	0.00%	to	0.15%	164	11.35	to	23.88	3,869	5.03%	14.21%	to	14.39%
2018	0.00%	to	0.15%	146	9.94	to	20.88	3,049	4.79%	-4.05%	to	-3.91%
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2022	0.00%	to	0.15%	1,189,602	10.97	to	20.85	23,939,756	4.55%	-12.93%	to	-12.80%
2021	0.00%	to	0.15%	1,321,219	12.60	to	23.91	30,883,255	2.99%	3.12%	to	3.28%
2020	0.00%	to	0.15%	1,413,648	12.22	to	23.15	32,392,635	4.15%	7.14%	to	7.30%
2019	0.00%	to	0.15%	1,306	11.40	to	21.57	27,855	4.27%	13.18%	to	13.35%
2018	0.00%	to	0.15%	1,018	10.08	to	19.03	19,119	3.63%	-4.09%	to	-4.03%
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (LOVCDG)
2022	0.00%	to	0.15%	153,183	16.95	to	43.13	5,907,596	0.87%	-13.68%	to	-13.55%
2021	0.00%	to	0.15%	167,706	19.64	to	49.89	7,753,767	0.85%	25.43%	to	25.62%
2020	0.00%	to	0.15%	258,024	15.66	to	39.72	9,546,003	0.95%	15.24%	to	15.42%
2019	0.00%	to	0.15%	325	13.59	to	34.41	10,559	1.82%	24.81%	to	26.45%
2018	0.00%	to	1.30%	288	10.76	to	30.89	7,425	1.73%	-5.91%	to	-4.66%
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC (LOVGI)
2022	0.00%	to	1.30%	114,580	31.11	to	43.18	3,583,593	1.36%	-10.61%	to	-9.44%
2021	0.00%	to	1.30%	91,728	34.35	to	48.30	3,173,163	1.00%	27.35%	to	29.02%
2020	0.00%	to	1.30%	104,950	26.62	to	37.93	2,812,246	1.69%	1.37%	to	2.70%
2019	0.00%	to	1.30%	101	25.92	to	37.42	2,647	1.56%	20.91%	to	22.49%
2018	0.00%	to	1.30%	107	10.17	to	30.95	2,290	1.36%	-9.32%	to	-8.16%
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class (MNCPS)
2022	0.00%	to	0.15%	824,679	16.13	to	16.26	13,410,788	3.19%	-13.02%	to	-12.89%
2021	0.00%	to	0.15%	1,077,901	18.54	to	18.67	20,113,522	0.89%	8.81%	to	8.98%
2020	0.00%	to	0.15%	1,233,791	17.04	to	17.13	21,137,967	0.47%	35.50%	to	35.70%
2019	0.00%	to	0.15%	841	12.57	to	12.63	10,612	1.32%	21.97%	to	22.15%
2018	0.00%	to	0.15%	399	10.31	to	10.34	4,119	1.39%	-2.64%	to	-2.45%
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class (MEGSS)
2022	0.00%	to	0.15%	515,327	17.81	to	20.64	10,510,191	0.00%	-31.91%	to	-31.81%
2021	0.00%	to	0.15%	578,107	26.15	to	30.27	17,373,173	0.00%	23.05%	to	23.24%
2020	0.00%	to	0.15%	614,652	21.25	to	24.56	15,048,749	0.00%	31.34%	to	31.54%
2019	0.00%	to	0.15%	242	16.18	to	18.67	4,501	0.00%	37.57%	to	37.78%
2018	0.00%	to	0.15%	111	11.76	to	13.55	1,501	0.00%	2.26%	to	2.34%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2022	0.00%	to	0.15%	242,170	11.66	to	11.70	2,832,897	0.00%	-30.10%	to	-29.99%
2021	0.00%	to	0.15%	249,702	16.68	to	16.72	4,173,088	0.00%	1.42%	to	1.57%
2020	0.00%	to	0.15%	298,442	16.44	to	16.46	4,911,650	0.00%	64.42%	to	64.58%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2022	0.00%	to	0.15%	860,756	15.60	to	18.03	15,187,929	1.11%	-6.28%	to	-6.14%
2021	0.00%	to	0.15%	725,974	16.64	to	19.21	13,760,652	1.30%	24.97%	to	25.16%
2020	0.00%	to	0.15%	416,985	13.32	to	15.34	6,358,014	1.64%	3.07%	to	3.22%
2019	0.00%	to	0.15%	353	12.92	to	14.87	5,225	1.96%	29.31%	to	29.51%
2018	0.00%	to	0.15%	163	9.99	to	11.48	1,869	1.22%	-10.48%	to	-10.38%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2022	0.00%			192,038	9.84			1,890,396	0.39%	-1.56%			****

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y (DTRTFY)
2022	0.25%	to	0.40%	3,351,745	9.56	to	9.64	32,068,383	3.21%	-13.18%	to	-13.05%
2021	0.25%	to	0.40%	3,395,799	11.01	to	11.08	37,622,246	2.71%	-0.40%	to	-0.25%
2020	0.25%	to	0.40%	3,013,411	11.06	to	11.11	33,469,913	2.95%	3.68%	to	3.83%
2019	0.25%	to	0.40%	2,110	10.67	to	10.70	22,515	4.55%	6.61%	to	6.77%
2018	0.25%	to	0.40%	841	10.00	to	10.02	8,426	4.68%	0.10%	to	0.30%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2022	0.00%			192,819	9.07			1,749,207	0.82%	-9.28%			****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y (GVEXD)
2022	0.00%	to	0.50%	6,469,669	17.17	to	34.62	156,700,763	1.43%	-18.61%	to	-18.20%
2021	0.00%	to	0.50%	6,395,173	21.10	to	42.32	190,457,734	2.48%	27.86%	to	28.50%
2020	0.00%	to	0.50%	4,752,899	16.50	to	32.94	112,760,313	2.20%	17.65%	to	18.24%
2019	0.00%	to	0.50%	4,306	14.02	to	27.86	86,482	2.75%	30.68%	to	31.33%
2018	0.00%	to	0.50%	2,200	10.73	to	21.21	34,776	2.16%	-5.04%	to	-4.55%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y (GVIXY)
2022	0.00%	to	0.50%	6,919,105	11.85	to	13.13	86,672,096	4.29%	-14.57%	to	-14.14%
2021	0.00%	to	0.50%	6,167,649	13.87	to	15.29	90,376,385	3.20%	10.43%	to	10.98%
2020	0.00%	to	0.50%	5,630,895	12.56	to	13.78	74,613,903	3.07%	7.12%	to	7.66%
2019	0.00%	to	0.50%	4,343	11.72	to	12.80	53,625	3.82%	21.28%	to	21.89%
2018	0.00%	to	0.50%	3,418	9.67	to	10.50	34,827	3.06%	-14.04%	to	-13.65%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y (MCIFD)
2022	0.00%	to	0.50%	1,385,343	14.65	to	34.00	28,664,072	1.40%	-13.70%	to	-13.27%
2021	0.00%	to	0.50%	1,469,405	16.98	to	39.20	35,248,073	1.42%	23.81%	to	24.43%
2020	0.00%	to	0.50%	1,290,556	13.72	to	31.50	25,241,893	1.25%	12.72%	to	13.28%
2019	0.00%	to	0.50%	2,015	12.17	to	27.81	35,367	1.64%	25.27%	to	25.89%
2018	0.00%	to	0.50%	1,005	9.71	to	22.09	14,311	1.56%	-11.73%	to	-11.29%
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)
2022	0.35%	to	0.50%	186,762	9.46	to	9.50	1,769,963	0.00%	-16.06%	to	-15.93%
2021	0.35%	to	0.50%	230,969	11.27	to	11.30	2,604,685	4.21%	7.09%	to	7.25%
2020	0.35%			24,698	10.53			260,132	0.00%	5.33%			****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y (NVBXD)
2022	0.00%	to	0.50%	1,965,491	9.80	to	14.99	22,465,695	2.43%	-13.66%	to	-13.23%
2021	0.00%	to	0.50%	1,973,500	11.35	to	17.27	26,199,002	2.24%	-2.42%	to	-1.93%
2020	0.00%	to	0.50%	1,755,771	11.64	to	17.61	23,812,085	2.97%	6.80%	to	7.33%
2019	0.00%	to	0.50%	864	10.89	to	16.41	10,473	3.27%	8.08%	to	8.62%
2018	0.00%	to	0.50%	388	10.08	to	15.11	4,442	2.93%	-0.79%	to	-0.26%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2022	0.00%	to	0.15%	34,301	10.00	to	10.03	343,670	0.00%	-17.62%	to	-17.50%
2021	0.00%	to	0.15%	68,472	12.14	to	12.16	832,446	0.40%	12.21%	to	12.38%
2020	0.00%	to	0.15%	57,672	10.82			624,209	0.00%	8.20%	to	8.24%	****
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class Y (NVFIY)
2022	0.35%	to	0.50%	119,370	9.57	to	9.62	1,148,115	2.21%	-13.74%	to	-13.61%
2021	0.35%	to	0.50%	123,204	11.09	to	11.14	1,371,642	1.31%	-2.08%	to	-1.93%
2020	0.35%	to	0.50%	128,526	11.33	to	11.36	1,459,112	1.17%	8.56%	to	8.69%
2019	0.35%			79	10.58			836	3.54%	5.75%			****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class Y (NVGEY)
2022	0.35%	to	0.50%	249,272	12.82	to	12.89	3,213,476	2.00%	-16.38%	to	-16.26%
2021	0.35%	to	0.50%	307,477	15.33	to	15.39	4,733,268	2.35%	21.81%	to	21.99%
2020	0.35%	to	0.50%	113,153	12.59	to	12.62	1,427,772	2.31%	58.47%	to	58.66%
2019	0.35%			3	10.89			29	1.82%	8.87%			****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2022	0.00%	to	0.15%	230,778	9.86	to	9.89	2,282,276	0.00%	-16.61%	to	-16.49%
2021	0.00%	to	0.15%	230,515	11.82	to	11.84	2,730,009	0.43%	10.27%	to	10.44%
2020	0.00%	to	0.15%	221,186	10.72			2,372,107	0.00%	7.22%	to	7.25%	****
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II (NVMIG6)
2022	0.00%			3,510	8.94			31,363	0.00%	-10.64%			****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2022	0.00%	to	0.15%	285,062	12.22	to	12.26	3,495,784	4.31%	-6.00%	to	-5.86%
2021	0.00%	to	0.15%	100,936	13.00	to	13.03	1,315,012	3.57%	10.41%	to	10.58%
2020	0.00%			90,266	11.78			1,063,499	0.00%	17.82%			****

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II (NVMMG2)
2022	0.00%	to	0.15%	19,067	6.01	to	6.03	114,958	0.00%	-37.91%	to	-37.82%
2021	0.00%	to	0.15%	29,015	9.69	to	9.70	281,351	0.00%	-3.12%	to	-3.03%	****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2022	0.00%	to	0.15%	221,540	13.86	to	13.98	3,095,340	1.64%	-2.74%	to	-2.59%
2021	0.00%			171,649	14.35			2,463,212	0.92%	24.20%
2020	0.00%			148,753	11.55			1,718,687	1.85%	-1.07%
2019	0.00%			260	11.68			3,030	2.68%	23.79%	to	23.97%
2018	0.00%	to	0.15%	171	9.40	to	9.42	1,612	3.05%	-13.20%	to	-13.10%
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I (NVNSR1)
2022	0.00%	to	0.15%	183,406	14.49	to	14.61	2,679,503	0.49%	-23.03%	to	-22.92%
2021	0.00%	to	0.15%	167,147	18.83	to	18.96	3,168,054	0.27%	26.62%	to	26.81%
2020	0.00%	to	0.15%	236,606	14.87	to	14.95	3,536,889	1.06%	13.19%	to	13.36%
2019	0.00%	to	0.15%	113	13.14	to	13.19	1,487	1.53%	25.82%	to	26.01%
2018	0.00%	to	0.15%	29	10.44	to	10.47	303	0.52%	-5.95%	to	-5.76%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y (NVSIXD)
2022	0.00%	to	0.50%	5,234,656	13.01	to	26.30	88,089,929	1.15%	-20.86%	to	-20.46%
2021	0.00%	to	0.50%	4,725,404	16.44	to	33.06	101,238,327	1.15%	13.97%	to	14.54%
2020	0.00%	to	0.50%	3,963,096	14.43	to	28.86	74,540,857	1.43%	19.12%	to	19.71%
2019	0.00%	to	0.50%	2,897	12.11	to	24.11	46,110	1.57%	24.78%	to	25.40%
2018	0.00%	to	0.50%	1,722	9.71	to	19.23	22,566	1.51%	-11.49%	to	-11.05%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y (SAMY)
2022	0.00%	to	0.15%	38,475,393	10.28	to	10.34	397,596,105	1.60%	1.25%	to	1.40%
2021	0.00%	to	0.15%	19,126,510	10.15	to	10.20	195,044,486	0.00%	-0.15%	to	0.00%
2020	0.00%	to	0.15%	12,440,465	10.17	to	10.20	126,760,100	0.15%	0.14%	to	0.29%
2019	0.00%	to	0.15%	4,437	10.16	to	10.17	44,780	1.49%	1.56%	to	1.69%	****
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2022	0.00%	to	0.15%	301,124	15.76	to	15.87	4,777,763	1.46%	-8.58%	to	-8.44%
2021	0.00%	to	0.15%	179,094	17.24	to	17.34	3,104,435	0.48%	21.70%	to	21.88%
2020	0.00%	to	0.15%	324,798	14.17	to	14.22	4,619,972	3.78%	10.19%	to	10.35%
2019	0.00%			29	12.89			379	2.49%	29.31%
2018	0.00%	to	0.15%	4	19.96	to	19.97	42	2.06%	-0.40%	to	-0.30%	****
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2022	0.00%	to	0.15%	49,034	15.93	to	49.14	2,228,134	0.00%	-28.84%	to	-28.73%
2021	0.00%	to	0.15%	65,652	22.38	to	68.95	4,177,307	0.00%	12.82%	to	12.99%
2020	0.00%	to	0.15%	84,567	19.84	to	61.03	4,976,946	0.00%	39.77%	to	39.98%
2019	0.00%	to	0.15%	85	14.19	to	43.60	3,696	0.00%	31.03%	to	32.75%
2018	0.00%	to	1.30%	62	10.71	to	32.84	2,033	0.00%	-7.65%	to	-6.41%
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
2022	0.00%	to	0.15%	123,315	12.48	to	32.50	3,918,705	0.47%	-9.89%	to	-9.75%
2021	0.00%	to	1.30%	134,392	13.84	to	43.60	4,577,924	0.63%	31.08%	to	32.80%
2020	0.00%	to	0.15%	135,924	10.44	to	27.12	3,599,834	1.08%	-2.77%	to	-2.62%
2019	0.00%	to	0.15%	179	10.74	to	27.85	4,903	0.74%	15.24%	to	16.74%
2018	0.00%	to	1.30%	176	9.21	to	30.03	4,136	0.70%	-16.37%	to	-15.27%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2022	0.00%			43,981	40.62			1,786,553	0.44%	-18.45%
2021	0.00%			46,251	49.81			2,303,852	0.36%	23.48%
2020	0.00%			55,625	40.34			2,243,975	0.59%	19.56%
2019	0.00%	to	1.30%	75	29.85	to	33.74	2,522	0.56%	24.26%	to	25.88%
2018	0.00%	to	1.30%	37	24.02	to	26.80	982	0.43%	-6.97%	to	-5.73%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2022	0.00%	to	0.15%	341,725	10.30	to	12.84	4,201,215	2.52%	-5.33%	to	-5.19%
2021	0.00%	to	0.15%	750,979	10.88	to	13.54	10,070,374	2.72%	0.59%	to	0.74%
2020	0.00%	to	0.15%	463,576	10.81	to	13.44	6,208,052	2.33%	3.30%	to	3.46%
2019	0.00%	to	0.15%	441	10.47	to	12.99	5,705	1.92%	2.35%	to	3.69%
2018	0.00%	to	1.30%	425	10.11	to	12.61	5,314	1.59%	-0.32%	to	1.05%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: S Class Shares (NBARMS)
2022	0.00%	to	0.15%	75,136	11.95	to	12.76	899,449	0.00%	-11.41%	to	-11.28%
2021	0.00%	to	0.15%	83,996	13.47	to	14.41	1,133,263	0.32%	17.77%	to	17.94%
2020	0.00%	to	0.15%	62,062	11.42	to	12.24	710,386	0.78%	8.10%	to	8.26%
2019	0.00%	to	0.15%	65	10.55	to	11.32	684	0.13%	15.09%	to	15.26%
2018	0.00%	to	0.15%	87	9.15	to	9.83	793	0.00%	-7.00%	to	-6.82%
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 1 (NOTAG1)
2022	0.00%			4,110	21.89			89,938	1.35%	-15.74%
2021	0.00%			4,113	25.98			106,832	0.65%	19.66%
2020	0.00%			4,116	21.71			89,346	1.43%	12.92%
2019	0.00%			4	19.22			79	1.29%	24.70%
2018	0.00%	to	0.25%	6	10.15	to	15.42	90	1.08%	-9.78%	to	-9.56%
Northern Lights Variable Trust - TOPS Aggressive Growth ETF Portfolio: Class 2 (NOTAG2)
2022	0.00%			39,834	12.24			487,642	1.29%	-15.88%
2021	0.00%			34,328	14.55			499,544	0.54%	19.31%
2020	0.00%			18,381	12.20			224,189	0.88%	12.68%
2019	0.00%			3	10.82			37	1.39%	8.24%			****
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 1 (NOTB1)
2022	0.00%			9,283	15.27			141,761	20.15%	-11.75%
2021	0.00%			9,298	17.31			160,902	1.35%	8.80%
2020	0.00%			9,312	15.91			148,115	2.54%	6.17%
2019	0.00%			9	14.98			140	1.73%	14.69%	to	14.81%
2018	0.00%	to	0.25%	19	10.01	to	13.05	246	1.75%	-6.10%	to	-5.78%
Northern Lights TOPS Managed Risk Balanced ETF - Class 2 (NOTB2)
2022	0.00%			62,374	14.88			927,837	15.72%	-11.85%
2021	0.00%	to	0.15%	98,261	13.09	to	16.87	1,651,581	1.37%	8.41%	to	8.57%
2020	0.00%	to	0.15%	61,618	12.07	to	15.54	954,743	2.15%	5.74%	to	5.90%
2019	0.00%	to	0.15%	63	11.42	to	14.68	910	2.34%	14.38%	to	14.55%
2018	0.00%	to	0.15%	52	9.98	to	12.81	653	0.74%	-6.20%	to	-6.09%
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2022	0.00%	to	0.15%	287,698	8.37	to	9.46	2,715,196	0.83%	-13.25%	to	-13.12%
2021	0.00%	to	0.15%	825,096	9.65	to	10.88	8,969,194	0.32%	-2.54%	to	-2.39%
2020	0.00%	to	0.15%	848,730	9.90	to	11.15	9,452,268	2.30%	2.27%	to	2.42%
2019	0.00%	to	0.15%	386	9.68	to	10.89	4,192	2.65%	2.80%	to	2.95%
2018	0.00%	to	0.15%	915	9.42	to	10.57	9,671	2.58%	-6.18%	to	-6.13%
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 2 (NOTBE2)
2022	0.00%			30,786	11.25			346,296	1.35%	-11.15%
2021	0.00%			45,425	12.66			575,108	0.86%	9.62%
2020	0.00%			28,627	11.55			330,622	1.44%	8.40%			****
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 1 (NOTC1)
2019	0.00%			2	14.22			28	1.95%	11.92%	to	12.03%
2018	0.00%	to	0.25%	2	10.14	to	12.69	25	0.00%	-2.69%	to	-2.46%
Northern Lights Variable Trust - TOPS Conservative ETF Portfolio: Class 2 (NOTC2)
2022	0.00%	to	0.15%	114,483	11.66	to	14.45	1,642,876	1.85%	-8.99%	to	-8.85%
2021	0.00%			98,591	15.86			1,563,251	0.79%	6.45%
2020	0.00%			70,158	14.90			1,045,033	1.74%	7.04%
2019	0.00%	to	0.15%	71	11.27	to	13.92	985	1.94%	11.53%	to	11.70%
2018	0.00%	to	0.15%	47	10.11	to	12.46	586	1.27%	-2.79%	to	-2.66%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 1 (NOTG1)
2022	0.00%	to	0.10%	1,235,188	12.71	to	15.05	17,459,868	8.39%	-13.54%	to	-13.45%
2021	0.00%	to	0.10%	1,613,808	14.70	to	17.39	26,485,186	1.29%	12.68%	to	12.79%
2020	0.00%	to	0.10%	1,951,589	13.04	to	15.42	28,550,634	2.40%	5.36%	to	5.46%
2019	0.00%	to	0.10%	2,151	12.38	to	14.62	29,833	2.20%	17.20%	to	17.32%
2018	0.00%	to	0.25%	2,280	10.13	to	12.46	27,010	1.77%	-8.74%	to	-8.52%
Northern Lights TOPS Managed Risk Growth ETF - Class 2 (NOTG2)
2022	0.00%	to	0.15%	78,249	12.01	to	14.63	1,139,579	8.60%	-13.85%	to	-13.73%
2021	0.00%	to	0.15%	43,756	13.94	to	16.96	734,295	1.04%	12.42%	to	12.59%
2020	0.00%	to	0.15%	48,103	12.40	to	15.06	717,628	2.08%	5.03%	to	5.19%
2019	0.00%	to	0.15%	49	11.81	to	14.32	700	2.56%	16.90%	to	17.08%
2018	0.00%	to	0.15%	30	10.10	to	12.23	361	1.53%	-8.84%	to	-8.73%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 1 (NOTGR1)
2022	0.00%			47,940	21.91			1,050,262	1.97%	-14.55%
2021	0.00%			44,401	25.64			1,138,406	0.88%	16.89%
2020	0.00%			61,888	21.93			1,357,438	1.16%	11.92%
2019	0.00%			106	19.60			2,076	1.70%	22.24%	to	22.36%
2018	0.00%	to	0.25%	112	10.13	to	16.02	1,791	1.33%	-8.82%	to	-8.56%
Northern Lights Variable Trust - TOPS Growth ETF Portfolio: Class 2 (NOTGR2)
2022	0.00%	to	0.15%	131,056	11.72	to	21.19	2,349,485	1.70%	-14.83%	to	-14.70%
2021	0.00%			70,052	24.85			1,740,558	0.82%	16.52%
2020	0.00%			24,209	21.32			516,230	1.89%	11.67%
2019	0.00%			3	19.10			64	1.60%	22.07%
2018	0.00%			3	15.64			54	1.19%	-8.80%
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 1 (NOTMD1)
2021	0.00%			10,579	21.04			222,592	0.57%	13.12%
2020	0.00%			41,710	18.60			775,783	0.85%	10.83%
2019	0.00%	to	0.10%	114	14.15	to	16.78	1,869	1.75%	19.02%	to	19.14%
2018	0.00%	to	0.25%	116	10.14	to	14.09	1,591	1.26%	-6.89%	to	-6.56%
Northern Lights Variable Trust - TOPS Moderate Growth ETF Portfolio: Class 2 (NOTMD2)
2022	0.00%			62,561	17.84			1,115,945	1.46%	-12.90%
2021	0.00%			63,101	20.48			1,292,262	0.92%	12.82%
2020	0.00%			96,665	18.15			1,754,713	1.62%	10.60%
2019	0.00%			40	16.41			659	1.00%	18.91%
2018	0.00%			3	13.80			36	1.28%	-6.88%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 1 (NOTMG1)
2022	0.00%			20,166	16.16			325,876	12.49%	-13.22%
2021	0.00%			62,641	18.62			1,166,522	1.35%	11.38%
2020	0.00%			66,688	16.72			1,115,041	2.57%	6.20%
2019	0.00%			71	15.74			1,115	2.47%	16.47%	to	16.59%
2018	0.00%	to	0.25%	75	10.08	to	13.50	1,015	1.54%	-7.27%	to	-7.02%
Northern Lights TOPS Managed Risk Moderate Growth ETF -2 (NOTMG2)
2022	0.00%	to	0.15%	40,253	11.85	to	15.73	628,661	13.63%	-13.48%	to	-13.35%
2021	0.00%	to	0.15%	57,196	13.69	to	18.15	1,035,387	1.20%	10.89%	to	11.06%
2020	0.00%	to	0.15%	58,165	12.35	to	16.35	948,185	2.17%	5.75%	to	5.91%
2019	0.00%	to	0.15%	52	11.68	to	15.43	796	2.17%	16.13%	to	16.30%
2018	0.00%	to	0.15%	53	10.06	to	13.27	699	1.62%	-7.28%	to	-7.20%
Northern Lights Variable Trust - TOPS Balanced ETF Portfolio: Class 1 (NOTMR1)
2022	0.00%			10,917	16.72			182,579	1.68%	-10.99%
2021	0.00%			11,013	18.79			206,930	0.95%	9.97%
2020	0.00%	to	0.10%	28,888	14.64	to	17.09	450,067	1.48%	8.51%	to	8.62%
2019	0.00%	to	0.10%	29	13.49	to	15.73	416	1.73%	16.14%	to	16.26%
2018	0.00%	to	0.25%	29	10.08	to	13.53	360	1.96%	-5.62%	to	-5.38%
Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1 (NOVPDI)
2022	0.00%	to	1.30%	43,743	10.50	to	16.12	651,573	1.33%	-11.51%	to	-10.35%
2021	0.00%	to	1.30%	85,411	11.73	to	17.98	1,309,522	1.18%	28.62%	to	30.30%
2020	0.00%	to	1.30%	79,554	9.02	to	13.80	1,031,865	3.41%	-8.45%	to	-7.25%
2019	0.00%	to	1.30%	325	9.74	to	14.88	4,746	1.40%	-4.10%	to	-2.84%
2018	0.00%	to	1.30%	427	10.04	to	15.31	6,418	1.80%	-9.18%	to	-8.05%
Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1 (NOVPM)
2022	0.00%	to	1.30%	80,322	11.68	to	20.14	1,548,330	0.00%	-23.56%	to	-22.56%
2021	0.00%	to	1.30%	181,397	15.11	to	26.01	4,550,572	0.00%	27.99%	to	29.66%
2020	0.00%	to	1.30%	74,669	11.67	to	20.06	1,397,959	0.12%	-2.48%	to	-1.20%
2019	0.00%	to	1.30%	218	11.83	to	20.30	4,309	0.66%	6.48%	to	7.87%
2018	0.00%	to	1.30%	322	10.98	to	18.82	5,357	0.48%	-3.92%	to	-2.64%
PIMCO VIT Dynamic Bond - Admin (PMUBAM)
2022	0.00%	to	0.15%	1,094,378	10.71	to	12.40	13,530,998	2.72%	-6.50%	to	-6.36%
2021	0.00%			951,622	13.24			12,600,574	2.09%	1.29%
2020	0.00%			755,901	13.07			9,881,898	2.81%	4.81%
2019	0.00%			1,061	12.47			13,232	4.32%	4.78%	to	4.93%
2018	0.00%	to	0.15%	1,069	10.33	to	11.89	12,689	2.86%	0.88%	to	1.02%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2022	0.00%	to	0.15%	854,907	12.53	to	21.20	17,749,204	8.32%	-11.98%	to	-11.84%
2021	0.00%	to	0.15%	590,054	14.23	to	24.05	13,737,165	11.41%	16.06%	to	16.23%
2020	0.00%	to	0.15%	634,696	12.26	to	20.69	12,682,758	4.89%	7.85%	to	8.01%
2019	0.00%	to	0.15%	664	11.37	to	19.16	12,335	2.93%	11.73%	to	11.90%
2018	0.00%	to	0.15%	670	10.18	to	17.12	11,289	3.22%	-5.57%	to	-5.41%
PIMCO Variable Insurance Trust - All Asset Portfolio: Institutional Class (PMVAAI)
2022	0.00%			48,560	12.07			586,064	7.81%	-11.66%
2021	0.00%			48,580	13.66			663,661	11.12%	16.41%
2020	0.00%			48,598	11.74			570,308	2.58%	17.35%			****
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class (PMVEBA)
2022	0.00%	to	0.15%	1,241,713	9.87	to	19.78	24,138,743	4.83%	-15.84%	to	-15.71%
2021	0.00%	to	0.15%	971,853	11.73	to	23.47	22,409,190	4.49%	-2.71%	to	-2.56%
2020	0.00%	to	0.15%	1,158,951	12.05	to	24.09	27,488,908	4.67%	6.55%	to	6.71%
2019	0.00%	to	0.15%	1,493	11.31	to	22.58	33,211	4.43%	14.60%	to	14.77%
2018	0.00%	to	0.15%	1,146	9.87	to	19.67	22,188	4.14%	-4.91%	to	-4.75%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2022	0.00%	to	0.15%	469,517	9.01	to	12.10	5,665,674	1.59%	-19.10%	to	-18.98%
2021	0.00%	to	0.15%	351,785	11.14	to	14.93	5,236,485	5.76%	-7.66%	to	-7.52%
2020	0.00%	to	0.15%	381,446	12.06	to	16.14	6,156,308	5.16%	10.61%	to	10.77%
2019	0.00%	to	0.15%	407	10.90	to	14.57	5,937	2.00%	6.86%	to	7.02%
2018	0.00%	to	0.15%	396	10.20	to	13.62	5,400	4.72%	-4.14%	to	-3.95%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2022	0.00%	to	0.15%	1,659,841	10.27	to	19.32	31,672,471	1.48%	-10.29%	to	-10.15%
2021	0.00%	to	0.15%	1,876,257	11.45	to	21.50	39,765,614	1.58%	-2.10%	to	-1.96%
2020	0.00%	to	0.15%	1,790,574	11.69	to	21.93	38,455,807	5.87%	5.40%	to	5.56%
2019	0.00%	to	0.15%	1,895	11.09	to	20.77	38,733	1.77%	6.85%	to	7.01%
2018	0.00%	to	0.15%	1,993	10.38	to	19.41	38,042	1.32%	1.96%	to	2.10%
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2022	0.00%	to	0.15%	185,525	9.95	to	16.23	2,994,077	1.48%	-11.14%	to	-11.00%
2021	0.00%	to	0.15%	224,337	11.19	to	18.24	4,033,587	5.03%	-4.30%	to	-4.16%
2020	0.00%	to	0.15%	195,433	11.70	to	19.03	3,673,649	2.39%	9.95%	to	10.12%
2019	0.00%			176	17.28			3,045	2.46%	5.97%	to	6.12%
2018	0.00%	to	0.15%	176	10.04	to	16.28	2,860	6.39%	-4.29%	to	-4.24%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2022	0.00%	to	0.15%	1,297,043	11.23	to	22.57	28,887,854	5.08%	-10.42%	to	-10.28%
2021	0.00%	to	0.15%	1,297,505	12.54	to	25.16	32,285,076	4.45%	3.48%	to	3.63%
2020	0.00%	to	0.15%	1,594,292	12.11	to	24.28	38,540,417	4.81%	5.59%	to	5.75%
2019	0.00%	to	0.15%	2,539	11.47	to	22.96	58,164	4.91%	14.55%	to	14.72%
2018	0.00%	to	0.15%	1,094	10.02	to	20.01	21,723	5.11%	-2.72%	to	-2.68%
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class (PMVID)
2022	0.00%	to	0.15%	11,327,761	11.34	to	12.45	140,654,370	3.72%	-7.91%	to	-7.78%
2021	0.00%	to	0.15%	11,915,484	12.32	to	13.50	160,492,423	2.89%	1.84%	to	2.00%
2020	0.00%	to	0.15%	10,236,912	12.10	to	13.24	135,261,739	4.63%	6.35%	to	6.51%
2019	0.00%	to	0.15%	9,959	11.37	to	12.43	123,539	3.52%	8.40%	to	8.57%
2018	0.00%	to	0.15%	7,532	10.49	to	11.45	86,105	3.20%	0.19%	to	0.44%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2022	0.00%	to	0.15%	2,119,123	10.04	to	14.31	29,919,773	1.65%	-5.88%	to	-5.74%
2021	0.00%	to	0.15%	2,265,678	10.66	to	15.18	33,775,726	0.52%	-1.08%	to	-0.93%
2020	0.00%	to	0.15%	2,148,775	10.78	to	15.32	32,501,778	1.19%	2.84%	to	2.99%
2019	0.00%	to	0.15%	2,038	10.48	to	14.87	30,195	2.78%	3.87%	to	4.03%
2018	0.00%	to	0.15%	2,618	10.09	to	14.30	37,294	1.94%	0.20%	to	0.35%
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2022	0.00%	to	0.15%	677,538	9.25	to	18.72	12,095,060	2.06%	-28.98%	to	-28.87%
2021	0.00%	to	0.15%	727,756	13.02	to	26.32	18,781,478	1.57%	-4.93%	to	-4.78%
2020	0.00%	to	0.15%	619,199	13.70	to	27.65	15,928,825	1.68%	17.22%	to	17.39%
2019	0.00%	to	0.15%	594	11.68	to	23.55	13,462	2.06%	13.15%	to	13.32%
2018	0.00%	to	0.15%	553	10.33	to	20.78	11,116	2.40%	-2.46%	to	-2.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2022	0.00%	to	0.15%	1,683,629	11.11	to	17.75	29,511,950	7.13%	-12.04%	to	-11.90%
2021	0.00%	to	0.15%	1,813,386	12.63	to	20.14	36,158,027	4.89%	5.43%	to	5.59%
2020	0.00%	to	1.30%	1,595,759	11.98	to	19.08	30,295,709	1.42%	10.27%	to	11.71%
2019	0.00%	to	0.15%	1,484	10.74	to	17.08	25,250	1.68%	7.04%	to	8.44%
2018	0.00%	to	1.30%	1,821	9.92	to	15.75	28,483	2.49%	-3.53%	to	-2.23%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2022	0.00%	to	0.15%	1,329,831	9.76	to	14.69	13,238,410	23.25%	8.45%	to	8.61%
2021	0.00%	to	0.15%	1,352,115	8.98	to	13.54	12,375,424	4.30%	33.14%	to	33.34%
2020	0.00%	to	0.15%	1,346,285	6.74	to	10.17	9,025,188	5.47%	1.20%	to	1.35%
2019	0.00%	to	0.15%	1,338	6.65	to	10.05	8,894	4.40%	11.26%	to	11.43%
2018	0.00%	to	0.15%	1,555	5.97	to	9.03	9,280	2.11%	-14.33%	to	-14.10%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2022	0.00%	to	0.15%	6,919,063	10.10	to	18.39	125,895,763	2.61%	-14.43%	to	-14.30%
2021	0.00%	to	0.15%	7,320,268	11.80	to	21.46	155,443,188	1.82%	-1.41%	to	-1.27%
2020	0.00%	to	0.15%	6,833,972	11.97	to	21.73	146,965,340	2.11%	8.49%	to	8.65%
2019	0.00%	to	0.15%	6,493	11.03	to	20.00	129,029	3.01%	6.96%	to	8.36%
2018	0.00%	to	1.30%	6,549	10.20	to	18.46	120,038	2.55%	-1.87%	to	-0.54%
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class (PVGCBA)
2022	0.00%	to	0.15%	265,313	10.45	to	10.97	2,908,280	1.61%	-11.67%	to	-11.54%
2021	0.00%	to	0.15%	230,542	11.83	to	12.40	2,856,734	2.33%	-1.66%	to	-1.52%
2020	0.00%	to	0.15%	202,793	12.03	to	12.59	2,551,869	4.89%	7.94%	to	8.10%
2019	0.00%	to	0.15%	119	11.15	to	11.65	1,389	2.22%	7.72%	to	7.88%
2018	0.00%	to	0.15%	74	10.35	to	10.80	794	1.69%	0.88%	to	1.12%
PIMCO Variable Insurance Trust - Global Diversified Allocation Portfolio: Administrative Class (PVGDAA)
2022	0.00%			83	15.19			1,257	4.83%	-16.56%
2021	0.00%			628	18.20			11,438	4.45%	8.60%
2020	0.00%			635	16.76			10,643	3.24%	4.15%
2019	0.00%			1	16.09			10	2.62%	21.71%
2018	0.00%			1	13.22			9	1.92%	-8.95%
PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class (PVGMAA)
2022	0.00%	to	0.15%	286,758	12.72	to	14.85	4,236,811	3.25%	-18.48%	to	-18.36%
2021	0.00%	to	0.15%	155,827	15.60	to	18.19	2,791,458	2.05%	12.46%	to	12.63%
2020	0.00%	to	0.15%	166,207	13.88	to	16.15	2,664,809	7.71%	16.66%	to	16.83%
2019	0.00%			161	13.82			2,224	2.21%	17.06%
2018	0.00%	to	0.15%	156	10.18	to	11.81	1,843	1.85%	-5.57%	to	-5.44%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class (PVSTA)
2022	0.00%	to	1.30%	5,933,157	10.73	to	14.37	84,496,951	1.76%	-1.44%	to	-0.15%
2021	0.00%	to	1.30%	4,119,233	10.76	to	14.39	59,076,341	1.11%	-1.35%	to	-0.06%
2020	0.00%	to	1.30%	3,857,404	10.78	to	14.40	55,434,867	1.27%	0.92%	to	2.24%
2019	0.00%	to	0.15%	4,443	10.56	to	14.08	62,328	2.47%	1.47%	to	2.80%
2018	0.00%	to	1.30%	4,811	10.29	to	13.70	65,667	2.23%	0.17%	to	1.56%
ProFund VP Asia 30 (PROA30)
2022	0.00%	to	0.15%	114,059	9.94	to	11.21	1,272,221	1.14%	-24.54%	to	-24.42%
2021	0.00%	to	0.15%	73,169	13.18	to	14.83	1,078,384	0.00%	-18.64%	to	-18.52%
2020	0.00%	to	0.15%	134,042	16.20	to	18.20	2,433,243	0.61%	35.34%	to	35.55%
2019	0.00%			124	13.43			1,661	0.26%	26.31%
2018	0.00%	to	0.15%	64	9.49	to	10.63	680	0.46%	-18.68%	to	-18.61%
ProFund Access VP High Yield Fund (PROAHY)
2022	0.00%	to	0.15%	360,093	10.41	to	17.12	6,155,245	8.41%	-8.10%	to	-7.97%
2021	0.00%	to	0.15%	59,961	11.33	to	18.60	1,106,666	2.08%	0.12%	to	0.27%
2020	0.00%	to	0.15%	91,751	11.32	to	18.55	1,650,070	2.62%	-0.21%	to	-0.06%
2019	0.00%	to	0.15%	75	11.34	to	18.56	1,389	4.88%	12.26%	to	12.43%
2018	0.00%	to	0.15%	26	10.10	to	16.51	430	2.59%	-0.79%	to	-0.60%
ProFund VP Biotechnology (PROBIO)
2022	0.00%	to	0.15%	76,620	14.78	to	47.09	3,268,483	0.00%	-7.85%	to	-7.71%
2021	0.00%	to	0.15%	64,252	16.04	to	51.02	2,941,594	0.00%	15.56%	to	15.73%
2020	0.00%	to	0.15%	95,288	13.88	to	44.09	3,845,103	0.02%	15.20%	to	15.38%
2019	0.00%	to	0.15%	91	12.05	to	38.21	3,081	0.00%	16.28%	to	16.46%
2018	0.00%	to	0.15%	37	10.36	to	32.81	1,125	0.00%	-6.92%	to	-6.76%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFund VP Bull (PROBL)
2022	0.00%	to	0.15%	343,908	15.80	to	32.36	11,125,061	0.00%	-19.86%	to	-19.74%
2021	0.00%	to	0.15%	628,234	19.72	to	40.32	25,297,007	0.00%	26.14%	to	26.33%
2020	0.00%	to	0.15%	678,688	15.63	to	31.91	21,647,437	0.12%	15.86%	to	16.03%
2019	0.00%	to	0.15%	620	13.49	to	27.50	16,976	0.28%	28.69%	to	28.88%
2018	0.00%	to	0.15%	494	10.48	to	21.34	10,528	0.00%	-6.34%	to	-6.16%
ProFund VP Basic Materials (PROBM)
2022	0.00%	to	0.15%	71,000	14.66	to	21.52	1,503,721	0.24%	-9.28%	to	-9.14%
2021	0.00%	to	0.15%	101,189	16.16	to	23.69	2,375,385	0.52%	25.44%	to	25.63%
2020	0.00%	to	0.15%	279,114	12.88	to	18.86	5,250,023	0.57%	16.31%	to	16.49%
2019	0.00%			48	16.19			769	0.20%	17.54%	to	17.72%
2018	0.00%	to	0.15%	39	9.42	to	13.75	537	0.35%	-17.80%	to	-17.66%
ProFund VP Banks (PROBNK)
2022	0.00%			42,776	23.57			1,008,023	0.63%	-19.88%
2021	0.00%			39,370	29.41			1,157,998	1.24%	34.09%
2020	0.00%	to	0.15%	55,721	11.06	to	21.94	1,207,206	1.27%	-15.34%	to	-15.21%
2019	0.00%	to	0.15%	108	13.06	to	25.87	2,736	0.66%	36.22%	to	36.43%
2018	0.00%	to	0.15%	53	9.59	to	18.96	962	0.38%	-18.03%	to	-17.92%
ProFund VP Bear (PROBR)
2022	0.00%	to	0.15%	1,803,128	1.53	to	4.60	2,800,095	0.00%	16.94%	to	17.11%
2021	0.00%	to	0.15%	134,563	1.30	to	3.94	186,188	0.00%	-24.74%	to	-24.63%
2020	0.00%	to	0.15%	376,028	1.73	to	5.23	656,412	0.32%	-25.73%	to	-25.61%
2019	0.00%	to	0.15%	105	2.33	to	7.04	298	0.08%	-23.06%	to	-22.95%
2018	0.00%	to	0.15%	238	3.02	to	9.15	753	0.00%	3.86%	to	4.14%
ProFund VP Consumer Goods (PROCG)
2022	0.00%	to	0.15%	99,007	13.56	to	29.32	2,308,487	0.03%	-24.81%	to	-24.70%
2021	0.00%	to	0.15%	253,353	18.04	to	38.93	9,077,988	0.15%	19.47%	to	19.65%
2020	0.00%	to	0.15%	81,684	15.10	to	32.54	2,592,696	0.57%	30.85%	to	31.05%
2019	0.00%	to	0.15%	56	11.54	to	24.83	1,390	1.43%	26.37%	to	26.56%
2018	0.00%	to	0.15%	31	9.13	to	19.62	616	0.40%	-14.91%	to	-14.81%
ProFund VP Consumer Services (PROCS)
2022	0.00%	to	0.15%	45,038	13.03	to	33.00	1,363,292	0.00%	-31.63%	to	-31.53%
2021	0.00%	to	0.15%	71,103	19.06	to	48.20	3,244,667	0.00%	10.07%	to	10.23%
2020	0.00%	to	0.15%	75,386	17.31	to	43.73	3,132,353	0.00%	28.15%	to	28.34%
2019	0.00%	to	0.15%	61	13.51	to	34.07	2,011	0.00%	24.45%	to	24.64%
2018	0.00%	to	0.15%	61	10.86	to	27.34	1,655	0.00%	0.46%	to	0.63%
ProFund VP Europe 30 (PROE30)
2022	0.00%	to	0.15%	93,243	11.42	to	15.27	1,423,348	4.87%	-7.90%	to	-7.76%
2021	0.00%	to	0.15%	79,271	12.40	to	16.55	1,312,017	0.59%	24.34%	to	24.53%
2020	0.00%			49,364	13.29			656,173	2.02%	-9.23%
2019	0.00%			61	14.64			900	1.65%	17.61%	to	17.79%
2018	0.00%	to	0.15%	46	9.36	to	12.43	566	1.35%	-14.21%	to	-14.16%
ProFund VP Emerging Markets (PROEM)
2022	0.00%	to	0.15%	366,038	9.61	to	10.59	3,514,800	0.62%	-16.32%	to	-16.19%
2021	0.00%	to	0.15%	266,379	11.46	to	12.65	3,056,364	0.00%	-18.14%	to	-18.01%
2020	0.00%			526,394	13.98			7,358,569	0.55%	26.72%
2019	0.00%			319	11.03			3,518	0.31%	24.05%	to	24.23%
2018	0.00%	to	0.15%	149	8.88	to	9.85	1,320	0.24%	-15.38%	to	-15.27%
ProFund VP Financials (PROFIN)
2022	0.00%	to	0.15%	136,211	14.41	to	26.89	3,558,228	0.04%	-15.27%	to	-15.14%
2021	0.00%	to	0.15%	210,787	17.00	to	31.69	6,630,191	0.36%	29.91%	to	30.10%
2020	0.00%	to	0.15%	122,150	13.09	to	24.36	2,923,418	1.09%	-1.92%	to	-1.77%
2019	0.00%	to	0.15%	180	13.35	to	24.80	4,390	0.64%	30.07%	to	30.27%
2018	0.00%	to	0.15%	115	10.26	to	19.04	2,140	0.30%	-10.55%	to	-10.40%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Falling US Dollar (PROFUD)
2022	0.00%	to	0.15%	34,566	6.07	to	8.44	212,665	0.00%	-8.90%	to	-8.76%
2021	0.00%	to	0.15%	25,430	6.66	to	9.27	172,995	0.00%	-8.17%	to	-8.03%
2020	0.00%			66,091	7.24			478,330	0.34%	4.80%
2019	0.00%			28	6.91			195	0.04%	-2.49%	to	-2.34%
2018	0.00%	to	0.15%	4	7.07	to	9.89	31	0.00%	-6.43%	to	-6.36%
ProFunds VP Government Money Market (PROGMM)
2022	0.00%	to	0.15%	383,230	10.14	to	10.25	3,926,414	1.01%	0.89%	to	1.04%
2021	0.00%	to	0.15%	424,245	10.06	to	10.14	4,301,950	0.01%	-0.14%	to	0.01%
2020	0.00%	to	0.15%	583,356	10.07	to	10.14	5,914,217	0.05%	-0.11%	to	0.04%
2019	0.00%	to	0.15%	1,008	10.08	to	10.13	10,211	0.88%	0.62%	to	0.77%
2018	0.00%	to	0.15%	3,957	10.02	to	10.06	39,792	0.38%	0.30%	to	0.40%
ProFund VP U.S. Government Plus (PROGVP)
2022	0.00%	to	0.15%	29,021	7.81	to	12.77	370,138	0.00%	-41.78%	to	-41.70%
2021	0.00%			61,156	21.91			1,339,700	0.00%	-7.08%
2020	0.00%			46,040	23.58			1,085,457	0.06%	20.69%
2019	0.00%			168	19.53			3,278	0.85%	18.04%	to	18.22%
2018	0.00%	to	0.15%	81	10.16	to	16.52	1,339	0.92%	-5.58%	to	-5.44%
ProFund VP Health Care (PROHC)
2022	0.00%	to	0.15%	124,221	17.72	to	45.42	5,464,986	0.00%	-6.17%	to	-6.02%
2021	0.00%	to	0.15%	116,817	18.89	to	48.34	5,554,274	0.03%	21.36%	to	21.54%
2020	0.00%	to	0.15%	103,473	15.56	to	39.77	4,109,772	0.00%	14.27%	to	14.44%
2019	0.00%	to	0.15%	140	13.62	to	34.75	4,814	0.00%	19.19%	to	19.37%
2018	0.00%	to	0.15%	151	11.43	to	29.11	4,361	0.00%	4.29%	to	4.41%
ProFund VP Industrials (PROIND)
2022	0.00%	to	0.15%	135,223	14.88	to	32.47	4,365,112	0.00%	-15.73%	to	-15.60%
2021	0.00%	to	0.15%	170,970	17.65	to	38.47	6,560,941	0.00%	16.23%	to	16.40%
2020	0.00%	to	0.15%	134,177	15.19	to	33.05	4,157,196	0.17%	16.59%	to	16.76%
2019	0.00%	to	0.15%	133	13.03	to	28.31	3,708	0.00%	30.30%	to	30.49%
2018	0.00%	to	0.15%	46	10.00	to	21.69	958	0.07%	-12.89%	to	-12.79%
ProFund VP International (PROINT)
2022	0.00%			96,774	13.44			1,300,462	0.00%	-16.45%
2021	0.00%	to	0.15%	42,161	12.62	to	16.08	674,397	0.00%	8.66%	to	8.82%
2020	0.00%			11,431	14.78			168,945	0.31%	4.90%
2019	0.00%			14	14.09			199	0.20%	19.09%	to	19.27%
2018	0.00%	to	0.15%	16	9.31	to	11.81	187	0.00%	-15.90%	to	-15.76%
ProFund VP Japan (PROJP)
2022	0.00%	to	0.15%	24,034	13.36	to	20.19	485,029	0.00%	-10.06%	to	-9.92%
2021	0.00%			24,655	22.41			552,616	0.00%	3.89%
2020	0.00%			192,694	21.57			4,157,241	0.08%	15.93%
2019	0.00%			77	18.61			1,430	0.10%	19.82%	to	20.00%
2018	0.00%	to	0.15%	80	10.33	to	15.51	1,236	0.00%	-11.71%	to	-11.62%
ProFunds VP Large-Cap Growth (PROLCG)
2022	0.00%	to	0.15%	51,401	16.78	to	37.84	1,928,841	0.00%	-30.74%	to	-30.64%
2021	0.00%	to	0.15%	180,901	24.22	to	54.56	9,813,524	0.00%	29.67%	to	29.86%
2020	0.00%	to	0.15%	152,630	18.68	to	42.01	6,401,423	0.00%	30.73%	to	30.93%
2019	0.00%	to	0.15%	178	14.29	to	32.09	5,717	0.00%	28.70%	to	28.89%
2018	0.00%	to	0.15%	269	11.10	to	24.89	6,692	0.00%	-2.03%	to	-1.89%
ProFunds VP Large-Cap Value (PROLCV)
2022	0.00%	to	0.15%	113,600	14.56	to	28.19	3,197,714	0.30%	-6.96%	to	-6.82%
2021	0.00%	to	0.15%	147,316	15.65	to	30.26	4,417,119	0.62%	22.74%	to	22.92%
2020	0.00%			42,947	24.61			1,057,078	0.24%	-0.06%
2019	0.00%			251	24.63			6,192	0.30%	29.77%
2018	0.00%	to	0.15%	118	9.86	to	18.98	2,241	1.00%	-10.77%	to	-10.60%
ProFunds VP Mid-Cap (PROMC)
2022	0.00%	to	0.15%	23,148	13.38	to	27.13	612,316	0.00%	-15.04%	to	-14.92%
2021	0.00%	to	0.15%	66,484	15.74	to	31.88	2,114,835	0.00%	22.02%	to	22.21%
2020	0.00%	to	0.15%	80,827	12.90	to	26.09	2,104,716	0.47%	10.59%	to	10.76%
2019	0.00%	to	0.15%	90	11.67	to	23.55	2,118	0.08%	23.34%	to	23.53%
2018	0.00%	to	0.15%	646	9.46	to	19.07	12,308	0.00%	-12.97%	to	-12.84%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Mid-Cap Growth (PROMCG)
2022	0.00%			14,933	29.04			433,735	0.00%	-20.34%
2021	0.00%			23,591	36.46			860,172	0.00%	16.97%
2020	0.00%			105,349	31.17			3,284,064	0.00%	20.90%
2019	0.00%			14	25.78			358	0.00%	24.06%	to	24.24%
2018	0.00%	to	0.15%	16	9.73	to	20.75	340	0.00%	-12.10%	to	-12.00%
ProFunds VP Mid-Cap Value (PROMCV)
2022	0.00%	to	0.15%	75,592	13.89	to	28.37	2,137,253	0.18%	-8.59%	to	-8.45%
2021	0.00%	to	0.15%	133,016	15.19	to	30.99	3,978,999	0.31%	28.34%	to	28.53%
2020	0.00%	to	0.15%	33,113	11.84	to	24.11	734,332	0.49%	2.14%	to	2.30%
2019	0.00%	to	0.15%	61	11.59	to	23.57	1,311	0.10%	23.90%	to	24.08%
2018	0.00%	to	0.15%	37	9.35	to	18.99	711	0.11%	-13.43%	to	-13.33%
ProFund VP NASDAQ-100 (PRON)
2022	0.00%	to	0.15%	379,859	18.05	to	48.54	17,187,050	0.00%	-34.01%	to	-33.91%
2021	0.00%	to	0.15%	928,637	27.35	to	73.44	66,219,108	0.00%	24.62%	to	24.80%
2020	0.00%	to	0.15%	926,682	21.94	to	58.84	52,593,108	0.00%	45.35%	to	45.57%
2019	0.00%	to	0.15%	912	15.10	to	40.42	35,599	0.00%	36.50%	to	36.70%
2018	0.00%	to	0.15%	355	11.06	to	29.57	10,013	0.00%	-2.04%	to	-1.86%
ProFund VP Internet (PRONET)
2022	0.00%	to	0.15%	54,181	12.29	to	32.57	1,509,363	0.00%	-46.21%	to	-46.13%
2021	0.00%	to	0.15%	75,425	22.85	to	60.45	3,994,625	0.00%	5.14%	to	5.30%
2020	0.00%	to	0.15%	167,260	21.73	to	57.41	8,785,585	0.00%	50.60%	to	50.82%
2019	0.00%	to	0.15%	118	14.43	to	38.07	4,174	0.00%	17.86%	to	18.03%
2018	0.00%	to	0.15%	125	12.25	to	32.25	3,833	0.00%	4.79%	to	4.95%
ProFund VP Oil & Gas (PROOG)
2022	0.00%	to	0.15%	817,375	14.73	to	16.62	13,332,132	1.18%	59.19%	to	59.43%
2021	0.00%	to	0.15%	386,281	9.25	to	10.42	3,887,357	2.05%	51.70%	to	51.93%
2020	0.00%	to	0.15%	327,239	6.10	to	6.86	2,176,290	1.25%	-34.56%	to	-34.46%
2019	0.00%	to	0.15%	433	9.32	to	10.47	4,460	0.94%	8.35%	to	8.52%
2018	0.00%	to	0.15%	124	8.60	to	9.65	1,163	2.45%	-20.37%	to	-20.18%
ProFund VP Pharmaceuticals (PROPHR)
2022	0.00%	to	0.15%	48,626	12.93	to	29.20	1,299,020	0.09%	-6.27%	to	-6.13%
2021	0.00%	to	0.15%	84,006	13.79	to	31.11	2,484,203	0.13%	11.03%	to	11.20%
2020	0.00%	to	0.15%	73,084	12.42	to	27.98	1,940,182	0.06%	12.34%	to	12.51%
2019	0.00%	to	0.15%	69	11.06	to	24.86	1,644	0.65%	13.87%	to	14.04%
2018	0.00%	to	0.15%	28	9.71	to	21.80	601	0.67%	-6.36%	to	-6.20%
ProFund VP Precious Metals (PROPM)
2022	0.00%	to	0.15%	743,076	5.65	to	12.96	4,304,679	0.00%	-11.15%	to	-11.02%
2021	0.00%	to	0.15%	463,126	6.35	to	14.58	3,003,674	0.00%	-9.07%	to	-8.93%
2020	0.00%	to	0.15%	528,444	6.98	to	16.04	3,720,373	0.29%	23.92%	to	24.10%
2019	0.00%	to	0.15%	399	5.62	to	12.94	2,296	0.03%	45.76%	to	45.98%
2018	0.00%	to	0.15%	320	3.85	to	8.88	1,233	0.00%	-13.62%	to	-13.48%
ProFund VP Real Estate (PRORE)
2022	0.00%	to	0.15%	43,991	11.63	to	21.37	938,382	0.57%	-26.67%	to	-26.56%
2021	0.00%	to	0.15%	185,686	15.86	to	29.10	5,395,348	0.04%	36.87%	to	37.08%
2020	0.00%	to	0.15%	44,803	11.59	to	21.23	949,342	1.70%	-6.43%	to	-6.29%
2019	0.00%	to	0.15%	156	12.39	to	22.65	3,522	1.39%	26.57%	to	26.76%
2018	0.00%	to	0.15%	57	9.79	to	17.87	1,019	2.62%	-5.77%	to	-5.70%
ProFund VP Rising Rates Opportunity (PRORRO)
2022	0.00%	to	0.15%	1,454,164	3.45	to	9.00	5,068,960	0.00%	58.23%	to	58.47%
2021	0.00%	to	0.15%	556,979	2.18	to	5.69	1,234,698	0.00%	-0.22%	to	-0.07%
2020	0.00%	to	0.15%	260,007	2.18	to	5.70	570,770	1.16%	-26.81%	to	-26.70%
2019	0.00%			314	2.97			933	0.20%	-17.54%	to	-17.42%
2018	0.00%	to	0.15%	717	3.60	to	9.44	2,628	0.00%	3.96%	to	4.35%
ProFunds VP Small Cap (PROSC)
2022	0.00%			207,307	23.07			4,783,240	0.00%	-21.85%
2021	0.00%			234,156	29.52			6,913,015	0.00%	12.88%
2020	0.00%			443,936	26.15			11,610,697	0.06%	17.06%
2019	0.00%			403	22.34			8,997	0.00%	23.42%	to	23.60%
2018	0.00%	to	0.15%	312	9.43	to	18.08	5,631	0.00%	-13.09%	to	-12.87%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFunds VP Small-Cap Growth (PROSCG)
2022	0.00%	to	0.15%	65,973	13.31	to	31.08	2,003,141	0.00%	-22.53%	to	-22.41%
2021	0.00%	to	0.15%	109,205	17.18	to	40.06	4,341,977	0.00%	20.46%	to	20.64%
2020	0.00%	to	0.15%	84,349	14.26	to	33.20	2,770,897	0.00%	17.21%	to	17.39%
2019	0.00%	to	0.15%	44	12.17	to	28.28	1,224	0.00%	18.94%	to	19.12%
2018	0.00%	to	0.15%	116	10.23	to	23.74	2,702	0.00%	-5.89%	to	-5.76%
ProFund VP Semiconductor (PROSCN)
2022	0.00%	to	0.15%	40,763	22.60	to	53.12	2,084,711	0.00%	-37.60%	to	-37.50%
2021	0.00%	to	0.15%	77,772	36.22	to	85.00	6,499,791	0.00%	48.27%	to	48.49%
2020	0.00%			82,970	57.24			4,749,279	0.41%	44.85%
2019	0.00%	to	0.15%	59	16.89	to	39.52	2,286	0.15%	49.55%	to	49.77%
2018	0.00%	to	0.15%	43	11.29	to	26.38	1,087	0.00%	-10.40%	to	-10.24%
ProFunds VP Small-Cap Value (PROSCV)
2022	0.00%	to	0.15%	108,454	13.04	to	26.37	2,849,569	0.00%	-12.54%	to	-12.41%
2021	0.00%	to	0.15%	134,095	14.90	to	30.10	4,023,271	0.10%	28.36%	to	28.56%
2020	0.00%			142,021	23.42			3,325,617	0.03%	1.06%
2019	0.00%	to	0.15%	146	11.51	to	23.17	3,379	0.00%	22.38%	to	22.56%
2018	0.00%	to	0.15%	131	9.40	to	18.90	2,472	0.00%	-14.39%	to	-14.25%
ProFund VP Short Emerging Markets (PROSEM)
2022	0.00%	to	0.15%	214	4.26	to	5.92	912	0.00%	6.53%	to	6.69%
2021	0.00%	to	0.15%	26,950	3.99	to	5.55	107,902	0.00%	9.79%	to	9.96%
2020	0.00%	to	0.15%	7,514	3.63	to	5.06	27,746	0.04%	-31.86%	to	-31.76%
2019	0.00%	to	0.15%	38	5.32	to	7.42	217	0.74%	-21.11%	to	-20.99%
2018	0.00%	to	0.15%	134	6.73	to	9.41	919	0.00%	12.43%	to	12.54%
ProFund VP Short International (PROSIN)
2022	0.00%	to	0.15%	579,907	3.58	to	6.76	2,079,125	0.00%	12.28%	to	12.45%
2021	0.00%	to	0.15%	52,704	3.18	to	6.02	168,659	0.00%	-13.53%	to	-13.40%
2020	0.00%	to	0.15%	50,819	3.67	to	6.97	190,946	0.14%	-17.07%	to	-16.94%
2019	0.00%	to	0.15%	21	4.42	to	8.40	112	0.41%	-17.54%	to	-17.42%
2018	0.00%	to	0.15%	257	5.35	to	10.19	1,401	0.00%	15.27%	to	15.30%
ProFunds VP Short Mid-Cap (PROSMC)
2022	0.00%	to	0.15%	615	1.56	to	4.76	958	0.00%	9.20%	to	9.37%
2021	0.00%			617	1.42			878	0.00%	-24.07%
2020	0.00%	to	0.15%	4,704	1.88	to	5.75	14,951	0.62%	-26.76%	to	-26.65%
2019	0.00%	to	0.15%	19	2.56	to	7.85	103	0.07%	-21.29%	to	-21.17%
2018	0.00%	to	0.15%	62	3.24	to	9.97	237	0.00%	10.78%	to	10.96%
ProFund VP Short NASDAQ-100 (PROSN)
2022	0.00%	to	0.15%	1,205,587	0.84	to	3.49	1,059,138	0.00%	34.86%	to	35.06%
2021	0.00%	to	0.15%	146,651	0.62	to	2.59	94,660	0.00%	-25.24%	to	-25.13%
2020	0.00%	to	0.15%	441,196	0.83	to	3.46	376,430	0.04%	-42.86%	to	-42.77%
2019	0.00%	to	0.15%	136	1.46	to	6.05	297	0.01%	-28.16%	to	-28.06%
2018	0.00%	to	0.15%	133	2.02	to	8.43	270	0.00%	-2.99%	to	-2.88%
ProFunds VP Short Small-Cap (PROSSC)
2022	0.00%	to	0.15%	775,818	1.47	to	5.07	1,139,107	0.00%	17.63%	to	17.81%
2021	0.00%			39,541	1.25			49,279	0.00%	-19.05%
2020	0.00%	to	0.15%	210,644	1.54	to	5.33	330,836	0.52%	-32.07%	to	-31.96%
2019	0.00%	to	0.15%	137	2.26	to	7.85	391	0.10%	-20.90%	to	-20.78%
2018	0.00%	to	0.15%	40	2.86	to	9.93	114	0.00%	10.21%	to	10.42%
ProFund VP Technology (PROTEC)
2022	0.00%	to	0.15%	89,574	20.59	to	47.76	4,205,605	0.00%	-35.82%	to	-35.72%
2021	0.00%	to	0.15%	124,255	32.08	to	74.30	8,831,880	0.00%	34.75%	to	34.96%
2020	0.00%	to	0.15%	123,317	23.81	to	55.06	6,433,663	0.00%	44.59%	to	44.80%
2019	0.00%	to	0.15%	118	16.47	to	38.02	4,364	0.00%	44.97%	to	45.18%
2018	0.00%	to	0.15%	107	11.36	to	26.19	2,798	0.00%	-2.41%	to	-2.28%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
ProFund VP Telecommunications (PROTEL)
2022	0.00%	to	0.15%	28,724	9.81	to	15.99	451,794	2.70%	-21.34%	to	-21.22%
2021	0.00%	to	0.15%	68,404	12.47	to	20.29	1,378,137	1.61%	18.24%	to	18.41%
2020	0.00%			39,023	17.14			668,710	1.84%	3.15%
2019	0.00%			31	16.61			518	2.44%	14.60%	to	14.77%
2018	0.00%	to	0.15%	22	8.93	to	14.48	313	5.62%	-15.28%	to	-15.07%
ProFunds VP UltraBull (PROUB)
2022	0.00%	to	0.15%	25,913	19.30	to	70.30	1,723,499	0.00%	-39.21%	to	-39.12%
2021	0.00%	to	0.15%	21,642	31.74	to	115.48	2,346,016	0.00%	57.90%	to	58.14%
2020	0.00%	to	0.15%	50,219	20.10	to	73.02	3,637,723	0.72%	19.65%	to	19.83%
2019	0.00%	to	0.15%	54	16.80	to	60.94	3,269	0.30%	59.93%	to	60.17%
2018	0.00%	to	0.15%	61	10.51	to	38.05	2,333	0.00%	-15.58%	to	-15.50%
ProFunds VP UltraMid-Cap (PROUMC)
2022	0.00%			7,736	48.55			375,599	0.00%	-32.17%
2021	0.00%	to	0.15%	51,438	19.66	to	71.57	3,389,753	0.00%	46.45%	to	46.67%
2020	0.00%			22,576	48.80			1,101,686	0.23%	5.22%
2019	0.00%			33	46.38			1,508	0.00%	47.57%	to	47.79%
2018	0.00%	to	0.15%	48	8.66	to	31.38	1,507	0.00%	-26.86%	to	-26.77%
ProFund VP UltraNASDAQ-100 (PROUN)
2022	0.00%	to	0.15%	139,104	22.63	to	142.44	17,082,321	0.00%	-60.99%	to	-60.93%
2021	0.00%	to	0.15%	96,483	58.02	to	364.57	28,537,487	0.00%	52.28%	to	52.51%
2020	0.00%	to	0.15%	111,324	38.10	to	239.05	21,349,877	0.00%	86.02%	to	86.30%
2019	0.00%	to	0.15%	110	20.48	to	128.31	13,352	0.00%	79.40%	to	79.66%
2018	0.00%	to	0.15%	70	11.42	to	71.42	3,018	0.00%	-9.72%	to	-9.63%
ProFunds VP UltraSmall-Cap (PROUSC)
2022	0.00%	to	0.15%	12,228	10.12	to	31.22	376,526	0.00%	-43.77%	to	-43.68%
2021	0.00%	to	0.15%	50,006	18.00	to	55.44	2,764,979	0.00%	23.12%	to	23.30%
2020	0.00%	to	0.15%	58,491	14.62	to	44.96	2,626,321	0.12%	16.21%	to	16.39%
2019	0.00%	to	0.15%	33	12.58	to	38.63	1,270	0.00%	47.11%	to	47.33%
2018	0.00%	to	0.15%	38	8.55	to	26.22	997	0.00%	-27.11%	to	-26.94%
ProFund VP UltraShort NASDAQ-100 (PROUSN)
2022	0.00%	to	0.15%	69,468,669	0.06	to	0.83	3,869,239	0.00%	55.81%	to	56.05%
2021	0.00%	to	0.15%	9,320,143	0.04	to	0.53	346,695	0.00%	-42.80%	to	-42.72%
2020	0.00%	to	0.15%	1,221,710	0.06	to	0.93	107,352	0.38%	-71.50%	to	-71.46%
2019	0.00%	to	0.15%	462	0.22	to	3.26	881	0.08%	-50.58%	to	-50.50%
2018	0.00%	to	0.15%	483	0.44	to	6.59	254	0.00%	-11.78%	to	-10.20%
ProFund VP Utilities (PROUTL)
2022	0.00%	to	0.15%	266,866	14.71	to	30.09	7,701,622	1.05%	-0.40%	to	-0.25%
2021	0.00%	to	0.15%	171,018	14.77	to	30.16	5,078,193	1.55%	15.24%	to	15.41%
2020	0.00%	to	0.15%	115,962	12.82	to	26.14	2,976,453	1.20%	-2.55%	to	-2.40%
2019	0.00%	to	0.15%	208	13.15	to	26.78	5,518	1.23%	22.69%	to	22.88%
2018	0.00%	to	0.15%	154	10.72	to	21.79	3,335	1.82%	2.78%	to	2.88%
Putnam VT Mortgage Securities Cl IB (PVAGIB)
2022	0.00%	to	0.15%	189,947	9.56	to	10.80	2,046,745	4.72%	-10.21%	to	-10.07%
2021	0.00%	to	0.15%	293,672	10.64	to	12.01	3,515,738	0.00%	-3.91%	to	-3.77%
2020	0.00%	to	0.15%	125,069	11.07	to	12.48	1,555,933	11.32%	-1.71%	to	-1.56%
2019	0.00%	to	0.15%	351	11.27	to	12.68	4,423	1.71%	13.03%	to	13.20%
2018	0.00%	to	0.15%	181	9.97	to	11.20	2,012	2.76%	-0.99%	to	-0.88%
Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB (PVAR5B)
2022	0.00%	to	0.15%	435,782	9.45	to	10.62	4,545,778	1.37%	0.21%	to	0.36%
2021	0.00%	to	0.15%	384,036	9.43	to	10.58	3,979,623	0.00%	0.60%	to	0.75%
2020	0.00%	to	0.15%	290,575	9.38	to	10.50	2,972,154	0.00%	-7.52%	to	-7.38%
2019	0.00%	to	0.15%	223	10.14	to	11.34	2,514	0.00%	5.75%	to	5.91%
2018	0.00%	to	0.15%	226	9.59	to	10.71	2,414	0.32%	-7.97%	to	-7.83%
Putnam VT Diversified Income Cl IB (PVDIB)
2022	0.00%	to	0.15%	274,980	10.22	to	12.83	3,514,725	6.68%	-2.49%	to	-2.35%
2021	0.00%	to	0.15%	333,133	10.48	to	13.14	4,360,275	0.79%	-7.09%	to	-6.95%
2020	0.00%	to	0.15%	372,571	11.28	to	14.12	5,232,039	6.63%	-1.05%	to	-0.90%
2019	0.00%	to	0.15%	642	11.40	to	14.25	9,110	2.94%	11.06%	to	11.23%
2018	0.00%	to	0.15%	456	10.26	to	12.81	5,802	5.18%	-1.16%	to	-0.93%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB (PVEIB)
2022	0.00%	to	0.15%	571,554	17.54	to	38.87	21,305,926	1.50%	-3.28%	to	-3.13%
2021	0.00%	to	0.15%	549,026	18.14	to	40.13	20,987,468	1.20%	27.11%	to	27.30%
2020	0.00%	to	0.15%	462,479	14.27	to	31.52	14,178,697	1.56%	5.64%	to	5.80%
2019	0.00%	to	0.15%	419	13.51	to	29.79	12,430	1.95%	30.21%	to	30.40%
2018	0.00%	to	0.15%	413	10.37	to	22.85	9,411	0.69%	-8.63%	to	-8.49%
Putnam VT High Yield Cl IB (PVHYB)
2022	0.00%			318,297	16.42			5,226,215	4.03%	-11.60%
2021	0.00%			476,323	18.57			8,847,430	3.56%	4.97%
2020	0.00%			686,005	17.69			12,138,287	1.24%	5.21%
2019	0.00%			599	16.82			10,080	4.69%	14.22%	to	14.40%
2018	0.00%	to	0.15%	131	9.92	to	14.70	1,920	4.96%	-4.25%	to	-4.11%
Putnam Variable Trust - Putnam VT Income Fund: Class IB (PVIB)
2022	0.00%	to	0.15%	490,315	9.93	to	13.09	6,396,822	5.38%	-13.94%	to	-13.81%
2021	0.00%	to	0.15%	533,916	11.54	to	15.19	8,074,188	1.59%	-4.73%	to	-4.59%
2020	0.00%	to	0.15%	858,112	12.11	to	15.92	13,630,353	3.92%	5.57%	to	5.73%
2019	0.00%	to	0.15%	1,150	11.47	to	15.06	17,298	2.44%	11.73%	to	11.89%
2018	0.00%	to	0.15%	628	10.27	to	13.46	8,436	2.62%	0.10%	to	0.22%
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2022	0.00%	to	0.15%	194,800	14.53	to	14.59	2,841,668	1.98%	-6.95%	to	-6.81%
2021	0.00%	to	0.15%	81,968	15.62	to	15.66	1,283,192	2.53%	14.77%	to	14.94%
2020	0.00%	to	0.15%	32,505	13.61	to	13.62	442,755	0.00%	36.08%	to	36.22%	****
Putnam VT Sustainable Leaders Class IB (PVNOB)
2022	0.00%	to	0.15%	100,206	13.32	to	13.37	1,339,703	0.52%	-23.03%	to	-22.91%
2021	0.00%	to	0.15%	81,234	17.31	to	17.35	1,408,935	0.12%	23.35%	to	23.53%
2020	0.00%	to	0.15%	76,831	14.03	to	14.04	1,078,872	0.00%	40.30%	to	40.44%	****
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I (RWMVI)
2022	0.00%	to	0.15%	583,228	11.70	to	13.01	7,584,111	3.58%	-7.28%	to	-7.15%
2021	0.00%	to	0.15%	984,161	12.62	to	14.01	13,787,298	2.70%	3.03%	to	3.18%
2020	0.00%	to	0.15%	914,107	12.25	to	13.58	12,413,640	4.75%	10.63%	to	10.80%
2019	0.00%			1,138	12.26			13,949	2.55%	9.22%
2018	0.00%	to	0.15%	562	10.15	to	11.22	6,302	7.80%	-2.59%	to	-2.43%
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class N (RWMVN)
2022	0.00%	to	0.15%	164,190	11.37	to	12.36	2,026,847	3.85%	-7.73%	to	-7.60%
2021	0.00%	to	0.15%	194,558	12.33	to	13.38	2,599,714	2.09%	2.51%	to	2.67%
2020	0.00%	to	0.15%	238,971	12.03	to	13.03	3,090,025	3.40%	10.10%	to	10.26%
2019	0.00%	to	0.15%	382	10.92	to	11.82	4,506	0.85%	8.55%	to	8.72%
2018	0.00%	to	0.15%	839	10.06	to	10.87	9,121	11.61%	-3.08%	to	-2.86%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2022	0.00%	to	1.30%	151,983	14.18	to	35.48	4,187,746	0.00%	-23.44%	to	-22.43%
2021	0.00%	to	1.30%	230,078	18.31	to	46.35	8,257,578	0.00%	28.30%	to	29.98%
2020	0.00%	to	1.30%	184,680	14.11	to	36.12	5,174,935	0.00%	22.19%	to	23.79%
2019	0.00%	to	1.30%	206	11.41	to	29.56	4,673	0.00%	18.01%	to	19.55%
2018	0.00%	to	1.30%	153	9.56	to	25.05	2,872	0.00%	-10.22%	to	-9.05%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2022	0.00%	to	1.30%	276,807	12.63	to	39.84	8,009,713	0.41%	-10.37%	to	-9.20%
2021	0.00%	to	1.30%	268,766	13.93	to	44.45	8,649,655	1.52%	27.15%	to	28.82%
2020	0.00%	to	1.30%	320,271	10.83	to	34.96	8,144,801	1.05%	-8.35%	to	-7.15%
2019	0.00%	to	1.30%	306	11.68	to	38.14	8,403	0.67%	17.13%	to	18.67%
2018	0.00%	to	1.30%	322	9.86	to	32.56	7,498	0.79%	-9.53%	to	-8.35%
RIF Global Real Estate Securities (RLVGRE)
2022	0.00%			22,917	15.28			350,241	1.25%	-26.77%
2021	0.00%			23,601	20.87			492,535	4.87%	27.19%
2020	0.00%			23,654	16.41			388,102	1.52%	-5.18%
2019	0.00%			24	17.30			423	4.64%	21.64%
2018	0.00%			30	14.22			422	4.49%	-5.77%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
RIF International Developed Markets (RLVIDM)
2022	0.00%			8,492	14.66			124,470	0.00%	-13.04%
2021	0.00%			8,506	16.86			143,370	2.51%	12.66%
2020	0.00%			8,584	14.96			128,434	1.24%	5.08%
2019	0.00%			9	14.24			124	2.67%	19.72%
2018	0.00%			9	11.89			105	1.71%	-14.89%
RIF Balanced Strategy (RLVLBS)
2022	0.00%			19,627	16.01			314,272	1.62%	-16.35%
2021	0.00%			34,114	19.14			653,030	4.73%	13.04%
2020	0.00%			34,294	16.93			580,742	1.16%	7.65%
2019	0.00%			34	15.73			543	1.58%	16.45%
2018	0.00%			35	13.51			467	5.23%	-6.76%
RIF Equity Growth Strategy (RLVLEG)
2022	0.00%			5,842	17.88			104,456	1.22%	-17.68%
2021	0.00%			5,861	21.72			127,311	3.40%	19.61%
2020	0.00%			15,834	18.16			287,553	2.05%	8.26%
2019	0.00%			16	16.78			267	0.24%	20.09%
2018	0.00%			16	13.97			225	4.99%	-9.46%
RIF Moderate Strategy (RLVLMS)
2022	0.00%			19,266	14.30			275,561	1.82%	-15.65%
2021	0.00%			19,317	16.96			327,554	4.24%	8.23%
2020	0.00%			19,364	15.67			303,382	2.16%	6.40%
2019	0.00%			25	14.72			362	1.22%	12.54%
2018	0.00%			25	13.08			323	4.40%	-4.94%
RIF Strategic Bond (RLVSB)
2022	0.00%			18,220	12.17			221,711	2.43%	-14.28%
2021	0.00%			18,228	14.20			258,757	0.91%	-1.82%
2020	0.00%			18,236	14.46			263,658	1.82%	8.43%
2019	0.00%			20	13.33			262	2.76%	9.19%
2018	0.00%			20	12.21			240	2.09%	-0.81%
RIF US Small Cap Equity (RLVUSC)
2022	0.00%			1,253	23.46			29,404	0.19%	-15.96%
2021	0.00%			1,253	27.92			34,986	0.25%	25.79%
2020	0.00%			1,253	22.19			27,810	0.06%	12.70%
2019	0.00%			1	19.69			25	0.57%	23.07%
2018	0.00%			1	16.00			20	0.00%	-11.99%
RIF US Strategic Equity (RLVUSE)
2022	0.00%			7,133	29.23			208,518	0.60%	-20.86%
2021	0.00%			7,133	36.94			263,471	0.56%	20.40%
2020	0.00%			7,133	30.68			218,843	0.45%	23.84%
2019	0.00%			7	24.77			177	1.08%	30.26%
2018	0.00%			7	19.02			137	1.13%	-9.64%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)
2022	0.00%	to	0.15%	1,548,012	14.85	to	39.58	57,277,577	0.00%	-38.75%	to	-38.66%
2021	0.00%	to	0.15%	1,724,897	24.25	to	64.52	105,049,526	0.00%	17.15%	to	17.33%
2020	0.00%	to	0.15%	1,958,205	20.70	to	54.99	101,707,968	0.00%	33.72%	to	33.92%
2019	0.00%	to	0.15%	2,030	15.48	to	41.06	80,081	0.00%	29.38%	to	29.58%
2018	0.00%	to	0.15%	1,836	11.96	to	31.69	56,065	0.00%	1.44%	to	1.64%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2022	0.00%	to	0.15%	712,124	15.37	to	29.73	20,675,407	1.67%	-3.73%	to	-3.59%
2021	0.00%	to	0.15%	747,501	15.97	to	30.84	22,824,474	1.38%	25.03%	to	25.22%
2020	0.00%	to	0.15%	695,356	12.77	to	24.63	17,009,210	2.09%	0.81%	to	0.96%
2019	0.00%	to	0.15%	775	12.67	to	24.39	18,913	2.11%	25.85%	to	26.04%
2018	0.00%	to	0.15%	694	10.07	to	19.35	13,417	1.79%	-9.77%	to	-9.71%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2022	0.00%	to	0.15%	434,220	18.24	to	81.82	30,154,478	0.00%	-12.82%	to	-12.69%
2021	0.00%	to	0.15%	475,294	20.92	to	93.70	37,191,151	0.00%	12.66%	to	12.83%
2020	0.00%	to	0.15%	485,895	18.57	to	83.05	35,726,370	0.00%	29.07%	to	29.27%
2019	0.00%	to	0.15%	461	14.39	to	64.25	26,632	0.00%	28.44%	to	28.63%
2018	0.00%	to	0.15%	422	11.20	to	49.95	20,097	0.00%	0.72%	to	0.87%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)
2022	0.00%	to	0.15%	1,320,207	10.37	to	12.80	16,716,687	1.71%	-4.92%	to	-4.78%
2021	0.00%	to	0.15%	1,367,360	10.91	to	13.45	18,134,829	1.07%	-0.28%	to	-0.13%
2020	0.00%	to	0.15%	1,117,482	10.94	to	13.46	14,934,576	1.69%	4.30%	to	4.46%
2019	0.00%	to	0.15%	1,225	10.49	to	12.89	15,733	2.14%	3.94%	to	4.10%
2018	0.00%	to	0.15%	1,172	10.09	to	12.38	14,423	1.80%	0.80%	to	0.90%
Third Avenue Value (TAVV)
2022	0.00%	to	1.30%	275,375	13.18	to	27.22	5,942,601	1.15%	14.61%	to	16.11%
2021	0.00%			141,208	19.24			2,716,702	0.69%	22.07%
2020	0.00%			40,153	15.76			632,850	1.86%	-2.39%
2019	0.00%			105	16.15			1,701	0.29%	11.01%	to	12.46%
2018	0.00%	to	1.30%	120	8.52	to	18.43	1,724	1.84%	-21.37%	to	-20.31%
Timothy Plan - Conservative Growth VS Fund (TPVCGP)
2022	0.00%			68,144	15.45			1,052,973	0.83%	-12.67%
2021	0.00%			71,901	17.69			1,272,267	0.67%	7.93%
2020	0.00%			129,148	16.40			2,117,404	0.92%	8.24%
2019	0.00%			93	15.15			1,408	0.82%	15.68%
2018	0.00%	to	0.15%	68	9.64	to	13.09	893	1.26%	-8.97%	to	-8.78%
Timothy Plan - Strategic Growth VS Fund (TPVSGP)
2022	0.00%			150,268	17.38			2,611,826	1.09%	-12.96%
2021	0.00%			143,291	19.97			2,861,228	1.01%	12.52%
2020	0.00%	to	0.15%	72,399	12.39	to	17.75	1,272,696	0.51%	9.01%	to	9.18%
2019	0.00%			79	16.25			1,277	0.72%	19.78%
2018	0.00%	to	0.15%	88	9.50	to	13.57	1,198	0.93%	-12.04%	to	-11.88%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2022	0.00%	to	0.15%	503,216	10.88	to	12.91	5,504,861	0.00%	-13.49%	to	-13.36%
2021	0.00%	to	0.15%	573,020	12.56	to	14.93	7,212,945	10.99%	-14.14%	to	-14.01%
2020	0.00%	to	0.15%	737,199	14.60	to	17.38	10,808,449	3.05%	38.42%	to	38.62%
2019	0.00%	to	0.15%	564	10.54	to	12.56	5,951	0.00%	38.54%	to	38.75%
2018	0.00%	to	0.15%	426	7.59	to	9.07	3,241	3.70%	-16.64%	to	-16.59%
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class (VWBF)
2022	0.00%	to	0.15%	127,912	10.80	to	15.03	1,910,453	4.96%	-7.07%	to	-6.93%
2021	0.00%	to	0.15%	81,993	11.62	to	16.15	1,311,113	4.92%	-4.20%	to	-4.05%
2020	0.00%	to	0.15%	113,237	12.13	to	16.83	1,899,193	7.26%	8.76%	to	8.92%
2019	0.00%	to	0.15%	123	11.15	to	15.45	1,899	0.30%	11.16%	to	12.62%
2018	0.00%	to	1.30%	79	9.92	to	15.95	1,080	7.24%	-7.32%	to	-6.16%
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class (VWEM)
2022	0.00%	to	1.30%	844,357	9.79	to	25.96	20,194,163	0.27%	-25.35%	to	-24.37%
2021	0.00%	to	1.30%	834,048	12.97	to	34.33	26,910,311	0.87%	-13.01%	to	-11.87%
2020	0.00%	to	1.30%	1,023,157	14.73	to	38.95	37,812,545	2.18%	15.73%	to	17.25%
2019	0.00%	to	1.30%	988	12.59	to	33.22	32,014	0.47%	28.91%	to	30.60%
2018	0.00%	to	1.30%	913	9.65	to	25.44	22,769	0.28%	-24.47%	to	-23.47%
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class (VWHA)
2022	0.00%	to	1.30%	463,454	13.21	to	29.67	11,577,688	1.72%	7.00%	to	8.39%
2021	0.00%	to	1.30%	310,487	12.21	to	27.73	7,179,187	0.30%	17.38%	to	18.92%
2020	0.00%	to	1.30%	308,622	10.28	to	23.62	6,064,115	0.71%	17.57%	to	19.11%
2019	0.00%	to	1.30%	176	8.64	to	20.09	2,980	0.00%	10.42%	to	11.87%
2018	0.00%	to	1.30%	160	7.74	to	18.19	2,431	0.00%	-29.22%	to	-28.27%
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2022	0.00%	to	0.50%	10,062,587	14.29	to	28.02	193,462,016	1.86%	-14.73%	to	-14.30%
2021	0.00%	to	0.50%	9,898,751	16.76	to	32.70	224,203,693	1.68%	18.42%	to	19.02%
2020	0.00%	to	0.50%	8,292,826	14.15	to	27.47	161,582,358	2.43%	10.13%	to	10.68%
2019	0.00%	to	0.50%	7,792	12.85	to	24.82	137,887	2.53%	21.87%	to	22.48%
2018	0.00%	to	0.50%	6,483	10.54	to	20.27	94,417	2.25%	-3.92%	to	-3.38%
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio (VVCA)
2022	0.35%	to	0.50%	2,846,954	10.61	to	10.67	30,290,754	2.46%	-15.32%	to	-15.19%
2021	0.35%	to	0.50%	2,691,279	12.53	to	12.58	33,787,153	1.38%	5.46%	to	5.62%
2020	0.35%	to	0.50%	1,840,487	11.88	to	11.91	21,920,318	1.73%	11.17%	to	11.34%
2019	0.35%	to	0.50%	501	10.69	to	10.70	5,361	0.00%	6.88%	to	6.98%	****

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2022	0.00%	to	0.50%	2,068,593	17.19	to	44.37	55,662,960	0.88%	-15.91%	to	-15.48%
2021	0.00%	to	0.50%	2,142,725	20.44	to	52.50	68,868,356	0.85%	20.94%	to	21.54%
2020	0.00%	to	0.50%	1,889,985	16.90	to	43.19	50,862,291	1.44%	16.89%	to	17.47%
2019	0.00%	to	0.50%	2,222	14.46	to	36.77	51,601	1.04%	25.87%	to	26.50%
2018	0.00%	to	0.50%	1,784	11.49	to	29.07	33,610	0.86%	-1.63%	to	-1.16%
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2022	0.00%	to	0.50%	2,398,266	15.61	to	30.25	49,184,420	1.02%	-11.93%	to	-11.49%
2021	0.00%	to	0.50%	2,052,139	17.72	to	34.17	48,274,795	1.00%	29.82%	to	30.47%
2020	0.00%	to	0.50%	1,305,157	13.65	to	26.19	23,814,865	2.49%	11.22%	to	11.78%
2019	0.00%	to	0.50%	1,229	12.27	to	23.43	19,643	2.68%	25.07%	to	25.70%
2018	0.00%	to	0.50%	1,074	9.81	to	18.64	14,100	2.56%	-9.59%	to	-9.12%
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)
2022	0.00%	to	0.50%	9,577,597	16.55	to	43.75	237,795,459	2.43%	-1.16%	to	-0.66%
2021	0.00%	to	0.50%	8,055,735	16.74	to	44.04	206,497,213	1.85%	24.70%	to	25.33%
2020	0.00%	to	0.50%	7,424,974	13.42	to	35.14	155,207,831	2.73%	2.73%	to	3.25%
2019	0.00%	to	0.50%	6,935	13.07	to	34.03	145,444	2.30%	23.81%	to	24.43%
2018	0.00%	to	0.50%	5,391	10.55	to	27.35	95,621	2.21%	-6.47%	to	-5.98%
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)
2022	0.00%	to	0.50%	15,374,880	17.17	to	36.70	375,808,574	1.33%	-18.64%	to	-18.23%
2021	0.00%	to	0.50%	14,527,512	21.10	to	44.88	436,908,827	1.17%	27.91%	to	28.55%
2020	0.00%	to	0.50%	13,056,868	16.50	to	34.91	310,383,095	1.61%	17.61%	to	18.20%
2019	0.00%	to	0.50%	12,415	14.03	to	29.54	250,188	1.77%	30.65%	to	31.30%
2018	0.00%	to	0.50%	10,370	10.74	to	22.50	161,865	1.55%	-4.96%	to	-4.50%
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)
2022	0.00%	to	0.50%	4,367,836	17.09	to	43.47	105,602,155	0.00%	-33.70%	to	-33.37%
2021	0.00%	to	0.50%	4,114,601	25.78	to	65.24	150,087,121	0.03%	17.27%	to	17.86%
2020	0.00%	to	0.50%	3,734,665	21.98	to	55.35	117,412,454	0.30%	42.38%	to	43.09%
2019	0.00%	to	0.50%	3,096	15.44	to	38.68	68,936	0.36%	33.15%	to	33.82%
2018	0.00%	to	0.50%	2,387	11.59	to	28.91	40,943	0.00%	-0.34%	to	0.21%
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)
2022	0.35%	to	0.50%	2,280,583	9.40	to	9.45	21,536,873	2.88%	-13.56%	to	-13.43%
2021	0.35%	to	0.50%	2,754,130	10.87	to	10.91	30,051,516	1.37%	-2.33%	to	-2.18%
2020	0.35%	to	0.50%	1,282,306	11.13	to	11.16	14,304,673	1.43%	6.14%	to	6.30%
2019	0.35%	to	0.50%	936	10.49	to	10.50	9,826	0.00%	4.86%	to	4.96%	****
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2022	0.00%	to	0.50%	43,939,465	9.87	to	14.31	489,676,583	2.05%	-13.65%	to	-13.21%
2021	0.00%	to	0.50%	44,612,933	11.43	to	16.49	575,974,912	1.94%	-2.21%	to	-1.72%
2020	0.00%	to	0.50%	33,864,136	11.69	to	16.77	450,567,799	2.24%	7.05%	to	7.58%
2019	0.00%	to	0.50%	27,246	10.92	to	15.59	340,210	2.34%	8.13%	to	8.67%
2018	0.00%	to	0.50%	21,041	10.10	to	14.35	244,123	2.17%	-0.59%	to	-0.14%
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2022	0.00%	to	0.50%	4,641,710	11.22	to	20.12	63,887,402	4.72%	-9.81%	to	-9.36%
2021	0.00%	to	0.50%	4,757,537	12.44	to	22.20	73,580,408	4.11%	3.16%	to	3.68%
2020	0.00%	to	0.50%	4,389,871	12.06	to	21.42	65,918,041	4.73%	5.15%	to	5.67%
2019	0.00%	to	0.50%	3,823	11.47	to	20.27	55,110	5.69%	15.10%	to	15.67%
2018	0.00%	to	0.50%	3,021	9.96	to	17.52	38,232	4.87%	-3.30%	to	-2.72%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2022	0.00%	to	0.50%	9,139,018	14.63	to	20.30	155,031,779	1.31%	-30.47%	to	-30.12%
2021	0.00%	to	0.50%	8,859,048	21.03	to	29.06	215,578,073	0.27%	-2.03%	to	-1.54%
2020	0.00%	to	0.50%	8,790,190	21.47	to	29.51	219,025,913	1.25%	56.80%	to	57.58%
2019	0.00%	to	0.50%	10,030	13.69	to	18.73	159,123	1.41%	30.56%	to	31.22%
2018	0.00%	to	0.50%	9,478	10.49	to	14.27	115,371	0.73%	-13.02%	to	-12.61%
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio (VVMA)
2022	0.35%	to	0.50%	2,359,841	11.18	to	11.24	26,506,854	2.41%	-16.35%	to	-16.22%
2021	0.35%	to	0.50%	2,138,904	13.36	to	13.42	28,684,086	1.24%	9.52%	to	9.69%
2020	0.35%	to	0.50%	1,095,439	12.20	to	12.23	13,397,969	1.57%	13.20%	to	13.37%
2019	0.35%			305	10.79			3,286	0.00%	7.90%			****

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2022	0.00%	to	0.50%	7,345,241	15.24	to	42.59	158,080,029	1.12%	-19.23%	to	-18.82%
2021	0.00%	to	0.50%	6,970,823	18.87	to	52.46	187,858,423	1.04%	23.74%	to	24.36%
2020	0.00%	to	0.50%	6,298,120	15.25	to	42.19	139,270,150	1.42%	17.48%	to	18.07%
2019	0.00%	to	0.50%	5,619	12.98	to	35.73	107,646	1.37%	30.22%	to	30.87%
2018	0.00%	to	0.50%	4,473	9.97	to	27.30	67,598	1.12%	-9.77%	to	-9.33%
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2022	0.00%	to	0.50%	5,532,405	12.01	to	32.53	104,773,829	1.89%	-26.66%	to	-26.30%
2021	0.00%	to	0.50%	5,329,642	16.37	to	44.13	138,483,548	1.91%	39.51%	to	40.21%
2020	0.00%	to	0.50%	4,467,795	11.74	to	31.48	84,397,324	2.70%	-5.33%	to	-4.85%
2019	0.00%	to	0.50%	4,897	12.40	to	33.08	99,319	2.56%	28.16%	to	28.81%
2018	0.00%	to	0.50%	4,174	9.67	to	25.69	67,849	2.74%	-5.84%	to	-5.34%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2022	0.00%	to	0.50%	1,117,482	13.68	to	38.32	22,451,053	0.27%	-25.72%	to	-25.35%
2021	0.00%	to	0.50%	1,230,860	18.42	to	51.34	33,463,717	0.38%	13.65%	to	14.22%
2020	0.00%	to	0.50%	1,483,654	16.21	to	44.95	35,105,323	0.69%	22.57%	to	23.18%
2019	0.00%	to	0.50%	1,921	13.22	to	36.49	36,728	0.52%	27.47%	to	28.11%
2018	0.00%	to	0.50%	2,333	10.37	to	28.48	34,885	0.35%	-7.74%	to	-7.26%
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2022	0.00%	to	0.50%	27,771,902	10.37	to	14.05	315,957,076	1.60%	-6.19%	to	-5.72%
2021	0.00%	to	0.50%	26,977,350	11.05	to	14.91	326,647,862	1.97%	-0.95%	to	-0.45%
2020	0.00%	to	0.50%	24,234,380	11.16	to	14.97	297,074,050	2.60%	4.97%	to	5.49%
2019	0.00%	to	0.50%	21,445	10.63	to	14.19	252,725	2.47%	5.17%	to	5.69%
2018	0.00%	to	0.50%	18,027	10.11	to	13.43	203,043	1.60%	0.60%	to	1.05%
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2022	0.35%	to	0.50%	9,293,032	10.73	to	10.79	100,147,391	3.28%	-16.43%	to	-16.31%
2021	0.35%	to	0.50%	7,728,983	12.84	to	12.89	99,593,374	1.55%	7.99%	to	8.15%
2020	0.35%	to	0.50%	4,549,992	11.89	to	11.92	54,218,259	1.76%	10.63%	to	10.79%
2019	0.35%	to	0.50%	1,967	10.75	to	10.76	21,162	0.00%	7.46%	to	7.56%	****
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)
2022	0.00%	to	0.50%	15,571,542	16.56	to	35.85	366,491,063	1.32%	-19.99%	to	-19.59%
2021	0.00%	to	0.50%	14,805,459	20.69	to	44.58	437,772,571	1.14%	25.01%	to	25.64%
2020	0.00%	to	0.50%	13,639,343	16.55	to	35.49	324,476,528	1.51%	19.95%	to	20.55%
2019	0.00%	to	0.50%	12,973	13.80	to	29.44	257,570	1.47%	30.10%	to	30.75%
2018	0.00%	to	0.50%	10,625	10.61	to	22.51	164,537	1.45%	-5.77%	to	-5.34%
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A (VRVDIA)
2022	0.00%			104,783	13.48			1,412,553	0.00%	-18.61%
2021	0.00%			109,247	16.56			1,809,572	0.00%	8.32%
2020	0.00%			102,803	15.29			1,572,043	0.00%	23.64%
2019	0.00%	to	0.15%	117	10.85	to	12.37	1,450	0.91%	18.36%	to	18.54%
2018	0.00%	to	0.15%	105	9.17	to	10.43	1,095	2.82%	-16.79%	to	-16.69%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2022	0.00%	to	0.15%	227,285	13.18	to	24.37	5,481,921	0.79%	-26.20%	to	-26.09%
2021	0.00%	to	0.15%	348,489	17.86	to	32.97	11,166,341	0.87%	46.19%	to	46.41%
2020	0.00%	to	0.15%	254,534	12.22	to	22.52	5,644,941	1.24%	-1.70%	to	-1.55%
2019	0.00%	to	0.15%	264	12.43	to	22.87	5,970	1.79%	27.23%	to	27.42%
2018	0.00%	to	0.15%	256	9.77	to	17.95	4,584	1.67%	-6.69%	to	-6.51%
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A (VRVNMA)
2022	0.00%	to	0.15%	655,035	10.70	to	14.52	9,485,793	3.20%	-9.66%	to	-9.52%
2021	0.00%	to	0.15%	741,385	11.84	to	16.05	11,841,001	2.74%	0.92%	to	1.07%
2020	0.00%	to	0.15%	936,210	11.73	to	15.88	14,855,133	4.02%	6.37%	to	6.53%
2019	0.00%	to	0.15%	747	11.03	to	14.90	11,131	4.07%	10.30%	to	10.47%
2018	0.00%	to	0.15%	676	10.00	to	13.49	9,108	3.43%	-2.82%	to	-2.67%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2022	0.00%	to	0.15%	1,692,195	12.47	to	14.60	24,686,099	1.45%	0.73%	to	0.88%
2021	0.00%	to	0.15%	1,839,400	12.38	to	14.48	26,592,404	0.00%	0.93%	to	1.08%
2020	0.00%	to	0.15%	1,646,849	12.27	to	14.32	23,438,636	0.00%	7.22%	to	7.38%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2022

	Contract Expense Rate*			Units*****	Unit Fair Value			Contract Owners’ Equity*****	Investment Income Ratio**	Total Return***
2019	0.00%	to	0.15%	1,830	11.44	to	13.34	24,360	1.09%	6.01%	to	6.17%
2018	0.00%	to	0.15%	1,704	10.79	to	12.56	21,400	0.91%	6.94%	to	7.08%

*

This represents the annual contract expense rate or range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return or range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.
*****	Units and Contract Owners’ Equity is presented rounded (in 000’s) for the years 2018 – 2019 and is presented unrounded for 2020 – 2022, as applicable.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(A Wholly Owned Subsidiary of Jefferson National Financial Corporation)

2022 Statutory Financial Statements and Supplemental Schedules

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2022

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors

Jefferson National Life Insurance Company:

Opinions

We have audited the financial statements of Jefferson National Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2022, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2022 in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2022.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Supplementary Information

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Schedule I Summary of Investments- Other Than Investments in Related Parties, Schedule IV Reinsurance, and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP

Columbus, Ohio

April 18, 2023

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in thousands, except share amounts)	2022	2021
Admitted assets
Invested assets
Bonds	$437,698	$391,731
Stocks	20,148	21,250
Mortgage loans, net of allowance	4,354	5,974
Policy loans	4,592	4,872
Cash, cash equivalents and short-term investments	52,200	103,611

Total invested assets	$518,992	$527,438
Accrued investment income	4,847	3,441
Deferred federal income tax assets, net	13,329	13,284
Other assets	9,718	6,636
Separate account assets	8,958,380	10,256,187

Total admitted assets	$9,505,266	$10,806,986

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$281,545	$271,119
Funds withheld and other payables on reinsurance	127,351	132,212
Borrowed money	—	17,936
Asset valuation reserve	3,833	3,664
Other liabilities	15,248	23,273
Separate account liabilities	8,958,380	10,256,187

Total liabilities	$9,386,357	$10,704,391

Capital and surplus
Capital shares ($4.80 par value; authorized - 1,065,000 shares, issued and outstanding - 1,043,565 shares)	$5,009	$5,009
Additional paid-in capital	42,165	42,165
Unassigned surplus	71,735	55,421

Total capital and surplus	$118,909	$102,595

Total liabilities, capital and surplus	$9,505,266	$10,806,986

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Operations

	Year ended December 31,
(in thousands)	2022	2021	2020
Revenues
Premiums and annuity considerations	$931,511	$1,388,558	$988,559
Net investment income	17,308	16,894	16,858
Policyholder fee income	23,179	23,575	18,619
Other revenues	2,053	2,329	3,114

Total revenues	$974,051	$1,431,356	$1,027,150

Benefits and expenses
Benefits to policyholders and beneficiaries	$676,536	$643,229	$596,773
(Decrease) increase in reserves for future policy benefits and claims	(6,685)	(2,225)	870
Net transfers to separate accounts	272,767	758,484	403,098
Decrease in funds withheld	5,926	7,530	5,774
Other expenses	6,270	4,560	6,644

Total benefits and expenses	$954,814	$1,411,578	$1,013,159

Income before federal income tax expense (benefit) and net realized capital (losses) gains on investments	$19,237	$19,778	$13,991
Federal income tax expense (benefit)	1,957	1,954	(1,982)

Income before net realized capital (losses) gains on investments	$17,280	$17,824	$15,973
Net realized capital (losses) gains on investments, net of federal income tax expense of $81, $322 and $137 in 2022, 2021 and 2020, respectively, and excluding $18, $106 and $261 of net realized capital gains transferred to the interest maintenance reserve in 2022, 2021 and 2020, respectively	(52)	150	(872)

Net income	$17,228	$17,974	$15,101

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Changes in Capital and Surplus

(in thousands)	Capital shares	Additional paid-in capital	Unassigned deficit	Capital and surplus
Balance as of December 31, 2019	$5,009	$42,165	$5,163	$52,337
Change in reserve on account of change in valuation basis	—	—	10,567	10,567

Balance as of January 1, 2020	$5,009	$42,165	$15,730	$62,904
Net income	—	—	15,101	15,101
Change in asset valuation reserve	—	—	(12)	(12)
Change in net unrealized capital gains and losses net of tax (benefit) of ($2)	—	—	(1)	(1)
Change in deferred income taxes	—	—	1,235	1,235
Change in nonadmitted assets	—	—	2,552	2,552

Balance as of December 31, 2020	$5,009	$42,165	$34,605	$81,779
Cumulative effect of change in accounting principle	—	—	597	597

Balance as of January 1, 2021	$5,009	$42,165	$35,202	$82,376
Net income	—	—	17,974	17,974
Change in asset valuation reserve	—	—	(235)	(235)
Change in net unrealized capital gains and losses net of tax expense of $54	—	—	(229)	(229)
Change in deferred income taxes	—	—	2,071	2,071
Change in nonadmitted assets	—	—	638	638

Balance as of December 31, 2021	$5,009	$42,165	$55,421	$102,595
Net income	—	—	17,228	17,228
Change in asset valuation reserve	—	—	(169)	(169)
Change in net unrealized capital gains and losses net of tax expense of $178	—	—	(578)	(578)
Change in deferred income taxes	—	—	2,756	2,756
Change in nonadmitted assets	—	—	(2,923)	(2,923)

Balance as of December 31, 2022	$5,009	$42,165	$71,735	$118,909

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of JEFFERSON NATIONAL FINANCIAL CORPORATION)

Statutory Statements of Cash Flow

	Year ended December 31,
(in thousands)	2022	2021	2020
Cash flows from operating activities
Premiums collected, net of reinsurance	$931,511	$1,388,558	$988,559
Net investment income	15,582	16,715	16,519
Other revenue	24,197	24,947	22,710
Policy benefits and claims paid	(676,675)	(642,124)	(596,247)
Commissions, operating expenses and taxes, other than federal income tax paid	(12,304)	(12,442)	(13,016)
Net transfers to separate accounts	(272,722)	(758,546)	(403,433)
Federal income taxes paid	(1,092)	(1,306)	(77)

Net cash provided by operating activities	$8,497	$15,802	$15,015

Cash flows from investing activities
Proceeds from investments sold, matured or repaid
Bonds and stocks	$25,470	$53,090	$38,026
Mortgage loans	1,620	1,923	969
Other invested assets	—	141	—

Investment proceeds	$27,090	$55,154	$38,995

Cost of investments acquired
Bonds and stocks	$(70,724)	$(16,971)	$(27,337)

Investments acquired	$(70,724)	$(16,971)	$(27,337)

Net decrease in policy loans	$243	$412	$449

Net cash (used in) provided by investing activities	$(43,391)	$38,595	$12,107

Cash flows from financing activities and other miscellaneous sources
Net change in deposits on deposit-type contract funds and other insurance liabilities	$17,139	$9,606	$6,191
Net change in borrowed money	(17,936)	(15,796)	(12,467)
Other cash (used) provided	(15,720)	5,384	(2,223)

Net cash used in financing activities and other miscellaneous sources	$(16,517)	$(806)	$(8,499)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(51,411)	$53,591	$18,623
Cash, cash equivalents and short-term investments at beginning of year	103,611	50,020	31,397

Cash, cash equivalents and short-term investments at end of year	$52,200	$103,611	$50,020

Non-cash activities
Exchange of bond investments	$—	$—	$7,573

See accompanying notes to statutory financial statements.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(1)	Nature of Operations

Jefferson National Life Insurance Company (“JNL” or “the Company”) is a Texas domiciled stock life insurance company.

The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

The Company is licensed in all states and the District of Columbia, except New York and is a wholly-owned subsidiary of Jefferson National Financial Corporation (“JN Financial”), a holding company incorporated in the state of Delaware. JN Financial is a wholly-owned subsidiary of Nationwide Life Insurance Company (“NLIC”). NLIC is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company markets variable annuities including a flat insurance fee variable annuity called Monument Advisor. Monument Advisor is primarily sold by independent registered investment advisors and other fee-based advisors.

The Company’s wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), is a New York domiciled insurance company created to serve the New York market.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2022 and 2021, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include certain investment valuations and future policy benefits and claims. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company has no statutory accounting practices that differ from those of the Department or the National Association of Insurance Commissioners (“NAIC”).

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

•	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

•

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

•

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

•

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

•	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

•	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

•	costs related to successful policy acquisitions are charged to operations in the year incurred;

•	negative cash balances are reported as negative assets;

•	certain income and expense items are charged or credited directly to capital and surplus;

•	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

•	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

•	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

•	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

•	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

•	Certain assets and liabilities are reported net of ceded reinsurance balances; and

•	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

•	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

•	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

•	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

•

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks;

•

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

•	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

•	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Federal Income Taxes

•

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of capital and surplus); and

•	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

•

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 3.5% and 4.0% and the 2017 CSO table at an interest rates of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

Prior to 2020, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public and privately-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Separate account liabilities, in conjunction with accrued transfers to/from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM. The difference between full account value and CARVM is reflected in accrued transfers to/from separate accounts, as prescribed by the NAIC, within other liabilities in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to/from separate accounts and federal income tax, respectively.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources when available, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities or models are used. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for certain privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiary, JNLNY, is carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. The investment in JNLNY is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company primarily holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

The Company has invested in seven mortgage loan participation arrangements managed by Innovative Capital Advisors and has various ownership percentages ranging from 6.78% to 30.77% as of December 31, 2022. Impairment losses are recognized if the underlying mortgage loans were unable to collect all the principal and interest payments according to the contractual terms of the agreement. The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) ratio. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. This loan quality measurement contributes to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost, which approximates fair value.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secured Overnight Financing Rate, prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the reporting period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged directly to surplus, with the impact of taxes on unrealized capital gains or losses and nonadmitted assets reported separately in the statutory statements of changes in capital and surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Accounting Changes

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $10,567.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under Statement of Statutory Accounting Principles No. (“SSAP”) 101, Income Taxes (“SSAP No. 101”). Prior to 2020, the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The new method did not materially impact surplus as of December 31, 2020.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Recently Adopted Accounting Standards

Effective January 1, 2021, the Company adopted revisions to SSAP No. 32R, Preferred Stock (“SSAP No. 32R”). The adopted revisions updated the definition for redeemable and perpetual preferred stock and furthermore, updated the valuation classification for perpetual preferred stock to fair value. Previously, perpetual preferred stock could have been valued at amortized cost or fair value based on the rating of the security. Per SSAP No. 32R, any valuation classification changes from amortized cost to fair value are to be recognized in statutory surplus. Going forward, changes to fair value will be recognized as a change in net unrealized gains and losses in statutory surplus. As a result of this change, the Company recorded an increase to statutory surplus of $597 as of January 1, 2021.

Subsequent Events

The Company evaluated subsequent events through April 18, 2023, the date the statutory financial statements were issued.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,422	$—	$2,422	0%
At book value less current surrender charge of 5% or more	977	—	—	977	0%
At fair value	—	—	8,930,447	8,930,447	97%

Total with market value adjustment or at fair value	$977	$2,422	$8,930,447	$8,933,846	97%
At book value without adjustment (minimal or no charge or adjustment)	293,333	—	—	293,333	3%
Not subject to discretionary withdrawal	13,911	—	333	14,244	0%

Total, gross	$308,221	$2,422	$8,930,780	$9,241,423	100%
Less: Reinsurance ceded	(131,163)	—	—	(131,163)

Total, net	$177,058	$2,422	$8,930,780	$9,110,260

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$337	$—	$—	$337

December 31, 2021
Subject to discretionary withdrawal:
With market value adjustment	$—	$2,047	$—	$2,047	0%
At book value less current surrender charge of 5% or more	532	—	—	532	0%
At fair value	—	—	10,218,214	10,218,214	97%

Total with market value adjustment or at fair value	$532	$2,047	$10,218,214	$10,220,793	97%
At book value without adjustment (minimal or no charge or adjustment)	303,091	—	—	303,091	3%
Not subject to discretionary withdrawal	14,540	—	488	15,028	0%

Total, gross	$318,163	$2,047	$10,218,702	$10,538,912	100%
Less: Reinsurance ceded	(135,510)	—	—	(135,510)

Total, net	$182,653	$2,047	$10,218,702	$10,403,402

Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$183	$—	$—	$183

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2022
Subject to discretionary withdrawal:
At fair value	$—	$25,059	$25,059	36%

Total with market value adjustment or at fair value	$—	$25,059	$25,059	36%
At book value without adjustment (minimal or no charge or adjustment)	45,519	—	45,519	64%

Total, gross	$45,519	$25,059	$70,578	100%
Less: Reinsurance ceded	(1,173)	—	(1,173)

Total, net	$44,346	$25,059	$69,405

December 31, 2021
Subject to discretionary withdrawal:
At fair value	$—	$35,273	$35,273	43%

Total with market value adjustment or at fair value	$—	$35,273	$35,273	43%
At book value without adjustment (minimal or no charge or adjustment)	46,625	—	46,625	57%

Total, gross	$46,625	$35,273	$81,898	100%
Less: Reinsurance ceded	(1,160)	—	(1,160)

Total, net	$45,465	$35,273	$80,738

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in thousands)	General account	% of Total
December 31, 2022
At book value without adjustment (minimal or no charge or adjustment)	$55,469	79%
Not subject to discretionary withdrawal	14,980	21%

Total, gross	$70,449	100%
Less: Reinsurance ceded	(10,309)

Total, net	$60,140

December 31, 2021
At book value without adjustment (minimal or no charge or adjustment)	$37,973	71%
Not subject to discretionary withdrawal	15,446	29%

Total, gross	$53,419	100%
Less: Reinsurance ceded	(10,417)

Total, net	$43,002

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in thousands)	2022	2021
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$207,965	$214,084
Supplemental contracts with life contingencies, net	13,440	14,033
Deposit-type contracts	60,140	43,002

Subtotal	$281,545	$271,119
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	8,958,260	10,256,022

Subtotal	$8,958,260	$10,256,022

Total annuity actuarial reserves and deposit fund liabilities, net	$9,239,805	$10,527,141

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account
(in thousands)	Account value	Cash value	Reserve
December 31, 2022
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$89,583	$157,341	$160,766

Subtotal	$89,583	$157,341	$160,766
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	5,474
Accidental death benefits	—	—	9
Disability - active lives	—	—	31
Disability - disabled lives	—	—	3,098
Miscellaneous reserves	—	—	1,836

Total, gross	$89,583	$157,341	$171,214
Less: reinsurance ceded	(89,583)	(157,341)	(171,214)

Total, net	$—	$—	$—

December 31, 2021
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$92,166	$165,548	$169,199

Subtotal	$92,166	$165,548	$169,199
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	—	—	5,991
Accidental death benefits	—	—	11
Disability - active lives	—	—	39
Disability - disabled lives	—	—	3,220
Miscellaneous reserves	—	—	2,216

Total, gross	$92,166	$165,548	$180,676
Less: reinsurance ceded	(92,166)	(165,548)	(180,676)

Total, net	$—	$—	$—

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2022		December 31, 2021
(in thousands)	Legally insulated assets	Separate account assets (not legally insulated)	Legally insulated assets	Separate account assets (not legally insulated)
Product / Transaction:
Variable annuity	$8,958,380	$—	$10,256,187	$—

Total	$8,958,380	$—	$10,256,187	$—

The Company does not engage in securities lending transactions within its separate accounts.

All separate accounts held by the Company relate to individual variable annuity contracts with non-guaranteed returns. The net investment experience of the separate accounts is credited directly to the contractholder and can be positive or negative. However, the Company also has minimal guarantee riders on certain separate account variable annuity contracts that are subject to a market value adjustment.

Guaranteed minimum income benefit – Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

Guaranteed minimum withdrawal benefit – Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of the premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

Guaranteed minimum death benefit – Riders available on certain variable products of the Company generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% (“5% roll-up benefit”), the greatest account value on any contract anniversary (“1-year ratchet”) and on the account value reset every 7th anniversary (“7-year lookback”).

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$—	$934,121	$934,121

Reserves
For accounts with assets at:
Fair value	$2,422	$8,955,839	$8,958,261

Total reserves[1]	$2,422	$8,955,839	$8,958,261

By withdrawal characteristics:
With market value adjustment	$2,422	$—	$2,422
At fair value	—	8,955,506	8,955,506

Subtotal	$2,422	$8,955,506	$8,957,928
Not subject to discretionary withdrawal	—	333	333

Total reserves[1]	$2,422	$8,955,839	$8,958,261

1

The total reserves balance does not equal the liabilities related to separate accounts of $8,958,380 in the statutory statements of admitted assets, liabilities, capital and surplus by $119, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

(in thousands)	Nonindexed guarantee less than or equal to 4%	Nonguaranteed separate accounts	Total
December 31, 2021
Premiums, considerations or deposits	$—	$1,384,256	$1,384,256

Reserves
For accounts with assets at:
Fair value	$2,047	$10,253,975	$10,256,022

Total reserves[1]	$2,047	$10,253,975	$10,256,022

By withdrawal characteristics:
With market value adjustment	$2,047	$—	$2,047
At fair value	—	10,253,487	10,253,487

Subtotal	$2,047	$10,253,487	$10,255,534
Not subject to discretionary withdrawal	—	488	488

Total reserves[1]	$2,047	$10,253,975	$10,256,022

1

The total reserves balance does not equal the liabilities related to separate accounts of $10,256,187 in the statutory statements of admitted assets, liabilities, capital and surplus by $165, due to an adjustment for CARVM reserves that have not been allocated to the categories outlined above.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table is a reconciliation of net transfers to separate accounts, as of the dates indicated:

	December 31,
(in thousands)	2022	2021	2020
Net transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$934,121	$1,384,256	$984,333
Transfers from separate accounts	(661,634)	(628,075)	(582,012)

Net transfers to separate accounts	$272,487	$756,181	$402,321
Reconciling adjustments:
Exchange accounts and fees not included in general account transfers	(4,557)	2,713	1,290
Other miscellaneous adjustments not included in the general account balance	4,837	(410)	(513)

Net transfers as reported in the statutory statements of operations	$272,767	$758,484	$403,098

(5)	Investments

Bonds and stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in thousands)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2022
Bonds:
U.S. Government	$9,888	$—	$649	$9,239
Political subdivisions and special revenues	13,343	1	794	12,550
Industrial and miscellaneous	336,051	91	26,294	309,848
Loan-backed and structured securities	78,416	256	7,376	71,296

Total bonds	$437,698	$348	$35,113	$402,933

Common stocks unaffiliated	6,560	—	—	6,560
Preferred stocks unaffiliated	6,820	—	—	6,820

Total unaffiliated stocks[1]	$13,380	$—	$—	$13,380

Total bonds and unaffiliated stocks	$451,078	$348	$35,113	$416,313

December 31, 2021
Bonds:
U.S. Government	$8,978	$486	$7	$9,457
Political subdivisions and special revenues	13,719	1,195	22	14,892
Industrial and miscellaneous	281,679	28,845	671	309,853
Loan-backed and structured securities	87,355	4,168	375	91,148

Total bonds	$391,731	$34,694	$1,075	$425,350

Common stocks unaffiliated	6,493	—	—	6,493
Preferred stocks unaffiliated	8,079	—	—	8,079

Total unaffiliated stocks[1]	$14,572	$—	$—	$14,572

Total bonds and unaffiliated stocks	$406,303	$34,694	$1,075	$439,922

1	Excludes affiliated common stocks with a carrying value of $6,768 and $6,678 as of December 31, 2022 and 2021, respectively. Affiliated common stocks represents the investment in JNLNY.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $11,990 and $10,207 as of December 31, 2022 and 2021, respectively.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2022. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in thousands)	Carrying value	Fair value
Bonds:
Due in one year or less	$5,786	$5,750
Due after one year through five years	138,869	132,760
Due after five years through ten years	109,635	102,151
Due after ten years	104,992	90,976

Total bonds excluding loan-backed and structured securities	$359,282	$331,637
Loan-backed and structured securities	78,416	71,296

Total bonds	$437,698	$402,933

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in thousands)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2022
Bonds:
U.S Government	$7,852	$530	$1,388	$119	$9,240	$649
Political subdivisions and special revenues	8,142	775	3,657	19	11,799	794
Industrial and miscellaneous	281,411	21,646	20,303	4,648	301,714	26,294
Loan-backed and structured securities	58,192	5,475	11,278	1,901	69,470	7,376

Total bonds	$355,597	$28,426	$36,626	$6,687	$392,223	$35,113

Preferred stocks unaffiliated	$5,165	$295	$167	$—	$5,332	$295

Total bonds and stocks	$360,762	$28,721	$36,793	$6,687	$397,555	$35,408

December 31, 2021
Bonds:
U.S Government	$595	$7	$—	$—	$595	$7
Political subdivisions and special revenues	—	—	4,016	22	4,016	22
Industrial and miscellaneous	20,341	248	4,251	423	24,592	671
Loan-backed and structured securities	10,723	199	2,387	176	13,110	375

Total bonds	$31,659	$454	$10,654	$621	$42,313	$1,075

Preferred stocks unaffiliated	$167	$—	$—	$—	$167	$—

Total bonds and stocks	$31,826	$454	$10,654	$621	$42,480	$1,075

As of December 31, 2022, management evaluated securities in an unrealized loss position for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell loan-backed and structured securities that have been identified as having other-than-temporary impairments for the years ended December 31, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Mortgage Loans, Net of Allowance

The following table summarizes the LTV ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio
(in thousands)	Less than 90%	90% or greater	Total
December 31, 2022
Apartment	$612	$—	$612
Industrial	764	—	764
Office	379	—	379
Retail	2,362	—	2,362
Other	237	—	237

Total	$4,354	$—	$4,354

Weighted average ratio	40%	n/a	40%

December 31, 2021
Apartment	$659	$—	$659
Industrial	824	—	824
Office	1,194	—	1,194
Retail	3,024	—	3,024
Other	273	—	273

Total	$5,974	$—	$5,974

Weighted average ratio	43%	n/a	43%

As of December 31, 2022 and 2021, the Company has a diversified mortgage loan portfolio with no more than 21.5% and 17.7%, respectively, in a geographic region in the U.S. and no more than 11.2% and 8.5%, respectively, with any one borrower. There were no new mortgage loans originated or acquired during 2022 and 2021. The Company’s valuation allowance on mortgage loans was immaterial as of December 31, 2022 and 2021. As of December 31, 2022 and 2021, the Company did not hold material mortgage loans with interest 90 days or more past due. There were no material taxes, assessments, or any amounts advanced and not included in the mortgage loan portfolio.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in thousands)	2022	2021	2020
Bonds	$16,730	$16,898	$16,847
Preferred stock	429	505	520
Common stock	67	19	76
Mortgage loans	299	415	463
Policy loans	296	293	341
Other	273	3	65

Gross investment income	$18,094	$18,133	$18,312
Interest expense	(218)	(675)	(845)
Investment expenses	(568)	(564)	(609)

Net investment income	$17,308	$16,894	$16,858

There was no investment income due and accrued that was nonadmitted as of December 31, 2022 and 2021.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in thousands)	2022	2021	2020
Gross gains on sales	$143	$1,038	$277
Gross losses on sales	(96)	(460)	(32)

Net realized gains on sales	$47	$578	$245
Other-than-temporary impairments	—	—	(719)

Total net realized capital gains (losses)	$47	$578	$(474)
Tax expense	(81)	(322)	(137)

Net realized capital (losses) gains, net of tax	$(34)	$256	$(611)
Less: Realized gains transferred to the IMR	(18)	(106)	(261)

Net realized capital (losses) gains, net of tax and transfers to the IMR	$(52)	$150	$(872)

For the year ended December 31, 2022, gross realized gains and gross realized losses on sales of bonds were $143 and $96, respectively. For the year ended December 31, 2021, gross realized gains and gross realized losses on sales of bonds were $881 and $460, respectively. For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $277 and $22, respectively.

The Company did not enter into any repurchase transactions that would be considered wash sales during the years ended December 31, 2022, 2021 and 2020.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(6)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2022 and 2021:

(in thousands)	Level 1	Level 2	Level 3	Total
December 31, 2022
Assets
Bonds	$—	$152	$—	$152
Preferred stocks unaffiliated	—	6,820	—	6,820
Common stocks unaffiliated	—	6,560	—	6,560
Separate account assets	8,958,380	—	—	8,958,380

Assets at fair value	$8,958,380	$13,532	$—	$8,971,912

December 31, 2021
Assets
Preferred stocks unaffiliated	$—	$8,079	$—	$8,079
Common stocks unaffiliated	—	6,493	—	6,493
Separate account assets	10,256,187	—	—	10,256,187

Assets at fair value	$10,256,187	$14,572	$—	$10,270,759

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair value
(in thousands)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2022
Assets
Bonds[1]	$9,239	$383,854	$9,688	$402,781	$437,546
Mortgage loans, net of allowance	—	—	4,354	4,354	4,354
Policy loans	—	—	4,592	4,592	4,592
Cash, cash equivalents and short-term investments	40,800	11,400	—	52,200	52,200

Total assets	$50,039	$395,254	$18,634	$463,927	$498,692

December 31, 2021
Assets
Bonds[1]	$9,457	$404,049	$11,844	$425,350	$391,731
Mortgage loans, net of allowance	—	—	5,974	5,974	5,974
Policy loans	—	—	4,872	4,872	4,872
Cash, cash equivalents and short-term investments	95,888	7,723	—	103,611	103,611

Total assets	$105,345	$411,772	$22,690	$539,807	$506,188

Liabilities
FHLB advances	$—	$—	$17,899	$17,899	$17,899

Total liabilities	$—	$—	$17,899	$17,899	$17,899

1	Level 3 is primarily composed of bonds subject to Athene Life Re Ltd. (“Athene”) treaty, as disclosed in Note 9, and lottery receivable bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Federal Home Loan Bank (“FHLB”) Advances. For FHLB Advances with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(7)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$34,113	$54	$34,167
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$34,113	$54	$34,167
Less: Deferred tax assets nonadmitted	20,265	—	20,265

Net admitted deferred tax assets	$13,848	$54	$13,902
Less: Deferred tax liabilities	481	92	573

Net admitted deferred tax assets (liabilities)	$13,367	$(38)	$13,329

	December 31, 2021
(in thousands)	Ordinary	Capital	Total
Total gross deferred tax assets	$31,753	$—	$31,753
Statutory valuation allowance adjustment	—	—	—

Adjusted gross deferred tax assets	$31,753	$—	$31,753
Less: Deferred tax assets nonadmitted	17,376	—	17,376

Net admitted deferred tax assets	$14,377	$—	$14,377
Less: Deferred tax liabilities	945	148	1,093

Net admitted deferred tax assets (liabilities)	$13,432	$(148)	$13,284

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in thousands)	2022	2021	Change
Adjusted gross deferred tax assets	$34,167	$31,753	$2,414
Total deferred tax liabilities	573	1,093	(520)

Net deferred tax assets	$33,594	$30,660	$2,934
Less: Tax effect of unrealized gains			178

Change in deferred income tax			$2,756

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2022
(in thousands)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$—	$16	$16
Adjusted gross deferred tax assets expected to be realized[1]	13,313	—	13,313
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	535	38	573

Admitted deferred tax assets	$13,848	$54	$13,902

	December 31, 2021
(in thousands)	Ordinary	Capital	Total
Adjusted gross deferred tax assets expected to be realized[1]	$13,284	$—	$13,284
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	1,093	—	1,093

Admitted deferred tax assets	$14,377	$—	$14,377

1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2022 and 2021, the threshold limitation for adjusted capital and surplus was $15,837 and $13,397, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $105,580 and $89,312 as of December 31, 2022 and 2021, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,598% and 1,486% as of December 31, 2022 and 2021, respectively.

There was no impact of tax planning strategies for the Company as of December 31, 2022 and 2021.

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities were not recognized for the years ended December 31, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in thousands)	2022	2021	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$473	$566	$(93)
Deferred acquisition costs	25,615	24,196	1,419
Net operating loss carry-forward	1,294	1,725	(431)
Tax credit carry-forward	6,647	5,170	1,477
Other	84	96	(12)

Subtotal	$34,113	$31,753	$2,360

Nonadmitted	$20,265	$17,376	$2,889

Admitted ordinary deferred tax assets	$13,848	$14,377	$(529)

Capital:
Investments	$54	$—	$54

Subtotal	$54	$—	$54

Nonadmitted	$—	$—	$—

Admitted capital deferred tax assets	$54	$—	$54

Admitted deferred tax assets	$13,902	$14,377	$(475)

Deferred tax liabilities
Ordinary:
Investments	$16	$15	$1
Future policy benefits and claims	465	930	(465)

Subtotal	$481	$945	$(464)

Capital:
Investments	$92	$148	$(56)

Subtotal	$92	$148	$(56)

Deferred tax liabilities	$573	$1,093	$(520)

Net deferred tax assets	$13,329	$13,284	$45

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2022 and 2021.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows, for the years ended:

	December 31,
(in thousands)	2022	2021	2020
Current income tax expense (benefit)	$2,038	$2,276	$(1,845)
Change in deferred income tax (without tax on unrealized gains and losses)	(2,756)	(2,071)	(1,235)

Total income tax (benefit) expense reported	$(718)	$205	$(3,080)

Income before income and capital gains (losses) taxes	$19,266	$20,250	$13,256
Federal statutory tax rate	21%	21%	21%

Expected income tax expense at statutory tax rate	$4,046	$4,253	$2,784
Decrease in actual tax reported resulting from:
Dividends received deduction	(1,827)	(3,023)	(3,275)
Amortization of interest maintenance reserve	(138)	(167)	(188)
Tax credits	(2,726)	(926)	(2,314)
Change in reserve valuation basis	—	—	2,219
Loss carryback rate differential	—	—	(409)
Return to accrual adjustment	—	—	(1,927)
Other	(73)	68	30

Total income tax (benefit) expense reported	$(718)	$205	$(3,080)

The Company incurred $82, $320 and $134 in federal income tax expense in 2022, 2021 and 2020, respectively, which is available for recoupment in the event of future net losses.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2022:

(in thousands)	Amount	Origination	Expiration
Operating loss carry-forwards	$2,053	2009	2023
Operating loss carry-forwards	$2,053	2010	2024
Operating loss carry-forwards	$2,053	2011	2025
Foreign tax credits	$787	2018	2028
Foreign tax credits	$2,469	2019	2029
Foreign tax credits	$142	2020	2030
Foreign tax credits	$725	2021	2031
Foreign tax credits	$2,525	2022	2032

The Company files a consolidated income tax return with its subsidiary, JNLNY. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2022 and 2021.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1,000,000. For a group of related entities, the $1,000,000 threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is determined to be an applicable corporation, it is an applicable corporation in all future years.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT.

The Company comprises a controlled group of corporations and has determined that it likely will be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the CAMT provisions of the Act. The U.S. Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination.

In accordance with INT 22-02: Third Quarter 2022 through First Quarter 2023 Reporting of the Inflation Reduction Act -Corporate Alternative Minimum Tax, the Company did not include an estimate of the impacts of the CAMT because a reasonable estimate cannot be made as of December 31, 2022.

For the year ended December 31, 2022, the Act did not impact the Company’s total tax expense.

(8)	Federal Home Loan Bank Advances

The Company is a member of the FHLB of Dallas. The Texas Department of Insurance has provided an official order to the Company allowing admitted assets up to $150,000 to be pledged as collateral to secure borrowed funds from FHLB. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. The Company’s borrowings are in the form of advances, thus borrowings follow SSAP No. 15, Debt and Holding Company Obligations. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has a combined $6,560 in membership and excess stock and as part of the agreement, did not purchase or hold any additional amounts in activity stock as of December 31, 2022, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company had a combined $5,774 in membership and excess stock and as part of the agreement, purchased and held an additional $719 in activity stock as of December 31, 2021, which is included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company had no outstanding advances from the FHLB as of December 31, 2022, and advances of $17,899 as of December 31, 2021, which is reported as borrowed money on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by mortgage-backed securities with carrying values of $18,913 (0.2% of total admitted assets) as of December 31, 2022 and $23,111 (0.2% of total admitted assets) as of December 31, 2021, which are included in bonds on the statutory statements of admitted assets, liabilities, capital and surplus.

(9)	Reinsurance

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company (“Protective”), Washington National Insurance Company (“WNIC”) and Conseco Life Insurance Co. of Texas (“Conseco”). The total reserves transferred under these agreements were $187,859 and $197,153 as of December 31, 2022 and 2021, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company reinsures 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $126,256 and $130,706 as of December 31, 2022 and 2021, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds were reduced over time by the corresponding amortization of the IMR and fully amortized to zero by December 31, 2016. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(10)	Transactions with Affiliates

The Company has entered into the Third Amended & Restated Cost Sharing Agreement by and among NMIC, Nationwide Mutual Fire Insurance Company and certain of its subsidiaries and affiliates, covering certain expenses included within other expenses on the statements of operations. During 2022, 2021 and 2020, the Company’s operating expenses allocated under these agreements were $21,366, $23,026 and $20,394, respectively.

The Company had entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation (“JNSC”). The Paymaster Agreement stipulated that the Company will pay all commissions associated with the issuance of variable annuity contracts through JNSC and the Company agreed to reimburse JNSC for all variable annuity commissions paid. The Distribution Agreement stipulated that JNSC agrees to be the distributor of variable annuity contracts for the Company and the Company agreed that it will reimburse the costs it incurs to distribute these contracts. Effective November 1, 2022, JNSC completed a merger with Nationwide Investment Services Corporation (“NISC”), with NISC as the surviving company. The Paymaster and Distribution Agreements were terminated with JNSC and existing service agreements with NISC were amended to include the Company. The total amount reimbursed in 2022, 2021 and 2020 under these agreements was $1,191, $1,680 and $1,393, respectively.

Amounts on deposit with NCMC for the benefit of the Company were $11,399 and $7,723 as of December 31, 2022 and 2021, respectively. As of December 31, 2022, amounts on deposit with NCMC were comprised of $9,986 of cash equivalents and $1,413 of short-term investments. As of December 31, 2021, amounts on deposit with NCMC were comprised of $7,332 of cash equivalents and $391 of short-term investments.

Pursuant to a financial support agreement, NLIC agreed to provide the Company with the minimum capital and surplus required by each state in which the Company does business. This agreement does not constitute NLIC as guarantor of any obligation or indebtedness of the Company or provide any creditor of JNL with recourse to or against any of the assets of NLIC.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company’s or any affiliated insurer’s assets or liabilities.

(11)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these mutual guarantees.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

(12)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Texas, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The maximum amount of dividends which can be paid to shareholders by a State of Texas domiciled insurance company without prior approval of the Insurance Commissioner is limited to, together with that of other dividends or distributions made within the preceding twelve months, the greater of either 10% of surplus as regards policyholders as of the preceding December 31, or the net gain from operations for the twelve month period ending December 31 of the previous calendar year. Subject to applicable regulatory approval(s), dividends are paid as determined by the insurer’s board of directors. The Company’s statutory capital and surplus as of December 31, 2022 was $118,909, and statutory net gain from operations before realized capital gains or losses and federal income taxes for 2022 was $19,237. As of January 1, 2023, the Company had the ability to pay dividends of $11,891 without obtaining prior regulatory approval.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Schedule I        Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2022 (in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair Value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
Bonds:
U.S. government and agencies	$9,888	$9,239	$9,888
Obligations of states and political subdivisions	13,843	12,944	13,843
Public utilities	36,262	33,852	36,262
All other corporate, mortgage-backed and asset-backed securities	377,791	346,899	377,705

Total bonds	$437,784	$402,934	$437,698
Equity Securities:
Common stocks:
Industrial, miscellaneous and all other	6,560	6,560	6,560
Nonredeemable preferred stocks	7,079	6,809	6,820

Total stocks[1]	$13,639	$13,369	$13,380
Mortgage loans	4,354		4,354
Cash, cash equivalents and short-term investments	52,200		52,200
Policy loans[2]	4,861		4,592

Total invested assets	$512,838		$512,224

1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investment in JNLNY of $6,768 is excluded from common stocks, as JNLNY is a related party.
2	Difference from Column B is due to $269 of policy loans classified as nonadmitted assets.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Schedule IV        Reinsurance

As of December 31, 2022, 2021 and 2020 and for each of the years then ended (in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2022
Life insurance in force	$931,832	$(931,832)	$—	$—	—
Life insurance premiums[1]	$12,004	$(12,004)	$—	$—	—

2021
Life insurance in force	$996,707	$(996,707)	$—	$—	—
Life insurance premiums[1]	$12,554	$(12,554)	$—	$—	—

2020
Life insurance in force	$1,077,410	$(1,077,259)	$—	$151	—
Life insurance premiums[1]	$13,273	$(13,273)	$—	$—	—

1	Includes life-contingent immediate annuities.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Jefferson National Financial Corporation)

Notes to December 31, 2022, 2021 and 2020 Statutory Financial Statements (in thousands)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2022, 2021 and 2020 (in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2022
Valuation allowances—mortgage loans	$—	$—	$—	$—	$—
Valuation allowances—net deferred tax assets	—	—	—	—	—

2021
Valuation allowances—mortgage loans	$—	$—	$—	$—	$—
Valuation allowances—net deferred tax assets	—	—	—	—	—

2020
Valuation allowances—mortgage loans	$—	$—	$—	$—	$—
Valuation allowances—net deferred tax assets	—	—	—	—	—

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.